NATIONWIDE

VARIABLE

ACCOUNT-II

Annual Report

to

Contract Owners

December 31, 2008

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
AIM VIF - Basic Value Fund - Series II (AVBV2)
5,212,420 shares (cost $48,917,184 )	$21,214,549
AIM VIF - Capital Appreciation Fund - Series II (AVCA2)
460,978 shares (cost $11,849,744 )	7,656,845
AIM VIF - Capital Development Fund - Series II (AVCD2)
1,655,514 shares (cost $26,738,693 )	12,813,679
Alger American Balanced Portfolio - Class S (ALBS)
18,357 shares (cost $267,770 )	173,105
Alger American Mid Cap Growth Portfolio - Class S (ALMCS)
39,061 shares (cost $739,485 )	267,961
AllianceBernstein VPS - Growth and Income Portfolio - Class B (ALVGIB)
722,255 shares (cost $16,173,337 )	9,367,650
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class B (ALVSVB)
1,200,147 shares (cost $16,978,054 )	11,845,451
American Century VP - Balanced Fund - Class I (ACVB)
8,228,193 shares (cost $53,193,572 )	43,444,861
American Century VP - Capital Appreciation Fund - Class I (ACVCA)
8,884,279 shares (cost $79,499,394 )	70,541,173
American Century VP - Income & Growth Fund - Class I (ACVIG)
3,417,793 shares (cost $23,390,422 )	16,473,763
American Century VP - Income & Growth Fund - Class II (ACVIG2)
1,356,731 shares (cost $9,667,772 )	6,525,875
American Century VP - Inflation Protection Fund - Class II (ACVIP2)
12,225,423 shares (cost $128,116,608 )	121,031,687
American Century VP - International Fund - Class I (ACVI)
4,463,481 shares (cost $30,358,697 )	26,513,075
American Century VP - International Fund - Class II (ACVI2)
273,937 shares (cost $1,943,081 )	1,624,446
American Century VP - International Fund - Class III (ACVI3)
2,589,452 shares (cost $19,841,881 )	15,381,346
American Century VP - International Fund - Class IV (ACVI4)
1,540,253 shares (cost $16,054,265 )	9,133,700
American Century VP - Mid Cap Value Fund - Class I (ACVMV1)
461,411 shares (cost $5,782,098 )	4,512,597
American Century VP - Mid Cap Value Fund - Class II (ACVMV2)
2,834,995 shares (cost $34,716,445 )	27,697,904
American Century VP - Ultra(R) Fund - Class I (ACVU1)
304,794 shares (cost $3,096,536 )	1,847,049
American Century VP - Ultra(R) Fund - Class II (ACVU2)
1,316,055 shares (cost $13,071,253 )	7,883,171
American Century VP - Value Fund - Class I (ACVV)
13,547,320 shares (cost $101,565,607 )	63,401,459
American Century VP - Value Fund - Class II (ACVV2)
15,452,419 shares (cost $111,497,195 )	72,317,320
American Century VP - Vista(SM) Fund - Class I (ACVVS1)
347,595 shares (cost $7,046,087 )	3,743,593

(Continued)

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

American Century VP - Vista(SM) Fund - Class II (ACVVS2)
1,169,302 shares (cost $22,931,090 )	$12,523,222
American Funds IS - Growth Fund - Class 1 (AFGF)
264,462 shares (cost $13,292,431 )	8,862,127
American Funds IS - High Income Bond Fund - Class 1 (AFHY)
161,533 shares (cost $1,450,455 )	1,301,959
American Funds IS - U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
123,677 shares (cost $1,480,955 )	1,519,989
Charles Schwab Money Market Portfolio (CHSMM)
25,826,688 shares (cost $25,826,688 )	25,826,688
Credit Suisse Trust - Global Small Cap Portfolio (WVCP)
191,251 shares (cost $1,783,534 )	1,407,606
Credit Suisse Trust - International Focus Portfolio (WIEP)
2,020,595 shares (cost $17,854,062 )	18,528,853
Credit Suisse Trust - Small Cap Core I Portfolio (WSCP)
3,301,194 shares (cost $38,170,206 )	33,375,075
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
3,362,022 shares (cost $52,849,158 )	34,830,547
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
10,419,143 shares (cost $267,513,761 )	239,431,910
Dreyfus Stock Index Fund, Inc. - Service Class (DSIFS)
3,204,837 shares (cost $100,501,778 )	73,711,241
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
873,415 shares (cost $30,255,024 )	25,224,232
Dreyfus VIF - Appreciation Portfolio - Service Class (DCAPS)
644,542 shares (cost $23,182,091 )	18,498,368
Dreyfus VIF - Developing Leaders Portfolio - Service Class (DVDLS)
65,644 shares (cost $2,398,511 )	1,232,134
Dreyfus VIF - Growth and Income Portfolio - Initial Class (DGI)
1,062,081 shares (cost $19,786,390 )	14,093,818
Federated IS - American Leaders Fund II - Service Class (FALFS)
111,294 shares (cost $1,751,100 )	900,368
Federated IS - Capital Appreciation Fund II - Service Class (FCA2S)
388,140 shares (cost $2,250,650 )	1,971,752
Federated IS - Market Opportunity Fund II - Service Class (FVMOS)
895,118 shares (cost $9,213,847 )	8,951,175
Federated IS - Quality Bond Fund II - Primary Class (FQB)
1,170,233 shares (cost $12,846,780 )	11,702,330
Federated IS - Quality Bond Fund II - Service Class (FQBS)
4,850,044 shares (cost $54,026,822 )	48,257,941
Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)
27,629,055 shares (cost $632,621,248 )	364,150,944
Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)
7,223,832 shares (cost $171,353,452 )	93,909,814
Fidelity(R) VIP - Growth Portfolio - Initial Class (FGP)
13,889,266 shares (cost $476,951,638 )	326,814,420
Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)
1,563,479 shares (cost $60,685,892 )	36,444,691

(Continued)

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)
14,183,368 shares (cost $85,776,412 )	$56,166,136
Fidelity(R) VIP - High Income Portfolio - Initial Class R (FHIPR)
3,605,189 shares (cost $17,606,138 )	14,240,496
Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)
5,654,215 shares (cost $90,173,862 )	68,811,794
Fidelity(R) VIP - Overseas Portfolio - Initial Class R (FOPR)
2,846,978 shares (cost $53,447,766 )	34,562,318
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 (FO2)
333,860 shares (cost $5,791,957 )	4,029,689
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)
2,967,427 shares (cost $62,882,671 )	35,549,778
Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FAMP)
15,602,059 shares (cost $225,120,055 )	160,857,228
Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FCP)
21,638,693 shares (cost $522,447,095 )	333,019,479
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)
13,338,752 shares (cost $387,396,721 )	201,948,705
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
1,590,264 shares (cost $19,646,439 )	18,685,601
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
34,886,019 shares (cost $427,647,761 )	405,375,543
Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FGOP)
1,141,590 shares (cost $16,493,618 )	11,404,486
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
743,626 shares (cost $23,271,344 )	13,630,661
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FMC2)
7,326,245 shares (cost $227,928,256 )	132,751,563
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
981,012 shares (cost $11,385,291 )	4,826,577
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FVSS2)
1,786,762 shares (cost $20,672,695 )	8,862,338
Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)
4,806,564 shares (cost $110,920,829 )	54,794,826
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)
548,687 shares (cost $6,194,150 )	4,515,690
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
5,070,704 shares (cost $56,575,696 )	41,630,483
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)
706,887 shares (cost $8,016,471 )	5,443,033
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
7,805,810 shares (cost $89,898,406 )	60,026,682
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)
478,221 shares (cost $5,506,020 )	3,404,934
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
1,882,187 shares (cost $21,628,898 )	13,382,353
Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)
3,409,211 shares (cost $45,646,711 )	20,523,451

(Continued)

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)
461,920 shares (cost $6,388,492 )	$4,970,258
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
23,118,167 shares (cost $409,999,759 )	247,364,385
Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)
536,542 shares (cost $4,030,450 )	3,010,002
Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)
4,227,749 shares (cost $70,232,032 )	72,252,229
Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)
7,395,440 shares (cost $127,507,730 )	83,864,290
Franklin Templeton VIP - Rising Dividends Securities Fund - Class 2 (FTVRD2)
5,045,793 shares (cost $88,530,111 )	69,228,283
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)
4,929,201 shares (cost $82,622,314 )	52,003,074
Janus Aspen Series - Balanced Portfolio - Service Class (JABS)
447,559 shares (cost $12,197,658 )	10,629,533
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
2,763,239 shares (cost $94,567,522 )	62,780,788
Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)
587,892 shares (cost $2,070,873 )	1,704,887
Janus Aspen Series - Global Technology Portfolio - Service II Class (JAGTS2)
923,070 shares (cost $3,859,284 )	2,732,289
Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)
455,168 shares (cost $5,723,239 )	3,604,932
Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)
246,146 shares (cost $7,251,137 )	6,402,246
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
4,333,707 shares (cost $230,118,727 )	113,326,431
JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMCVP)
325,844 shares (cost $9,167,233 )	6,164,963
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
33,233,291 shares (cost $426,317,154 )	355,928,547
MFS(R) VIT - Investors Growth Stock Series - Service Class (MIGSC)
1,672,354 shares (cost $15,296,267 )	11,622,860
MFS(R) VIT - Value Series - Service Class (MVFSC)
7,412,844 shares (cost $102,344,805 )	71,682,205
MTB Large Cap Growth Fund II (VFLG2)
95,645 shares (cost $946,738 )	641,778
MTB Large Cap Value Fund II (VFLV2)
131,890 shares (cost $1,456,788 )	912,676
MTB Managed Allocation Fund - Aggressive Growth II (MBVAG2)
28,703 shares (cost $306,244 )	166,479
MTB Managed Allocation Fund - Conservative Growth II (MBVCG2)
24,991 shares (cost $242,967 )	198,928
MTB Managed Allocation Fund - Moderate Growth II (VFMG2)
735,069 shares (cost $7,514,758 )	5,101,378
Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)
46,856,053 shares (cost $837,368,040 )	609,597,253

(Continued)

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)
32,206,313 shares (cost $353,552,575 )	$306,926,167
Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)
3,405,350 shares (cost $80,403,322 )	50,875,936
Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)
2,676,344 shares (cost $173,433,897 )	98,890,894
Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)
8,587,048 shares (cost $320,630,796 )	225,409,998
Nationwide VIT - Cardinal Aggressive Fund - Class II (NVCRA2)
664,620 shares (cost $5,614,695 )	4,366,556
Nationwide VIT - Cardinal Balanced Fund - Class II (NVCRB2)
17,444,007 shares (cost $157,491,399 )	141,470,897
Nationwide VIT - Cardinal Capital Appreciation Fund - Class II (NVCCA2)
14,825,639 shares (cost $133,296,140 )	110,154,495
Nationwide VIT - Cardinal Conservative Fund - Class II (NVCCN2)
5,176,836 shares (cost $48,930,929 )	47,264,508
Nationwide VIT - Cardinal Moderate Fund - Class II (NVCMD2)
13,490,666 shares (cost $121,777,183 )	104,822,473
Nationwide VIT - Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
13,511,434 shares (cost $118,509,511 )	95,660,953
Nationwide VIT - Cardinal Moderately Conservative Fund - Class II (NVCMC2)
4,666,414 shares (cost $42,816,814 )	39,524,529
Nationwide VIT - Core Bond Fund - Class I (NVCBD1)
43,737 shares (cost $419,538 )	423,809
Nationwide VIT - Core Bond Fund - Class II (NVCBD2)
284,168 shares (cost $2,754,479 )	2,747,909
Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)
1,708,633 shares (cost $13,418,252 )	8,526,079
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
6,073,524 shares (cost $42,150,691 )	30,246,147
Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)
69,064 shares (cost $831,522 )	486,903
Nationwide VIT - Gartmore Emerging Markets Fund - Class II (GEM2)
257,910 shares (cost $3,163,797 )	1,800,213
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
4,003,266 shares (cost $63,225,667 )	28,142,963
Nationwide VIT - Gartmore Emerging Markets Fund - Class VI (GEM6)
4,608,461 shares (cost $78,251,371 )	32,397,482
Nationwide VIT - Gartmore Global Utilities Fund - Class II (GVGU2)
51,778 shares (cost $577,195 )	404,387
Nationwide VIT - Gartmore Global Utilities Fund - Class III (GVGU)
661,520 shares (cost $7,969,839 )	5,166,472
Nationwide VIT - Gartmore International Equity Fund - Class I (GIG)
9,826 shares (cost $70,396 )	61,416
Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3)
2,368,605 shares (cost $26,249,237 )	14,827,466
Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)
445,011 shares (cost $4,160,344 )	2,781,321

(Continued)

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Gartmore Worldwide Leaders Fund - Class III (GEF3)
332,799 shares (cost $5,207,686 )	$2,748,922
Nationwide VIT - Global Financial Services Fund - Class II (GVGF2)
109,120 shares (cost $1,318,440 )	623,077
Nationwide VIT - Global Financial Services Fund - Class III (GVGFS)
359,132 shares (cost $3,544,935 )	2,057,824
Nationwide VIT - Government Bond Fund - Class I (GBF)
59,147,274 shares (cost $687,519,241 )	710,358,758
Nationwide VIT - Growth Fund - Class I (CAF)
3,509,630 shares (cost $31,802,787 )	31,095,325
Nationwide VIT - Health Sciences Fund - Class II (GVGH2)
168,086 shares (cost $1,746,079 )	1,341,323
Nationwide VIT - Health Sciences Fund - Class III (GVGHS)
557,899 shares (cost $6,004,362 )	4,518,986
Nationwide VIT - Health Sciences Fund - Class VI (GVGH6)
1,892,671 shares (cost $20,572,082 )	15,217,074
Nationwide VIT - International Index Fund - Class VIII (GVIX8)
1,008,585 shares (cost $10,919,537 )	6,515,461
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
49,443,261 shares (cost $554,269,798 )	340,664,071
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
20,948,305 shares (cost $212,906,891 )	194,190,791
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
204,023,937 shares (cost $2,323,051,563 )	1,726,042,509
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
152,616,226 shares (cost $1,791,309,957 )	1,214,825,160
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
54,143,221 shares (cost $588,815,523 )	479,167,509
Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)
316,956 shares (cost $3,269,453 )	2,218,689
Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class II (NVLCP2)
225,108 shares (cost $2,183,134 )	2,199,308
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
288,922 shares (cost $8,493,087 )	5,064,795
Nationwide VIT - Mid Cap Growth Fund - Class II (SGRF2)
1,082,036 shares (cost $29,930,820 )	18,751,676
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
6,038,991 shares (cost $106,830,484 )	67,938,645
Nationwide VIT - Money Market Fund - Class I (SAM)
801,478,784 shares (cost $801,478,784 )	801,478,784
Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)
225,022 shares (cost $2,098,120 )	1,442,388
Nationwide VIT - Multi-Manager International Growth Fund - Class VI (NVMIG6)
31,840,785 shares (cost $302,750,566 )	203,781,025
Nationwide VIT - Multi-Manager International Value Fund - Class II (GVDIV2)
138,198 shares (cost $1,944,004 )	1,064,125
Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
1,227,304 shares (cost $19,252,000 )	9,450,244

(Continued)

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Multi-Manager International Value Fund - Class VI (GVDIV6)
15,616,785 shares (cost $249,521,804 )	$119,780,740
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
4,671 shares (cost $33,288 )	31,486
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
93,648 shares (cost $704,460 )	631,187
Nationwide VIT - Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
511,262 shares (cost $3,850,234 )	3,379,440
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
78,122 shares (cost $722,984 )	515,606
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
12,582,482 shares (cost $128,527,628 )	82,918,559
Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
23,933,332 shares (cost $237,456,535 )	169,208,658
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
518,075 shares (cost $8,328,039 )	4,999,423
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
949,075 shares (cost $15,627,185 )	9,006,724
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
5,542,844 shares (cost $65,307,676 )	36,693,627
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,610,303 shares (cost $29,692,431 )	17,071,381
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
7,165,307 shares (cost $146,756,253 )	77,098,708
Nationwide VIT - Multi-Manager Small Company Fund - Class II (SCF2)
5,860,385 shares (cost $123,942,907 )	61,709,853
Nationwide VIT - Nationwide Fund - Class I (TRF)
21,490,112 shares (cost $228,966,624 )	140,115,528
Nationwide VIT - Nationwide Fund - Class II (TRF2)
43,179,868 shares (cost $527,298,112 )	280,669,145
Nationwide VIT - Nationwide Leaders Fund - Class III (GVUSL)
440,602 shares (cost $5,858,451 )	2,855,098
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)
11,790 shares (cost $78,621 )	65,317
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class II (NVNMO2)
153,047 shares (cost $1,132,478 )	843,290
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)
243,399 shares (cost $2,385,267 )	1,567,489
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class II (NVNSR2)
39,382,165 shares (cost $387,445,433 )	253,621,140
Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)
1,632,953 shares (cost $16,106,057 )	15,953,952
Nationwide VIT - Technology and Communications Fund - Class I (GGTC)
60,817 shares (cost $201,425 )	135,623
Nationwide VIT - Technology and Communications Fund - Class II (GGTC2)
269,692 shares (cost $1,016,327 )	593,323
Nationwide VIT - Technology and Communications Fund - Class III (GGTC3)
1,068,459 shares (cost $4,070,027 )	2,404,033

(Continued)

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Technology and Communications Fund - Class VI (GGTC6)
2,112,963 shares (cost $9,357,603 )	$4,669,648
Nationwide VIT - U.S. Growth Leaders Fund - Class II (GVUG2)
2,180,317 shares (cost $22,092,064 )	12,820,263
Nationwide VIT - U.S. Growth Leaders Fund - Class III (GVUGL)
467,610 shares (cost $4,969,690 )	2,810,339
Nationwide VIT - Van Kampen Comstock Value Fund - Class II (EIF2)
12,352,037 shares (cost $148,498,842 )	85,970,178
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
6,870,207 shares (cost $64,959,363 )	50,289,916
Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)
143,568 shares (cost $1,148,269 )	819,771
Nationwide VIT - Van Kampen Real Estate Fund - Class II (NVRE2)
312,253 shares (cost $2,655,356 )	1,779,840
Neuberger Berman AMT - Growth Portfolio - Class I (AMTG)
6,179,334 shares (cost $59,758,190 )	67,169,355
Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)
644,482 shares (cost $10,251,806 )	8,023,798
Neuberger Berman AMT - International Portfolio - Class S (AMINS)
1,061,611 shares (cost $13,606,039 )	7,739,145
Neuberger Berman AMT - Mid Cap Growth Portfolio - Class S (AMMCGS)
303,224 shares (cost $6,798,119 )	4,818,226
Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)
10,058,879 shares (cost $136,274,361 )	71,518,630
Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)
897,574 shares (cost $15,616,758 )	8,275,630
Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS)
443,962 shares (cost $6,030,244 )	3,707,080
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
2,582,910 shares (cost $40,391,548 )	24,253,524
Oppenheimer VAF - Balanced Fund - Non-Service Class (OVMS)
6,199,792 shares (cost $94,714,767 )	52,388,239
Oppenheimer VAF - Capital Appreciation Fund - Service Class (OVCAFS)
1,310,402 shares (cost $48,377,277 )	33,310,413
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
1,549,971 shares (cost $54,158,177 )	39,787,749
Oppenheimer VAF - Core Bond Fund - Non-Service Class (OVB)
7,468,704 shares (cost $81,798,158 )	48,173,139
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
2,763,444 shares (cost $80,684,847 )	56,208,455
Oppenheimer VAF - Global Securities Fund - Class 4 (OVGS4)
2,695,053 shares (cost $86,237,083 )	53,981,919
Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
5,808,119 shares (cost $127,307,892 )	117,382,084
Oppenheimer VAF - Global Securities Fund - Service Class (OVGSS)
472,905 shares (cost $12,930,018 )	9,467,557
Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)
169,958 shares (cost $661,339 )	266,834

(Continued)

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer VAF - High Income Fund - Class 4 (OVHI4)
2,616,683 shares (cost $11,187,830 )	$4,160,526
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
32,497 shares (cost $258,585 )	51,346
Oppenheimer VAF - High Income Fund - Service Class (OVHIS)
2,329,212 shares (cost $18,784,030 )	3,680,155
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
248,178 shares (cost $4,448,679 )	2,643,097
Oppenheimer VAF - Main Street Small Cap Fund(R) - Service Class (OVSCS)
9,991,715 shares (cost $179,009,365 )	105,312,675
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
891,085 shares (cost $18,213,472 )	12,974,205
Oppenheimer VAF - Main Street(R) - Service Class (OVGIS)
18,916,369 shares (cost $447,247,747 )	272,774,035
Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)
257,858 shares (cost $12,146,744 )	7,101,405
Pioneer VCT - Pioneer Small Cap Value Portfolio - Class I (PISVP1)
94,451 shares (cost $1,453,576 )	646,048
Putnam VT - Growth and Income Fund - Class IB (PVGIB)
298,441 shares (cost $6,800,117 )	3,423,113
Putnam VT - International Equity Fund - Class IB (PVTIGB)
81,517 shares (cost $1,160,725 )	724,683
Putnam VT - Voyager Fund - Class IB (PVTVB)
59,430 shares (cost $1,642,719 )	1,187,410
T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)
21,965,035 shares (cost $237,627,913 )	147,165,735
T. Rowe Price Equity Income Portfolio - II (TREI2)
4,211,207 shares (cost $96,314,775 )	60,262,376
T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)
9,536,081 shares (cost $47,043,336 )	46,059,270
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,945,514 shares (cost $48,018,029 )	38,637,907
Van Eck Worldwide Insurance Trust - Bond Fund - Class R1 (VWBFR)
696,443 shares (cost $8,072,404 )	8,023,029
Van Eck Worldwide Insurance Trust - Bond Fund - Initial Class (VWBF)
1,336,781 shares (cost $16,002,835 )	15,399,722
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Class R1 (VWEMR)
1,392,542 shares (cost $23,850,806 )	8,174,223
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)
2,072,073 shares (cost $33,104,760 )	12,183,790
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Class R1 (VWHAR)
1,138,763 shares (cost $37,708,690 )	21,340,423
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)
1,321,785 shares (cost $28,728,389 )	24,783,462
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)
302,693 shares (cost $3,392,430 )	2,999,688
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (MSVF2)
21,903,915 shares (cost $246,911,911 )	214,877,404

(Continued)

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)
661,629 shares (cost $5,329,983 )	$4,280,738
Van Kampen UIF - Emerging Markets Debt Portfolio - Class II (MSEMB)
204,596 shares (cost $1,670,494 )	1,317,599
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
7,200,451 shares (cost $127,235,516 )	59,115,702
Van Kampen UIF - U.S. Real Estate Portfolio - Class II (MSVREB)
5,259,741 shares (cost $101,270,810 )	42,814,288
Victory VIF - Diversified Stock Fund - Class A (VYDS)
81,164 shares (cost $920,084 )	564,899
Wells Fargo AVT - Discovery Fund(SM) (SVDF)
2,883,066 shares (cost $32,776,493 )	32,261,513
Wells Fargo AVT - Large Company Growth Fund (WFVLCG)
12,315 shares (cost $107,322 )	77,339
Wells Fargo AVT - Money Market Fund (WFVMM)
218,397 shares (cost $218,397 )	218,397
Wells Fargo AVT - Opportunity Fund(SM) (SVOF)
14,215,961 shares (cost $258,707,214 )	144,434,164
Wells Fargo AVT - Small-Mid Cap Value Fund (WFVSMV)
1,320 shares (cost $12,666 )	6,532
Wells Fargo AVT - Total Return Bond Fund (WFVTRB)
2,407 shares (cost $23,579 )	23,351

Total Investments	16,006,555,754

Total Assets	16,006,555,754

Accounts Payable - Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)	14,094
Other Payables	60,587

Total Accounts Payable	74,681

$16,006,481,073

Contract Owners’ Equity:
Accumulation units	15,999,027,868
Contracts in payout (annuitization) period	7,453,205

Total Contract Owners’ Equity (note 5)	$16,006,481,073

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

	Total	AVBV2	AVCA2	AVCD2	ALBS	ALMCS	ALVGIB	ALVSVB

Investment Activity:
Reinvested dividends	$447,742,020	176,477	-	-	-	-	257,206	28,427
Mortality and expense risk charges (note 2)	(321,513,955)	(605,376)	(215,299)	(335,078)	(2,305)	(6,746)	(221,576)	(160,152)

Net investment income (loss)	126,228,065	(428,899)	(215,299)	(335,078)	(2,305)	(6,746)	35,630	(131,725)

Proceeds from mutual fund shares sold	4,395,835,145	7,524,076	4,405,144	5,629,060	142,898	305,665	3,232,576	4,404,800
Cost of mutual fund shares sold	(4,706,263,126)	(8,504,192)	(4,317,664)	(6,478,453)	(147,482)	(454,955)	(4,010,058)	(5,996,936)

Realized gain (loss) on investments	(310,427,981)	(980,116)	87,480	(849,393)	(4,584)	(149,290)	(777,482)	(1,592,136)
Change in unrealized gain (loss) on investments	(8,653,538,654)	(30,516,067)	(6,888,377)	(13,524,418)	(108,519)	(555,854)	(9,465,089)	(5,296,111)

Net gain (loss) on investments	(8,963,966,635)	(31,496,183)	(6,800,897)	(14,373,811)	(113,103)	(705,144)	(10,242,571)	(6,888,247)

Reinvested capital gains	1,250,139,523	6,864,081	-	2,534,704	25,679	214,876	2,653,838	669,521

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,587,599,047)	(25,061,001)	(7,016,196)	(12,174,185)	(89,729)	(497,014)	(7,553,103)	(6,350,451)

	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI2	ACVI3

Investment Activity:
Reinvested dividends	$1,523,970	-	514,757	171,351	5,225,514	373,343	18,236	216,961
Mortality and expense risk charges (note 2)	(755,779)	(1,575,013)	(324,672)	(141,549)	(1,737,643)	(589,706)	(39,647)	(341,074)

Net investment income (loss)	768,191	(1,575,013)	190,085	29,802	3,487,871	(216,363)	(21,411)	(124,113)

Proceeds from mutual fund shares sold	13,414,938	23,447,660	6,347,053	2,104,262	19,313,156	10,016,528	471,880	5,453,359
Cost of mutual fund shares sold	(14,519,729)	(17,974,195)	(6,139,012)	(2,241,395)	(20,163,266)	(7,066,440)	(366,223)	(3,611,932)

Realized gain (loss) on investments	(1,104,791)	5,473,465	208,041	(137,133)	(850,110)	2,950,088	105,657	1,841,427
Change in unrealized gain (loss) on investments	(17,216,134)	(82,357,794)	(13,619,377)	(5,069,288)	(8,364,625)	(31,398,271)	(1,847,797)	(18,705,807)

Net gain (loss) on investments	(18,320,925)	(76,884,329)	(13,411,336)	(5,206,421)	(9,214,735)	(28,448,183)	(1,742,140)	(16,864,380)

Reinvested capital gains	4,415,765	9,948,547	3,083,841	1,184,600	-	4,385,457	268,891	2,548,520

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,136,969)	(68,510,795)	(10,137,410)	(3,992,019)	(5,726,864)	(24,279,089)	(1,494,660)	(14,439,973)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	ACVI4	ACVMV1	ACVMV2	ACVU1	ACVU2	ACVV	ACVV2	ACVVS1

Investment Activity:
Reinvested dividends	$107,450	5,122	45,028	-	-	2,223,685	1,895,517	-
Mortality and expense risk charges (note 2)	(241,011)	(71,646)	(874,224)	(39,139)	(213,195)	(1,156,910)	(1,336,327)	(102,981)

Net investment income (loss)	(133,561)	(66,524)	(829,196)	(39,139)	(213,195)	1,066,775	559,190	(102,981)

Proceeds from mutual fund shares sold	5,333,115	3,774,646	55,565,172	1,476,117	4,877,285	24,782,147	16,742,643	6,942,332
Cost of mutual fund shares sold	(4,581,687)	(4,628,796)	(62,678,098)	(1,636,127)	(5,200,020)	(29,084,027)	(24,048,008)	(7,738,075)

Realized gain (loss) on investments	751,428	(854,150)	(7,112,926)	(160,010)	(322,735)	(4,301,880)	(7,305,365)	(795,743)
Change in unrealized gain (loss) on investments	(10,985,764)	(803,204)	(5,479,215)	(1,877,650)	(8,385,285)	(35,779,967)	(31,535,146)	(4,296,789)

Net gain (loss) on investments	(10,234,336)	(1,657,354)	(12,592,141)	(2,037,660)	(8,708,020)	(40,081,847)	(38,840,511)	(5,092,532)

Reinvested capital gains	1,584,327	-	-	511,993	2,339,161	11,805,540	10,753,584	440,464

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,783,570)	(1,723,878)	(13,421,337)	(1,564,806)	(6,582,054)	(27,209,532)	(27,527,737)	(4,755,049)

	ACVVS2	AFGF	AFHY	AFGC	CHSMM	WVCP	WIEP	WSCP

Investment Activity:
Reinvested dividends	$-	144,219	52,234	41,270	492,869	41,851	487,593	39,278
Mortality and expense risk charges (note 2)	(412,904)	(178,215)	(11,331)	(17,340)	(238,971)	(31,833)	(389,367)	(659,280)

Net investment income (loss)	(412,904)	(33,996)	40,903	23,930	253,898	10,018	98,226	(620,002)

Proceeds from mutual fund shares sold	22,677,448	1,665,682	2,356,433	361,778	11,086,649	429,988	5,634,016	10,514,159
Cost of mutual fund shares sold	(25,684,210)	(1,868,977)	(2,469,234)	(371,271)	(11,086,649)	(367,555)	(3,814,078)	(7,309,158)

Realized gain (loss) on investments	(3,006,762)	(203,295)	(112,801)	(9,493)	-	62,433	1,819,938	3,205,001
Change in unrealized gain (loss) on investments	(13,687,213)	(8,557,306)	(66,558)	79,800	-	(1,453,797)	(16,519,318)	(22,557,519)

Net gain (loss) on investments	(16,693,975)	(8,760,601)	(179,359)	70,307	-	(1,391,364)	(14,699,380)	(19,352,518)

Reinvested capital gains	1,199,839	1,504,481	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(15,907,040)	(7,290,116)	(138,456)	94,237	253,898	(1,381,346)	(14,601,154)	(19,972,520)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	DVSCS	DSIF	DSIFS	DCAP	DCAPS	DVDLS	DGI	FALFS

Investment Activity:
Reinvested dividends	$374,229	7,365,849	1,807,709	699,169	329,608	11,314	140,053	20,358
Mortality and expense risk charges (note 2)	(672,079)	(4,782,951)	(1,555,674)	(453,625)	(314,316)	(28,695)	(294,572)	(21,313)

Net investment income (loss)	(297,850)	2,582,898	252,035	245,544	15,292	(17,381)	(154,519)	(955)

Proceeds from mutual fund shares sold	11,188,252	71,497,798	17,427,179	7,626,471	2,834,581	875,983	4,727,637	465,607
Cost of mutual fund shares sold	(14,704,446)	(65,841,513)	(16,424,839)	(6,072,604)	(2,702,411)	(1,347,366)	(4,437,735)	(784,608)

Realized gain (loss) on investments	(3,516,194)	5,656,285	1,002,340	1,553,867	132,170	(471,383)	289,902	(319,001)
Change in unrealized gain (loss) on investments	(21,355,555)	(168,144,260)	(47,525,903)	(16,138,718)	(8,439,529)	(569,521)	(13,969,271)	(629,269)

Net gain (loss) on investments	(24,871,749)	(162,487,975)	(46,523,563)	(14,584,851)	(8,307,359)	(1,040,904)	(13,679,369)	(948,270)

Reinvested capital gains	6,476,393	-	-	2,604,428	1,429,961	109,712	2,875,266	395,831

Net increase (decrease) in contract owners’ equity resulting from operations	$(18,693,206)	(159,905,077)	(46,271,528)	(11,734,879)	(6,862,106)	(948,573)	(10,958,622)	(553,394)

	FCA2S	FVMOS	FQB	FQBS	FEIP	FEI2	FGP	FG2

Investment Activity:
Reinvested dividends	$501	111,093	823,035	2,723,008	13,520,111	3,162,974	4,202,077	330,190
Mortality and expense risk charges (note 2)	(40,779)	(177,630)	(196,620)	(901,669)	(7,842,608)	(2,240,307)	(7,298,624)	(1,037,818)

Net investment income (loss)	(40,278)	(66,537)	626,415	1,821,339	5,677,503	922,667	(3,096,547)	(707,628)

Proceeds from mutual fund shares sold	519,205	12,830,670	6,315,579	11,902,363	125,604,888	18,519,390	102,270,059	33,071,497
Cost of mutual fund shares sold	(444,896)	(13,612,696)	(6,731,151)	(12,789,213)	(148,458,442)	(23,671,378)	(140,503,466)	(26,997,423)

Realized gain (loss) on investments	74,309	(782,026)	(415,572)	(886,850)	(22,853,554)	(5,151,988)	(38,233,407)	6,074,074
Change in unrealized gain (loss) on investments	(993,863)	(255,965)	(1,429,335)	(6,204,635)	(291,661,312)	(72,236,312)	(284,292,945)	(42,230,125)

Net gain (loss) on investments	(919,554)	(1,037,991)	(1,844,907)	(7,091,485)	(314,514,866)	(77,388,300)	(322,526,352)	(36,156,051)

Reinvested capital gains	57,519	-	-	-	644,601	147,652	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(902,313)	(1,104,528)	(1,218,492)	(5,270,146)	(308,192,762)	(76,317,981)	(325,622,899)	(36,863,679)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	FHIP	FHIPR	FOP	FOPR	FO2	FO2R	FAMP	FCP

Investment Activity:
Reinvested dividends	$6,392,965	1,131,533	2,696,110	1,357,875	144,518	1,266,324	5,599,880	4,865,263
Mortality and expense risk charges (note 2)	(1,102,090)	(170,847)	(1,468,278)	(744,764)	(93,238)	(863,238)	(3,042,887)	(7,063,948)

Net investment income (loss)	5,290,875	960,686	1,227,832	613,111	51,280	403,086	2,556,993	(2,198,685)

Proceeds from mutual fund shares sold	23,515,084	15,727,951	22,449,593	11,926,410	1,133,309	16,867,784	41,657,376	102,633,649
Cost of mutual fund shares sold	(27,162,258)	(17,491,157)	(16,194,893)	(9,702,379)	(1,045,505)	(16,089,035)	(51,366,599)	(120,450,577)

Realized gain (loss) on investments	(3,647,174)	(1,763,206)	6,254,700	2,224,031	87,804	778,749	(9,709,223)	(17,816,928)
Change in unrealized gain (loss) on investments	(23,167,718)	(2,437,907)	(82,518,425)	(41,003,814)	(4,593,216)	(38,945,580)	(90,964,532)	(275,843,406)

Net gain (loss) on investments	(26,814,892)	(4,201,113)	(76,263,725)	(38,779,783)	(4,505,412)	(38,166,831)	(100,673,755)	(293,660,334)

Reinvested capital gains	-	-	14,196,989	7,179,319	822,369	7,101,800	24,368,853	16,152,805

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,524,017)	(3,240,427)	(60,838,904)	(30,987,353)	(3,631,763)	(30,661,945)	(73,747,909)	(279,706,214)

	FC2	FIGBS	FIGBP2	FGOP	FMCS	FMC2	FVSS	FVSS2

Investment Activity:
Reinvested dividends	$2,348,318	839,218	17,423,006	83,431	67,502	457,024	56,146	79,773
Mortality and expense risk charges (note 2)	(5,119,018)	(266,107)	(7,869,817)	(294,093)	(251,473)	(3,130,085)	(121,423)	(258,694)

Net investment income (loss)	(2,770,700)	573,111	9,553,189	(210,662)	(183,971)	(2,673,061)	(65,277)	(178,921)

Proceeds from mutual fund shares sold	58,638,626	5,046,514	91,985,673	6,061,528	3,768,025	35,204,637	3,153,067	4,764,307
Cost of mutual fund shares sold	(71,448,941)	(5,239,960)	(96,164,804)	(4,289,076)	(5,115,340)	(41,031,970)	(5,040,428)	(7,081,859)

Realized gain (loss) on investments	(12,810,315)	(193,446)	(4,179,131)	1,772,452	(1,347,315)	(5,827,333)	(1,887,361)	(2,317,552)
Change in unrealized gain (loss) on investments	(165,897,358)	(1,327,820)	(29,568,921)	(17,621,870)	(10,922,741)	(116,415,162)	(6,183,535)	(11,614,273)

Net gain (loss) on investments	(178,707,673)	(1,521,266)	(33,748,052)	(15,849,418)	(12,270,056)	(122,242,495)	(8,070,896)	(13,931,825)

Reinvested capital gains	9,589,329	16,585	351,270	-	2,951,026	31,427,590	2,098,363	3,632,807

Net increase (decrease) in contract owners’ equity resulting from operations	$(171,889,044)	(931,570)	(23,843,593)	(16,060,080)	(9,503,001)	(93,487,966)	(6,037,810)	(10,477,939)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	FNRS2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FTVDM3

Investment Activity:
Reinvested dividends	$-	153,129	1,356,775	172,602	1,861,102	98,845	379,663	1,105,539
Mortality and expense risk charges (note 2)	(1,737,258)	(71,244)	(898,437)	(81,198)	(1,198,901)	(49,901)	(318,804)	(635,182)

Net investment income (loss)	(1,737,258)	81,885	458,338	91,404	662,201	48,944	60,859	470,357

Proceeds from mutual fund shares sold	31,664,776	2,051,956	4,473,721	1,795,669	9,616,464	608,401	2,027,261	16,174,342
Cost of mutual fund shares sold	(34,466,451)	(2,348,687)	(4,612,073)	(2,069,973)	(9,595,064)	(717,914)	(2,223,158)	(19,181,040)

Realized gain (loss) on investments	(2,801,675)	(296,731)	(138,352)	(274,304)	21,400	(109,513)	(195,897)	(3,006,698)
Change in unrealized gain (loss) on investments	(73,540,004)	(1,585,913)	(16,682,727)	(2,577,127)	(32,866,723)	(2,111,373)	(9,367,301)	(33,613,986)

Net gain (loss) on investments	(76,341,679)	(1,882,644)	(16,821,079)	(2,851,431)	(32,845,323)	(2,220,886)	(9,563,198)	(36,620,684)

Reinvested capital gains	3,709,816	225,333	2,023,856	333,979	3,851,746	293,628	1,294,149	8,020,747

Net increase (decrease) in contract owners’ equity resulting from operations	$(74,369,121)	(1,575,426)	(14,338,885)	(2,426,048)	(28,331,376)	(1,878,314)	(8,208,190)	(28,129,580)

	TIF2	TIF3	FTVFA2	FTVGI3	FTVIS2	FTVRD2	FTVSV2	JABS

Investment Activity:
Reinvested dividends	$193,460	7,795,710	82,967	2,678,428	6,051,679	1,711,186	716,124	308,611
Mortality and expense risk charges (note 2)	(120,910)	(5,371,624)	(21,960)	(1,033,702)	(1,687,562)	(1,551,724)	(1,004,564)	(182,677)

Net investment income (loss)	72,550	2,424,086	61,007	1,644,726	4,364,117	159,462	(288,440)	125,934

Proceeds from mutual fund shares sold	2,062,388	10,555,863	780,737	16,136,659	15,854,124	18,713,607	13,447,274	2,674,199
Cost of mutual fund shares sold	(1,777,077)	(11,018,472)	(1,002,831)	(14,471,676)	(18,788,468)	(18,336,740)	(16,528,982)	(2,366,166)

Realized gain (loss) on investments	285,311	(462,609)	(222,094)	1,664,983	(2,934,344)	376,867	(3,081,708)	308,033
Change in unrealized gain (loss) on investments	(5,172,569)	(195,001,260)	(1,020,448)	(1,226,528)	(43,482,423)	(31,168,994)	(29,546,354)	(3,702,766)

Net gain (loss) on investments	(4,887,258)	(195,463,869)	(1,242,542)	438,455	(46,416,767)	(30,792,127)	(32,628,062)	(3,394,733)

Reinvested capital gains	791,782	30,093,721	82,293	-	2,533,976	738,658	4,959,744	878,177

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,022,926)	(162,946,062)	(1,099,242)	2,083,181	(39,518,674)	(29,894,007)	(27,956,758)	(2,390,622)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	JACAS	JAGTS	JAGTS2	JARLCS	JAIGS	JAIGS2	JPMCVP	AMTB

Investment Activity:
Reinvested dividends	$8,737	2,313	3,853	34,638	326,454	5,410,980	111,752	19,050,351
Mortality and expense risk charges (note 2)	(1,210,982)	(35,720)	(56,820)	(79,386)	(167,635)	(2,997,084)	(130,217)	(7,406,797)

Net investment income (loss)	(1,202,245)	(33,407)	(52,967)	(44,748)	158,819	2,413,896	(18,465)	11,643,554

Proceeds from mutual fund shares sold	14,468,764	442,613	1,150,276	1,475,736	2,578,063	40,244,287	3,644,971	66,619,658
Cost of mutual fund shares sold	(9,021,351)	(404,129)	(1,021,933)	(1,782,051)	(1,377,390)	(39,355,919)	(3,926,981)	(73,536,001)

Realized gain (loss) on investments	5,447,413	38,484	128,343	(306,315)	1,200,673	888,368	(282,010)	(6,916,343)
Change in unrealized gain (loss) on investments	(52,133,402)	(1,494,358)	(2,559,215)	(2,186,695)	(11,032,905)	(164,883,295)	(4,220,454)	(69,873,829)

Net gain (loss) on investments	(46,685,989)	(1,455,874)	(2,430,872)	(2,493,010)	(9,832,232)	(163,994,927)	(4,502,464)	(76,790,172)

Reinvested capital gains	-	-	-	315,293	1,749,821	29,018,198	757,541	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(47,888,234)	(1,489,281)	(2,483,839)	(2,222,465)	(7,923,592)	(132,562,833)	(3,763,388)	(65,146,618)

	MIGSC	MVFSC	VFLG2	VFLV2	MBVAG2	MBVCG2	VFMG2	GVAAA2

Investment Activity:
Reinvested dividends	$52,978	862,726	3,924	16,920	1,431	3,151	90,410	18,149,375
Mortality and expense risk charges (note 2)	(292,812)	(1,351,745)	(13,113)	(19,345)	(4,534)	(1,638)	(101,674)	(9,621,450)

Net investment income (loss)	(239,834)	(489,019)	(9,189)	(2,425)	(3,103)	1,513	(11,264)	8,527,925

Proceeds from mutual fund shares sold	3,647,440	10,380,443	111,313	176,989	147,014	10,794	1,181,167	1,613,457
Cost of mutual fund shares sold	(3,351,235)	(11,240,157)	(125,344)	(212,741)	(156,544)	(11,249)	(1,327,696)	(1,621,883)

Realized gain (loss) on investments	296,205	(859,714)	(14,031)	(35,752)	(9,530)	(455)	(146,529)	(8,426)
Change in unrealized gain (loss) on investments	(8,713,387)	(36,555,708)	(415,411)	(612,992)	(153,303)	(45,297)	2,529,186	(230,496,031)

Net gain (loss) on investments	(8,417,182)	(37,415,422)	(429,442)	(648,744)	(162,833)	(45,752)	2,675,715	(230,504,457)

Reinvested capital gains	884,134	3,527,887	-	-	27,030	5,733	375,196	7,726,101

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,772,882)	(34,376,554)	(438,631)	(651,169)	(138,906)	(38,506)	2,311,783	(214,250,431)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	GVABD2	GVAGG2	GVAGR2	GVAGI2	NVCRA2	NVCRB2	NVCCA2	NVCCN2

Investment Activity:
Reinvested dividends	$16,815,561	1,853,476	2,733,290	5,681,837	49,335	1,449,736	1,197,690	532,103
Mortality and expense risk charges (note 2)	(4,191,922)	(980,045)	(1,983,958)	(3,193,012)	(28,164)	(901,743)	(709,815)	(238,874)

Net investment income (loss)	12,623,639	873,431	749,332	2,488,825	21,171	547,993	487,875	293,229

Proceeds from mutual fund shares sold	13,719,979	5,965,426	4,334,721	-	469,911	-	195,783	3,421,075
Cost of mutual fund shares sold	(14,827,218)	(6,506,611)	(4,797,927)	-	(654,049)	-	(284,386)	(3,710,194)

Realized gain (loss) on investments	(1,107,239)	(541,185)	(463,206)	-	(184,138)	-	(88,603)	(289,119)
Change in unrealized gain (loss) on investments	(42,404,672)	(34,038,519)	(80,329,880)	(92,277,536)	(1,248,138)	(16,020,501)	(23,141,646)	(1,666,421)

Net gain (loss) on investments	(43,511,911)	(34,579,704)	(80,793,086)	(92,277,536)	(1,432,276)	(16,020,501)	(23,230,249)	(1,955,540)

Reinvested capital gains	198,457	2,196,350	7,748,903	65,984	85,124	661,128	1,022,826	78,376

Net increase (decrease) in contract owners’ equity resulting from operations	$(30,689,815)	(31,509,923)	(72,294,851)	(89,722,727)	(1,325,981)	(14,811,380)	(21,719,548)	(1,583,935)

	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	HIBF	HIBF3	GEM

Investment Activity:
Reinvested dividends	$1,092,493	1,031,186	422,518	7,722	46,553	1,127,120	3,246,931	11,343
Mortality and expense risk charges (note 2)	(585,469)	(569,071)	(214,091)	(1,584)	(11,807)	(196,038)	(531,827)	(13,141)

Net investment income (loss)	507,024	462,115	208,427	6,138	34,746	931,082	2,715,104	(1,798)

Proceeds from mutual fund shares sold	-	1,546,379	2,191,385	211,668	201,817	3,664,195	17,915,007	212,330
Cost of mutual fund shares sold	-	(2,108,922)	(2,483,299)	(218,360)	(206,176)	(4,494,196)	(21,012,307)	(123,373)

Realized gain (loss) on investments	-	(562,543)	(291,914)	(6,692)	(4,359)	(830,001)	(3,097,300)	88,957
Change in unrealized gain (loss) on investments	(16,954,710)	(22,848,558)	(3,292,285)	4,272	(6,570)	(3,973,615)	(10,412,486)	(1,048,078)

Net gain (loss) on investments	(16,954,710)	(23,411,101)	(3,584,199)	(2,420)	(10,929)	(4,803,616)	(13,509,786)	(959,121)

Reinvested capital gains	670,143	1,049,798	114,676	-	-	-	-	205,161

Net increase (decrease) in contract owners’ equity resulting from operations	$(15,777,543)	(21,899,188)	(3,261,096)	3,718	23,817	(3,872,534)	(10,794,682)	(755,758)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	GEM2	GEM3	GEM6	GVGU2	GVGU	GIG	GIG3	NVIE6

Investment Activity:
Reinvested dividends	$36,085	685,786	734,189	17,871	241,989	1,327	354,475	34,822
Mortality and expense risk charges (note 2)	(64,994)	(822,992)	(1,159,009)	(10,258)	(111,338)	(1,239)	(373,080)	(21,855)

Net investment income (loss)	(28,909)	(137,206)	(424,820)	7,613	130,651	88	(18,605)	12,967

Proceeds from mutual fund shares sold	1,546,586	26,673,342	34,981,890	279,261	5,987,772	7,766	9,491,559	964,468
Cost of mutual fund shares sold	(1,332,061)	(22,741,715)	(35,703,278)	(267,978)	(7,133,530)	(4,033)	(8,870,134)	(1,639,226)

Realized gain (loss) on investments	214,525	3,931,627	(721,388)	11,283	(1,145,758)	3,733	621,425	(674,758)
Change in unrealized gain (loss) on investments	(4,449,186)	(63,187,446)	(70,764,600)	(305,200)	(2,502,951)	(73,028)	(20,554,644)	(1,379,023)

Net gain (loss) on investments	(4,234,661)	(59,255,819)	(71,485,988)	(293,917)	(3,648,709)	(69,295)	(19,933,219)	(2,053,781)

Reinvested capital gains	894,114	12,320,324	14,918,890	7,334	93,739	14,111	4,015,655	555,554

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,369,456)	(47,072,701)	(56,991,918)	(278,970)	(3,424,319)	(55,096)	(15,936,169)	(1,485,260)

	GEF3	GVGF2	GVGFS	GBF	CAF	GVGH2	GVGHS	GVGH6

Investment Activity:
Reinvested dividends	$32,535	16,933	57,678	28,463,851	125,942	1,740	15,265	4,987
Mortality and expense risk charges (note 2)	(63,578)	(14,763)	(35,242)	(11,044,071)	(610,753)	(25,557)	(75,438)	(252,797)

Net investment income (loss)	(31,043)	2,170	22,436	17,419,780	(484,811)	(23,817)	(60,173)	(247,810)

Proceeds from mutual fund shares sold	2,528,159	172,121	1,380,441	98,483,676	9,586,035	330,893	3,104,909	8,459,717
Cost of mutual fund shares sold	(2,710,257)	(254,323)	(2,407,647)	(104,250,487)	(8,055,470)	(349,182)	(3,554,231)	(9,773,492)

Realized gain (loss) on investments	(182,098)	(82,202)	(1,027,206)	(5,766,811)	1,530,565	(18,289)	(449,322)	(1,313,775)
Change in unrealized gain (loss) on investments	(3,463,851)	(528,767)	(809,971)	27,289,008	(23,224,436)	(622,134)	(2,027,689)	(6,408,550)

Net gain (loss) on investments	(3,645,949)	(610,969)	(1,837,177)	21,522,197	(21,693,871)	(640,423)	(2,477,011)	(7,722,325)

Reinvested capital gains	899,110	-	-	-	-	132,482	509,267	1,634,517

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,777,882)	(608,799)	(1,814,741)	38,941,977	(22,178,682)	(531,758)	(2,027,917)	(6,335,618)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	GVIX8	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	BF	NVLCP2

Investment Activity:
Reinvested dividends	$172,587	9,925,662	6,126,083	57,505,471	38,299,731	16,231,774	83,664	32,446
Mortality and expense risk charges (note 2)	(146,383)	(9,398,485)	(2,898,247)	(37,150,944)	(26,926,194)	(9,068,109)	(40,306)	(12,073)

Net investment income (loss)	26,204	527,177	3,227,836	20,354,527	11,373,537	7,163,665	43,358	20,373

Proceeds from mutual fund shares sold	4,084,983	56,191,538	26,784,053	70,504,517	60,444,187	28,466,612	1,019,466	250,440
Cost of mutual fund shares sold	(4,557,061)	(54,391,847)	(27,593,811)	(67,754,621)	(55,195,987)	(30,770,305)	(1,175,019)	(259,530)

Realized gain (loss) on investments	(472,078)	1,799,691	(809,758)	2,749,896	5,248,200	(2,303,693)	(155,553)	(9,090)
Change in unrealized gain (loss) on investments	(4,570,675)	(300,876,772)	(19,003,897)	(756,815,995)	(757,715,705)	(123,547,592)	(1,136,182)	16,174

Net gain (loss) on investments	(5,042,753)	(299,077,081)	(19,813,655)	(754,066,099)	(752,467,505)	(125,851,285)	(1,291,735)	7,084

Reinvested capital gains	12,607	81,756,834	3,249,361	176,276,488	160,150,500	26,949,413	340,160	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,003,942)	(216,793,070)	(13,336,458)	(557,435,084)	(580,943,468)	(91,738,207)	(908,217)	27,457

	SGRF	SGRF2	MCIF	SAM	NVMIG3	NVMIG6	GVDIV2	GVDIV3

Investment Activity:
Reinvested dividends	$-	-	1,277,400	14,087,146	1,466	-	28,070	296,582
Mortality and expense risk charges (note 2)	(123,059)	(2,479,111)	(1,473,783)	(10,690,744)	(11,628)	(2,147,134)	(27,080)	(228,387)

Net investment income (loss)	(123,059)	(2,479,111)	(196,383)	3,396,402	(10,162)	(2,147,134)	990	68,195

Proceeds from mutual fund shares sold	4,551,717	265,385,061	26,115,201	275,836,473	280,220	11,644,981	409,148	7,259,287
Cost of mutual fund shares sold	(4,637,443)	(284,311,436)	(24,928,092)	(275,836,473)	(373,330)	(14,908,150)	(407,458)	(8,272,424)

Realized gain (loss) on investments	(85,726)	(18,926,375)	1,187,109	-	(93,110)	(3,263,169)	1,690	(1,013,137)
Change in unrealized gain (loss) on investments	(5,035,578)	(29,421,175)	(51,644,636)	-	(655,732)	(98,969,541)	(1,294,257)	(11,226,552)

Net gain (loss) on investments	(5,121,304)	(48,347,550)	(50,457,527)	-	(748,842)	(102,232,710)	(1,292,567)	(12,239,689)

Reinvested capital gains	-	-	6,693,594	-	-	-	252,332	2,344,677

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,244,363)	(50,826,661)	(43,960,316)	3,396,402	(759,004)	(104,379,844)	(1,039,245)	(9,826,817)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	GVDIV6	NVMLG1	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF

Investment Activity:
Reinvested dividends	$2,662,009	58	979	15,898	-	-	1,644,879	-
Mortality and expense risk charges (note 2)	(2,889,527)	(75)	(2,397)	(14,928)	(4,409)	(908,477)	(1,844,773)	(100,242)

Net investment income (loss)	(227,518)	(17)	(1,418)	970	(4,409)	(908,477)	(199,894)	(100,242)

Proceeds from mutual fund shares sold	95,951,229	25,226	125,199	265,020	246,274	4,107,348	12,119,592	2,067,737
Cost of mutual fund shares sold	(99,475,425)	(28,645)	(150,538)	(281,012)	(356,096)	(5,424,796)	(14,344,337)	(2,341,505)

Realized gain (loss) on investments	(3,524,196)	(3,419)	(25,339)	(15,992)	(109,822)	(1,317,448)	(2,224,745)	(273,768)
Change in unrealized gain (loss) on investments	(123,480,526)	(1,802)	(73,273)	(470,794)	(207,378)	(45,609,068)	(68,247,877)	(4,480,517)

Net gain (loss) on investments	(127,004,722)	(5,221)	(98,612)	(486,786)	(317,200)	(46,926,516)	(70,472,622)	(4,754,285)

Reinvested capital gains	25,226,921	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(102,005,319)	(5,238)	(100,030)	(485,816)	(321,609)	(47,834,993)	(70,672,516)	(4,854,527)

	SCGF2	SCVF	SCVF2	SCF	SCF2	TRF	TRF2	GVUSL

Investment Activity:
Reinvested dividends	$-	597,725	218,247	950,217	536,468	3,115,523	4,698,513	40,282
Mortality and expense risk charges (note 2)	(288,642)	(725,487)	(360,981)	(1,578,611)	(1,412,114)	(2,974,305)	(6,852,564)	(68,233)

Net investment income (loss)	(288,642)	(127,762)	(142,734)	(628,394)	(875,646)	141,218	(2,154,051)	(27,951)

Proceeds from mutual fund shares sold	12,842,449	16,603,272	7,073,446	27,045,824	9,320,291	43,832,082	20,219,211	1,666,988
Cost of mutual fund shares sold	(16,120,098)	(21,249,543)	(10,414,290)	(24,445,668)	(13,908,733)	(49,700,104)	(27,208,122)	(2,236,842)

Realized gain (loss) on investments	(3,277,649)	(4,646,271)	(3,340,844)	2,600,156	(4,588,442)	(5,868,022)	(6,988,911)	(569,854)
Change in unrealized gain (loss) on investments	(7,898,515)	(15,763,686)	(5,751,018)	(80,834,655)	(54,288,868)	(142,301,333)	(259,873,044)	(2,627,709)

Net gain (loss) on investments	(11,176,164)	(20,409,957)	(9,091,862)	(78,234,499)	(58,877,310)	(148,169,355)	(266,861,955)	(3,197,563)

Reinvested capital gains	-	-	-	24,186,634	18,955,245	35,459,862	65,856,346	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,464,806)	(20,537,719)	(9,234,596)	(54,676,259)	(40,797,711)	(112,568,275)	(203,159,660)	(3,225,514)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVSTB2	GGTC	GGTC2	GGTC3

Investment Activity:
Reinvested dividends	$-	-	5,280	744,288	179,851	-	-	-
Mortality and expense risk charges (note 2)	(313)	(6,195)	(9,913)	(2,132,031)	(72,846)	(2,897)	(14,563)	(54,115)

Net investment income (loss)	(313)	(6,195)	(4,633)	(1,387,743)	107,005	(2,897)	(14,563)	(54,115)

Proceeds from mutual fund shares sold	26,320	440,028	230,533	15,372,951	801,981	62,347	296,254	2,535,081
Cost of mutual fund shares sold	(38,794)	(577,514)	(302,658)	(19,286,027)	(808,150)	(57,592)	(309,589)	(3,221,542)

Realized gain (loss) on investments	(12,474)	(137,486)	(72,125)	(3,913,076)	(6,169)	4,755	(13,335)	(686,461)
Change in unrealized gain (loss) on investments	(13,303)	(289,189)	(817,778)	(133,824,294)	(152,105)	(184,347)	(774,070)	(2,582,469)

Net gain (loss) on investments	(25,777)	(426,675)	(889,903)	(137,737,370)	(158,274)	(179,592)	(787,405)	(3,268,930)

Reinvested capital gains	-	-	-	-	-	31,306	141,073	574,822

Net increase (decrease) in contract owners’ equity resulting from operations	$(26,090)	(432,870)	(894,536)	(139,125,113)	(51,269)	(151,183)	(660,895)	(2,748,223)

	GGTC6	GVUG2	GVUGL	EIF2	MSBF	NVRE1	NVRE2	AMTG

Investment Activity:
Reinvested dividends	$-	-	-	2,947,677	4,252,913	25,041	50,334	-
Mortality and expense risk charges (note 2)	(147,037)	(311,336)	(71,465)	(3,075,572)	(900,043)	(4,443)	(12,651)	(1,396,437)

Net investment income (loss)	(147,037)	(311,336)	(71,465)	(127,895)	3,352,870	20,598	37,683	(1,396,437)

Proceeds from mutual fund shares sold	7,504,762	4,421,298	2,861,455	181,737,547	17,189,519	457,065	378,912	19,399,836
Cost of mutual fund shares sold	(8,742,220)	(5,543,853)	(3,598,688)	(222,083,744)	(19,658,895)	(556,770)	(524,207)	(10,626,989)

Realized gain (loss) on investments	(1,237,458)	(1,122,555)	(737,233)	(40,346,197)	(2,469,376)	(99,705)	(145,295)	8,772,847
Change in unrealized gain (loss) on investments	(6,238,541)	(12,259,077)	(2,929,553)	(38,696,150)	(14,608,639)	(328,498)	(875,516)	(65,611,990)

Net gain (loss) on investments	(7,475,999)	(13,381,632)	(3,666,786)	(79,042,347)	(17,078,015)	(428,203)	(1,020,811)	(56,839,143)

Reinvested capital gains	1,280,684	3,863,225	1,066,610	1,829,623	1,473,787	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,342,352)	(9,829,743)	(2,671,641)	(77,340,619)	(12,251,358)	(407,605)	(983,128)	(58,235,580)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	AMGP	AMINS	AMMCGS	AMTP	AMRS	AMFAS	AMSRS	OVMS

Investment Activity:
Reinvested dividends	$64,410	316	-	685,345	125,657	-	793,757	2,760,866
Mortality and expense risk charges (note 2)	(160,058)	(2,790,157)	(119,115)	(1,846,237)	(208,506)	(86,385)	(5,169,680)	(1,234,310)

Net investment income (loss)	(95,648)	(2,789,841)	(119,115)	(1,160,892)	(82,849)	(86,385)	(4,375,923)	1,526,556

Proceeds from mutual fund shares sold	2,879,258	293,711,542	2,549,722	25,575,018	4,492,261	1,760,273	481,799,210	21,954,995
Cost of mutual fund shares sold	(1,953,041)	(333,425,786)	(1,726,016)	(25,144,677)	(5,067,393)	(1,971,377)	(482,749,809)	(27,230,865)

Realized gain (loss) on investments	926,217	(39,714,244)	823,706	430,341	(575,132)	(211,104)	(950,599)	(5,275,870)
Change in unrealized gain (loss) on investments	(6,509,053)	4,414,284	(4,987,095)	(108,474,235)	(6,852,966)	(2,468,343)	(50,706,776)	(48,998,634)

Net gain (loss) on investments	(5,582,836)	(35,299,960)	(4,163,389)	(108,043,894)	(7,428,098)	(2,679,447)	(51,657,375)	(54,274,504)

Reinvested capital gains	441,400	1,035	-	21,625,094	27,332	187,423	2,713,949	6,658,903

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,237,084)	(38,088,766)	(4,282,504)	(87,579,692)	(7,483,615)	(2,578,409)	(53,319,349)	(46,089,045)

	OVCAFS	OVGR	OVB	OVGS3	OVGS4	OVGS	OVGSS	OVHI3

Investment Activity:
Reinvested dividends	$-	100,573	3,993,920	1,359,248	1,006,045	2,984,617	200,198	30,010
Mortality and expense risk charges (note 2)	(858,109)	(889,903)	(1,119,851)	(1,134,110)	(1,182,296)	(2,460,942)	(219,888)	(8,648)

Net investment income (loss)	(858,109)	(789,330)	2,874,069	225,138	(176,251)	523,675	(19,690)	21,362

Proceeds from mutual fund shares sold	9,680,576	13,825,297	21,159,501	15,819,403	12,940,849	42,285,108	3,823,128	545,473
Cost of mutual fund shares sold	(8,895,092)	(11,225,360)	(23,976,514)	(12,700,264)	(13,494,608)	(27,714,019)	(3,617,609)	(849,648)

Realized gain (loss) on investments	785,484	2,599,937	(2,817,013)	3,119,139	(553,759)	14,571,089	205,519	(304,175)
Change in unrealized gain (loss) on investments	(30,391,351)	(38,741,679)	(34,742,735)	(52,083,596)	(45,533,159)	(119,409,989)	(8,774,045)	(388,706)

Net gain (loss) on investments	(29,605,867)	(36,141,742)	(37,559,748)	(48,964,457)	(46,086,918)	(104,838,900)	(8,568,526)	(692,881)

Reinvested capital gains	-	-	-	5,983,984	5,591,832	13,114,068	1,073,516	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(30,463,976)	(36,931,072)	(34,685,679)	(42,755,335)	(40,671,337)	(91,201,157)	(7,514,700)	(671,519)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	OVHI4	OVHI	OVHIS	OVSC	OVSCS	OVGI	OVGIS	OVAG

Investment Activity:
Reinvested dividends	$611,212	28,849	1,283,577	19,950	471,192	315,774	4,577,435	-
Mortality and expense risk charges (note 2)	(166,606)	(4,335)	(259,399)	(51,277)	(2,846,246)	(266,407)	(6,632,658)	(162,354)

Net investment income (loss)	444,606	24,514	1,024,178	(31,327)	(2,375,054)	49,367	(2,055,223)	(162,354)

Proceeds from mutual fund shares sold	8,072,499	171,319	6,836,489	1,416,795	40,762,932	4,802,428	38,687,998	2,826,008
Cost of mutual fund shares sold	(11,343,624)	(294,645)	(9,001,693)	(1,774,357)	(47,184,869)	(4,363,379)	(43,338,028)	(2,628,523)

Realized gain (loss) on investments	(3,271,125)	(123,326)	(2,165,204)	(357,562)	(6,421,937)	439,049	(4,650,030)	197,485
Change in unrealized gain (loss) on investments	(6,889,235)	(193,406)	(14,303,261)	(1,543,450)	(71,083,896)	(11,241,564)	(195,684,358)	(7,546,706)

Net gain (loss) on investments	(10,160,360)	(316,732)	(16,468,465)	(1,901,012)	(77,505,833)	(10,802,515)	(200,334,388)	(7,349,221)

Reinvested capital gains	-	-	-	221,525	9,799,136	1,372,064	24,059,956	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,715,754)	(292,218)	(15,444,287)	(1,710,814)	(70,081,751)	(9,381,084)	(178,329,655)	(7,511,575)

	PISVP1	PVGIB	PVTIGB	PVTVB	TRBCG2	TREI2	TRLT2	DSRG

Investment Activity:
Reinvested dividends	$5,737	113,249	25,037	-	219,402	1,602,003	1,617,561	439,644
Mortality and expense risk charges (note 2)	(9,390)	(82,771)	(17,157)	(29,047)	(3,294,869)	(1,131,418)	(733,066)	(750,646)

Net investment income (loss)	(3,653)	30,478	7,880	(29,047)	(3,075,467)	470,585	884,495	(311,002)

Proceeds from mutual fund shares sold	110,001	1,332,789	197,904	325,134	10,628,647	5,048,887	9,970,329	11,435,580
Cost of mutual fund shares sold	(202,858)	(1,943,011)	(185,588)	(361,690)	(11,970,584)	(6,095,594)	(9,998,992)	(17,512,490)

Realized gain (loss) on investments	(92,857)	(610,222)	12,316	(36,556)	(1,341,937)	(1,046,707)	(28,663)	(6,076,910)
Change in unrealized gain (loss) on investments	(490,494)	(2,900,852)	(833,657)	(756,377)	(101,401,814)	(34,340,847)	(1,262,177)	(16,689,844)

Net gain (loss) on investments	(583,351)	(3,511,074)	(821,341)	(792,933)	(102,743,751)	(35,387,554)	(1,290,840)	(22,766,754)

Reinvested capital gains	153,345	973,768	192,364	-	-	2,107,353	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(433,659)	(2,506,828)	(621,097)	(821,980)	(105,819,218)	(32,809,616)	(406,345)	(23,077,756)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	VWBFR	VWBF	VWEMR	VWEM	VWHAR	VWHA	MSVFI	MSVF2

Investment Activity:
Reinvested dividends	$737,048	1,575,185	-	-	147,703	150,802	155,633	11,110,613
Mortality and expense risk charges (note 2)	(122,540)	(232,000)	(276,248)	(380,161)	(564,132)	(651,055)	(46,668)	(4,708,310)

Net investment income (loss)	614,508	1,343,185	(276,248)	(380,161)	(416,429)	(500,253)	108,965	6,402,303

Proceeds from mutual fund shares sold	5,202,015	4,343,785	12,001,322	6,865,677	15,170,674	10,631,149	1,784,492	82,755,990
Cost of mutual fund shares sold	(5,244,963)	(4,714,974)	(18,922,758)	(6,958,074)	(14,883,270)	(4,668,409)	(1,903,525)	(88,057,594)

Realized gain (loss) on investments	(42,948)	(371,189)	(6,921,436)	(92,397)	287,404	5,962,740	(119,033)	(5,301,604)
Change in unrealized gain (loss) on investments	(458,896)	(583,411)	(22,684,555)	(40,435,269)	(27,898,131)	(37,368,416)	(437,219)	(36,033,941)

Net gain (loss) on investments	(501,844)	(954,600)	(29,605,991)	(40,527,666)	(27,610,727)	(31,405,676)	(556,252)	(41,335,545)

Reinvested capital gains	-	-	11,631,611	15,223,007	6,617,535	8,257,790	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$112,664	388,585	(18,250,628)	(25,684,820)	(21,409,621)	(23,648,139)	(447,287)	(34,933,242)

	MSEM	MSEMB	MSVRE	MSVREB	VYDS	SVDF	WFVLCG	WFVMM

Investment Activity:
Reinvested dividends	$412,398	120,393	3,346,870	1,974,939	6,262	-	293	1,131
Mortality and expense risk charges (note 2)	(77,277)	(24,848)	(1,319,140)	(1,084,623)	(11,745)	(713,564)	(2,270)	(878)

Net investment income (loss)	335,121	95,545	2,027,730	890,316	(5,483)	(713,564)	(1,977)	253

Proceeds from mutual fund shares sold	1,821,006	391,701	26,179,740	23,033,354	181,637	10,757,175	11,800	3,106
Cost of mutual fund shares sold	(2,123,013)	(480,736)	(23,803,400)	(34,033,073)	(166,669)	(7,192,922)	(11,191)	(3,106)

Realized gain (loss) on investments	(302,007)	(89,035)	2,376,340	(10,999,719)	14,968	3,564,253	609	-
Change in unrealized gain (loss) on investments	(1,228,571)	(357,750)	(81,704,272)	(48,143,342)	(507,003)	(31,921,510)	(51,732)	-

Net gain (loss) on investments	(1,530,578)	(446,785)	(79,327,932)	(59,143,061)	(492,035)	(28,357,257)	(51,123)	-

Reinvested capital gains	238,029	70,024	36,706,467	27,428,028	127,929	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(957,428)	(281,216)	(40,593,735)	(30,824,717)	(369,589)	(29,070,821)	(53,100)	253

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	SVOF	WFVSMV	WFVTRB

Investment Activity:
Reinvested dividends	$4,379,091	-	1,107
Mortality and expense risk charges (note 2)	(3,073,319)	(87)	(266)

Net investment income (loss)	1,305,772	(87)	841

Proceeds from mutual fund shares sold	43,614,107	1,781	266
Cost of mutual fund shares sold	(50,706,807)	(2,091)	(267)

Realized gain (loss) on investments	(7,092,700)	(310)	(1)
Change in unrealized gain (loss) on investments	(152,729,190)	(6,144)	(559)

Net gain (loss) on investments	(159,821,890)	(6,454)	(560)

Reinvested capital gains	51,688,115	2,098	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(106,828,003)	(4,443)	281

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		AVBV2		AVCA2		AVCD2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$126,228,065	77,413,198	(428,899)	(693,037)	(215,299)	(270,276)	(335,078)	(429,544)
Realized gain (loss) on investments	(310,427,981)	485,395,129	(980,116)	1,490,822	87,480	510,756	(849,393)	4,782,696
Change in unrealized gain (loss) on investments	(8,653,538,654)	(217,917,170)	(30,516,067)	(3,913,690)	(6,888,377)	1,229,188	(13,524,418)	(4,096,869)
Reinvested capital gains	1,250,139,523	884,447,637	6,864,081	3,025,887	-	-	2,534,704	1,987,004

Net increase (decrease) in contract owners’ equity resulting from operations	(7,587,599,047)	1,229,338,794	(25,061,001)	(90,018)	(7,016,196)	1,469,668	(12,174,185)	2,243,287

Equity transactions:
Purchase payments received from contract owners (note 3)	3,842,471,180	5,383,787,102	1,909,197	5,491,976	747,816	1,949,580	2,308,849	5,068,365
Transfers between funds	-	-	(2,612,477)	(4,067,516)	(2,274,283)	976,741	(2,556,881)	1,128,624
Redemptions (note 3)	(2,376,357,188)	(2,290,276,483)	(3,601,566)	(3,384,442)	(1,418,392)	(1,139,095)	(1,721,565)	(2,375,924)
Annuity benefits	(2,149,504)	(2,273,176)	(6,468)	(9)	(1,368)	(500)	-	-
Contract maintenance charges (note 2)	(23,305,962)	(10,969,296)	(10,992)	(6,533)	(2,937)	(2,182)	(9,692)	(3,316)
Contingent deferred sales charges (note 2)	(21,839,980)	(14,863,496)	(54,007)	(59,115)	(17,143)	(19,187)	(35,193)	(50,013)
Adjustments to maintain reserves	627	(199,934)	(926)	(1,230)	(487)	(375)	(190)	(1,071)

Net equity transactions	1,418,819,173	3,065,204,717	(4,377,239)	(2,026,869)	(2,966,794)	1,764,982	(2,014,672)	3,766,665

Net change in contract owners’ equity	(6,168,779,874)	4,294,543,511	(29,438,240)	(2,116,887)	(9,982,990)	3,234,650	(14,188,857)	6,009,952
Contract owners’ equity beginning of period	22,175,260,947	17,880,717,436	50,652,126	52,769,013	17,639,514	14,404,864	27,002,291	20,992,339

Contract owners’ equity end of period	$16,006,481,073	22,175,260,947	21,213,886	50,652,126	7,656,524	17,639,514	12,813,434	27,002,291

CHANGES IN UNITS:
Beginning units	1,216,943,704	932,018,159	2,902,901	3,021,464	1,044,738	936,992	1,288,902	1,088,041
Units purchased	851,755,113	753,989,495	488,063	531,430	156,250	340,425	370,858	1,170,724
Units redeemed	(614,133,702)	(469,063,950)	(821,583)	(649,993)	(396,224)	(232,679)	(483,036)	(969,863)

Ending units	1,454,565,115	1,216,943,704	2,569,381	2,902,901	804,764	1,044,738	1,176,724	1,288,902

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ALBS		ALMCS		ALVGIB		ALVSVB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(2,305)	(2,614)	(6,746)	(7,633)	35,630	(79,178)	(131,725)	(77,905)
Realized gain (loss) on investments	(4,584)	21,314	(149,290)	(11,115)	(777,482)	1,197,419	(1,592,136)	475,856
Change in unrealized gain (loss) on investments	(108,519)	6,981	(555,854)	113,309	(9,465,089)	(1,435,206)	(5,296,111)	(954,005)
Reinvested capital gains	25,679	8,320	214,876	84,212	2,653,838	1,069,949	669,521	616,957

Net increase (decrease) in contract owners’ equity resulting from operations	(89,729)	34,001	(497,014)	178,773	(7,553,103)	752,984	(6,350,451)	60,903

Equity transactions:
Purchase payments received from contract owners (note 3)	-	39,613	6,553	99,026	181,053	253,983	2,587,624	108,605
Transfers between funds	(54,028)	8,464	(60,412)	75,806	(1,323,322)	(2,649,285)	9,031,174	(361,374)
Redemptions (note 3)	(384)	(370)	(139,531)	(3,270)	(1,651,289)	(1,640,339)	(1,221,058)	(724,985)
Annuity benefits	-	-	-	-	-	-	(1,307)	(1,551)
Contract maintenance charges (note 2)	(5)	(5)	(12)	(7)	(1,315)	(1,614)	(1,650)	(456)
Contingent deferred sales charges (note 2)	-	-	-	-	(15,630)	(23,593)	(15,711)	(13,376)
Adjustments to maintain reserves	(20)	33	(3)	(34)	(113)	(2,679)	(87)	388

Net equity transactions	(54,437)	47,735	(193,405)	171,521	(2,810,616)	(4,063,527)	10,378,985	(992,749)

Net change in contract owners’ equity	(144,166)	81,736	(690,419)	350,294	(10,363,719)	(3,310,543)	4,028,534	(931,846)
Contract owners’ equity beginning of period	317,270	235,534	958,371	608,077	19,731,218	23,041,761	7,816,800	8,748,646

Contract owners’ equity end of period	$173,104	317,270	267,952	958,371	9,367,499	19,731,218	11,845,334	7,816,800

CHANGES IN UNITS:
Beginning units	23,143	19,445	52,160	42,969	1,095,470	1,318,088	394,975	436,802
Units purchased	6,639	27,487	6,910	43,504	57,087	50,237	979,830	100,417
Units redeemed	(11,066)	(23,789)	(23,607)	(34,313)	(260,779)	(272,855)	(439,948)	(142,244)

Ending units	18,716	23,143	35,463	52,160	891,778	1,095,470	934,857	394,975

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVB		ACVCA		ACVIG		ACVIG2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$768,191	618,549	(1,575,013)	(1,909,097)	190,085	212,814	29,802	19,738
Realized gain (loss) on investments	(1,104,791)	(142,185)	5,473,465	7,091,532	208,041	3,063,481	(137,133)	769,609
Change in unrealized gain (loss) on investments	(17,216,134)	(1,703,985)	(82,357,794)	46,411,032	(13,619,377)	(3,535,813)	(5,069,288)	(980,678)
Reinvested capital gains	4,415,765	3,985,043	9,948,547	-	3,083,841	-	1,184,600	-

Net increase (decrease) in contract owners’ equity resulting from operations	(13,136,969)	2,757,422	(68,510,795)	51,593,467	(10,137,410)	(259,518)	(3,992,019)	(191,331)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,334,843	2,152,150	2,200,741	2,646,596	1,249,253	1,956,626	160,347	205,377
Transfers between funds	(2,815,950)	(2,940,683)	(6,497,441)	4,758,532	(2,075,781)	(1,863,837)	(1,023,013)	(1,574,342)
Redemptions (note 3)	(10,653,581)	(14,550,008)	(16,686,951)	(23,520,062)	(4,593,071)	(7,643,389)	(824,435)	(995,324)
Annuity benefits	(14,148)	(5,950)	(30,100)	(31,162)	(9,324)	(12,628)	-	-
Contract maintenance charges (note 2)	(31,189)	(35,461)	(74,252)	(79,717)	(14,945)	(18,907)	(1,313)	(1,439)
Contingent deferred sales charges (note 2)	(19,145)	(23,998)	(20,604)	(44,600)	(20,251)	(25,724)	(9,720)	(10,420)
Adjustments to maintain reserves	(5,796)	(3,911)	(3,448)	275	3	(519)	(324)	(383)

Net equity transactions	(12,204,966)	(15,407,861)	(21,112,055)	(16,270,138)	(5,464,116)	(7,608,378)	(1,698,458)	(2,376,531)

Net change in contract owners’ equity	(25,341,935)	(12,650,439)	(89,622,850)	35,323,329	(15,601,526)	(7,867,896)	(5,690,477)	(2,567,862)
Contract owners’ equity beginning of period	68,777,460	81,427,899	160,161,645	124,838,316	32,075,167	39,943,063	12,216,196	14,784,058

Contract owners’ equity end of period	$43,435,525	68,777,460	70,538,795	160,161,645	16,473,641	32,075,167	6,525,719	12,216,196

CHANGES IN UNITS:
Beginning units	2,885,081	3,544,356	3,530,839	3,982,752	2,391,422	2,937,946	727,674	861,606
Units purchased	149,630	164,132	237,473	518,243	212,092	294,916	35,352	70,272
Units redeemed	(720,378)	(823,407)	(885,850)	(970,156)	(701,016)	(841,440)	(160,775)	(204,204)

Ending units	2,314,333	2,885,081	2,882,462	3,530,839	1,902,498	2,391,422	602,251	727,674

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVIP2		ACVI		ACVI2		ACVI3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$3,487,871	2,182,688	(216,363)	(401,954)	(21,411)	(32,076)	(124,113)	(218,644)
Realized gain (loss) on investments	(850,110)	(141,095)	2,950,088	6,609,226	105,657	148,910	1,841,427	3,501,478
Change in unrealized gain (loss) on investments	(8,364,625)	3,465,401	(31,398,271)	3,452,959	(1,847,797)	398,558	(18,705,807)	1,851,629
Reinvested capital gains	-	-	4,385,457	-	268,891	-	2,548,520	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,726,864)	5,506,994	(24,279,089)	9,660,231	(1,494,660)	515,392	(14,439,973)	5,134,463

Equity transactions:
Purchase payments received from contract owners (note 3)	16,337,034	7,128,502	29,167	624	-	72	2,021,786	2,506,015
Transfers between funds	49,176,521	244,494	(1,873,224)	(3,568,605)	(115,871)	(131,906)	(1,527,717)	(19,795)
Redemptions (note 3)	(18,196,008)	(7,731,076)	(7,544,488)	(11,335,017)	(312,236)	(191,148)	(4,723,752)	(6,281,026)
Annuity benefits	(17,191)	(3,423)	(16,625)	(18,494)	-	-	(3,739)	(4,649)
Contract maintenance charges (note 2)	(43,400)	(9,157)	(21,043)	(25,454)	(382)	(440)	(10,257)	(11,550)
Contingent deferred sales charges (note 2)	(150,711)	(57,153)	(5,706)	(12,760)	(3,625)	(2,132)	(26,291)	(28,407)
Adjustments to maintain reserves	(1,513)	(2,868)	(1,988)	1,448	(63)	(46)	(150)	(128)

Net equity transactions	47,104,732	(430,681)	(9,433,907)	(14,958,258)	(432,177)	(325,600)	(4,270,120)	(3,839,540)

Net change in contract owners’ equity	41,377,868	5,076,313	(33,712,996)	(5,298,027)	(1,926,837)	189,792	(18,710,093)	1,294,923
Contract owners’ equity beginning of period	79,642,850	74,566,537	60,218,672	65,516,699	3,551,239	3,361,447	34,091,343	32,796,420

Contract owners’ equity end of period	$121,020,718	79,642,850	26,505,676	60,218,672	1,624,402	3,551,239	15,381,250	34,091,343

CHANGES IN UNITS:
Beginning units	6,820,642	6,878,406	2,292,787	2,905,577	152,551	167,745	1,893,113	2,121,586
Units purchased	9,379,817	2,483,250	25	-	-	4	286,486	391,938
Units redeemed	(5,491,222)	(2,541,014)	(440,067)	(612,790)	(24,032)	(15,198)	(610,828)	(620,411)

Ending units	10,709,237	6,820,642	1,852,745	2,292,787	128,519	152,551	1,568,771	1,893,113

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVI4		ACVMV1		ACVMV2		ACVU1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(133,561)	(145,512)	(66,524)	(45,770)	(829,196)	(324,984)	(39,139)	(55,577)
Realized gain (loss) on investments	751,428	951,213	(854,150)	183,929	(7,112,926)	1,165,306	(160,010)	123,513
Change in unrealized gain (loss) on investments	(10,985,764)	1,026,391	(803,204)	(576,330)	(5,479,215)	(2,761,280)	(1,877,650)	665,830
Reinvested capital gains	1,584,327	-	-	58,875	-	233,279	511,993	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,783,570)	1,832,092	(1,723,878)	(379,296)	(13,421,337)	(1,687,679)	(1,564,806)	733,766

Equity transactions:
Purchase payments received from contract owners (note 3)	1,485,832	2,747,769	297,075	571,041	10,824,397	10,184,886	206,585	268,221
Transfers between funds	(1,513,937)	4,306,639	1,098,432	2,990,853	6,157,103	4,254,320	(738,829)	145,297
Redemptions (note 3)	(1,335,186)	(992,288)	(968,838)	(673,127)	(3,575,869)	(1,491,203)	(631,416)	(927,937)
Annuity benefits	-	-	(583)	(413)	(76)	(14)	-	-
Contract maintenance charges (note 2)	(6,608)	(1,279)	(2,172)	(1,988)	(46,525)	(2,369)	(1,912)	(2,191)
Contingent deferred sales charges (note 2)	(18,299)	(8,646)	(2,395)	(1,871)	(70,081)	(20,016)	(3,698)	(5,782)
Adjustments to maintain reserves	(476)	(312)	(4)	(890)	(582)	(726)	(56)	(84)

Net equity transactions	(1,388,674)	6,051,883	421,515	2,883,605	13,288,367	12,924,878	(1,169,326)	(522,476)

Net change in contract owners’ equity	(10,172,244)	7,883,975	(1,302,363)	2,504,309	(132,970)	11,237,199	(2,734,132)	211,290
Contract owners’ equity beginning of period	19,305,697	11,421,722	5,814,970	3,310,661	27,830,529	16,593,330	4,581,136	4,369,846

Contract owners’ equity end of period	$9,133,453	19,305,697	4,512,607	5,814,970	27,697,559	27,830,529	1,847,004	4,581,136

CHANGES IN UNITS:
Beginning units	1,081,252	741,894	544,568	299,448	2,191,006	1,253,439	371,822	423,522
Units purchased	367,090	573,628	540,746	635,105	6,567,379	2,001,407	52,561	108,285
Units redeemed	(504,424)	(234,270)	(519,114)	(389,985)	(5,808,519)	(1,063,840)	(164,919)	(159,985)

Ending units	943,918	1,081,252	566,200	544,568	2,949,866	2,191,006	259,464	371,822

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVU2		ACVV		ACVV2		ACVVS1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(213,195)	(266,453)	1,066,775	469,525	559,190	(176,377)	(102,981)	(75,605)
Realized gain (loss) on investments	(322,735)	330,099	(4,301,880)	9,598,435	(7,305,365)	360,924	(795,743)	477,054
Change in unrealized gain (loss) on investments	(8,385,285)	2,660,033	(35,779,967)	(29,809,947)	(31,535,146)	(16,245,949)	(4,296,789)	987,151
Reinvested capital gains	2,339,161	-	11,805,540	12,263,481	10,753,584	8,796,015	440,464	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,582,054)	2,723,679	(27,209,532)	(7,478,506)	(27,527,737)	(7,265,387)	(4,755,049)	1,388,600

Equity transactions:
Purchase payments received from contract owners (note 3)	263,514	592,859	3,710,303	6,043,313	7,568,576	19,940,784	462,143	285,619
Transfers between funds	(1,378,995)	(313,951)	(10,174,729)	(13,596,891)	(30,522)	(10,105,311)	(3,450,251)	11,726,422
Redemptions (note 3)	(1,445,503)	(991,683)	(15,459,272)	(25,715,312)	(7,506,778)	(6,503,115)	(1,028,529)	(1,027,911)
Annuity benefits	(6,086)	-	(31,982)	(42,121)	(6,538)	(7,593)	(359)	-
Contract maintenance charges (note 2)	(2,170)	(2,156)	(41,310)	(51,366)	(36,824)	(12,631)	(2,988)	(1,326)
Contingent deferred sales charges (note 2)	(22,156)	(20,329)	(47,861)	(62,941)	(126,133)	(121,106)	(1,609)	(2,245)
Adjustments to maintain reserves	(433)	(763)	3,193	8,322	(578)	(1,741)	1,042	(66)

Net equity transactions	(2,591,829)	(736,023)	(22,041,658)	(33,416,996)	(138,797)	3,189,287	(4,020,551)	10,980,493

Net change in contract owners’ equity	(9,173,883)	1,987,656	(49,251,190)	(40,895,502)	(27,666,534)	(4,076,100)	(8,775,600)	12,369,093
Contract owners’ equity beginning of period	17,056,680	15,069,024	112,653,074	153,548,576	99,983,420	104,059,520	12,519,496	150,403

Contract owners’ equity end of period	$7,882,797	17,056,680	63,401,884	112,653,074	72,316,886	99,983,420	3,743,896	12,519,496

CHANGES IN UNITS:
Beginning units	1,079,627	1,132,582	4,831,480	6,165,160	5,881,576	5,699,037	951,361	15,762
Units purchased	195,819	180,174	484,315	693,676	2,046,396	1,890,605	485,752	1,521,816
Units redeemed	(406,930)	(233,129)	(1,552,054)	(2,027,356)	(2,011,068)	(1,708,066)	(876,626)	(586,217)

Ending units	868,516	1,079,627	3,763,741	4,831,480	5,916,904	5,881,576	560,487	951,361

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVVS2		AFGF		AFHY		AFGC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(412,904)	(275,300)	(33,996)	(66,475)	40,903	137,895	23,930	93,791
Realized gain (loss) on investments	(3,006,762)	933,269	(203,295)	(100,047)	(112,801)	34,710	(9,493)	(9,996)
Change in unrealized gain (loss) on investments	(13,687,213)	3,233,694	(8,557,306)	902,392	(66,558)	(139,329)	79,800	(1,552)
Reinvested capital gains	1,199,839	-	1,504,481	1,271,561	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(15,907,040)	3,891,663	(7,290,116)	2,007,431	(138,456)	33,276	94,237	82,243

Equity transactions:
Purchase payments received from contract owners (note 3)	2,968,968	6,978,160	61,398	116,923	2,469	13,231	43,875	2,744
Transfers between funds	(9,785,775)	26,192,187	(185,975)	(638,499)	87,135	117,519	202,246	(38,480)
Redemptions (note 3)	(2,609,875)	(1,996,213)	(1,301,749)	(2,726,132)	(102,509)	(155,659)	(272,926)	(347,846)
Annuity benefits	-	-	(667)	(786)	(2,852)	(8,268)	(1,585)	(5,171)
Contract maintenance charges (note 2)	(9,137)	(628)	(5,075)	(5,928)	(561)	(644)	(946)	(1,016)
Contingent deferred sales charges (note 2)	(71,144)	(64,323)	(1,883)	(5,694)	(445)	(144)	(188)	(36)
Adjustments to maintain reserves	(332)	(326)	229	402	373	647	147	50

Net equity transactions	(9,507,295)	31,108,857	(1,433,722)	(3,259,714)	(16,390)	(33,318)	(29,377)	(389,755)

Net change in contract owners’ equity	(25,414,335)	35,000,520	(8,723,838)	(1,252,283)	(154,846)	(42)	64,860	(307,512)
Contract owners’ equity beginning of period	37,937,432	2,936,912	17,586,233	18,838,516	1,457,104	1,457,146	1,455,245	1,762,757

Contract owners’ equity end of period	$12,523,097	37,937,432	8,862,395	17,586,233	1,302,258	1,457,104	1,520,105	1,455,245

CHANGES IN UNITS:
Beginning units	2,291,468	242,388	204,499	243,531	35,586	35,506	49,215	62,699
Units purchased	1,475,763	2,821,443	1,406	1,475	65,926	54,582	11,737	1,843
Units redeemed	(2,267,374)	(772,363)	(20,018)	(40,507)	(59,149)	(54,502)	(12,607)	(15,327)

Ending units	1,499,857	2,291,468	185,887	204,499	42,363	35,586	48,345	49,215

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	CHSMM		WVCP		WIEP		WSCP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$253,898	697,675	10,018	(52,984)	98,226	(135,165)	(620,002)	(991,391)
Realized gain (loss) on investments	-	-	62,433	436,074	1,819,938	3,944,993	3,205,001	5,787,037
Change in unrealized gain (loss) on investments	-	-	(1,453,797)	(529,304)	(16,519,318)	1,913,594	(22,557,519)	(5,736,186)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	253,898	697,675	(1,381,346)	(146,214)	(14,601,154)	5,723,422	(19,972,520)	(940,540)

Equity transactions:
Purchase payments received from contract owners (note 3)	9,962,432	16,682,708	-	(14)	598	(223)	1,694,645	2,238,058
Transfers between funds	(1,639,364)	(11,848,998)	(99,463)	(316,739)	(1,133,926)	(1,511,923)	(3,587,750)	(5,447,253)
Redemptions (note 3)	(4,945,856)	(750,909)	(295,926)	(720,027)	(4,085,991)	(7,100,252)	(7,660,323)	(13,676,975)
Annuity benefits	(31,171)	(31,426)	(293)	(1,477)	(9,663)	(11,624)	(3,488)	(5,787)
Contract maintenance charges (note 2)	(972)	(869)	(1,817)	(2,496)	(13,018)	(15,210)	(29,426)	(36,099)
Contingent deferred sales charges (note 2)	-	-	(166)	(1,117)	(3,058)	(7,133)	(17,023)	(33,382)
Adjustments to maintain reserves	243	424	(242)	22	354	327	(784)	(474)

Net equity transactions	3,345,312	4,050,930	(397,907)	(1,041,848)	(5,244,704)	(8,646,038)	(9,604,149)	(16,961,912)

Net change in contract owners’ equity	3,599,210	4,748,605	(1,779,253)	(1,188,062)	(19,845,858)	(2,922,616)	(29,576,669)	(17,902,452)
Contract owners’ equity beginning of period	22,227,469	17,478,864	3,186,684	4,374,746	38,374,431	41,297,047	62,950,779	80,853,231

Contract owners’ equity end of period	$25,826,679	22,227,469	1,407,431	3,186,684	18,528,573	38,374,431	33,374,110	62,950,779

CHANGES IN UNITS:
Beginning units	2,030,093	1,650,023	219,613	285,608	2,123,568	2,629,775	3,619,869	4,550,318
Units purchased	1,563,593	2,170,101	-	2	-	-	159,549	193,707
Units redeemed	(1,225,845)	(1,790,031)	(34,987)	(65,997)	(361,684)	(506,207)	(806,052)	(1,124,156)

Ending units	2,367,841	2,030,093	184,626	219,613	1,761,884	2,123,568	2,973,366	3,619,869

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DVSCS		DSIF		DSIFS		DCAP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(297,850)	(568,150)	2,582,898	1,702,520	252,035	(65,459)	245,544	118,620
Realized gain (loss) on investments	(3,516,194)	2,455,166	5,656,285	24,784,603	1,002,340	2,593,161	1,553,867	3,243,400
Change in unrealized gain (loss) on investments	(21,355,555)	(5,013,759)	(168,144,260)	(5,280,793)	(47,525,903)	1,445,442	(16,138,718)	(764,379)
Reinvested capital gains	6,476,393	2,189,792	-	-	-	-	2,604,428	-

Net increase (decrease) in contract owners’ equity resulting from operations	(18,693,206)	(936,951)	(159,905,077)	21,206,330	(46,271,528)	3,973,144	(11,734,879)	2,597,641

Equity transactions:
Purchase payments received from contract owners (note 3)	5,287,868	7,624,894	12,316,477	16,656,824	9,967,791	16,504,464	1,378,999	1,712,433
Transfers between funds	4,561,416	(4,262,537)	(16,341,811)	(25,968,939)	(4,029,597)	(4,769,132)	(1,566,848)	(2,887,234)
Redemptions (note 3)	(5,585,685)	(6,166,157)	(61,431,940)	(94,651,744)	(10,684,717)	(8,194,832)	(5,785,964)	(7,576,992)
Annuity benefits	(5,203)	(6,099)	(151,569)	(185,413)	(36,345)	(9,717)	(4,653)	(5,312)
Contract maintenance charges (note 2)	(15,192)	(12,508)	(210,970)	(254,516)	(22,521)	(16,579)	(19,321)	(22,507)
Contingent deferred sales charges (note 2)	(66,343)	(53,959)	(156,662)	(194,471)	(143,724)	(142,539)	(21,882)	(22,983)
Adjustments to maintain reserves	11,543	(696)	40,218	(6,384)	1,492	(874)	3,246	813

Net equity transactions	4,188,404	(2,877,062)	(65,936,257)	(104,604,643)	(4,947,621)	3,370,791	(6,016,423)	(8,801,782)

Net change in contract owners’ equity	(14,504,802)	(3,814,013)	(225,841,334)	(83,398,313)	(51,219,149)	7,343,935	(17,751,302)	(6,204,141)
Contract owners’ equity beginning of period	49,335,431	53,149,444	465,297,842	548,696,155	124,929,701	117,585,766	42,977,034	49,181,175

Contract owners’ equity end of period	$34,830,629	49,335,431	239,456,508	465,297,842	73,710,552	124,929,701	25,225,732	42,977,034

CHANGES IN UNITS:
Beginning units	2,789,752	3,003,653	14,260,866	17,471,027	7,232,672	7,034,417	2,667,862	3,227,567
Units purchased	1,571,725	686,685	901,740	993,906	1,795,788	1,528,406	259,379	235,278
Units redeemed	(1,511,555)	(900,586)	(3,333,298)	(4,204,067)	(2,124,671)	(1,330,151)	(675,347)	(794,983)

Ending units	2,849,922	2,789,752	11,829,308	14,260,866	6,903,789	7,232,672	2,251,894	2,667,862

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DCAPS		DVDLS		DGI		FALFS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$15,292	(33,687)	(17,381)	(35,119)	(154,519)	(190,325)	(955)	(7,777)
Realized gain (loss) on investments	132,170	1,230,059	(471,383)	(122,864)	289,902	1,218,489	(319,001)	(10,298)
Change in unrealized gain (loss) on investments	(8,439,529)	(25,241)	(569,521)	(767,321)	(13,969,271)	(350,037)	(629,269)	(463,936)
Reinvested capital gains	1,429,961	-	109,712	510,033	2,875,266	1,493,814	395,831	242,233

Net increase (decrease) in contract owners’ equity resulting from operations	(6,862,106)	1,171,131	(948,573)	(415,271)	(10,958,622)	2,171,941	(553,394)	(239,778)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,801,955	1,670,025	16,386	51,666	863,225	1,253,719	35,715	55,265
Transfers between funds	3,009,492	(4,240,799)	(204,289)	(882,557)	(1,070,537)	(2,223,188)	(126,176)	(292,059)
Redemptions (note 3)	(1,596,643)	(1,336,835)	(241,992)	(505,113)	(4,036,911)	(6,123,237)	(250,624)	(135,357)
Annuity benefits	(10,838)	(12,231)	(80)	(147)	(707)	(253)	-	-
Contract maintenance charges (note 2)	(5,305)	(2,476)	(453)	(535)	(14,857)	(17,894)	(327)	(407)
Contingent deferred sales charges (note 2)	(27,844)	(30,536)	(3,884)	(9,329)	(10,118)	(11,539)	(3,429)	(2,799)
Adjustments to maintain reserves	(476)	(670)	(127)	(308)	(316)	(317)	2,258	1

Net equity transactions	3,170,341	(3,953,522)	(434,439)	(1,346,323)	(4,270,221)	(7,122,709)	(342,583)	(375,356)

Net change in contract owners’ equity	(3,691,765)	(2,782,391)	(1,383,012)	(1,761,594)	(15,228,843)	(4,950,768)	(895,977)	(615,134)
Contract owners’ equity beginning of period	22,189,811	24,972,202	2,615,040	4,376,634	29,322,317	34,273,085	1,796,271	2,411,405

Contract owners’ equity end of period	$18,498,046	22,189,811	1,232,028	2,615,040	14,093,474	29,322,317	900,294	1,796,271

CHANGES IN UNITS:
Beginning units	1,388,567	1,641,093	189,656	278,075	1,896,207	2,372,008	123,768	147,270
Units purchased	633,546	221,676	33,234	15,250	99,197	138,241	13,542	7,368
Units redeemed	(343,706)	(474,202)	(77,401)	(103,669)	(446,203)	(614,042)	(42,071)	(30,870)

Ending units	1,678,407	1,388,567	145,489	189,656	1,549,201	1,896,207	95,239	123,768

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FCA2S		FVMOS		FQB		FQBS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(40,278)	(33,938)	(66,537)	(21,841)	626,415	504,947	1,821,339	1,487,892
Realized gain (loss) on investments	74,309	169,112	(782,026)	(62,910)	(415,572)	(370,067)	(886,850)	(335,016)
Change in unrealized gain (loss) on investments	(993,863)	115,435	(255,965)	(80,754)	(1,429,335)	469,113	(6,204,635)	675,015
Reinvested capital gains	57,519	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(902,313)	250,609	(1,104,528)	(165,505)	(1,218,492)	603,993	(5,270,146)	1,827,891

Equity transactions:
Purchase payments received from contract owners (note 3)	46,785	33,041	392,337	1,320,499	682,154	822,035	4,553,687	6,956,938
Transfers between funds	(142,954)	(186,697)	8,099,609	(1,064,658)	(591,959)	2,084,685	(1,231,820)	(14,262)
Redemptions (note 3)	(191,860)	(155,237)	(1,362,130)	(499,766)	(3,190,091)	(3,229,978)	(6,367,770)	(3,762,736)
Annuity benefits	-	-	-	-	(628)	(648)	-	-
Contract maintenance charges (note 2)	(368)	(342)	(1,634)	(197)	(6,742)	(6,537)	(13,411)	(4,764)
Contingent deferred sales charges (note 2)	(1,902)	(2,705)	(16,249)	(3,714)	(11,311)	(7,792)	(77,276)	(66,058)
Adjustments to maintain reserves	(198)	(116)	(1,312)	(161)	2,976	(127)	1,091	(925)

Net equity transactions	(290,497)	(312,056)	7,110,621	(247,997)	(3,115,601)	(338,362)	(3,135,499)	3,108,193

Net change in contract owners’ equity	(1,192,810)	(61,447)	6,006,093	(413,502)	(4,334,093)	265,631	(8,405,645)	4,936,084
Contract owners’ equity beginning of period	3,164,519	3,225,966	2,944,941	3,358,443	16,036,345	15,770,714	56,663,144	51,727,060

Contract owners’ equity end of period	$1,971,709	3,164,519	8,951,034	2,944,941	11,702,252	16,036,345	48,257,499	56,663,144

CHANGES IN UNITS:
Beginning units	192,944	212,094	295,662	326,855	1,330,368	1,361,037	5,168,222	4,875,943
Units purchased	17,557	18,628	2,376,509	387,050	431,388	646,485	1,451,987	1,423,771
Units redeemed	(36,515)	(37,778)	(1,753,712)	(418,243)	(700,470)	(677,154)	(1,775,828)	(1,131,492)

Ending units	173,986	192,944	918,459	295,662	1,061,286	1,330,368	4,844,381	5,168,222

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FEIP		FEI2		FGP		FG2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$5,677,503	2,995,154	922,667	92,924	(3,096,547)	(3,571,883)	(707,628)	(897,117)
Realized gain (loss) on investments	(22,853,554)	24,425,527	(5,151,988)	3,087,061	(38,233,407)	(42,957,388)	6,074,074	2,736,045
Change in unrealized gain (loss) on investments	(291,661,312)	(86,433,660)	(72,236,312)	(19,046,126)	(284,292,945)	209,381,825	(42,230,125)	11,949,939
Reinvested capital gains	644,601	66,552,673	147,652	14,939,748	-	613,327	-	57,287

Net increase (decrease) in contract owners’ equity resulting from operations	(308,192,762)	7,539,694	(76,317,981)	(926,393)	(325,622,899)	163,465,881	(36,863,679)	13,846,154

Equity transactions:
Purchase payments received from contract owners (note 3)	15,056,540	19,300,641	13,979,845	27,141,443	15,928,324	19,860,403	11,554,495	7,302,047
Transfers between funds	(30,606,125)	(30,635,671)	(6,409,760)	(8,257,031)	(22,846,169)	(32,437,815)	(21,081,780)	23,190,504
Redemptions (note 3)	(101,550,592)	(147,869,726)	(13,282,440)	(11,613,840)	(86,975,995)	(127,274,990)	(6,360,602)	(6,086,121)
Annuity benefits	(212,404)	(260,951)	(1,681)	(264)	(249,627)	(301,610)	(1,241)	(265)
Contract maintenance charges (note 2)	(298,088)	(364,544)	(46,832)	(17,067)	(366,984)	(421,427)	(11,925)	(6,506)
Contingent deferred sales charges (note 2)	(184,181)	(219,204)	(186,746)	(189,295)	(190,856)	(251,043)	(129,239)	(135,571)
Adjustments to maintain reserves	15,230	11,568	(927)	(2,493)	(9,836)	(12,473)	(637)	(981)

Net equity transactions	(117,779,620)	(160,037,887)	(5,948,541)	7,061,453	(94,711,143)	(140,838,955)	(16,030,929)	24,263,107

Net change in contract owners’ equity	(425,972,382)	(152,498,193)	(82,266,522)	6,135,060	(420,334,042)	22,626,926	(52,894,608)	38,109,261
Contract owners’ equity beginning of period	790,131,218	942,629,411	176,175,854	170,040,794	747,146,384	724,519,458	89,338,917	51,229,656

Contract owners’ equity end of period	$364,158,836	790,131,218	93,909,332	176,175,854	326,812,342	747,146,384	36,444,309	89,338,917

CHANGES IN UNITS:
Beginning units	16,421,321	19,837,866	9,650,205	9,285,688	12,473,199	15,379,782	4,763,730	3,396,781
Units purchased	496,435	701,813	2,227,397	2,386,885	479,120	638,127	2,037,068	2,778,168
Units redeemed	(3,669,599)	(4,118,358)	(2,734,670)	(2,022,368)	(2,637,203)	(3,544,710)	(3,050,263)	(1,411,219)

Ending units	13,248,157	16,421,321	9,142,932	9,650,205	10,315,116	12,473,199	3,750,535	4,763,730

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FHIP		FHIPR		FOP		FOPR

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$5,290,875	6,731,888	960,686	919,612	613,111	1,481,116	1,227,832	3,036,963
Realized gain (loss) on investments	(3,647,174)	(1,014,187)	(1,763,206)	(163,737)	2,224,031	6,851,811	6,254,700	15,212,922
Change in unrealized gain (loss) on investments	(23,167,718)	(3,213,240)	(2,437,907)	(927,735)	(41,003,814)	(2,461,123)	(82,518,425)	(5,920,382)
Reinvested capital gains	-	-	-	-	7,179,319	4,937,611	14,196,989	10,719,798

Net increase (decrease) in contract owners’ equity resulting from operations	(21,524,017)	2,504,461	(3,240,427)	(171,860)	(30,987,353)	10,809,415	(60,838,904)	23,049,301

Equity transactions:
Purchase payments received from contract owners (note 3)	897	1,356,902	2,490,054	2,036,790	4,566,925	5,478,045	(11,571)	33,919
Transfers between funds	(7,375,107)	(32,864,736)	4,981,696	12,741,219	(5,043,846)	(562,141)	(4,060,821)	(4,929,862)
Redemptions (note 3)	(14,961,277)	(24,416,043)	(2,179,479)	(2,409,590)	(9,493,858)	(12,645,384)	(16,807,021)	(25,565,742)
Annuity benefits	(11,911)	(17,044)	-	-	(2,336)	(1,367)	(25,661)	(35,793)
Contract maintenance charges (note 2)	(43,012)	(53,063)	(4,253)	(1,820)	(20,961)	(23,507)	(63,642)	(76,516)
Contingent deferred sales charges (note 2)	(23,303)	(43,593)	(7,054)	(2,128)	(32,545)	(47,528)	(10,816)	(25,077)
Adjustments to maintain reserves	(4,812)	1,254	16	7,298	(9,386)	22,881	2,591	(8,103)

Net equity transactions	(22,418,525)	(56,036,323)	5,280,980	12,371,769	(10,036,007)	(7,779,001)	(20,976,941)	(30,607,174)

Net change in contract owners’ equity	(43,942,542)	(53,531,862)	2,040,553	12,199,909	(41,023,360)	3,030,414	(81,815,845)	(7,557,873)
Contract owners’ equity beginning of period	100,103,750	153,635,612	12,199,909	-	75,578,818	72,548,404	150,627,421	158,185,294

Contract owners’ equity end of period	$56,161,208	100,103,750	14,240,462	12,199,909	34,555,458	75,578,818	68,811,576	150,627,421

CHANGES IN UNITS:
Beginning units	4,420,785	7,076,863	1,244,598	-	3,885,215	4,321,249	4,559,645	5,556,872
Units purchased	-	499,761	2,792,494	2,989,379	515,738	863,243	-	-
Units redeemed	(1,086,911)	(3,155,839)	(2,077,002)	(1,744,781)	(1,197,183)	(1,299,277)	(817,638)	(997,227)

Ending units	3,333,874	4,420,785	1,960,090	1,244,598	3,203,770	3,885,215	3,742,007	4,559,645

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FO2		FO2R		FAMP		FCP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$51,280	129,897	403,086	892,230	2,556,993	13,211,165	(2,198,685)	(3,214,011)
Realized gain (loss) on investments	87,804	482,769	778,749	3,107,671	(9,709,223)	(2,449,644)	(17,816,928)	31,808,380
Change in unrealized gain (loss) on investments	(4,593,216)	34,575	(38,945,580)	425,517	(90,964,532)	17,639,565	(275,843,406)	(93,687,021)
Reinvested capital gains	822,369	605,213	7,101,800	3,454,152	24,368,853	8,056,729	16,152,805	171,059,909

Net increase (decrease) in contract owners’ equity resulting from operations	(3,631,763)	1,252,454	(30,661,945)	7,879,570	(73,747,909)	36,457,815	(279,706,214)	105,967,257

Equity transactions:
Purchase payments received from contract owners (note 3)	(167)	-	9,704,743	12,104,049	5,213,048	6,023,184	16,761,861	21,316,246
Transfers between funds	(557,841)	(873,526)	(8,438,623)	7,490,542	(5,935,338)	(9,534,366)	(27,428,407)	(16,810,481)
Redemptions (note 3)	(473,569)	(397,450)	(6,502,983)	(4,835,717)	(37,525,307)	(46,666,315)	(83,447,730)	(124,597,427)
Annuity benefits	-	-	(7,195)	(8,406)	(55,470)	(56,534)	(126,245)	(129,623)
Contract maintenance charges (note 2)	(774)	(854)	(14,892)	(4,849)	(132,736)	(146,796)	(245,299)	(277,997)
Contingent deferred sales charges (note 2)	(7,550)	(3,020)	(60,537)	(88,045)	(41,623)	(58,951)	(169,102)	(238,305)
Adjustments to maintain reserves	(218)	(14)	(459)	(1,143)	(5,658)	3,565	7,927	3,590

Net equity transactions	(1,040,119)	(1,274,864)	(5,319,946)	14,656,431	(38,483,084)	(50,436,213)	(94,646,995)	(120,733,997)

Net change in contract owners’ equity	(4,671,882)	(22,410)	(35,981,891)	22,536,001	(112,230,993)	(13,978,398)	(374,353,209)	(14,766,740)
Contract owners’ equity beginning of period	8,701,501	8,723,911	71,531,400	48,995,399	273,081,048	287,059,446	707,372,081	722,138,821

Contract owners’ equity end of period	$4,029,619	8,701,501	35,549,509	71,531,400	160,850,055	273,081,048	333,018,872	707,372,081

CHANGES IN UNITS:
Beginning units	341,789	395,811	4,158,503	3,262,947	8,375,163	10,118,900	18,212,023	21,578,263
Units purchased	-	-	1,663,221	2,001,464	289,886	241,950	1,249,080	1,567,253
Units redeemed	(54,954)	(54,022)	(2,082,459)	(1,105,908)	(1,698,734)	(1,985,687)	(4,349,635)	(4,933,493)

Ending units	286,835	341,789	3,739,265	4,158,503	6,966,315	8,375,163	15,111,468	18,212,023

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FC2		FIGBS		FIGBP2		FGOP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(2,770,700)	(3,017,896)	573,111	493,230	9,553,189	3,080,879	(210,662)	(413,842)
Realized gain (loss) on investments	(12,810,315)	8,826,918	(193,446)	(200,098)	(4,179,131)	(1,658)	1,772,452	2,373,422
Change in unrealized gain (loss) on investments	(165,897,358)	(51,712,817)	(1,327,820)	236,054	(29,568,921)	5,288,689	(17,621,870)	3,988,330
Reinvested capital gains	9,589,329	97,774,253	16,585	-	351,270	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(171,889,044)	51,870,458	(931,570)	529,186	(23,843,593)	8,367,910	(16,060,080)	5,947,910

Equity transactions:
Purchase payments received from contract owners (note 3)	24,540,391	67,268,011	1,162,018	1,568,970	54,687,190	129,090,048	827,653	938,683
Transfers between funds	(22,808,450)	(13,029,550)	2,734,818	3,693,224	(36,533,551)	130,207,389	(1,519,935)	511,508
Redemptions (note 3)	(31,452,400)	(21,253,658)	(4,592,430)	(3,441,214)	(27,861,079)	(13,914,283)	(3,782,398)	(5,670,702)
Annuity benefits	(17,617)	(8,710)	(4,346)	(4,478)	(7,410)	(7,306)	-	(547)
Contract maintenance charges (note 2)	(65,845)	(34,466)	(7,149)	(5,677)	(980,104)	(289,833)	(14,775)	(17,715)
Contingent deferred sales charges (note 2)	(455,251)	(394,201)	(13,406)	(8,999)	(505,009)	(182,075)	(11,890)	(12,140)
Adjustments to maintain reserves	(1,646)	(4,781)	(98)	114	(1,076)	(3,732)	(44)	(248)

Net equity transactions	(30,260,818)	32,542,645	(720,593)	1,801,940	(11,201,039)	244,900,208	(4,501,389)	(4,251,161)

Net change in contract owners’ equity	(202,149,862)	84,413,103	(1,652,163)	2,331,126	(35,044,632)	253,268,118	(20,561,469)	1,696,749
Contract owners’ equity beginning of period	404,097,470	319,684,367	20,337,651	18,006,525	440,419,419	187,151,301	31,965,894	30,269,145

Contract owners’ equity end of period	$201,947,608	404,097,470	18,685,488	20,337,651	405,374,787	440,419,419	11,404,425	31,965,894

CHANGES IN UNITS:
Beginning units	18,440,700	16,826,492	1,827,483	1,663,367	39,988,032	17,350,200	2,355,583	2,712,499
Units purchased	3,715,233	5,959,072	790,286	780,274	11,211,521	25,764,127	255,235	299,340
Units redeemed	(5,817,564)	(4,344,864)	(856,904)	(616,158)	(12,404,128)	(3,126,295)	(717,512)	(656,256)

Ending units	16,338,369	18,440,700	1,760,865	1,827,483	38,795,425	39,988,032	1,893,306	2,355,583

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FMCS		FMC2		FVSS		FVSS2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(183,971)	(110,208)	(2,673,061)	(2,392,348)	(65,277)	(84,586)	(178,921)	(280,001)
Realized gain (loss) on investments	(1,347,315)	220,132	(5,827,333)	7,782,216	(1,887,361)	193,171	(2,317,552)	191,427
Change in unrealized gain (loss) on investments	(10,922,741)	736,988	(116,415,162)	1,323,816	(6,183,535)	(1,040,611)	(11,614,273)	(1,569,302)
Reinvested capital gains	2,951,026	1,197,867	31,427,590	17,794,132	2,098,363	1,660,822	3,632,807	2,754,390

Net increase (decrease) in contract owners’ equity resulting from operations	(9,503,001)	2,044,779	(93,487,966)	24,507,816	(6,037,810)	728,796	(10,477,939)	1,096,514

Equity transactions:
Purchase payments received from contract owners (note 3)	1,242,554	1,404,189	31,139,795	39,733,200	621,435	1,020,007	207,268	350,805
Transfers between funds	3,881,020	9,801,087	(15,335,365)	(6,889,505)	(1,670,391)	(203,694)	(2,333,561)	(1,457,584)
Redemptions (note 3)	(3,115,704)	(2,352,959)	(17,969,094)	(13,052,427)	(1,338,013)	(2,788,618)	(1,402,382)	(2,088,186)
Annuity benefits	(1,648)	(1,345)	(12,539)	(13,759)	(1,652)	(2,185)	-	-
Contract maintenance charges (note 2)	(7,176)	(5,295)	(69,752)	(18,182)	(4,279)	(6,146)	(2,429)	(3,124)
Contingent deferred sales charges (note 2)	(11,593)	(5,821)	(273,436)	(273,159)	(10,903)	(10,035)	(28,661)	(29,920)
Adjustments to maintain reserves	397	1,122	(3,479)	(3,858)	(82)	(62)	(389)	(692)

Net equity transactions	1,987,850	8,840,978	(2,523,870)	19,482,310	(2,403,885)	(1,990,733)	(3,560,154)	(3,228,701)

Net change in contract owners’ equity	(7,515,151)	10,885,757	(96,011,836)	43,990,126	(8,441,695)	(1,261,937)	(14,038,093)	(2,132,187)
Contract owners’ equity beginning of period	21,146,530	10,260,773	228,760,061	184,769,935	13,268,239	14,530,176	22,900,224	25,032,411

Contract owners’ equity end of period	$13,631,379	21,146,530	132,748,225	228,760,061	4,826,544	13,268,239	8,862,131	22,900,224

CHANGES IN UNITS:
Beginning units	1,880,661	1,041,179	8,968,155	8,219,016	841,048	959,780	1,045,050	1,184,531
Units purchased	974,883	1,436,561	3,298,099	3,375,566	126,574	493,569	104,473	233,355
Units redeemed	(824,655)	(597,079)	(3,487,133)	(2,626,427)	(332,690)	(612,301)	(304,847)	(372,836)

Ending units	2,030,889	1,880,661	8,779,121	8,968,155	634,932	841,048	844,676	1,045,050

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FNRS2		FF10S		FF10S2		FF20S

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(1,737,258)	(1,085,512)	81,885	70,444	458,338	208,068	91,404	64,766
Realized gain (loss) on investments	(2,801,675)	677,253	(296,731)	144,814	(138,352)	808,691	(274,304)	70,701
Change in unrealized gain (loss) on investments	(73,540,004)	22,153,876	(1,585,913)	(146,708)	(16,682,727)	220,289	(2,577,127)	(29,909)
Reinvested capital gains	3,709,816	4,665,935	225,333	102,779	2,023,856	1,113,763	333,979	152,908

Net increase (decrease) in contract owners’ equity resulting from operations	(74,369,121)	26,411,552	(1,575,426)	171,329	(14,338,885)	2,350,811	(2,426,048)	258,466

Equity transactions:
Purchase payments received from contract owners (note 3)	13,947,269	18,747,996	260,274	267,883	9,245,526	8,174,884	719,159	902,302
Transfers between funds	10,630,753	35,298,613	2,427,197	3,393,807	4,366,667	5,603,004	2,450,958	3,646,238
Redemptions (note 3)	(13,721,131)	(6,729,964)	(1,752,731)	(371,701)	(3,195,339)	(1,810,389)	(1,265,296)	(292,758)
Annuity benefits	(1,017)	-	(9,088)	(7,620)	-	-	-	-
Contract maintenance charges (note 2)	(18,714)	(8,600)	(2,045)	(1,030)	(39,167)	(2,141)	(3,543)	(1,791)
Contingent deferred sales charges (note 2)	(185,659)	(86,561)	(619)	(1,046)	(64,656)	(41,992)	(3,114)	(289)
Adjustments to maintain reserves	2,373	7,080	1,600	3,901	(264)	(937)	(41)	(52)

Net equity transactions	10,653,874	47,228,564	924,588	3,284,194	10,312,767	11,922,429	1,898,123	4,253,650

Net change in contract owners’ equity	(63,715,247)	73,640,116	(650,838)	3,455,523	(4,026,118)	14,273,240	(527,925)	4,512,116
Contract owners’ equity beginning of period	118,510,583	44,870,467	5,167,038	1,711,515	45,656,435	31,383,195	5,970,926	1,458,810

Contract owners’ equity end of period	$54,795,336	118,510,583	4,516,200	5,167,038	41,630,317	45,656,435	5,443,001	5,970,926

CHANGES IN UNITS:
Beginning units	5,413,172	2,923,524	450,333	162,866	3,748,220	2,744,382	521,510	138,522
Units purchased	4,290,235	4,130,822	344,061	506,460	1,573,560	1,686,206	414,570	491,287
Units redeemed	(4,108,920)	(1,641,174)	(259,726)	(218,993)	(676,491)	(682,368)	(220,226)	(108,299)

Ending units	5,594,487	5,413,172	534,668	450,333	4,645,289	3,748,220	715,854	521,510

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FF20S2		FF30S		FF30S2		FTVDM3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$662,201	361,556	48,944	42,417	60,859	53,768	470,357	142,302
Realized gain (loss) on investments	21,400	931,099	(109,513)	29,172	(195,897)	384,447	(3,006,698)	1,856,941
Change in unrealized gain (loss) on investments	(32,866,723)	226,850	(2,111,373)	(11,503)	(9,367,301)	131,830	(33,613,986)	4,448,163
Reinvested capital gains	3,851,746	1,988,265	293,628	114,826	1,294,149	707,001	8,020,747	2,542,511

Net increase (decrease) in contract owners’ equity resulting from operations	(28,331,376)	3,507,770	(1,878,314)	174,912	(8,208,190)	1,277,046	(28,129,580)	8,989,917

Equity transactions:
Purchase payments received from contract owners (note 3)	22,776,707	20,625,979	578,100	372,998	2,613,199	2,333,052	4,579,194	14,153,137
Transfers between funds	(2,330,118)	9,880,933	1,649,955	2,370,626	725,979	3,306,770	(9,723,919)	10,471,829
Redemptions (note 3)	(2,832,453)	(1,658,227)	(501,886)	(254,255)	(605,084)	(1,557,617)	(4,096,581)	(2,862,236)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(93,340)	(5,086)	(3,146)	(1,204)	(3,615)	(2,325)	(4,953)	(3,356)
Contingent deferred sales charges (note 2)	(64,725)	(47,115)	(3,986)	(408)	(29,498)	(12,709)	(40,311)	(29,483)
Adjustments to maintain reserves	(362)	(1,030)	(52)	(43)	(220)	(472)	(296)	(1,074)

Net equity transactions	17,455,709	28,795,454	1,718,985	2,487,714	2,700,761	4,066,699	(9,286,866)	21,728,817

Net change in contract owners’ equity	(10,875,667)	32,303,224	(159,329)	2,662,626	(5,507,429)	5,343,745	(37,416,446)	30,718,734
Contract owners’ equity beginning of period	70,902,100	38,598,876	3,564,229	901,603	18,889,628	13,545,883	57,939,683	27,220,949

Contract owners’ equity end of period	$60,026,433	70,902,100	3,404,900	3,564,229	13,382,199	18,889,628	20,523,237	57,939,683

CHANGES IN UNITS:
Beginning units	5,452,403	3,209,353	307,780	85,450	1,398,391	1,094,121	2,877,413	1,703,817
Units purchased	2,745,262	2,900,617	254,240	254,884	465,516	478,215	898,785	2,132,537
Units redeemed	(1,224,809)	(657,567)	(80,959)	(32,554)	(232,154)	(173,945)	(1,594,885)	(958,941)

Ending units	6,972,856	5,452,403	481,061	307,780	1,631,753	1,398,391	2,181,313	2,877,413

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TIF2		TIF3		FTVFA2		FTVGI3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$72,550	50,631	2,424,086	591,786	61,007	-	1,644,726	414,754
Realized gain (loss) on investments	285,311	583,592	(462,609)	1,988,833	(222,094)	-	1,664,983	247,886
Change in unrealized gain (loss) on investments	(5,172,569)	267,413	(195,001,260)	13,541,621	(1,020,448)	-	(1,226,528)	2,350,963
Reinvested capital gains	791,782	497,111	30,093,721	8,774,230	82,293	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,022,926)	1,398,747	(162,946,062)	24,896,470	(1,099,242)	-	2,083,181	3,013,603

Equity transactions:
Purchase payments received from contract owners (note 3)	240	(45)	45,352,141	92,115,792	3,293,358	-	10,685,522	14,948,684
Transfers between funds	(1,010,456)	(794,699)	105,133,869	41,279,493	877,152	-	19,578,727	13,791,640
Redemptions (note 3)	(921,631)	(691,964)	(17,474,546)	(9,135,075)	(61,177)	-	(9,521,295)	(2,937,332)
Annuity benefits	(263)	(492)	(112)	-	-	-	(8,798)	(1,027)
Contract maintenance charges (note 2)	(596)	(664)	(737,024)	(181,635)	(64)	-	(8,568)	(2,501)
Contingent deferred sales charges (note 2)	(8,216)	(10,506)	(295,887)	(119,663)	(26)	-	(63,625)	(32,894)
Adjustments to maintain reserves	(215)	(173)	(1,162)	(3,185)	256	-	3,595	47

Net equity transactions	(1,941,137)	(1,498,543)	131,977,279	123,955,727	4,109,499	-	20,665,558	25,766,617

Net change in contract owners’ equity	(5,964,063)	(99,796)	(30,968,783)	148,852,197	3,010,257	-	22,748,739	28,780,220
Contract owners’ equity beginning of period	10,934,251	11,034,047	278,332,427	129,480,230	-	-	49,505,618	20,725,398

Contract owners’ equity end of period	$4,970,188	10,934,251	247,363,644	278,332,427	3,010,257	-	72,254,357	49,505,618

CHANGES IN UNITS:
Beginning units	462,809	531,179	16,511,364	8,716,921	-	-	4,159,217	1,905,578
Units purchased	-	2	11,702,008	9,858,507	579,634	-	4,652,546	3,029,384
Units redeemed	(104,196)	(68,372)	(3,107,113)	(2,064,064)	(122,746)	-	(3,014,367)	(775,745)

Ending units	358,613	462,809	25,106,259	16,511,364	456,888	-	5,797,396	4,159,217

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FTVIS2		FTVRD2		FTVSV2		JABS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$4,364,117	1,755,877	159,462	908,977	(288,440)	(640,922)	125,934	112,280
Realized gain (loss) on investments	(2,934,344)	925,152	376,867	5,371,438	(3,081,708)	2,722,686	308,033	667,846
Change in unrealized gain (loss) on investments	(43,482,423)	(2,969,736)	(31,168,994)	(13,232,060)	(29,546,354)	(10,194,969)	(3,702,766)	338,043
Reinvested capital gains	2,533,976	602,382	738,658	1,911,675	4,959,744	5,066,896	878,177	-

Net increase (decrease) in contract owners’ equity resulting from operations	(39,518,674)	313,675	(29,894,007)	(5,039,970)	(27,956,758)	(3,046,309)	(2,390,622)	1,118,169

Equity transactions:
Purchase payments received from contract owners (note 3)	20,534,987	60,359,911	841,265	1,515,716	6,614,969	13,328,207	92,722	944,500
Transfers between funds	(3,303,357)	16,101,939	(9,232,143)	(13,460,323)	10,769,000	(4,905,520)	524,745	59,092
Redemptions (note 3)	(14,126,080)	(9,092,430)	(7,905,203)	(9,724,106)	(6,034,552)	(4,733,429)	(1,356,200)	(1,621,227)
Annuity benefits	(20,210)	(1,664)	(6,273)	-	(7,064)	(7,707)	-	-
Contract maintenance charges (note 2)	(13,345)	(7,056)	(10,764)	(11,823)	(16,944)	(7,032)	(1,174)	(1,103)
Contingent deferred sales charges (note 2)	(66,637)	(45,423)	(147,926)	(173,592)	(65,128)	(74,562)	(24,357)	(13,382)
Adjustments to maintain reserves	(1,253)	(2,108)	(1,279)	(2,577)	(574)	(1,304)	(252)	(329)

Net equity transactions	3,004,105	67,313,169	(16,462,323)	(21,856,705)	11,259,707	3,598,653	(764,516)	(632,449)

Net change in contract owners’ equity	(36,514,569)	67,626,844	(46,356,330)	(26,896,675)	(16,697,051)	552,344	(3,155,138)	485,720
Contract owners’ equity beginning of period	120,378,140	52,751,296	115,583,625	142,480,300	68,699,772	68,147,428	13,784,481	13,298,761

Contract owners’ equity end of period	$83,863,571	120,378,140	69,227,295	115,583,625	52,002,721	68,699,772	10,629,343	13,784,481

CHANGES IN UNITS:
Beginning units	10,613,089	4,753,427	7,191,142	8,485,936	3,336,527	3,184,805	908,896	946,961
Units purchased	3,826,878	8,902,568	317,559	432,490	2,181,594	1,214,966	156,392	162,416
Units redeemed	(3,773,231)	(3,042,906)	(1,502,746)	(1,727,284)	(1,670,665)	(1,063,244)	(216,739)	(200,481)

Ending units	10,666,736	10,613,089	6,005,955	7,191,142	3,847,456	3,336,527	848,549	908,896

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JACAS		JAGTS		JAGTS2		JARLCS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(1,202,245)	(557,024)	(33,407)	(38,698)	(52,967)	(51,839)	(44,748)	(34,949)
Realized gain (loss) on investments	5,447,413	3,764,608	38,484	191,855	128,343	339,669	(306,315)	1,291
Change in unrealized gain (loss) on investments	(52,133,402)	10,754,973	(1,494,358)	529,683	(2,559,215)	662,657	(2,186,695)	158,956
Reinvested capital gains	-	-	-	-	-	-	315,293	36,765

Net increase (decrease) in contract owners’ equity resulting from operations	(47,888,234)	13,962,557	(1,489,281)	682,840	(2,483,839)	950,487	(2,222,465)	162,063

Equity transactions:
Purchase payments received from contract owners (note 3)	20,346,851	9,223,467	27	14,664	365,224	425,897	599,323	1,107,810
Transfers between funds	29,860,354	18,248,615	(102,694)	(210,318)	(135,789)	260,877	67,925	804,100
Redemptions (note 3)	(10,166,360)	(6,682,388)	(298,831)	(779,204)	(688,250)	(877,884)	(352,383)	(436,812)
Annuity benefits	(700)	-	(2,111)	(3,601)	-	-	-	-
Contract maintenance charges (note 2)	(34,096)	(16,647)	(2,238)	(2,894)	(2,457)	(2,838)	(3,940)	(1,150)
Contingent deferred sales charges (note 2)	(71,277)	(34,003)	(993)	(1,793)	(7,011)	(7,614)	(4,733)	(2,672)
Adjustments to maintain reserves	1,719	(748)	(42)	192	(61)	(105)	(335)	(88)

Net equity transactions	39,936,491	20,738,296	(406,882)	(982,954)	(468,344)	(201,667)	305,857	1,471,188

Net change in contract owners’ equity	(7,951,743)	34,700,853	(1,896,163)	(300,114)	(2,952,183)	748,820	(1,916,608)	1,633,251
Contract owners’ equity beginning of period	70,732,848	36,031,995	3,601,007	3,901,121	5,684,417	4,935,597	5,521,409	3,888,158

Contract owners’ equity end of period	$62,781,105	70,732,848	1,704,844	3,601,007	2,732,234	5,684,417	3,604,801	5,521,409

CHANGES IN UNITS:
Beginning units	4,763,489	3,715,916	733,774	957,855	394,297	411,359	321,741	237,661
Units purchased	5,477,446	2,704,592	11	11	89,588	126,431	116,016	156,119
Units redeemed	(3,481,914)	(1,657,019)	(105,346)	(224,092)	(141,691)	(143,493)	(104,073)	(72,039)

Ending units	6,759,021	4,763,489	628,439	733,774	342,194	394,297	333,684	321,741

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JAIGS		JAIGS2		JPMCVP		AMTB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$158,819	(156,708)	2,413,896	(1,624,324)	(18,465)	(73,909)	11,643,554	4,970,246
Realized gain (loss) on investments	1,200,673	2,057,006	888,368	17,415,838	(282,010)	1,183,682	(6,916,343)	(51,493)
Change in unrealized gain (loss) on investments	(11,032,905)	1,953,928	(164,883,295)	20,757,709	(4,220,454)	(1,501,526)	(69,873,829)	4,373,193
Reinvested capital gains	1,749,821	-	29,018,198	-	757,541	751,956	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,923,592)	3,854,226	(132,562,833)	36,549,223	(3,763,388)	360,203	(65,146,618)	9,291,946

Equity transactions:
Purchase payments received from contract owners (note 3)	16	680	26,061,804	47,534,341	2,388	506	46,151,488	109,786,029
Transfers between funds	(569,698)	(699,357)	25,621,230	12,721,092	(1,897,401)	(2,912,693)	(16,349,739)	103,535,867
Redemptions (note 3)	(1,825,649)	(2,609,197)	(18,399,288)	(15,310,850)	(1,524,694)	(2,876,707)	(32,682,793)	(22,142,382)
Annuity benefits	-	-	(9,306)	(2,576)	-	-	(109,799)	(107,624)
Contract maintenance charges (note 2)	(5,719)	(6,647)	(248,258)	(63,339)	(3,944)	(5,913)	(820,871)	(276,139)
Contingent deferred sales charges (note 2)	(5,216)	(8,581)	(158,807)	(111,548)	(3,168)	(7,222)	(403,006)	(157,552)
Adjustments to maintain reserves	(159)	(205)	(1,829)	(1,366)	(107)	1,852	(501)	(3,531)

Net equity transactions	(2,406,425)	(3,323,307)	32,865,546	44,765,754	(3,426,926)	(5,800,177)	(4,215,221)	190,634,668

Net change in contract owners’ equity	(10,330,017)	530,919	(99,697,287)	81,314,977	(7,190,314)	(5,439,974)	(69,361,839)	199,926,614
Contract owners’ equity beginning of period	16,732,189	16,201,270	213,023,938	131,708,961	13,355,230	18,795,204	425,289,341	225,362,727

Contract owners’ equity end of period	$6,402,172	16,732,189	113,326,651	213,023,938	6,164,916	13,355,230	355,927,502	425,289,341

CHANGES IN UNITS:
Beginning units	879,729	1,090,672	7,719,861	6,010,855	934,069	1,328,877	38,220,042	19,400,879
Units purchased	2	-	4,890,572	5,553,636	3	194	11,189,513	22,942,764
Units redeemed	(168,548)	(210,943)	(3,808,428)	(3,844,630)	(279,772)	(395,002)	(11,252,893)	(4,123,601)

Ending units	711,183	879,729	8,802,005	7,719,861	654,300	934,069	38,156,662	38,220,042

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MIGSC		MVFSC		VFLG2		VFLV2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(239,834)	(371,681)	(489,019)	(686,069)	(9,189)	(11,477)	(2,425)	(6,292)
Realized gain (loss) on investments	296,205	873,208	(859,714)	3,943,426	(14,031)	10,523	(35,752)	15,420
Change in unrealized gain (loss) on investments	(8,713,387)	1,587,059	(36,555,708)	(741,302)	(415,411)	2,807	(612,992)	(71,080)
Reinvested capital gains	884,134	-	3,527,887	1,109,528	-	78,019	-	57,469

Net increase (decrease) in contract owners’ equity resulting from operations	(7,772,882)	2,088,586	(34,376,554)	3,625,583	(438,631)	79,872	(651,169)	(4,483)

Equity transactions:
Purchase payments received from contract owners (note 3)	235,657	288,059	17,889,714	20,068,045	17,061	28,060	35,992	103,164
Transfers between funds	(1,661,844)	(1,704,916)	7,683,235	6,096,628	3,759	(5,919)	30,223	91,259
Redemptions (note 3)	(1,760,534)	(1,866,683)	(7,284,229)	(4,958,785)	(70,267)	(28,878)	(114,095)	(26,857)
Annuity benefits	-	-	(1,856)	(1,291)	-	-	-	-
Contract maintenance charges (note 2)	(1,548)	(1,738)	(39,200)	(6,065)	(158)	(187)	(371)	(288)
Contingent deferred sales charges (note 2)	(26,310)	(25,278)	(71,790)	(50,946)	(273)	(588)	(1,047)	(423)
Adjustments to maintain reserves	(358)	(837)	(612)	(841)	(66)	21	66	(204)

Net equity transactions	(3,214,937)	(3,311,393)	18,175,262	21,146,745	(49,944)	(7,491)	(49,232)	166,651

Net change in contract owners’ equity	(10,987,819)	(1,222,807)	(16,201,292)	24,772,328	(488,575)	72,381	(700,401)	162,168
Contract owners’ equity beginning of period	22,610,416	23,833,223	87,883,194	63,110,866	1,130,341	1,057,960	1,613,063	1,450,895

Contract owners’ equity end of period	$11,622,597	22,610,416	71,681,902	87,883,194	641,766	1,130,341	912,662	1,613,063

CHANGES IN UNITS:
Beginning units	1,427,758	1,642,788	4,556,477	3,466,377	90,603	91,381	111,241	100,046
Units purchased	45,321	60,622	2,760,441	2,935,129	7,443	4,516	11,553	16,943
Units redeemed	(288,236)	(275,652)	(1,694,000)	(1,845,029)	(12,268)	(5,294)	(17,220)	(5,748)

Ending units	1,184,843	1,427,758	5,622,918	4,556,477	85,778	90,603	105,574	111,241

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MBVAG2		MBVCG2		VFMG2		GVAAA2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(3,103)	(534)	1,513	1,243	(11,264)	47,018	8,527,925	3,667,513
Realized gain (loss) on investments	(9,530)	7,299	(455)	70	(146,529)	62,305	(8,426)	81,539
Change in unrealized gain (loss) on investments	(153,303)	(5,275)	(45,297)	264	(2,529,186)	63,901	(230,496,031)	(962,937)
Reinvested capital gains	27,030	18,885	5,733	1,824	375,196	259,167	7,726,101	144,817

Net increase (decrease) in contract owners’ equity resulting from operations	(138,906)	20,375	(38,506)	3,401	(2,311,783)	432,391	(214,250,431)	2,930,932

Equity transactions:
Purchase payments received from contract owners (note 3)	600	57,179	-	1,113	34,646	340,254	248,396,163	266,728,417
Transfers between funds	(111,280)	34,450	145,955	-	(263,545)	(178,749)	145,373,791	66,508,920
Redemptions (note 3)	(13,080)	(12,074)	(507)	(526)	(735,098)	(764,758)	(28,276,708)	(10,237,381)
Annuity benefits	-	-	-	-	-	-	(2,955)	(2,035)
Contract maintenance charges (note 2)	(67)	-	(11)	(19)	(2,056)	(2,247)	(2,105,668)	(589,069)
Contingent deferred sales charges (note 2)	-	-	(3)	(3)	(4,877)	(23,509)	(323,689)	(79,110)
Adjustments to maintain reserves	(21)	(17)	(4)	(4)	(109)	496	(262)	(2,654)

Net equity transactions	(123,848)	79,538	145,430	561	(971,039)	(628,513)	363,060,672	322,327,088

Net change in contract owners’ equity	(262,754)	99,913	106,924	3,962	(3,282,822)	(196,122)	148,810,241	325,258,020
Contract owners’ equity beginning of period	429,215	329,302	92,000	88,038	8,384,121	8,580,243	460,786,908	135,528,888

Contract owners’ equity end of period	$166,461	429,215	198,924	92,000	5,101,299	8,384,121	609,597,149	460,786,908

CHANGES IN UNITS:
Beginning units	33,329	27,147	8,194	8,142	651,956	703,592	42,263,897	12,975,664
Units purchased	1,612	7,132	15,171	102	12,294	38,890	46,307,079	32,535,961
Units redeemed	(12,811)	(950)	(859)	(50)	(96,337)	(90,526)	(7,409,892)	(3,247,728)

Ending units	22,130	33,329	22,506	8,194	567,913	651,956	81,161,084	42,263,897

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVABD2		GVAGG2		GVAGR2		GVAGI2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$12,623,639	5,187,817	873,431	624,057	749,332	(715,974)	2,488,825	548,501
Realized gain (loss) on investments	(1,107,239)	57,966	(541,185)	492,123	(463,206)	4,030,744	-	(628,019)
Change in unrealized gain (loss) on investments	(42,404,672)	(4,637,429)	(34,038,519)	2,859,178	(80,329,880)	3,605,787	(92,277,536)	(2,943,263)
Reinvested capital gains	198,457	-	2,196,350	-	7,748,903	25,869	65,984	-

Net increase (decrease) in contract owners’ equity resulting from operations	(30,689,815)	608,354	(31,509,923)	3,975,358	(72,294,851)	6,946,426	(89,722,727)	(3,022,781)

Equity transactions:
Purchase payments received from contract owners (note 3)	90,238,362	46,979,002	15,712,870	24,279,156	36,392,316	52,710,282	88,885,170	33,402,993
Transfers between funds	130,224,709	68,646,459	9,682,475	15,983,159	18,006,009	24,488,614	154,504,897	49,870,276
Redemptions (note 3)	(13,369,608)	(3,533,620)	(7,761,292)	(2,538,830)	(10,219,568)	(4,743,918)	(7,859,811)	(377,505)
Annuity benefits	-	-	-	-	-	-	(883)	-
Contract maintenance charges (note 2)	(227,954)	(3,343)	(37,970)	(4,074)	(149,137)	(43,164)	(150,540)	(496)
Contingent deferred sales charges (note 2)	(186,091)	(18,253)	(63,605)	(15,938)	(117,815)	(47,470)	(117,963)	(211)
Adjustments to maintain reserves	(808)	(441)	2,971	(1,737)	1,661	(2,658)	(9,261)	(300)

Net equity transactions	206,678,610	112,069,804	17,535,449	37,701,736	43,913,466	72,361,686	235,251,609	82,894,757

Net change in contract owners’ equity	175,988,795	112,678,158	(13,974,474)	41,677,094	(28,381,385)	79,308,112	145,528,882	79,871,976
Contract owners’ equity beginning of period	130,936,805	18,258,647	64,844,710	23,167,616	127,268,601	47,960,489	79,871,976	-

Contract owners’ equity end of period	$306,925,600	130,936,805	50,870,236	64,844,710	98,887,216	127,268,601	225,400,858	79,871,976

CHANGES IN UNITS:
Beginning units	12,421,457	1,749,769	5,365,947	2,159,481	11,269,769	4,677,116	8,176,408	-
Units purchased	26,107,114	11,754,421	3,688,385	4,223,047	7,670,142	7,934,364	32,655,573	8,444,895
Units redeemed	(5,495,584)	(1,082,733)	(2,084,507)	(1,016,581)	(2,984,876)	(1,341,711)	(2,793,446)	(268,487)

Ending units	33,032,987	12,421,457	6,969,825	5,365,947	15,955,035	11,269,769	38,038,535	8,176,408

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCRA2		NVCRB2		NVCCA2		NVCCN2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$21,171	-	547,993	-	487,875	-	293,229	-
Realized gain (loss) on investments	(184,138)	-	-	-	(88,603)	-	(289,119)	-
Change in unrealized gain (loss) on investments	(1,248,138)	-	(16,020,501)	-	(23,141,646)	-	(1,666,421)	-
Reinvested capital gains	85,124	-	661,128	-	1,022,826	-	78,376	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,325,981)	-	(14,811,380)	-	(21,719,548)	-	(1,583,935)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	3,246,074	-	43,186,562	-	59,959,588	-	21,912,130	-
Transfers between funds	2,643,727	-	113,901,917	-	72,716,703	-	28,618,092	-
Redemptions (note 3)	(196,801)	-	(791,634)	-	(771,468)	-	(1,590,700)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(215)	-	(7,564)	-	(23,260)	-	(22,818)	-
Contingent deferred sales charges (note 2)	(251)	-	(7,000)	-	(7,518)	-	(68,260)	-
Adjustments to maintain reserves	(36)	-	(158)	-	(122)	-	(13)	-

Net equity transactions	5,692,498	-	156,282,123	-	131,873,923	-	48,848,431	-

Net change in contract owners’ equity	4,366,517	-	141,470,743	-	110,154,375	-	47,264,496	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$4,366,517	-	141,470,743	-	110,154,375	-	47,264,496	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	760,717	-	18,770,628	-	15,894,579	-	6,246,078	-
Units redeemed	(72,623)	-	(806,014)	-	(540,626)	-	(1,019,822)	-

Ending units	688,094	-	17,964,614	-	15,353,953	-	5,226,256	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCMD2		NVCMA2		NVCMC2		NVCBD1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$507,024	-	462,115	-	208,427	-	6,138	-
Realized gain (loss) on investments	-	-	(562,543)	-	(291,914)	-	(6,692)	-
Change in unrealized gain (loss) on investments	(16,954,710)	-	(22,848,558)	-	(3,292,285)	-	4,272	-
Reinvested capital gains	670,143	-	1,049,798	-	114,676	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(15,777,543)	-	(21,899,188)	-	(3,261,096)	-	3,718	-

Equity transactions:
Purchase payments received from contract owners (note 3)	85,686,807	-	100,023,474	-	28,008,430	-	7,945	-
Transfers between funds	36,370,815	-	19,845,537	-	16,824,730	-	466,944	-
Redemptions (note 3)	(1,439,755)	-	(2,281,490)	-	(2,030,164)	-	(54,751)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(11,237)	-	(19,445)	-	(4,212)	-	(47)	-
Contingent deferred sales charges (note 2)	(6,617)	-	(7,934)	-	(13,163)	-	-	-
Adjustments to maintain reserves	(162)	-	(161)	-	(92)	-	6	-

Net equity transactions	120,599,851	-	117,559,981	-	42,785,529	-	420,097	-

Net change in contract owners’ equity	104,822,308	-	95,660,793	-	39,524,433	-	423,815	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$104,822,308	-	95,660,793	-	39,524,433	-	423,815	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	14,697,180	-	15,187,849	-	5,484,014	-	68,502	-
Units redeemed	(794,061)	-	(1,161,753)	-	(706,525)	-	(25,511)	-

Ending units	13,903,119	-	14,026,096	-	4,777,489	-	42,991	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCBD2		HIBF		HIBF3		GEM

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$34,746	-	931,082	1,010,583	2,715,104	2,335,716	(1,798)	(8,576)
Realized gain (loss) on investments	(4,359)	-	(830,001)	(163,556)	(3,097,300)	(55,399)	88,957	230,018
Change in unrealized gain (loss) on investments	(6,570)	-	(3,973,615)	(549,973)	(10,412,486)	(1,864,058)	(1,048,078)	109,023
Reinvested capital gains	-	-	-	-	-	-	205,161	136,510

Net increase (decrease) in contract owners’ equity resulting from operations	23,817	-	(3,872,534)	297,054	(10,794,682)	416,259	(755,758)	466,975

Equity transactions:
Purchase payments received from contract owners (note 3)	792,318	-	80	1,355	3,843,612	7,898,196	2,018	60,297
Transfers between funds	2,035,592	-	(1,683,295)	(2,339,827)	1,215,930	4,122,373	(55,727)	(71,273)
Redemptions (note 3)	(103,187)	-	(1,755,261)	(1,539,774)	(4,842,559)	(2,200,434)	(104,842)	(269,912)
Annuity benefits	-	-	(178)	(277)	(6,990)	-	(5,717)	(12,903)
Contract maintenance charges (note 2)	(559)	-	(1,536)	(1,679)	(3,836)	(2,483)	(451)	(552)
Contingent deferred sales charges (note 2)	(75)	-	(26,780)	(20,390)	(50,361)	(32,824)	(189)	(620)
Adjustments to maintain reserves	(59)	-	(260)	(444)	(434)	(697)	1,703	1,361

Net equity transactions	2,724,030	-	(3,467,230)	(3,901,036)	155,362	9,784,131	(163,205)	(293,602)

Net change in contract owners’ equity	2,747,847	-	(7,339,764)	(3,603,982)	(10,639,320)	10,200,390	(918,963)	173,373
Contract owners’ equity beginning of period	-	-	15,865,684	19,469,666	40,885,129	30,684,739	1,406,108	1,232,735

Contract owners’ equity end of period	$2,747,847	-	8,525,920	15,865,684	30,245,809	40,885,129	487,145	1,406,108

CHANGES IN UNITS:
Beginning units	-	-	1,099,805	1,370,433	3,534,655	2,697,783	40,673	52,896
Units purchased	314,418	-	-	5,462	2,594,510	2,482,164	71	201
Units redeemed	(34,500)	-	(266,093)	(276,090)	(2,440,926)	(1,645,292)	(7,165)	(12,424)

Ending units	279,918	-	833,712	1,099,805	3,688,239	3,534,655	33,579	40,673

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GEM2		GEM3		GEM6		GVGU2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(28,909)	(66,937)	(137,206)	(473,171)	(424,820)	(740,940)	7,613	5,499
Realized gain (loss) on investments	214,525	659,796	3,931,627	6,291,024	(721,388)	6,208,311	11,283	98,285
Change in unrealized gain (loss) on investments	(4,449,186)	943,399	(63,187,446)	12,912,275	(70,764,600)	13,723,638	(305,200)	(113,730)
Reinvested capital gains	894,114	668,182	12,320,324	7,732,403	14,918,890	7,529,370	7,334	178,906

Net increase (decrease) in contract owners’ equity resulting from operations	(3,369,456)	2,204,440	(47,072,701)	26,462,531	(56,991,918)	26,720,379	(278,970)	168,960

Equity transactions:
Purchase payments received from contract owners (note 3)	54	-	2,806,420	3,499,854	9,510,638	19,247,840	-	-
Transfers between funds	(1,063,063)	(765,070)	(14,653,649)	18,153,033	(21,822,485)	12,260,157	(130,877)	(201,340)
Redemptions (note 3)	(408,302)	(658,447)	(9,031,132)	(12,087,175)	(7,803,509)	(6,823,152)	(137,571)	(68,033)
Annuity benefits	-	-	(4,511)	(3,408)	(9,080)	(9,942)	-	-
Contract maintenance charges (note 2)	(764)	(828)	(26,943)	(26,260)	(8,056)	(6,233)	(71)	(78)
Contingent deferred sales charges (note 2)	(9,133)	(23,372)	(28,596)	(29,811)	(129,210)	(113,025)	(432)	(423)
Adjustments to maintain reserves	(292)	(313)	(20,234)	10,927	(12,871)	(1,928)	(115)	(49)

Net equity transactions	(1,481,500)	(1,448,030)	(20,958,645)	9,517,160	(20,274,573)	24,553,717	(269,066)	(269,923)

Net change in contract owners’ equity	(4,850,956)	756,410	(68,031,346)	35,979,691	(77,266,491)	51,274,096	(548,036)	(100,963)
Contract owners’ equity beginning of period	6,651,015	5,894,605	96,175,648	60,195,957	109,663,693	58,389,597	952,362	1,053,325

Contract owners’ equity end of period	$1,800,059	6,651,015	28,144,302	96,175,648	32,397,202	109,663,693	404,326	952,362

CHANGES IN UNITS:
Beginning units	134,775	171,105	2,599,261	2,337,802	3,749,821	2,839,512	35,923	46,958
Units purchased	-	115	600,333	1,434,676	1,328,948	2,488,841	-	3,949
Units redeemed	(46,573)	(36,445)	(1,372,251)	(1,173,217)	(2,397,324)	(1,578,532)	(12,805)	(14,984)

Ending units	88,202	134,775	1,827,343	2,599,261	2,681,445	3,749,821	23,118	35,923

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVGU		GIG		GIG3		NVIE6

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$130,651	137,889	88	(1,122)	(18,605)	(311,541)	12,967	-
Realized gain (loss) on investments	(1,145,758)	1,238,324	3,733	20,647	621,425	1,966,640	(674,758)	-
Change in unrealized gain (loss) on investments	(2,502,951)	(1,592,250)	(73,028)	(2,047)	(20,554,644)	3,044,701	(1,379,023)	-
Reinvested capital gains	93,739	2,383,457	14,111	10,021	4,015,655	2,755,597	555,554	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,424,319)	2,167,420	(55,096)	27,499	(15,936,169)	7,455,397	(1,485,260)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	234,481	466,216	-	-	960,920	1,512,013	1,048,409	-
Transfers between funds	(2,473,042)	(1,783,306)	-	(12,151)	(4,070,673)	5,917,106	3,757,297	-
Redemptions (note 3)	(1,786,383)	(1,788,226)	(6,410)	(25,147)	(3,965,983)	(4,519,361)	(535,352)	-
Annuity benefits	(577)	(1,754)	-	-	(7,650)	(8,290)	-	-
Contract maintenance charges (note 2)	(2,993)	(3,530)	(68)	(101)	(9,177)	(9,378)	(476)	-
Contingent deferred sales charges (note 2)	(6,173)	(3,392)	(26)	(157)	(10,881)	(10,056)	(3,296)	-
Adjustments to maintain reserves	(2,813)	1,807	(47)	18	191	(13,871)	(58)	-

Net equity transactions	(4,037,500)	(3,112,185)	(6,551)	(37,538)	(7,103,253)	2,868,163	4,266,524	-

Net change in contract owners’ equity	(7,461,819)	(944,765)	(61,647)	(10,039)	(23,039,422)	10,323,560	2,781,264	-
Contract owners’ equity beginning of period	12,628,240	13,573,005	123,047	133,086	37,867,142	27,543,582	-	-

Contract owners’ equity end of period	$5,166,421	12,628,240	61,400	123,047	14,827,720	37,867,142	2,781,264	-

CHANGES IN UNITS:
Beginning units	549,810	703,436	7,935	10,735	1,528,618	1,396,070	-	-
Units purchased	155,805	273,487	-	-	261,187	687,368	804,829	-
Units redeemed	(365,239)	(427,113)	(498)	(2,800)	(665,899)	(554,820)	(294,198)	-

Ending units	340,376	549,810	7,437	7,935	1,123,906	1,528,618	510,631	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GEF3		GVGF2		GVGFS		GBF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(31,043)	(74,842)	2,170	20,907	22,436	61,257	17,419,780	14,090,873
Realized gain (loss) on investments	(182,098)	1,356,451	(82,202)	32,424	(1,027,206)	4,009	(5,766,811)	(859,478)
Change in unrealized gain (loss) on investments	(3,463,851)	57,833	(528,767)	(302,621)	(809,971)	(596,623)	27,289,008	13,514,655
Reinvested capital gains	899,110	-	-	212,457	-	474,162	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,777,882)	1,339,442	(608,799)	(36,833)	(1,814,741)	(57,195)	38,941,977	26,746,050

Equity transactions:
Purchase payments received from contract owners (note 3)	190,960	421,962	-	44	102,633	107,372	62,701,970	124,293,484
Transfers between funds	(1,191,214)	323,784	(88,300)	(302,658)	1,071,229	(554,925)	104,224,844	108,590,023
Redemptions (note 3)	(1,016,808)	(1,033,090)	(67,375)	(131,525)	(368,193)	(719,184)	(73,321,377)	(43,562,145)
Annuity benefits	-	-	-	-	-	-	(28,423)	(26,813)
Contract maintenance charges (note 2)	(1,832)	(2,265)	(128)	(149)	(963)	(1,092)	(1,215,104)	(343,875)
Contingent deferred sales charges (note 2)	(4,490)	(1,533)	(1,480)	(1,997)	(634)	(1,013)	(692,113)	(262,267)
Adjustments to maintain reserves	(77)	(108)	(18)	(143)	(90)	(29)	9,817	(7,719)

Net equity transactions	(2,023,461)	(291,250)	(157,301)	(436,428)	803,982	(1,168,871)	91,679,614	188,680,688

Net change in contract owners’ equity	(4,801,343)	1,048,192	(766,100)	(473,261)	(1,010,759)	(1,226,066)	130,621,591	215,426,738
Contract owners’ equity beginning of period	7,550,213	6,502,021	1,389,160	1,862,421	3,068,547	4,294,613	579,745,968	364,319,230

Contract owners’ equity end of period	$2,748,870	7,550,213	623,060	1,389,160	2,057,788	3,068,547	710,367,559	579,745,968

CHANGES IN UNITS:
Beginning units	376,901	384,266	65,660	85,448	168,520	230,182	42,800,012	24,042,781
Units purchased	55,737	295,806	-	-	169,198	61,052	24,461,705	25,971,953
Units redeemed	(182,885)	(303,171)	(9,940)	(19,788)	(124,949)	(122,714)	(16,111,421)	(7,214,722)

Ending units	249,753	376,901	55,720	65,660	212,769	168,520	51,150,296	42,800,012

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	CAF		GVGH2		GVGHS		GVGH6

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(484,811)	(720,469)	(23,817)	(33,066)	(60,173)	(84,697)	(247,810)	(208,479)
Realized gain (loss) on investments	1,530,565	3,213,954	(18,289)	23,821	(449,322)	140,223	(1,313,775)	176,991
Change in unrealized gain (loss) on investments	(23,224,436)	7,713,002	(622,134)	204,176	(2,027,689)	533,110	(6,408,550)	1,234,473
Reinvested capital gains	-	-	132,482	43,771	509,267	130,535	1,634,517	276,420

Net increase (decrease) in contract owners’ equity resulting from operations	(22,178,682)	10,206,487	(531,758)	238,702	(2,027,917)	719,171	(6,335,618)	1,479,405

Equity transactions:
Purchase payments received from contract owners (note 3)	1,708,798	2,493,393	-	13	265,986	390,423	1,792,888	3,339,511
Transfers between funds	(2,681,188)	(1,510,182)	(157,411)	(234,858)	342,680	(246,944)	6,210,066	(937,951)
Redemptions (note 3)	(7,534,551)	(10,725,115)	(145,569)	(119,327)	(916,430)	(950,334)	(1,603,825)	(863,715)
Annuity benefits	(19,292)	(19,641)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(44,511)	(51,685)	(259)	(256)	(2,522)	(2,577)	(1,404)	(1,241)
Contingent deferred sales charges (note 2)	(24,109)	(35,579)	(1,966)	(1,610)	(4,497)	(2,651)	(24,512)	(13,890)
Adjustments to maintain reserves	3,401	(2,032)	(130)	(127)	(93)	(125)	(283)	(545)

Net equity transactions	(8,591,452)	(9,850,841)	(305,335)	(356,165)	(314,876)	(812,208)	6,372,930	1,522,169

Net change in contract owners’ equity	(30,770,134)	355,646	(837,093)	(117,463)	(2,342,793)	(93,037)	37,312	3,001,574
Contract owners’ equity beginning of period	61,866,057	61,510,411	2,178,340	2,295,803	6,861,700	6,954,737	15,179,536	12,177,962

Contract owners’ equity end of period	$31,095,923	61,866,057	1,341,247	2,178,340	4,518,907	6,861,700	15,216,848	15,179,536

CHANGES IN UNITS:
Beginning units	3,094,521	3,637,231	124,698	146,024	476,539	539,659	1,289,936	1,150,570
Units purchased	161,267	262,271	-	-	258,162	147,991	1,611,370	563,371
Units redeemed	(687,778)	(804,981)	(20,265)	(21,326)	(309,276)	(211,111)	(1,136,911)	(424,005)

Ending units	2,568,010	3,094,521	104,433	124,698	425,425	476,539	1,764,395	1,289,936

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVIX8		GVIDA		GVIDC		GVIDM

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$26,204	(4,382)	527,177	(300,250)	3,227,836	2,768,464	20,354,527	17,763,656
Realized gain (loss) on investments	(472,078)	244,480	1,799,691	9,413,679	(809,758)	290,929	2,749,896	3,473,107
Change in unrealized gain (loss) on investments	(4,570,675)	(115,393)	(300,876,772)	(5,955,926)	(19,003,897)	(1,139,808)	(756,815,995)	14,706,275
Reinvested capital gains	12,607	14,888	81,756,834	19,109,348	3,249,361	3,373,408	176,276,488	31,622,176

Net increase (decrease) in contract owners’ equity resulting from operations	(5,003,942)	139,593	(216,793,070)	22,266,851	(13,336,458)	5,292,993	(557,435,084)	67,565,214

Equity transactions:
Purchase payments received from contract owners (note 3)	2,071,638	3,403,536	11,265,451	19,066,259	35,256,794	25,798,627	181,168,496	248,870,226
Transfers between funds	(1,262,371)	4,815,936	(1,389,851)	18,863,373	49,392,147	2,751,499	70,769,721	271,715,717
Redemptions (note 3)	(893,035)	(475,331)	(47,108,261)	(38,397,320)	(31,747,845)	(14,114,454)	(176,289,322)	(120,538,406)
Annuity benefits	-	-	(5,864)	(31)	(9,017)	(18,883)	(16,430)	(3,811)
Contract maintenance charges (note 2)	(6,013)	(536)	(77,819)	(74,778)	(279,020)	(89,786)	(2,095,467)	(1,083,086)
Contingent deferred sales charges (note 2)	(4,589)	(4,602)	(646,844)	(920,361)	(437,246)	(213,682)	(3,179,421)	(2,348,554)
Adjustments to maintain reserves	(303)	(187)	(4,625)	1,582	(613)	5,604	(3,603)	(28,725)

Net equity transactions	(94,673)	7,738,816	(37,967,813)	(1,461,276)	52,175,200	14,118,925	70,353,974	396,583,361

Net change in contract owners’ equity	(5,098,615)	7,878,409	(254,760,883)	20,805,575	38,838,742	19,411,918	(487,081,110)	464,148,575
Contract owners’ equity beginning of period	11,613,924	3,735,515	595,422,765	574,617,190	155,351,567	135,939,649	2,213,119,510	1,748,970,935

Contract owners’ equity end of period	$6,515,309	11,613,924	340,661,882	595,422,765	194,190,309	155,351,567	1,726,038,400	2,213,119,510

CHANGES IN UNITS:
Beginning units	994,418	344,723	31,376,425	31,476,825	12,824,884	11,627,252	145,018,915	119,084,540
Units purchased	516,219	935,713	2,166,636	3,510,307	10,611,071	4,727,545	27,292,458	40,127,613
Units redeemed	(514,614)	(286,018)	(4,566,911)	(3,610,707)	(6,113,620)	(3,529,913)	(22,467,023)	(14,193,238)

Ending units	996,023	994,418	28,976,150	31,376,425	17,322,335	12,824,884	149,844,350	145,018,915

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVDMA		GVDMC		BF		NVLCP2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$11,373,537	8,312,081	7,163,665	6,287,640	43,358	30,006	20,373	-
Realized gain (loss) on investments	5,248,200	5,114,434	(2,303,693)	2,057,306	(155,553)	159,006	(9,090)	-
Change in unrealized gain (loss) on investments	(757,715,705)	16,619,247	(123,547,592)	(4,024,461)	(1,136,182)	(178,937)	16,174	-
Reinvested capital gains	160,150,500	31,508,133	26,949,413	11,304,928	340,160	100,860	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(580,943,468)	61,553,895	(91,738,207)	15,625,413	(908,217)	110,935	27,457	-

Equity transactions:
Purchase payments received from contract owners (note 3)	173,375,309	274,585,188	61,809,695	62,457,136	508,008	493,852	577,870	-
Transfers between funds	(2,417,980)	96,424,641	59,643,269	112,766,052	(191,551)	(41,897)	1,628,979	-
Redemptions (note 3)	(124,241,518)	(86,883,614)	(54,352,009)	(31,817,589)	(469,649)	(694,426)	(34,044)	-
Annuity benefits	(41,224)	(48,287)	(72,696)	(9,173)	-	-	-	-
Contract maintenance charges (note 2)	(2,658,313)	(1,381,069)	(492,590)	(226,982)	(2,549)	(2,483)	(179)	-
Contingent deferred sales charges (note 2)	(2,591,429)	(1,535,234)	(836,910)	(424,987)	(6,627)	(2,903)	(883)	-
Adjustments to maintain reserves	1,747	(23,493)	8,046	(7,885)	(28)	(43)	17	-

Net equity transactions	41,426,592	281,138,132	65,706,805	142,736,572	(162,396)	(247,900)	2,171,760	-

Net change in contract owners’ equity	(539,516,876)	342,692,027	(26,031,402)	158,361,985	(1,070,613)	(136,965)	2,199,217	-
Contract owners’ equity beginning of period	1,754,341,369	1,411,649,342	505,207,682	346,845,697	3,289,279	3,426,244	-	-

Contract owners’ equity end of period	$1,214,824,493	1,754,341,369	479,176,280	505,207,682	2,218,666	3,289,279	2,199,217	-

CHANGES IN UNITS:
Beginning units	100,235,949	84,334,918	37,093,457	26,410,052	265,247	285,299	-	-
Units purchased	16,868,580	25,558,563	13,641,421	16,795,696	100,214	113,232	264,266	-
Units redeemed	(14,407,336)	(9,657,532)	(8,522,390)	(6,112,291)	(121,957)	(133,284)	(40,153)	-

Ending units	102,697,193	100,235,949	42,212,488	37,093,457	243,504	265,247	224,113	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SGRF		SGRF2		MCIF		SAM

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(123,059)	(205,390)	(2,479,111)	(3,820,149)	(196,383)	(120,080)	3,396,402	17,439,080
Realized gain (loss) on investments	(85,726)	1,607,797	(18,926,375)	2,702,736	1,187,109	10,586,973	-	-
Change in unrealized gain (loss) on investments	(5,035,578)	(208,038)	(29,421,175)	10,592,206	(51,644,636)	(6,362,000)	-	-
Reinvested capital gains	-	-	-	-	6,693,594	3,813,927	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,244,363)	1,194,369	(50,826,661)	9,474,793	(43,960,316)	7,918,820	3,396,402	17,439,080

Equity transactions:
Purchase payments received from contract owners (note 3)	612,424	961,319	27,669,502	102,689,359	7,581,291	11,119,708	1,430,358,609	1,927,937,796
Transfers between funds	(2,909,573)	(1,870,588)	(238,033,667)	59,352,089	(3,937,868)	(10,528,835)	(901,317,576)	(1,483,193,903)
Redemptions (note 3)	(1,243,542)	(2,396,109)	(7,438,982)	(8,282,778)	(13,432,112)	(19,055,066)	(369,678,377)	(274,130,109)
Annuity benefits	(2,902)	(3,801)	-	-	(6,544)	(8,283)	(117,752)	(101,802)
Contract maintenance charges (note 2)	(4,717)	(6,220)	(246,501)	(233,269)	(38,051)	(33,264)	(281,792)	(211,126)
Contingent deferred sales charges (note 2)	(9,344)	(9,485)	(157,220)	(132,054)	(102,645)	(106,253)	(2,116,021)	(984,114)
Adjustments to maintain reserves	285	(88)	(768)	(3,208)	(8,130)	(693)	29,626	5,591

Net equity transactions	(3,557,369)	(3,324,972)	(218,207,636)	153,390,139	(9,944,059)	(18,612,686)	156,876,717	169,322,333

Net change in contract owners’ equity	(8,801,732)	(2,130,603)	(269,034,297)	162,864,932	(53,904,375)	(10,693,866)	160,273,119	186,761,413
Contract owners’ equity beginning of period	13,866,657	15,997,260	287,785,579	124,920,647	121,837,883	132,531,749	641,214,847	454,453,434

Contract owners’ equity end of period	$5,064,925	13,866,657	18,751,282	287,785,579	67,933,508	121,837,883	801,487,966	641,214,847

CHANGES IN UNITS:
Beginning units	2,013,233	2,500,190	16,359,805	7,591,461	6,776,727	7,922,124	46,091,872	30,582,760
Units purchased	336,292	678,750	4,189,570	10,894,843	1,871,331	1,954,355	213,942,367	259,380,061
Units redeemed	(968,742)	(1,165,707)	(18,543,078)	(2,126,499)	(2,682,590)	(3,099,752)	(201,147,785)	(243,870,949)

Ending units	1,380,783	2,013,233	2,006,297	16,359,805	5,965,468	6,776,727	58,886,454	46,091,872

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMIG3		NVMIG6		GVDIV2		GVDIV3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(10,162)	-	(2,147,134)	-	990	3,695	68,195	217,814
Realized gain (loss) on investments	(93,110)	-	(3,263,169)	-	1,690	140,680	(1,013,137)	1,821,724
Change in unrealized gain (loss) on investments	(655,732)	-	(98,969,541)	-	(1,294,257)	(292,064)	(11,226,552)	(3,464,042)
Reinvested capital gains	-	-	-	-	252,332	189,645	2,344,677	2,051,680

Net increase (decrease) in contract owners’ equity resulting from operations	(759,004)	-	(104,379,844)	-	(1,039,245)	41,956	(9,826,817)	627,176

Equity transactions:
Purchase payments received from contract owners (note 3)	79,857	-	3,075,087	-	-	(35)	879,493	1,407,754
Transfers between funds	2,295,639	-	312,984,584	-	(292,353)	(303,123)	(4,327,626)	(2,274,443)
Redemptions (note 3)	(172,747)	-	(7,259,908)	-	(86,340)	(218,730)	(3,148,934)	(4,850,327)
Annuity benefits	-	-	(109)	-	-	-	-	(363)
Contract maintenance charges (note 2)	(582)	-	(501,462)	-	(169)	(226)	(6,726)	(9,064)
Contingent deferred sales charges (note 2)	(771)	-	(137,315)	-	(1,487)	(2,885)	(10,611)	(10,423)
Adjustments to maintain reserves	(26)	-	(511)	-	(45)	(182)	509	(8,106)

Net equity transactions	2,201,370	-	308,160,366	-	(380,394)	(525,181)	(6,613,895)	(5,744,972)

Net change in contract owners’ equity	1,442,366	-	203,780,522	-	(1,419,639)	(483,225)	(16,440,712)	(5,117,796)
Contract owners’ equity beginning of period	-	-	-	-	2,483,741	2,966,966	25,890,831	31,008,627

Contract owners’ equity end of period	$1,442,366	-	203,780,522	-	1,064,102	2,483,741	9,450,119	25,890,831

CHANGES IN UNITS:
Beginning units	-	-	-	-	114,548	138,583	1,163,407	1,414,407
Units purchased	284,810	-	35,617,350	-	-	3	99,236	247,721
Units redeemed	(47,827)	-	(1,944,787)	-	(21,317)	(24,038)	(460,661)	(498,721)

Ending units	236,983	-	33,672,563	-	93,231	114,548	801,982	1,163,407

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVDIV6		NVMLG1		NVMLG2		NVMLV2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(227,518)	599,089	(17)	-	(1,418)	-	970	-
Realized gain (loss) on investments	(3,524,196)	790,553	(3,419)	-	(25,339)	-	(15,992)	-
Change in unrealized gain (loss) on investments	(123,480,526)	(17,532,969)	(1,802)	-	(73,273)	-	(470,794)	-
Reinvested capital gains	25,226,921	14,181,881	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(102,005,319)	(1,961,446)	(5,238)	-	(100,030)	-	(485,816)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	22,048,620	95,812,453	6,402	-	642,606	-	2,614,895	-
Transfers between funds	(62,323,275)	59,608,515	38,487	-	328,367	-	1,304,010	-
Redemptions (note 3)	(11,602,213)	(9,480,830)	(244)	-	(397,261)	-	(51,743)	-
Annuity benefits	(50)	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(378,836)	(204,996)	(5)	-	(34,781)	-	(1,795)	-
Contingent deferred sales charges (note 2)	(168,618)	(136,430)	(18)	-	(6,797)	-	(113)	-
Adjustments to maintain reserves	(1,122)	(3,660)	(7,896)	-	199,076	-	(4)	-

Net equity transactions	(52,425,494)	145,595,052	36,726	-	731,210	-	3,865,250	-

Net change in contract owners’ equity	(154,430,813)	143,633,606	31,488	-	631,180	-	3,379,434	-
Contract owners’ equity beginning of period	274,210,858	130,577,252	-	-	-	-	-	-

Contract owners’ equity end of period	$119,780,045	274,210,858	31,488	-	631,180	-	3,379,434	-

CHANGES IN UNITS:
Beginning units	17,958,586	8,623,100	-	-	-	-	-	-
Units purchased	5,189,283	11,586,232	8,950	-	119,739	-	560,274	-
Units redeemed	(8,230,490)	(2,250,746)	(3,962)	-	(19,360)	-	(21,656)	-

Ending units	14,917,379	17,958,586	4,988	-	100,379	-	538,618	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMMG1		NVMMG2		NVMMV2		SCGF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(4,409)	-	(908,477)	-	(199,894)	-	(100,242)	(149,026)
Realized gain (loss) on investments	(109,822)	-	(1,317,448)	-	(2,224,745)	-	(273,768)	714,173
Change in unrealized gain (loss) on investments	(207,378)	-	(45,609,068)	-	(68,247,877)	-	(4,480,517)	259,737
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(321,609)	-	(47,834,993)	-	(70,672,516)	-	(4,854,527)	824,884

Equity transactions:
Purchase payments received from contract owners (note 3)	21,417	-	1,767,510	-	2,741,504	-	617,494	785,795
Transfers between funds	877,821	-	132,040,874	-	243,858,343	-	(372,164)	(513,823)
Redemptions (note 3)	(56,205)	-	(2,660,483)	-	(6,184,704)	-	(1,243,052)	(2,118,746)
Annuity benefits	-	-	(54)	-	(98)	-	(1,951)	(2,732)
Contract maintenance charges (note 2)	(170)	-	(157,062)	-	(417,361)	-	(4,510)	(5,562)
Contingent deferred sales charges (note 2)	(162)	-	(51,527)	-	(116,420)	-	(8,750)	(9,435)
Adjustments to maintain reserves	(5,516)	-	(186,150)	-	(554)	-	(22)	(189)

Net equity transactions	837,185	-	130,753,108	-	239,880,710	-	(1,012,955)	(1,864,692)

Net change in contract owners’ equity	515,576	-	82,918,115	-	169,208,194	-	(5,867,482)	(1,039,808)
Contract owners’ equity beginning of period	-	-	-	-	-	-	10,866,809	11,906,617

Contract owners’ equity end of period	$515,576	-	82,918,115	-	169,208,194	-	4,999,327	10,866,809

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	1,333,156	1,582,686
Units purchased	121,649	-	14,178,502	-	27,273,886	-	314,278	385,823
Units redeemed	(38,818)	-	(793,522)	-	(1,933,958)	-	(487,775)	(635,353)

Ending units	82,831	-	13,384,980	-	25,339,928	-	1,159,659	1,333,156

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SCGF2		SCVF		SCVF2		SCF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(288,642)	(275,339)	(127,762)	(249,459)	(142,734)	(228,137)	(628,394)	(2,257,206)
Realized gain (loss) on investments	(3,277,649)	515,457	(4,646,271)	6,211,516	(3,340,844)	398,855	2,600,156	11,357,868
Change in unrealized gain (loss) on investments	(7,898,515)	383,434	(15,763,686)	(23,099,324)	(5,751,018)	(7,289,825)	(80,834,655)	(29,995,311)
Reinvested capital gains	-	-	-	10,842,772	-	4,369,559	24,186,634	23,765,705

Net increase (decrease) in contract owners’ equity resulting from operations	(11,464,806)	623,552	(20,537,719)	(6,294,495)	(9,234,596)	(2,749,548)	(54,676,259)	2,871,056

Equity transactions:
Purchase payments received from contract owners (note 3)	2,099,517	3,471,673	2,222,401	3,352,758	1,907,884	3,891,494	4,043,063	5,226,577
Transfers between funds	(7,287,769)	9,979,648	(7,480,926)	(12,943,919)	(1,943,708)	(12,492,212)	(9,284,263)	(9,313,114)
Redemptions (note 3)	(1,315,039)	(1,390,650)	(9,590,975)	(17,568,430)	(2,723,480)	(2,589,311)	(19,098,257)	(31,720,529)
Annuity benefits	-	-	(12,634)	(17,008)	(168)	(285)	(20,131)	(29,247)
Contract maintenance charges (note 2)	(3,704)	(1,526)	(28,224)	(37,544)	(6,642)	(4,462)	(58,417)	(74,394)
Contingent deferred sales charges (note 2)	(18,475)	(32,856)	(40,587)	(37,712)	(52,541)	(35,332)	(49,015)	(64,920)
Adjustments to maintain reserves	(275)	(489)	8,369	(1,118)	(528)	(994)	1,309	(2,510)

Net equity transactions	(6,525,745)	12,025,800	(14,922,576)	(27,252,973)	(2,819,183)	(11,231,102)	(24,465,711)	(35,978,137)

Net change in contract owners’ equity	(17,990,551)	12,649,352	(35,460,295)	(33,547,468)	(12,053,779)	(13,980,650)	(79,141,970)	(33,107,081)
Contract owners’ equity beginning of period	26,997,038	14,347,686	72,161,428	105,708,896	29,124,890	43,105,540	156,240,530	189,347,611

Contract owners’ equity end of period	$9,006,487	26,997,038	36,701,133	72,161,428	17,071,111	29,124,890	77,098,560	156,240,530

CHANGES IN UNITS:
Beginning units	1,534,096	874,697	3,462,637	4,662,412	1,429,150	1,931,451	4,226,617	5,162,695
Units purchased	692,193	936,985	279,906	308,114	399,346	322,328	245,726	305,540
Units redeemed	(1,257,650)	(277,586)	(1,113,220)	(1,507,889)	(573,898)	(824,629)	(1,053,489)	(1,241,618)

Ending units	968,639	1,534,096	2,629,323	3,462,637	1,254,598	1,429,150	3,418,854	4,226,617

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SCF2		TRF		TRF2		GVUSL

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(875,646)	(1,510,106)	141,218	(963,231)	(2,154,051)	(2,629,959)	(27,951)	(19,609)
Realized gain (loss) on investments	(4,588,442)	1,222,201	(5,868,022)	9,542,893	(6,988,911)	1,615,094	(569,854)	27,507
Change in unrealized gain (loss) on investments	(54,288,868)	(13,256,004)	(142,301,333)	(2,088,130)	(259,873,044)	(885,898)	(2,627,709)	(374,270)
Reinvested capital gains	18,955,245	12,722,927	35,459,862	15,101,664	65,856,346	13,993,209	-	1,026,221

Net increase (decrease) in contract owners’ equity resulting from operations	(40,797,711)	(820,982)	(112,568,275)	21,593,196	(203,159,660)	12,092,446	(3,225,514)	659,849

Equity transactions:
Purchase payments received from contract owners (note 3)	12,024,898	26,826,849	4,918,810	6,712,260	44,578,887	145,240,668	279,142	565,138
Transfers between funds	(1,699,612)	(16,165,263)	(8,741,990)	(9,746,211)	55,656,769	73,622,766	105,123	350,014
Redemptions (note 3)	(7,154,280)	(4,726,654)	(36,610,286)	(55,635,722)	(19,908,808)	(10,877,472)	(958,807)	(1,215,152)
Annuity benefits	(5,436)	-	(113,249)	(144,650)	(188)	-	(2,667)	(5,649)
Contract maintenance charges (note 2)	(100,187)	(33,136)	(160,726)	(189,588)	(1,044,804)	(352,952)	(1,831)	(2,035)
Contingent deferred sales charges (note 2)	(113,785)	(63,487)	(66,796)	(97,129)	(411,934)	(168,812)	(2,538)	(2,608)
Adjustments to maintain reserves	(733)	(2,063)	(14,164)	17,140	(879)	(4,519)	(101)	823

Net equity transactions	2,950,865	5,836,246	(40,788,401)	(59,083,900)	78,869,043	207,459,679	(581,679)	(309,469)

Net change in contract owners’ equity	(37,846,846)	5,015,264	(153,356,676)	(37,490,704)	(124,290,617)	219,552,125	(3,807,193)	350,380
Contract owners’ equity beginning of period	99,556,181	94,540,917	293,444,091	330,934,795	404,959,033	185,406,908	6,662,259	6,311,879

Contract owners’ equity end of period	$61,709,335	99,556,181	140,087,415	293,444,091	280,668,416	404,959,033	2,855,066	6,662,259

CHANGES IN UNITS:
Beginning units	4,806,056	4,583,575	4,753,992	5,881,078	23,169,599	11,257,455	397,523	416,108
Units purchased	1,339,837	2,241,927	117,311	125,165	7,811,740	13,921,285	107,066	218,435
Units redeemed	(1,230,251)	(2,019,446)	(1,035,213)	(1,252,251)	(2,935,177)	(2,009,141)	(159,709)	(237,020)

Ending units	4,915,642	4,806,056	3,836,090	4,753,992	28,046,162	23,169,599	344,880	397,523

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVNMO1		NVNMO2		NVNSR1		NVNSR2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(313)	-	(6,195)	-	(4,633)	-	(1,387,743)	-
Realized gain (loss) on investments	(12,474)	-	(137,486)	-	(72,125)	-	(3,913,076)	-
Change in unrealized gain (loss) on investments	(13,303)	-	(289,189)	-	(817,778)	-	(133,824,294)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(26,090)	-	(432,870)	-	(894,536)	-	(139,125,113)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	920	-	714,662	-	75,494	-	3,630,688	-
Transfers between funds	94,850	-	566,947	-	2,547,964	-	397,446,743	-
Redemptions (note 3)	(4,353)	-	(5,382)	-	(159,988)	-	(7,704,356)	-
Annuity benefits	-	-	-	-	-	-	(194)	-
Contract maintenance charges (note 2)	(10)	-	(3)	-	(553)	-	(491,316)	-
Contingent deferred sales charges (note 2)	-	-	(66)	-	(889)	-	(146,603)	-
Adjustments to maintain reserves	(8)	-	34	-	(39)	-	10,849	-

Net equity transactions	91,399	-	1,276,192	-	2,461,989	-	392,745,811	-

Net change in contract owners’ equity	65,309	-	843,322	-	1,567,453	-	253,620,698	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$65,309	-	843,322	-	1,567,453	-	253,620,698	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	16,482	-	227,026	-	295,913	-	43,850,216	-
Units redeemed	(3,768)	-	(61,413)	-	(39,964)	-	(2,289,246)	-

Ending units	12,714	-	165,613	-	255,949	-	41,560,970	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVSTB2		GGTC		GGTC2		GGTC3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$107,005	-	(2,897)	(5,002)	(14,563)	(22,191)	(54,115)	(77,920)
Realized gain (loss) on investments	(6,169)	-	4,755	37,888	(13,335)	18,515	(686,461)	724,880
Change in unrealized gain (loss) on investments	(152,105)	-	(184,347)	30,123	(774,070)	250,553	(2,582,469)	277,144
Reinvested capital gains	-	-	31,306	-	141,073	-	574,822	-

Net increase (decrease) in contract owners’ equity resulting from operations	(51,269)	-	(151,183)	63,009	(660,895)	246,877	(2,748,223)	924,104

Equity transactions:
Purchase payments received from contract owners (note 3)	4,983,930	-	-	-	809	20	247,281	368,603
Transfers between funds	11,559,450	-	(5,879)	(20,302)	(185,303)	(97,752)	(790,842)	(503,429)
Redemptions (note 3)	(509,049)	-	(52,997)	(132,970)	(95,808)	(52,936)	(490,237)	(696,479)
Annuity benefits	(5,464)	-	-	-	-	-	(1,304)	(1,647)
Contract maintenance charges (note 2)	(6,122)	-	(487)	(518)	(271)	(327)	(2,080)	(2,378)
Contingent deferred sales charges (note 2)	(17,594)	-	(46)	(14)	(1,001)	(1,685)	(4,445)	(3,310)
Adjustments to maintain reserves	24	-	(37)	(29)	(45)	(106)	343	18

Net equity transactions	16,005,175	-	(59,446)	(153,833)	(281,619)	(152,786)	(1,041,284)	(838,622)

Net change in contract owners’ equity	15,953,906	-	(210,629)	(90,824)	(942,514)	94,091	(3,789,507)	85,482
Contract owners’ equity beginning of period	-	-	346,234	437,058	1,535,827	1,441,736	6,193,756	6,108,274

Contract owners’ equity end of period	$15,953,906	-	135,605	346,234	593,313	1,535,827	2,404,249	6,193,756

CHANGES IN UNITS:
Beginning units	-	-	89,808	134,349	77,916	86,480	430,126	503,432
Units purchased	1,837,099	-	-	-	-	-	191,566	222,107
Units redeemed	(218,817)	-	(20,488)	(44,541)	(18,427)	(8,564)	(293,176)	(295,413)

Ending units	1,618,282	-	69,320	89,808	59,489	77,916	328,516	430,126

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GGTC6		GVUG2		GVUGL		EIF2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(147,037)	(167,062)	(311,336)	(349,562)	(71,465)	(82,972)	(127,895)	(732,968)
Realized gain (loss) on investments	(1,237,458)	428,250	(1,122,555)	419,715	(737,233)	235,796	(40,346,197)	5,742,329
Change in unrealized gain (loss) on investments	(6,238,541)	1,111,471	(12,259,077)	3,756,289	(2,929,553)	1,033,629	(38,696,150)	(35,248,122)
Reinvested capital gains	1,280,684	-	3,863,225	-	1,066,610	-	1,829,623	14,670,431

Net increase (decrease) in contract owners’ equity resulting from operations	(6,342,352)	1,372,659	(9,829,743)	3,826,442	(2,671,641)	1,186,453	(77,340,619)	(15,568,330)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,056,718	3,586,587	1,499,037	2,044,389	243,721	278,221	25,035,928	114,555,929
Transfers between funds	(5,042,206)	4,774,646	(269,587)	(898,114)	462,688	(442,438)	(166,120,494)	26,777,495
Redemptions (note 3)	(945,279)	(776,526)	(1,765,627)	(1,482,144)	(1,121,741)	(1,852,875)	(10,822,473)	(12,815,993)
Annuity benefits	-	-	-	-	(628)	(711)	(6,504)	(308)
Contract maintenance charges (note 2)	(881)	(785)	(3,924)	(2,046)	(2,124)	(2,250)	(333,824)	(250,731)
Contingent deferred sales charges (note 2)	(19,629)	(12,947)	(41,705)	(32,689)	(2,681)	(4,411)	(207,660)	(198,301)
Adjustments to maintain reserves	(264)	(344)	(268)	(760)	77	(46)	(1,635)	(4,511)

Net equity transactions	(4,951,541)	7,570,631	(582,074)	(371,364)	(420,688)	(2,024,510)	(152,456,662)	128,063,580

Net change in contract owners’ equity	(11,293,893)	8,943,290	(10,411,817)	3,455,078	(3,092,329)	(838,057)	(229,797,281)	112,495,250
Contract owners’ equity beginning of period	15,963,363	7,020,073	23,231,890	19,776,812	5,902,742	6,740,799	315,766,285	203,271,035

Contract owners’ equity end of period	$4,669,470	15,963,363	12,820,073	23,231,890	2,810,413	5,902,742	85,969,004	315,766,285

CHANGES IN UNITS:
Beginning units	1,169,229	606,445	1,094,930	1,117,672	329,074	454,175	18,188,564	11,215,121
Units purchased	364,731	997,186	328,528	300,117	178,685	110,256	3,161,290	10,726,354
Units redeemed	(856,677)	(434,402)	(375,906)	(322,859)	(237,528)	(235,357)	(13,339,318)	(3,752,911)

Ending units	677,283	1,169,229	1,047,552	1,094,930	270,231	329,074	8,010,536	18,188,564

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MSBF		NVRE1		NVRE2		AMTG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$3,352,870	1,552,915	20,598	-	37,683	-	(1,396,437)	(1,952,495)
Realized gain (loss) on investments	(2,469,376)	92,539	(99,705)	-	(145,295)	-	8,772,847	11,205,135
Change in unrealized gain (loss) on investments	(14,608,639)	121,056	(328,498)	-	(875,516)	-	(65,611,990)	18,662,353
Reinvested capital gains	1,473,787	2,979	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,251,358)	1,769,489	(407,605)	-	(983,128)	-	(58,235,580)	27,914,993

Equity transactions:
Purchase payments received from contract owners (note 3)	6,997,174	9,131,401	27,355	-	1,749,887	-	2,631,410	3,250,011
Transfers between funds	(2,814,864)	7,009,865	1,295,747	-	1,066,015	-	(5,390,896)	(4,559,259)
Redemptions (note 3)	(7,184,441)	(8,639,355)	(95,501)	-	(52,248)	-	(15,054,296)	(24,624,339)
Annuity benefits	(4,544)	(5,157)	-	-	-	-	(22,641)	(33,640)
Contract maintenance charges (note 2)	(35,639)	(8,767)	(86)	-	(40)	-	(67,876)	(80,342)
Contingent deferred sales charges (note 2)	(58,954)	(55,237)	(136)	-	(641)	-	(30,501)	(36,280)
Adjustments to maintain reserves	(418)	(825)	(23)	-	(82)	-	(1,321)	2,405

Net equity transactions	(3,101,686)	7,431,925	1,227,356	-	2,762,891	-	(17,936,121)	(26,081,444)

Net change in contract owners’ equity	(15,353,044)	9,201,414	819,751	-	1,779,763	-	(76,171,701)	1,833,549
Contract owners’ equity beginning of period	65,642,687	56,441,273	-	-	-	-	143,341,084	141,507,535

Contract owners’ equity end of period	$50,289,643	65,642,687	819,751	-	1,779,763	-	67,169,383	143,341,084

CHANGES IN UNITS:
Beginning units	5,127,598	4,491,128	-	-	-	-	2,896,657	3,507,840
Units purchased	2,260,043	2,007,823	229,503	-	406,534	-	97,490	196,503
Units redeemed	(2,498,806)	(1,371,353)	(83,019)	-	(87,365)	-	(582,777)	(807,686)

Ending units	4,888,835	5,127,598	146,484	-	319,169	-	2,411,370	2,896,657

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMGP		AMINS		AMMCGS		AMTP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(95,648)	(188,430)	(2,789,841)	893,348	(119,115)	(155,544)	(1,160,892)	(1,450,072)
Realized gain (loss) on investments	926,217	2,228,550	(39,714,244)	3,646,804	823,706	991,090	430,341	12,995,201
Change in unrealized gain (loss) on investments	(6,509,053)	(992,676)	4,414,284	(25,301,310)	(4,987,095)	884,746	(108,474,235)	(15,107,994)
Reinvested capital gains	441,400	-	1,035	16,952,840	-	-	21,625,094	18,552,371

Net increase (decrease) in contract owners’ equity resulting from operations	(5,237,084)	1,047,444	(38,088,766)	(3,808,318)	(4,282,504)	1,720,292	(87,579,692)	14,989,506

Equity transactions:
Purchase payments received from contract owners (note 3)	472,361	633,097	30,883,696	109,134,858	86,080	127,225	3,747,736	4,751,390
Transfers between funds	(650,151)	(1,183,810)	(271,128,744)	43,256,992	(1,071,305)	1,014,492	(6,713,471)	(9,222,420)
Redemptions (note 3)	(1,968,691)	(3,484,514)	(7,125,192)	(8,308,402)	(862,499)	(907,455)	(19,892,990)	(33,553,930)
Annuity benefits	(23)	(29)	(567)	(432)	-	-	(27,970)	(40,423)
Contract maintenance charges (note 2)	(7,321)	(8,410)	(299,202)	(270,924)	(966)	(1,101)	(64,786)	(77,144)
Contingent deferred sales charges (note 2)	(5,998)	(8,902)	(147,591)	(128,412)	(9,573)	(14,107)	(36,006)	(57,688)
Adjustments to maintain reserves	(94)	(127)	(23,716)	(157,119)	(111)	(628)	(4,762)	868

Net equity transactions	(2,159,917)	(4,052,695)	(247,841,316)	143,526,561	(1,858,374)	218,426	(22,992,249)	(38,199,347)

Net change in contract owners’ equity	(7,397,001)	(3,005,251)	(285,930,082)	139,718,243	(6,140,878)	1,938,718	(110,571,941)	(23,209,841)
Contract owners’ equity beginning of period	15,420,721	18,425,972	293,668,744	153,950,501	10,958,939	9,020,221	182,085,723	205,295,564

Contract owners’ equity end of period	$8,023,720	15,420,721	7,738,662	293,668,744	4,818,061	10,958,939	71,513,782	182,085,723

CHANGES IN UNITS:
Beginning units	1,105,261	1,399,614	20,563,376	10,936,799	507,184	502,810	4,821,251	5,867,088
Units purchased	103,249	146,835	4,427,649	13,048,694	44,307	143,330	296,845	292,792
Units redeemed	(280,347)	(441,188)	(23,965,733)	(3,422,117)	(151,272)	(138,956)	(1,087,050)	(1,338,629)

Ending units	928,163	1,105,261	1,025,292	20,563,376	400,219	507,184	4,031,046	4,821,251

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMRS		AMFAS		AMSRS		OVMS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(82,849)	(196,089)	(86,385)	(99,651)	(4,375,923)	(6,234,194)	1,526,556	1,681,503
Realized gain (loss) on investments	(575,132)	409,822	(211,104)	305,755	(950,599)	3,869,047	(5,275,870)	310,478
Change in unrealized gain (loss) on investments	(6,852,966)	(654,737)	(2,468,343)	(345,149)	(50,706,776)	14,801,627	(48,998,634)	(9,279,705)
Reinvested capital gains	27,332	427,951	187,423	47,921	2,713,949	1,439,364	6,658,903	10,773,436

Net increase (decrease) in contract owners’ equity resulting from operations	(7,483,615)	(13,053)	(2,578,409)	(91,124)	(53,319,349)	13,875,844	(46,089,045)	3,485,712

Equity transactions:
Purchase payments received from contract owners (note 3)	1,045,318	4,597,919	397,168	407,850	46,225,071	172,758,426	2,224,523	3,061,296
Transfers between funds	(1,088,053)	(4,982,275)	335,102	152,085	(454,123,273)	96,742,273	(6,680,025)	(3,005,472)
Redemptions (note 3)	(917,406)	(986,306)	(474,467)	(646,740)	(14,201,621)	(14,290,978)	(16,122,495)	(22,129,672)
Annuity benefits	-	-	-	-	(3,746)	(4,900)	(14,739)	(24,724)
Contract maintenance charges (note 2)	(7,274)	(1,114)	(984)	(629)	(535,421)	(417,935)	(46,481)	(54,842)
Contingent deferred sales charges (note 2)	(10,738)	(11,451)	(3,758)	(7,195)	(277,421)	(205,511)	(30,360)	(41,123)
Adjustments to maintain reserves	(335)	(689)	(283)	(320)	(14,130)	(3,988)	(162)	(114)

Net equity transactions	(978,488)	(1,383,916)	252,778	(94,949)	(422,930,541)	254,577,387	(20,669,739)	(22,194,651)

Net change in contract owners’ equity	(8,462,103)	(1,396,969)	(2,325,631)	(186,073)	(476,249,890)	268,453,231	(66,758,784)	(18,708,939)
Contract owners’ equity beginning of period	16,737,536	18,134,505	6,032,559	6,218,632	500,502,898	232,049,667	119,146,353	137,855,292

Contract owners’ equity end of period	$8,275,433	16,737,536	3,706,928	6,032,559	24,253,008	500,502,898	52,387,569	119,146,353

CHANGES IN UNITS:
Beginning units	1,309,013	1,440,361	392,938	399,331	29,683,131	14,567,602	3,793,326	4,523,880
Units purchased	448,561	770,522	183,533	148,639	5,126,351	18,326,427	105,577	154,382
Units redeemed	(541,555)	(901,870)	(170,101)	(155,032)	(32,417,442)	(3,210,898)	(926,743)	(884,936)

Ending units	1,216,019	1,309,013	406,370	392,938	2,392,040	29,683,131	2,972,160	3,793,326

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVCAFS		OVGR		OVB		OVGS3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(858,109)	(1,063,666)	(789,330)	(1,051,833)	2,874,069	4,270,510	225,138	14,013
Realized gain (loss) on investments	785,484	1,745,319	2,599,937	7,994,724	(2,817,013)	1,158,307	3,119,139	8,615,762
Change in unrealized gain (loss) on investments	(30,391,351)	6,879,777	(38,741,679)	4,577,013	(34,742,735)	(2,274,931)	(52,083,596)	(8,487,804)
Reinvested capital gains	-	-	-	-	-	-	5,983,984	5,921,773

Net increase (decrease) in contract owners’ equity resulting from operations	(30,463,976)	7,561,430	(36,931,072)	11,519,904	(34,685,679)	3,153,886	(42,755,335)	6,063,744

Equity transactions:
Purchase payments received from contract owners (note 3)	3,218,037	6,664,178	2,962,134	4,025,527	2,358,634	2,979,705	8,062,393	10,978,070
Transfers between funds	(3,581,330)	(4,884,743)	(4,256,541)	(7,198,506)	(6,919,838)	(437,324)	(7,797,458)	(4,254,366)
Redemptions (note 3)	(5,118,259)	(3,967,446)	(11,259,806)	(18,459,504)	(14,719,464)	(19,412,680)	(14,006,293)	(21,091,727)
Annuity benefits	-	-	(16,600)	(27,553)	(13,895)	(15,406)	(13,922)	(17,312)
Contract maintenance charges (note 2)	(9,871)	(7,312)	(43,748)	(53,097)	(37,593)	(42,756)	(35,584)	(41,927)
Contingent deferred sales charges (note 2)	(97,866)	(79,364)	(46,118)	(65,062)	(26,530)	(35,011)	(70,898)	(74,532)
Adjustments to maintain reserves	(523)	(1,617)	851	(468)	(16,532)	3,421	(6,525)	(2,232)

Net equity transactions	(5,589,812)	(2,276,304)	(12,659,828)	(21,778,663)	(19,375,218)	(16,960,051)	(13,868,287)	(14,504,026)

Net change in contract owners’ equity	(36,053,788)	5,285,126	(49,590,900)	(10,258,759)	(54,060,897)	(13,806,165)	(56,623,622)	(8,440,282)
Contract owners’ equity beginning of period	69,363,812	64,078,686	89,378,932	99,637,691	102,216,189	116,022,354	112,825,784	121,266,066

Contract owners’ equity end of period	$33,310,024	69,363,812	39,788,032	89,378,932	48,155,292	102,216,189	56,202,162	112,825,784

CHANGES IN UNITS:
Beginning units	3,981,882	4,129,863	4,805,480	6,037,158	4,466,808	5,265,751	4,898,499	5,524,646
Units purchased	593,773	677,935	309,176	374,836	210,261	336,055	626,175	901,762
Units redeemed	(999,034)	(825,916)	(1,137,207)	(1,606,514)	(1,203,753)	(1,134,998)	(1,390,212)	(1,527,909)

Ending units	3,576,621	3,981,882	3,977,449	4,805,480	3,473,316	4,466,808	4,134,462	4,898,499

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVGS4		OVGS		OVGSS		OVHI3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(176,251)	(409,508)	523,675	107,501	(19,690)	(64,097)	21,362	(3,811)
Realized gain (loss) on investments	(553,759)	2,279,459	14,571,089	33,187,135	205,519	843,896	(304,175)	(15,415)
Change in unrealized gain (loss) on investments	(45,533,159)	(2,392,817)	(119,409,989)	(32,914,580)	(8,774,045)	(858,575)	(388,706)	(5,799)
Reinvested capital gains	5,591,832	4,840,272	13,114,068	13,947,556	1,073,516	1,087,160	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(40,671,337)	4,317,406	(91,201,157)	14,327,612	(7,514,700)	1,008,384	(671,519)	(25,025)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,741,670	18,266,347	2,978	64,085	392	(15)	82,434	59,395
Transfers between funds	(8,941,891)	(5,839,186)	(12,042,430)	(12,276,553)	(2,102,702)	(1,192,815)	517,811	468,880
Redemptions (note 3)	(6,378,346)	(6,786,433)	(27,599,474)	(47,883,816)	(1,479,756)	(1,333,789)	(129,846)	(34,749)
Annuity benefits	-	-	(41,466)	(53,984)	-	-	-	-
Contract maintenance charges (note 2)	(10,104)	(9,984)	(82,306)	(101,227)	(1,498)	(1,787)	(230)	(68)
Contingent deferred sales charges (note 2)	(88,268)	(85,826)	(36,774)	(60,514)	(19,408)	(18,680)	(209)	(7)
Adjustments to maintain reserves	(507)	(1,945)	33,911	601	(343)	(466)	(14,104)	(23)

Net equity transactions	(9,677,446)	5,542,973	(39,765,561)	(60,311,408)	(3,603,315)	(2,547,552)	455,856	493,428

Net change in contract owners’ equity	(50,348,783)	9,860,379	(130,966,718)	(45,983,796)	(11,118,015)	(1,539,168)	(215,663)	468,403
Contract owners’ equity beginning of period	104,330,390	94,470,011	248,379,318	294,363,114	20,585,407	22,124,575	468,403	-

Contract owners’ equity end of period	$53,981,607	104,330,390	117,412,600	248,379,318	9,467,392	20,585,407	252,740	468,403

CHANGES IN UNITS:
Beginning units	6,661,852	6,304,392	5,756,123	7,165,665	862,593	967,988	48,923	-
Units purchased	850,439	1,602,889	4	78	-	479	180,064	123,135
Units redeemed	(1,649,122)	(1,245,429)	(1,150,144)	(1,409,620)	(186,643)	(105,874)	(102,308)	(74,212)

Ending units	5,863,169	6,661,852	4,605,983	5,756,123	675,950	862,593	126,679	48,923

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVHI4		OVHI		OVHIS		OVSC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$444,606	(73,737)	24,514	46,386	1,024,178	2,270,099	(31,327)	(39,661)
Realized gain (loss) on investments	(3,271,125)	(193,283)	(123,326)	15,202	(2,165,204)	(113,025)	(357,562)	115,913
Change in unrealized gain (loss) on investments	(6,889,235)	(138,069)	(193,406)	(53,334)	(14,303,261)	(2,341,567)	(1,543,450)	(399,329)
Reinvested capital gains	-	-	-	-	-	-	221,525	100,187

Net increase (decrease) in contract owners’ equity resulting from operations	(9,715,754)	(405,089)	(292,218)	8,254	(15,444,287)	(184,493)	(1,710,814)	(222,890)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,125,672	2,695,813	(12)	25,804	4,546	2,507,174	364,635	356,322
Transfers between funds	3,348,619	7,924,707	(54,310)	(313,066)	(4,372,402)	(17,858,509)	381,324	2,286,190
Redemptions (note 3)	(1,059,579)	(728,500)	(112,505)	(134,949)	(2,181,812)	(3,185,760)	(480,271)	(603,915)
Annuity benefits	-	-	-	-	(2,944)	(2,979)	(372)	(276)
Contract maintenance charges (note 2)	(916)	(240)	(117)	(230)	(2,031)	(2,910)	(1,617)	(1,113)
Contingent deferred sales charges (note 2)	(9,956)	(14,043)	(3)	(208)	(21,980)	(31,362)	(1,786)	(282)
Adjustments to maintain reserves	(1,667)	(128)	(30)	(28)	(712)	(812)	(46)	39

Net equity transactions	4,402,173	9,877,609	(166,977)	(422,677)	(6,577,335)	(18,575,158)	261,867	2,036,965

Net change in contract owners’ equity	(5,313,581)	9,472,520	(459,195)	(414,423)	(22,021,622)	(18,759,651)	(1,448,947)	1,814,075
Contract owners’ equity beginning of period	9,472,520	-	510,531	924,954	25,701,219	44,460,870	4,092,040	2,277,965

Contract owners’ equity end of period	$4,158,939	9,472,520	51,336	510,531	3,679,597	25,701,219	2,643,093	4,092,040

CHANGES IN UNITS:
Beginning units	991,751	-	49,246	87,967	1,877,575	3,180,409	418,752	227,665
Units purchased	2,688,244	1,766,260	-	91,604	7	666,017	239,302	348,899
Units redeemed	(1,609,756)	(774,509)	(25,722)	(130,325)	(603,240)	(1,968,851)	(217,197)	(157,812)

Ending units	2,070,239	991,751	23,524	49,246	1,274,342	1,877,575	440,857	418,752

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVSCS		OVGI		OVGIS		OVAG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(2,375,054)	(1,669,977)	49,367	(94,475)	(2,055,223)	(3,558,101)	(162,354)	(240,177)
Realized gain (loss) on investments	(6,421,937)	2,322,762	439,049	2,190,869	(4,650,030)	8,289,626	197,485	1,172,555
Change in unrealized gain (loss) on investments	(71,083,896)	(9,482,308)	(11,241,564)	(1,174,857)	(195,684,358)	(3,241,859)	(7,546,706)	7,421
Reinvested capital gains	9,799,136	2,837,156	1,372,064	-	24,059,956	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(70,081,751)	(5,992,367)	(9,381,084)	921,537	(178,329,655)	1,489,666	(7,511,575)	939,799

Equity transactions:
Purchase payments received from contract owners (note 3)	21,061,258	43,133,931	1,404,950	1,963,139	44,131,538	136,524,143	967,480	1,388,265
Transfers between funds	38,121,966	22,344,161	(1,354,116)	96,324	26,238,707	41,566,777	(928,902)	(1,907,552)
Redemptions (note 3)	(8,881,039)	(4,527,923)	(3,920,948)	(5,751,994)	(20,776,884)	(12,264,290)	(2,111,631)	(3,132,552)
Annuity benefits	(59)	-	(8,536)	(13,036)	(149)	-	-	-
Contract maintenance charges (note 2)	(379,953)	(83,951)	(12,837)	(14,617)	(900,873)	(311,701)	(10,809)	(13,679)
Contingent deferred sales charges (note 2)	(175,869)	(75,353)	(19,254)	(22,732)	(393,034)	(198,454)	(23,441)	(19,771)
Adjustments to maintain reserves	(1,041)	(2,197)	242	997	(1,071)	(5,081)	(97)	(142)

Net equity transactions	49,745,263	60,788,668	(3,910,499)	(3,741,919)	48,298,234	165,311,394	(2,107,400)	(3,685,431)

Net change in contract owners’ equity	(20,336,488)	54,796,301	(13,291,583)	(2,820,382)	(130,031,421)	166,801,060	(9,618,975)	(2,745,632)
Contract owners’ equity beginning of period	125,648,459	70,852,158	26,266,088	29,086,470	402,804,694	236,003,634	16,720,309	19,465,941

Contract owners’ equity end of period	$105,311,971	125,648,459	12,974,505	26,266,088	272,773,273	402,804,694	7,101,334	16,720,309

CHANGES IN UNITS:
Beginning units	6,050,092	3,305,000	2,487,109	2,841,846	24,014,369	14,409,505	2,576,050	3,147,364
Units purchased	5,302,603	3,945,305	279,986	553,940	7,491,233	13,464,733	316,968	325,096
Units redeemed	(3,015,352)	(1,200,213)	(744,488)	(908,677)	(4,500,024)	(3,859,869)	(716,694)	(896,410)

Ending units	8,337,343	6,050,092	2,022,607	2,487,109	27,005,578	24,014,369	2,176,324	2,576,050

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	PISVP1		PVGIB		PVTIGB		PVTVB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(3,653)	(4,220)	30,478	(23,689)	7,880	23,236	(29,047)	(42,282)
Realized gain (loss) on investments	(92,857)	(11,971)	(610,222)	196,292	12,316	125,163	(36,556)	172,829
Change in unrealized gain (loss) on investments	(490,494)	(385,889)	(2,900,852)	(1,946,049)	(833,657)	(244,489)	(756,377)	(42,275)
Reinvested capital gains	153,345	299,112	973,768	1,219,908	192,364	210,562	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(433,659)	(102,968)	(2,506,828)	(553,538)	(621,097)	114,472	(821,980)	88,272

Equity transactions:
Purchase payments received from contract owners (note 3)	266	25,508	58,637	78,232	-	-	34,791	15,004
Transfers between funds	(67,029)	(33,794)	(311,802)	(620,149)	(123,387)	(161,735)	(48,541)	(229,217)
Redemptions (note 3)	(27,061)	(56,766)	(676,400)	(760,481)	(55,007)	(184,528)	(243,758)	(356,133)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(56)	(96)	(977)	(1,016)	(137)	(157)	(367)	(376)
Contingent deferred sales charges (note 2)	-	-	(15,573)	(15,079)	(613)	(4,199)	(3,785)	(12,418)
Adjustments to maintain reserves	(10)	(1)	(142)	(322)	(139)	16	(137)	(266)

Net equity transactions	(93,890)	(65,149)	(946,257)	(1,318,815)	(179,283)	(350,603)	(261,797)	(583,406)

Net change in contract owners’ equity	(527,549)	(168,117)	(3,453,085)	(1,872,353)	(800,380)	(236,131)	(1,083,777)	(495,134)
Contract owners’ equity beginning of period	1,173,591	1,341,708	6,876,101	8,748,454	1,525,012	1,761,143	2,271,117	2,766,251

Contract owners’ equity end of period	$646,042	1,173,591	3,423,016	6,876,101	724,632	1,525,012	1,187,340	2,271,117

CHANGES IN UNITS:
Beginning units	117,897	124,148	468,881	551,603	71,037	87,538	168,443	213,216
Units purchased	782	6,820	36,053	16,334	-	3,847	10,344	27,232
Units redeemed	(12,946)	(13,071)	(117,846)	(99,056)	(9,857)	(20,348)	(36,603)	(72,005)

Ending units	105,733	117,897	387,088	468,881	61,180	71,037	142,184	168,443

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TRBCG2		TREI2		TRLT2		DSRG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(3,075,467)	(1,569,018)	470,585	(23,766)	884,495	378,387	(311,002)	(618,117)
Realized gain (loss) on investments	(1,341,937)	1,053,580	(1,046,707)	1,048,729	(28,663)	855	(6,076,910)	(4,934,921)
Change in unrealized gain (loss) on investments	(101,401,814)	9,175,145	(34,340,847)	(5,255,297)	(1,262,177)	241,676	(16,689,844)	10,518,224
Reinvested capital gains	-	-	2,107,353	4,427,360	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(105,819,218)	8,659,707	(32,809,616)	197,026	(406,345)	620,918	(23,077,756)	4,965,186

Equity transactions:
Purchase payments received from contract owners (note 3)	25,390,342	44,889,392	16,738,483	26,252,958	5,361,860	9,270,073	2,399,674	2,967,102
Transfers between funds	105,779,333	61,775,612	7,299,559	1,470,811	13,383,565	13,839,582	(2,989,401)	(4,928,781)
Redemptions (note 3)	(11,097,363)	(4,007,375)	(7,204,544)	(5,737,988)	(3,734,295)	(1,346,062)	(9,931,828)	(13,039,667)
Annuity benefits	(1,113)	-	(3,457)	(4,222)	-	-	(7,490)	(2,996)
Contract maintenance charges (note 2)	(488,777)	(86,315)	(35,967)	(5,633)	(51,706)	(1,500)	(52,268)	(60,604)
Contingent deferred sales charges (note 2)	(185,760)	(49,070)	(85,680)	(47,203)	(84,785)	(6,230)	(36,264)	(41,484)
Adjustments to maintain reserves	(885)	(1,604)	5,242	(1,162)	417	1,658	3,746	(2,861)

Net equity transactions	119,395,777	102,520,640	16,713,636	21,927,561	14,875,056	21,757,521	(10,613,831)	(15,109,291)

Net change in contract owners’ equity	13,576,559	111,180,347	(16,095,980)	22,124,587	14,468,711	22,378,439	(33,691,587)	(10,144,105)
Contract owners’ equity beginning of period	133,588,581	22,408,234	76,363,727	54,239,140	31,585,239	9,206,800	72,329,772	82,473,877

Contract owners’ equity end of period	$147,165,140	133,588,581	60,267,747	76,363,727	46,053,950	31,585,239	38,638,185	72,329,772

CHANGES IN UNITS:
Beginning units	10,055,319	1,860,568	6,128,523	4,412,317	2,984,605	897,335	2,887,153	3,504,269
Units purchased	12,281,690	9,459,193	3,457,161	3,579,944	2,850,776	2,462,859	123,980	140,091
Units redeemed	(2,663,603)	(1,264,442)	(1,862,608)	(1,863,738)	(1,474,432)	(375,589)	(630,537)	(757,207)

Ending units	19,673,406	10,055,319	7,723,076	6,128,523	4,360,949	2,984,605	2,380,596	2,887,153

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	VWBFR		VWBF		VWEMR		VWEM

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$614,508	353,900	1,343,185	1,058,302	(276,248)	(295,139)	(380,161)	(386,311)
Realized gain (loss) on investments	(42,948)	(195,683)	(371,189)	(457,001)	(6,921,436)	3,358,355	(92,397)	6,302,960
Change in unrealized gain (loss) on investments	(458,896)	502,780	(583,411)	957,901	(22,684,555)	1,029,821	(40,435,269)	(536,696)
Reinvested capital gains	-	-	-	-	11,631,611	4,720,791	15,223,007	7,864,824

Net increase (decrease) in contract owners’ equity resulting from operations	112,664	660,997	388,585	1,559,202	(18,250,628)	8,813,828	(25,684,820)	13,244,777

Equity transactions:
Purchase payments received from contract owners (note 3)	448,071	585,309	-	33	934,783	1,557,545	(109)	61,761
Transfers between funds	708,740	1,325,285	(1,281,269)	(789,366)	(7,027,224)	4,471,559	(2,457,480)	(3,266,318)
Redemptions (note 3)	(2,150,571)	(1,419,562)	(2,817,333)	(3,619,530)	(2,883,313)	(4,428,298)	(4,000,717)	(8,036,349)
Annuity benefits	(1,516)	-	(2,538)	(2,401)	(3,759)	(4,205)	(14,082)	(25,209)
Contract maintenance charges (note 2)	(2,594)	(1,885)	(8,944)	(9,360)	(6,659)	(8,265)	(13,922)	(17,603)
Contingent deferred sales charges (note 2)	(3,862)	(2,748)	(1,750)	(2,787)	(8,254)	(9,717)	(4,502)	(10,463)
Adjustments to maintain reserves	3,575	(67)	(2,298)	477	331	1,011	2,584	4,999

Net equity transactions	(998,157)	486,332	(4,114,132)	(4,422,934)	(8,994,095)	1,579,630	(6,488,228)	(11,289,182)

Net change in contract owners’ equity	(885,493)	1,147,329	(3,725,547)	(2,863,732)	(27,244,723)	10,393,458	(32,173,048)	1,955,595
Contract owners’ equity beginning of period	8,910,518	7,763,189	19,122,232	21,985,964	35,419,465	25,026,007	44,356,883	42,401,288

Contract owners’ equity end of period	$8,025,025	8,910,518	15,396,685	19,122,232	8,174,742	35,419,465	12,183,835	44,356,883

CHANGES IN UNITS:
Beginning units	731,903	690,934	889,847	1,107,173	1,152,258	1,106,434	1,599,935	2,079,717
Units purchased	498,428	316,826	-	-	278,549	822,360	59	-
Units redeemed	(587,917)	(275,857)	(186,622)	(217,326)	(666,891)	(776,536)	(335,936)	(479,782)

Ending units	642,414	731,903	703,225	889,847	763,916	1,152,258	1,264,058	1,599,935

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	VWHAR		VWHA		MSVFI		MSVF2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(416,429)	(480,374)	(500,253)	(638,683)	108,965	65,016	6,402,303	3,602,936
Realized gain (loss) on investments	287,404	3,935,670	5,962,740	6,186,747	(119,033)	17,379	(5,301,604)	(42,096)
Change in unrealized gain (loss) on investments	(27,898,131)	5,938,356	(37,368,416)	7,046,890	(437,219)	24,449	(36,033,941)	3,634,710
Reinvested capital gains	6,617,535	4,275,584	8,257,790	6,400,431	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(21,409,621)	13,669,236	(23,648,139)	18,995,385	(447,287)	106,844	(34,933,242)	7,195,550

Equity transactions:
Purchase payments received from contract owners (note 3)	1,483,188	1,673,206	(348)	(147)	244,265	245,605	32,437,863	90,733,170
Transfers between funds	1,123,860	2,203,387	(3,564,995)	(2,798,775)	312,810	2,222,183	(53,307,697)	83,043,132
Redemptions (note 3)	(5,905,125)	(5,183,512)	(6,382,193)	(6,481,955)	(663,809)	(432,077)	(14,800,091)	(7,534,522)
Annuity benefits	(2,101)	(2,020)	(10,577)	(9,427)	-	-	(157)	-
Contract maintenance charges (note 2)	(12,808)	(10,338)	(18,850)	(19,103)	(1,420)	(740)	(536,688)	(200,588)
Contingent deferred sales charges (note 2)	(7,187)	(9,290)	(3,372)	(4,895)	(2,703)	(196)	(254,674)	(106,087)
Adjustments to maintain reserves	(161)	(411)	8,518	3,363	(105)	(156)	(862)	(2,904)

Net equity transactions	(3,320,334)	(1,328,978)	(9,971,817)	(9,310,939)	(110,962)	2,034,619	(36,462,306)	165,932,201

Net change in contract owners’ equity	(24,729,955)	12,340,258	(33,619,956)	9,684,446	(558,249)	2,141,463	(71,395,548)	173,127,751
Contract owners’ equity beginning of period	46,070,345	33,730,087	58,405,783	48,721,337	3,557,887	1,416,424	286,272,488	113,144,737

Contract owners’ equity end of period	$21,340,390	46,070,345	24,785,827	58,405,783	2,999,638	3,557,887	214,876,940	286,272,488

CHANGES IN UNITS:
Beginning units	1,400,348	1,470,219	1,118,247	1,340,984	328,510	136,094	25,887,057	10,572,601
Units purchased	753,375	733,623	-	-	209,243	299,366	6,060,614	17,222,645
Units redeemed	(934,439)	(803,494)	(225,882)	(222,737)	(225,136)	(106,950)	(9,815,302)	(1,908,189)

Ending units	1,219,284	1,400,348	892,365	1,118,247	312,617	328,510	22,132,369	25,887,057

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MSEM		MSEMB		MSVRE		MSVREB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$335,121	490,613	95,545	128,297	2,027,730	(478,010)	890,316	(659,517)
Realized gain (loss) on investments	(302,007)	(110,214)	(89,035)	(39,384)	2,376,340	38,936,051	(10,999,719)	12,497,447
Change in unrealized gain (loss) on investments	(1,228,571)	(238,725)	(357,750)	(55,822)	(81,704,272)	(83,713,845)	(48,143,342)	(41,769,776)
Reinvested capital gains	238,029	256,821	70,024	69,222	36,706,467	15,636,180	27,428,028	9,597,092

Net increase (decrease) in contract owners’ equity resulting from operations	(957,428)	398,495	(281,216)	102,313	(40,593,735)	(29,619,624)	(30,824,717)	(20,334,754)

Equity transactions:
Purchase payments received from contract owners (note 3)	(253)	(13)	-	(65)	3,320,519	5,875,599	3,411,631	20,486,120
Transfers between funds	(670,164)	(1,085,960)	(135,747)	(231,100)	(8,237,395)	(42,565,173)	(3,947,039)	(27,023,886)
Redemptions (note 3)	(1,064,832)	(1,739,155)	(227,330)	(295,201)	(16,854,491)	(30,308,534)	(7,599,851)	(7,783,265)
Annuity benefits	-	-	-	-	(10,608)	(14,143)	(10,188)	(10,721)
Contract maintenance charges (note 2)	(3,433)	(4,305)	(266)	(261)	(45,151)	(68,065)	(10,148)	(11,149)
Contingent deferred sales charges (note 2)	(3,772)	(1,774)	(3,208)	(6,665)	(52,621)	(53,891)	(132,793)	(120,741)
Adjustments to maintain reserves	(16)	(24)	(112)	(176)	1,594	1,090	(717)	(1,037)

Net equity transactions	(1,742,470)	(2,831,231)	(366,663)	(533,468)	(21,878,153)	(67,133,117)	(8,289,105)	(14,464,679)

Net change in contract owners’ equity	(2,699,898)	(2,432,736)	(647,879)	(431,155)	(62,471,888)	(96,752,741)	(39,113,822)	(34,799,433)
Contract owners’ equity beginning of period	6,980,725	9,413,461	1,965,340	2,396,495	121,588,720	218,341,461	81,927,743	116,727,176

Contract owners’ equity end of period	$4,280,827	6,980,725	1,317,461	1,965,340	59,116,832	121,588,720	42,813,921	81,927,743

CHANGES IN UNITS:
Beginning units	351,451	498,158	113,859	145,536	2,592,043	3,810,701	3,568,905	4,145,461
Units purchased	-	-	-	4	342,609	397,450	1,176,390	1,492,789
Units redeemed	(94,560)	(146,707)	(22,828)	(31,681)	(878,625)	(1,616,108)	(1,684,282)	(2,069,345)

Ending units	256,891	351,451	91,031	113,859	2,056,027	2,592,043	3,061,013	3,568,905

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	VYDS		SVDF		WFVLCG		WFVMM

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(5,483)	(7,868)	(713,564)	(955,911)	(1,977)	(2,929)	253	535
Realized gain (loss) on investments	14,968	6,827	3,564,253	5,574,290	609	1,146	-	-
Change in unrealized gain (loss) on investments	(507,003)	189	(31,921,510)	8,715,338	(51,732)	8,869	-	-
Reinvested capital gains	127,929	82,411	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(369,589)	81,559	(29,070,821)	13,333,717	(53,100)	7,086	253	535

Equity transactions:
Purchase payments received from contract owners (note 3)	44,635	21,666	795,007	966,397	45	-	-	611,166
Transfers between funds	(41,110)	(1,786)	(1,750,799)	(2,103,615)	-	-	202,791	(535,087)
Redemptions (note 3)	(131,922)	(7,632)	(7,473,539)	(11,056,240)	(5,759)	(7,517)	(2,200)	(76,167)
Annuity benefits	-	-	(16,627)	(18,780)	-	-	-	-
Contract maintenance charges (note 2)	(175)	(189)	(27,318)	(31,618)	(35)	(43)	(30)	(30)
Contingent deferred sales charges (note 2)	-	(266)	(10,655)	(10,297)	(168)	(348)	-	-
Adjustments to maintain reserves	-	(11)	(6,920)	(1,381)	(17)	(21)	45	113

Net equity transactions	(128,572)	11,782	(8,490,851)	(12,255,534)	(5,934)	(7,929)	200,606	(5)

Net change in contract owners’ equity	(498,161)	93,341	(37,561,672)	1,078,183	(59,034)	(843)	200,859	530
Contract owners’ equity beginning of period	1,063,078	969,737	69,816,019	68,737,836	136,370	137,213	17,585	17,055

Contract owners’ equity end of period	$564,917	1,063,078	32,254,347	69,816,019	77,336	136,370	218,444	17,585

CHANGES IN UNITS:
Beginning units	66,078	65,321	1,793,964	2,138,630	12,402	13,143	1,632	1,635
Units purchased	3,099	1,779	107,174	80,276	-	-	18,728	58,314
Units redeemed	(11,802)	(1,022)	(393,126)	(424,942)	(626)	(741)	(206)	(58,317)

Ending units	57,375	66,078	1,508,012	1,793,964	11,776	12,402	20,154	1,632

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SVOF		WFVSMV		WFVTRB

	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,305,772	(2,392,205)	(87)	(1)	841	768
Realized gain (loss) on investments	(7,092,700)	7,758,603	(310)	1	(1)	(1)
Change in unrealized gain (loss) on investments	(152,729,190)	(32,879,682)	(6,144)	9	(559)	325
Reinvested capital gains	51,688,115	45,422,273	2,098	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(106,828,003)	17,908,989	(4,443)	9	281	1,092

Equity transactions:
Purchase payments received from contract owners (note 3)	4,928,968	6,610,961	11,333	372	-	-
Transfers between funds	(11,139,737)	(16,577,163)	783	(10)	-	-
Redemptions (note 3)	(33,723,685)	(51,566,086)	(1,514)	-	-	-
Annuity benefits	(42,388)	(60,812)	-	-	-	-
Contract maintenance charges (note 2)	(117,994)	(138,185)	-	-	-	-
Contingent deferred sales charges (note 2)	(69,229)	(74,200)	-	-	-	-
Adjustments to maintain reserves	14,276	66,243	(1)	(3)	(1)	(1)

Net equity transactions	(40,149,789)	(61,739,242)	10,601	359	(1)	(1)

Net change in contract owners’ equity	(146,977,792)	(43,830,253)	6,158	368	280	1,091
Contract owners’ equity beginning of period	291,426,019	335,256,272	368	-	23,072	21,981

Contract owners’ equity end of period	$144,448,227	291,426,019	6,526	368	23,352	23,072

CHANGES IN UNITS:
Beginning units	5,757,665	7,005,669	39	-	2,116	2,116
Units purchased	181,645	173,167	1,409	40	-	-
Units redeemed	(1,123,382)	(1,421,171)	(188)	(1)	-	-

Ending units	4,815,928	5,757,665	1,260	39	2,116	2,116

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF - Basic Value Fund - Series II (AVBV2)

AIM VIF - Capital Appreciation Fund - Series II (AVCA2)

AIM VIF - Capital Development Fund - Series II (AVCD2)

Alger American Balanced Portfolio - Class S (ALBS)

Alger American Mid Cap Growth Portfolio - Class S (ALMCS)

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS - Growth and Income Portfolio - Class B (ALVGIB)

AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class B (ALVSVB)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP - Balanced Fund - Class I (ACVB)

American Century VP - Capital Appreciation Fund - Class I (ACVCA)

American Century VP - Income & Growth Fund - Class I (ACVIG)

American Century VP - Income & Growth Fund - Class II (ACVIG2)

American Century VP - Inflation Protection Fund - Class II (ACVIP2)

American Century VP - International Fund - Class I (ACVI)

American Century VP - International Fund - Class II (ACVI2)

American Century VP - International Fund - Class III (ACVI3)

American Century VP - International Fund - Class IV (ACVI4)

American Century VP - Mid Cap Value Fund - Class I (ACVMV1)

American Century VP - Mid Cap Value Fund - Class II (ACVMV2)

American Century VP - Ultra(R) Fund - Class I (ACVU1)

American Century VP - Ultra(R) Fund - Class II (ACVU2)

American Century VP - Value Fund - Class I (ACVV)

American Century VP - Value Fund - Class II (ACVV2)

American Century VP - Vista(SM) Fund - Class I (ACVVS1)

American Century VP - Vista(SM) Fund - Class II (ACVVS2)

Portfolios of the American Funds Insurance Series(R) (American Funds IS);

American Funds IS - Growth Fund - Class 1 (AFGF)

American Funds IS - High Income Bond Fund - Class 1 (AFHY)

American Funds IS - U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

Portfolios of the BB&T Variable Insurance Funds;

BB&T Variable Insurance Funds - Capital Manager Equity Fund (BBCMAG)*

BB&T Variable Insurance Funds - Large Cap Fund (BBGI)*

BB&T Variable Insurance Funds - Large Cap Growth Fund (BBLCG)*

BB&T Variable Insurance Funds - Mid Cap Growth Fund (BBCA)*

Charles Schwab Money Market Portfolio (CHSMM)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust - Global Small Cap Portfolio (WVCP)

Credit Suisse Trust - International Focus Portfolio (WIEP)

Credit Suisse Trust - Small Cap Core I Portfolio (WSCP)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP - European Equity Portfolio (DVEE)*

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)

Dreyfus Stock Index Fund, Inc. - Service Class (DSIFS)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)

Dreyfus VIF - Appreciation Portfolio - Service Class (DCAPS)

Dreyfus VIF - Developing Leaders Portfolio - Service Class (DVDLS)

Dreyfus VIF - Growth and Income Portfolio - Initial Class (DGI)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS - American Leaders Fund II - Service Class (FALFS)

Federated IS - Capital Appreciation Fund II - Service Class (FCA2S)

Federated IS - Market Opportunity Fund II - Service Class (FVMOS)

Federated IS - Quality Bond Fund II - Primary Class (FQB)

Federated IS - Quality Bond Fund II - Service Class (FQBS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)

Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)

Fidelity(R) VIP - Growth Portfolio - Initial Class (FGP)

Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)

Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)

Fidelity(R) VIP - High Income Portfolio - Initial Class R (FHIPR)

Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)

Fidelity(R) VIP - Overseas Portfolio - Initial Class R (FOPR)

Fidelity(R) VIP - Overseas Portfolio - Service Class 2 (FO2)

Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)

Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);

Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FAMP)

Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FCP)

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)

Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)

Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);

Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FGOP)

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FMC2)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FVSS2)

Portfolios of the Fidelity(R) Variable Insurance Products Fund IV (Fidelity(R) VIP IV);

Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)

Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)

Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)

Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)

Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

Portfolios of the Financial Investors Variable Insurance Trust (Financial Investors VIT);

Financial Investors VIT - First Horizon Core Equity Portfolio (FHGIP)*

First Horizon Capital Appreciation Portfolio (FHCAP)*

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)

Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)

Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)

Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)

Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)

Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)

Franklin Templeton VIP - Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)

Portfolios of the Janus Aspen Series;

Janus Aspen Series - Balanced Portfolio - Service Class (JABS)

Janus Aspen Series - Forty Portfolio - Service Class (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)

Janus Aspen Series - Global Technology Portfolio - Service II Class (JAGTS2)

Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)

Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)

Portfolios of the JPMorgan Insurance Trust;

JPMorgan Insurance Trust - Balanced Portfolio 1 (OGAA)*

JPMorgan Insurance Trust - Core Bond Portfolio 1 (OGBDP)*

JPMorgan Insurance Trust - Diversified Equity Portfolio 1 (OGDEP)*

JPMorgan Insurance Trust - Diversified Mid Cap Growth Portfolio 1 (OGGO)*

JPMorgan Insurance Trust - Diversified Mid Cap Value Portfolio 1 (OGMVP)*

JPMorgan Insurance Trust - Equity-Index Portfolio 1 (OGEI)*

JPMorgan Insurance Trust - Government Bond Portfolio 1 (OGGB)*

JPMorgan Insurance Trust - Intrepid Growth Portfolio - Class 1 (OGLG) (formerly Large Cap Growth Portfolio -Class 1)*

JPMorgan Insurance Trust - Intrepid Mid Cap Portfolio 1 (OGDMP)*

Portfolios of the JPMorgan Series Trust II;

JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMCVP)

Portfolios of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)

Portfolios of the MFS(R) Variable Insurance Trust (MFS(R) VIT);

MFS(R) VIT - Investors Growth Stock Series - Service Class (MIGSC)

MFS(R) VIT - Value Series - Service Class (MVFSC)

MTB Large Cap Growth Fund II (VFLG2)

MTB Large Cap Value Fund II (VFLV2)

MTB Managed Allocation Fund - Aggressive Growth II (MBVAG2)

MTB Managed Allocation Fund - Conservative Growth II (MBVCG2)

MTB Managed Allocation Fund - Moderate Growth II (VFMG2)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)

Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)

Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)

Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)

Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)

Nationwide VIT - Cardinal Aggressive Fund - Class II (NVCRA2)

Nationwide VIT - Cardinal Balanced Fund - Class II (NVCRB2)

Nationwide VIT - Cardinal Capital Appreciation Fund - Class II (NVCCA2)

Nationwide VIT - Cardinal Conservative Fund - Class II (NVCCN2)

Nationwide VIT - Cardinal Moderate Fund - Class II (NVCMD2)

Nationwide VIT - Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

Nationwide VIT - Cardinal Moderately Conservative Fund - Class II (NVCMC2)

Nationwide VIT - Core Bond Fund - Class I (NVCBD1)

Nationwide VIT - Core Bond Fund - Class II (NVCBD2)

Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)

Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)

Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)

Nationwide VIT - Gartmore Emerging Markets Fund - Class II (GEM2)

Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)

Nationwide VIT - Gartmore Emerging Markets Fund - Class VI (GEM6)

Nationwide VIT - Gartmore Global Utilities Fund - Class II (GVGU2)

Nationwide VIT - Gartmore Global Utilities Fund - Class III (GVGU)

Nationwide VIT - Gartmore International Equity Fund - Class I (GIG) (formerly Gartmore International Growth Fund - Class I)

Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3) (formerly Gartmore International Growth Fund - Class III)

Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)

Nationwide VIT - Gartmore Worldwide Leaders Fund - Class III (GEF3)

Nationwide VIT - Global Financial Services Fund - Class II (GVGF2)

Nationwide VIT - Global Financial Services Fund - Class III (GVGFS)

Nationwide VIT - Government Bond Fund - Class I (GBF)

Nationwide VIT - Growth Fund - Class I (CAF)

Nationwide VIT - Health Sciences Fund - Class II (GVGH2) (formerly Global Health Sciences Fund - Class II)

Nationwide VIT - Health Sciences Fund - Class III (GVGHS) (formerly Global Health Sciences Fund - Class III)

Nationwide VIT - Health Sciences Fund - Class VI (GVGH6) (formerly Global Health Sciences Fund - Class IV)

Nationwide VIT - International Index Fund - Class VIII (GVIX8)

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)

Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)

Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)

Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)

Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class II (NVLCP2)

Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)

Nationwide VIT - Mid Cap Growth Fund - Class II (SGRF2)

Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)

Nationwide VIT - Money Market Fund - Class I (SAM)

Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)

Nationwide VIT - Multi-Manager International Growth Fund - Class VI (NVMIG6)

Nationwide VIT - Multi-Manager International Value Fund - Class II (GVDIV2) (formerly International Value Fund - Class II)

Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3) (formerly International Value Fund - Class III)

Nationwide VIT - Multi-Manager International Value Fund - Class VI (GVDIV6) (formerly International Value Fund - Class VI)

Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

Nationwide VIT - Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class II (SCVF2)

Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)

Nationwide VIT - Multi-Manager Small Company Fund - Class II (SCF2)

Nationwide VIT - Nationwide Fund - Class I (TRF)

Nationwide VIT - Nationwide Fund - Class II (TRF2)

Nationwide VIT - Nationwide Leaders Fund - Class III (GVUSL)

Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)

Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class II (NVNMO2)

Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)

Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class II (NVNSR2)

Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)

Nationwide VIT - Technology and Communications Fund - Class I (GGTC) (formerly Global Technology and Communications Fund - Class I)

Nationwide VIT - Technology and Communications Fund - Class II (GGTC2) (formerly Global Technology and Communications Fund - Class II)

Nationwide VIT - Technology and Communications Fund - Class III (GGTC3) (formerly Global Technology and Communications Fund - Class III)

Nationwide VIT - Technology and Communications Fund - Class VI (GGTC6) (formerly Global Technology and Communications Fund - Class VI)

Nationwide VIT - U.S. Growth Leaders Fund - Class II (GVUG2)

Nationwide VIT - U.S. Growth Leaders Fund - Class III (GVUGL)

Nationwide VIT - Van Kampen Comstock Value Fund - Class II (EIF2)

Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)

Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)

Nationwide VIT - Van Kampen Real Estate Fund - Class II (NVRE2)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT - Growth Portfolio - Class I (AMTG)

Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)

Neuberger Berman AMT - International Portfolio - Class S (AMINS)

Neuberger Berman AMT - Mid Cap Growth Portfolio - Class S (AMMCGS)

Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)

Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)

Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS) (formerly Fasciano Portfolio - Class S)

Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF - Balanced Fund - Non-Service Class (OVMS)

Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)

Oppenheimer VAF - Capital Appreciation Fund - Service Class (OVCAFS)

Oppenheimer VAF - Core Bond Fund - Non-Service Class (OVB)

Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)

Oppenheimer VAF - Global Securities Fund - Class 4 (OVGS4)

Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Oppenheimer VAF - Global Securities Fund - Service Class (OVGSS)

Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)

Oppenheimer VAF - High Income Fund - Class 4 (OVHI4)

Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)

Oppenheimer VAF - High Income Fund - Service Class (OVHIS)

Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)

Oppenheimer VAF - Main Street Small Cap Fund(R) - Service Class (OVSCS)

Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)

Oppenheimer VAF - Main Street(R) - Service Class (OVGIS)

Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)

Pioneer Small Cap Value II VCT Portfolio - Class I (SFRSCV)*

Portfolios of the Pioneer Variable Contracts Trust (Pioneer VCT);

Pioneer VCT - Pioneer Small Cap Value Portfolio - Class I (PISVP1)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT - Growth and Income Fund - Class IB (PVGIB)

Putnam VT - International Equity Fund - Class IB (PVTIGB)

Putnam VT - Voyager Fund - Class IB (PVTVB)

Strong Variable Insurance Funds, Inc. - Strong International Stock Fund II (SVIF)*

Portfolios of T. Rowe Price;

T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)

T. Rowe Price Equity Income Portfolio - II (TREI2)

T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

Turner GVIT Growth Focus Fund - Class I (TGF)*

Turner GVIT Growth Focus Fund - Class III (TGF3)*

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust - Bond Fund - Class R1 (VWBFR)

Van Eck Worldwide Insurance Trust - Bond Fund - Initial Class (VWBF)

Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Class R1 (VWEMR)

Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)

Van Eck Worldwide Insurance Trust - Hard Assets Fund - Class R1 (VWHAR)

Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)

Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);

Van Kampen LIT - Morgan Stanley Real Estate Securities Fund (ACRE)*

Portfolios of the Van Kampen - The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)

Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (MSVF2)

Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)

Van Kampen UIF - Emerging Markets Debt Portfolio - Class II (MSEMB)

Van Kampen UIF - Global Real Estate Portfolio - Class II (VKVGR2)*

Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)

Van Kampen UIF - U.S. Real Estate Portfolio - Class II (MSVREB)

Portfolios of the Victory Variable Insurance Funds (Victory VIF);

Victory VIF - Diversified Stock Fund - Class A (VYDS)

Victory VIF - Investment Quality Bond Fund - Class A (VYIQB)*

Victory VIF - Small Company Opportunity Fund - Class A (VYSCO)*

Portfolios of the Wells Fargo Advantage Variable Trust Funds(SM) (Wells Fargo AVT);

Wells Fargo AVT - Asset Allocation Fund (WFVAA)*

Wells Fargo AVT - Discovery Fund(SM) (SVDF)

Wells Fargo AVT - Large Company Growth Fund (WFVLCG)

Wells Fargo AVT - Money Market Fund (WFVMM)

Wells Fargo AVT - Opportunity Fund(SM) (SVOF)

Wells Fargo AVT - Small Cap Growth Fund (WFVSCG)*

Wells Fargo AVT - Small-Mid Cap Value Fund (WFVSMV)

Wells Fargo AVT - Total Return Bond Fund (WFVTRB)

*	At December 31, 2008, contract owners were not invested in the fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments or the amount redeemed. For America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Elite Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Exclusive Venue or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following two pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account - II Options	BOA IV	America’s Vision	NEBA	Schwab Custom Solutions		Schwab Income Choice
Variable Account Charges - Recurring	1.30%	1.40%	0.80%	0.95%		0.65%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced	-	-	-	0.10%		0.20%
Combination Enhanced	-	-	-	0.40%		-
Return of Premium						0.10%
Beneficiary Protector II Option	-	-	-	0.35%		0.30%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Option	-	-	-	0.50%		-
Lifetime Income Option
5% Lifetime Income Option (New York)	-	-	-	-		1.00%(13)
7% Lifetime Income Option (Non-New York)	-	-	-	-		1.00%(14)

Maximum Variable Account Charges*	1.30%	1.40%	0.80%	2.20%		2.15%

Nationwide Variable Account - II Options	America’s Future II	All American Gold	Acheiver	Income Architect
Variable Account Charges - Recurring	1.15%	1.15%	1.55%	0.40%
CDSC Options:
Four Year CDSC	0.30%	0.50%	0.20%	-
No CDSC	0.35%	0.55%	0.25%	-
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.20%(2)	0.20%(2)	-	-
One-Year Enhanced	0.10%(4)	0.10%(4)	-	-
One-Month Enhanced	-	0.35%(2)	0.20%(2)	-
Combination Enhanced II	-	-	0.45%(12)	-
Combination Enhanced	-	0.40%(5)	0.30%(5)	-
Beneficiary Protector II Option	-	0.35%	0.35%	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%	1.00%	1.00%	-
Capital Preservation Plus Option	0.50%(17)	0.50%(17)	0.50%(17)	-
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(13)	1.00%(13)	1.00%(13)	-
7% Lifetime Income Option (Non-New York)	1.00%(14)	1.00%(14)	1.00%(14)	-
10% Lifetime Income Option	-	1.20%(15)	1.20%(15)	-
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	0.15%	0.15%	-
7% Spousal Continuation Benefit (Non-New York)	0.15%	0.15%	0.15%	-
10% Spousal Continuation Benefit (Non-New York)	-	0.30%(16)	0.30%(16)	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	0.60	%(18)
Spousal Continuation Benefit Option	-	-	-	0.10	%(18)
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.30%	0.45%(9)	0.10%	-
4% Extra Value Credit Option	0.40%	-	0.25%	-
5% Extra Value Credit Option	-	0.70%(2)	0.45%(10)	-
5% Extra Value Credit Option	-	-	0.55%(11)	-

Maximum Variable Account Charges*	3.05%	4.60%(1)	4.60%(1)	1.10%(1)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account - II Options	Future Venue	Exclusive Venue	Elite Venue	Choice Venue II
Variable Account Charges - Recurring	1.10%	1.60%	1.75%	1.50%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.15%(3)	-	-	-
One-Year Enhanced	0.10%(4)	-	-	-
One-Month Enhanced II	0.35%(3)	0.20%(2)	0.20%(2)	0.20%(2)
One-Month Enhanced	0.30%(6)	0.20%(6)	0.20%(6)	0.20%(6)
Combination Enhanced II	0.45%(3)	0.35%(2)	0.35%(2)	0.35%(2)
Combination Enhanced	0.40%(7)	0.30%(7)	0.30%(7)	0.30%(7)
Return of Premium
Spousal Protection Annuity Option - Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II	0.20%(3)	-	-	-
Spousal Protection Annuity Option	0.10%(8)	0.20%	0.20%	0.20%
Beneficiary Protector II Option	0.35%	0.35%	0.35%	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%	-	1.00%	1.00%
Capital Preservation Plus Option	0.50%(17)	0.50%	0.50%(17)	0.50%(17)
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(13)	-	1.00%(13)	1.00%(13)
7% Lifetime Income Option (Non-New York)	1.00%(14)	-	1.00%(14)	1.00%(14)
10% Lifetime Income Option	1.20%(15)	-	1.20%(15)	1.20%(15)
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	-	0.15%	0.15%
7% Spousal Continuation Benefit (Non-New York)	0.15%	-	0.15%	0.15%
10% Spousal Continuation Benefit (Non-New York)	0.30%(16)	-	0.30%(16)	0.30%(16)
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.45%	-	-	-

Maximum Variable Account Charges*	4.05%(1)	3.00%	4.15%(1)	3.90%(1)
(*)	The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
(1)	The total variable account charges associated with this product may be higher or lower than this amount, depending on whether the Current Income Benefit Base or Guaranteed Lifetime Withdrawal Base is higher or lower than the daily net assets. For purposes of this table, the Company assumes the Current Income Benefit Base or Guaranteed Lifetime Withdrawal Base is equal to the daily net assets.
(2)	Available beginning May 1, 2004 or a later date if state law requires
(3)	Available beginning September 1, 2004 or a later date if state law requires
(4)	Available until state approval is received for the One-Year Enhanced Death Benefit II Option
(5)	Available until state approval is received for the One-Month Enhanced Death Benefit Option
(6)	Available until state approval is received for the One-Month Enhanced Death Benefit II Option
(7)	Available until state approval is received for the Combination Enhanced Death Benefit II Option
(8)	Available until state approval is received for the Spousal Protection Annuity II Option
(9)	Available until state approval is received for the 5% Extra Value Option
(10)	Non-NY residents
(11)	NY residents
(12)	Available beginning May 1, 2007 or a later date if state law requires
(13)	Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.60% of the current income base and is assessed through the reduction of units.
(14)	Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.70% of the current income base and is assessed through the reduction of units.
(15)	Currently, the charge associated with the 10% Lifetime Income Option is equal to 0.75% of the current income base and is assessed through the reduction of units.
(16)	Currently, the charge associated with the 10% Spousal Continuation Benefit is equal to 0.20% of the current income base and is assessed through the reduction of units.
(17)	No longer available.
(18)	This charge is a percentage of the Guaranteed Lifetime Withdrawal Base.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2008.

	Total	AVBV2	AVCA2	AVCD2	ALBS	ALMCS	ALVGIB	ALVSVB

0.65%	$1,912	-	-	-	-	-	-	-
0.75%	11,194	-	-	-	-	-	-	-
0.80%	239,472	4	57	155	-	-	-	1
0.85%	11,844	-	-	-	-	-	-	1
0.95%	409,923	1,031	1,160	1,271	834	1,261	2,581	1,475
1.05%	408,672	211	2,179	233	1,354	4,312	2,351	3,133
1.10%	1,509,320	2,178	873	1,544	-	-	531	577
1.15%	22,482,941	64,657	21,429	34,558	-	-	21,364	11,306
1.20%	186,070	1,412	12	369	-	-	880	136
1.25%	3,171,515	21,888	4,713	10,036	-	-	18,474	5,403
1.30%	59,642,789	4,888	4,518	10,539	-	-	1,721	1,993
1.35%	5,861,535	15,095	2,045	7,931	-	214	83	499
1.40%	26,843,029	9,116	4,439	6,005	-	-	4,635	1,249
1.45%	5,439,737	17,226	7,307	10,240	117	886	17,287	4,773
1.50%	4,525,038	31,072	8,702	8,688	-	-	16,420	4,350
1.55%	21,749,541	93,826	25,540	41,851	-	44	35,058	27,501
1.60%	1,636,587	8,963	1,617	3,574	-	-	5,390	2,539
1.65%	10,566,039	39,458	5,953	15,367	-	-	14,649	7,151
1.70%	3,381,074	23,186	8,084	6,492	-	-	7,372	9,637
1.75%	41,826,410	57,716	23,390	32,722	-	-	12,820	8,437
1.80%	8,709,796	58,457	18,684	17,476	-	29	22,599	26,645
1.85%	3,461,005	23,059	9,072	7,721	-	-	3,742	5,469
1.90%	2,156,577	5,358	5,730	1,906	-	-	5,435	3,176
1.95%	6,964,411	9,544	7,485	12,601	-	-	4,179	3,689
2.00%	16,368,574	24,588	7,965	12,641	-	-	2,967	9,895
2.05%	4,650,440	20,615	8,070	9,609	-	-	6,547	4,997
2.10%	4,312,059	11,976	3,310	18,248	-	-	3,626	1,735
2.15%	11,829,281	15,630	8,108	21,493	-	-	2,153	5,464
2.20%	3,942,567	3,587	898	2,559	-	-	1,207	217
2.25%	7,406,162	13,843	5,894	3,917	-	-	1,706	508
2.30%	1,603,148	6,513	3,064	5,714	-	-	3,269	212
2.35%	28,354,954	9,720	6,862	9,490	-	-	57	2,195
2.40%	2,612,819	2,046	1,668	3,603	-	-	905	362
2.45%	1,997,943	2,033	856	4,544	-	-	-	14
2.50%	962,222	1,778	2,574	2,791	-	-	152	357
2.55%	2,848,008	1,185	461	3,010	-	-	198	234
2.60%	1,421,599	2,198	1,429	310	-	-	696	167
2.65%	212,253	322	-	52	-	-	-	-
2.70%	801,769	354	140	441	-	-	-	37
2.75%	212,627	21	48	2,391	-	-	-	-
2.80%	308,003	339	590	2,451	-	-	176	4,618
2.85%	43,383	-	63	2	-	-	-	-
2.90%	235,102	-	-	-	-	-	346	-
2.95%	47,340	283	310	444	-	-	-	-
3.00%	49,765	-	-	89	-	-	-	-
3.05%	37,310	-	-	-	-	-	-	-
3.10%	42,873	-	-	-	-	-	-	-
3.15%	1,437	-	-	-	-	-	-	-
3.20%	1,027	-	-	-	-	-	-	-
3.25%	14,859	-	-	-	-	-	-	-

Totals	$321,513,955	605,376	215,299	335,078	2,305	6,746	221,576	160,152

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI2	ACVI3

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	-	-	70	-	-	-
0.80%	1,611	2,090	501	-	1,121	1,718	-	937
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	5,998	11,226	-	117	-
1.05%	-	-	-	5,317	8,541	-	-	-
1.10%	-	-	-	21	5,286	-	174	-
1.15%	-	-	-	19,042	175,331	-	7,599	-
1.20%	-	-	-	80	505	-	282	-
1.25%	-	-	-	7,045	49,875	-	4,115	-
1.30%	508,509	1,288,762	239,823	-	209,046	345,665	-	268,032
1.35%	-	-	-	366	32,203	-	-	-
1.40%	245,659	284,161	84,348	2,733	120,708	242,323	570	72,105
1.45%	-	-	-	7,913	73,260	-	3,943	-
1.50%	-	-	-	4,212	39,167	-	4,930	-
1.55%	-	-	-	28,136	231,727	-	3,522	-
1.60%	-	-	-	1,514	17,476	-	2,276	-
1.65%	-	-	-	7,877	71,142	-	1,490	-
1.70%	-	-	-	2,163	18,492	-	1,701	-
1.75%	-	-	-	4,292	144,791	-	343	-
1.80%	-	-	-	13,785	105,627	-	2,930	-
1.85%	-	-	-	4,963	39,570	-	1,442	-
1.90%	-	-	-	2,632	5,857	-	332	-
1.95%	-	-	-	6,327	34,468	-	294	-
2.00%	-	-	-	972	64,132	-	-	-
2.05%	-	-	-	1,994	41,991	-	2,382	-
2.10%	-	-	-	9,096	57,718	-	736	-
2.15%	-	-	-	701	32,144	-	469	-
2.20%	-	-	-	1,896	40,784	-	-	-
2.25%	-	-	-	404	20,161	-	-	-
2.30%	-	-	-	225	18,445	-	-	-
2.35%	-	-	-	400	27,951	-	-	-
2.40%	-	-	-	174	4,414	-	-	-
2.45%	-	-	-	-	13,708	-	-	-
2.50%	-	-	-	136	5,416	-	-	-
2.55%	-	-	-	156	7,195	-	-	-
2.60%	-	-	-	722	6,542	-	-	-
2.65%	-	-	-	138	156	-	-	-
2.70%	-	-	-	-	302	-	-	-
2.75%	-	-	-	-	25	-	-	-
2.80%	-	-	-	31	250	-	-	-
2.85%	-	-	-	88	18	-	-	-
2.90%	-	-	-	-	378	-	-	-
2.95%	-	-	-	-	37	-	-	-
3.00%	-	-	-	-	80	-	-	-
3.05%	-	-	-	-	307	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-

Totals	$755,779	1,575,013	324,672	141,549	1,737,643	589,706	39,647	341,074

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	ACVI4	ACVMV1	ACVMV2	ACVU1	ACVU2	ACVV	ACVV2	ACVVS1

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	31	-	-	-	62	-
0.80%	-	848	-	135	-	3,302	-	1,220
0.85%	-	-	32	-	-	-	64	-
0.95%	1,606	-	110	-	716	-	5,563	-
1.05%	2,454	-	428	-	2,082	-	9,082	-
1.10%	1,919	-	5,550	-	339	-	6,774	-
1.15%	38,432	-	80,130	-	17,605	-	188,581	-
1.20%	413	-	391	-	942	-	904	-
1.25%	7,466	-	7,754	-	5,574	-	44,972	-
1.30%	239	47,487	597	30,269	21	807,725	1,441	71,799
1.35%	6,986	-	23,091	-	4,223	-	71,207	-
1.40%	5,501	23,311	13,039	8,735	2,019	345,883	36,900	29,962
1.45%	24,169	-	23,841	-	5,993	-	64,004	-
1.50%	3,907	-	17,783	-	6,244	-	38,359	-
1.55%	42,016	-	100,608	-	20,992	-	154,393	-
1.60%	5,128	-	5,321	-	5,169	-	19,687	-
1.65%	8,130	-	34,071	-	15,866	-	89,835	-
1.70%	3,274	-	14,973	-	14,054	-	31,214	-
1.75%	21,285	-	133,738	-	17,035	-	145,027	-
1.80%	19,461	-	41,597	-	15,726	-	92,730	-
1.85%	16,085	-	10,304	-	5,882	-	30,204	-
1.90%	3,477	-	3,121	-	2,984	-	12,173	-
1.95%	4,856	-	21,983	-	7,272	-	24,251	-
2.00%	7,016	-	58,991	-	6,737	-	37,104	-
2.05%	3,707	-	7,601	-	9,229	-	35,662	-
2.10%	916	-	21,746	-	5,923	-	18,325	-
2.15%	2,196	-	41,537	-	15,066	-	47,433	-
2.20%	1,397	-	24,488	-	1,736	-	9,742	-
2.25%	2,396	-	18,498	-	8,634	-	20,882	-
2.30%	195	-	2,659	-	2,232	-	12,076	-
2.35%	4,076	-	121,490	-	4,223	-	39,171	-
2.40%	493	-	9,611	-	1,881	-	14,406	-
2.45%	756	-	5,578	-	323	-	11,552	-
2.50%	-	-	1,865	-	3,981	-	5,828	-
2.55%	49	-	8,008	-	704	-	1,880	-
2.60%	20	-	7,171	-	386	-	2,975	-
2.65%	326	-	468	-	137	-	555	-
2.70%	66	-	4,087	-	471	-	3,221	-
2.75%	280	-	726	-	93	-	101	-
2.80%	318	-	540	-	580	-	5,414	-
2.85%	-	-	50	-	49	-	140	-
2.90%	-	-	553	-	72	-	2,358	-
2.95%	-	-	27	-	-	-	75	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	12	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	25	-	-	-	-	-

Totals	$241,011	71,646	874,224	39,139	213,195	1,156,910	1,336,327	102,981

(Continued)

NATIONWIDE VARIABLE ACCOUNT- II (NOTES TO FINANCIAL STATEMENTS, Continued)

	ACVVS2	AFGF	AFHY	AFGC	CHSMM	WVCP	WIEP	WSCP

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	-	-	599	-	-	-
0.80%	-	-	-	-	-	63	380	1,962
0.85%	-	-	-	-	3,054	-	-	-
0.95%	925	-	-	-	114,375	-	-	-
1.05%	828	-	-	-	113,183	-	-	-
1.10%	2,433	-	-	-	-	-	-	-
1.15%	43,738	-	-	-	-	-	-	-
1.20%	49	-	-	-	-	-	-	-
1.25%	4,616	-	-	-	-	-	-	-
1.30%	279	178,215	11,331	17,340	-	21,277	197,863	442,026
1.35%	10,342	-	-	-	3,264	-	-	-
1.40%	4,485	-	-	-	-	10,493	191,124	215,292
1.45%	14,329	-	-	-	3,007	-	-	-
1.50%	12,413	-	-	-	-	-	-	-
1.55%	56,096	-	-	-	1,368	-	-	-
1.60%	4,223	-	-	-	-	-	-	-
1.65%	19,531	-	-	-	-	-	-	-
1.70%	9,410	-	-	-	-	-	-	-
1.75%	44,238	-	-	-	-	-	-	-
1.80%	21,658	-	-	-	-	-	-	-
1.85%	9,887	-	-	-	121	-	-	-
1.90%	7,732	-	-	-	-	-	-	-
1.95%	17,168	-	-	-	-	-	-	-
2.00%	13,759	-	-	-	-	-	-	-
2.05%	6,995	-	-	-	-	-	-	-
2.10%	6,706	-	-	-	-	-	-	-
2.15%	27,727	-	-	-	-	-	-	-
2.20%	8,057	-	-	-	-	-	-	-
2.25%	4,744	-	-	-	-	-	-	-
2.30%	3,181	-	-	-	-	-	-	-
2.35%	19,025	-	-	-	-	-	-	-
2.40%	7,311	-	-	-	-	-	-	-
2.45%	15,422	-	-	-	-	-	-	-
2.50%	1,198	-	-	-	-	-	-	-
2.55%	5,362	-	-	-	-	-	-	-
2.60%	3,911	-	-	-	-	-	-	-
2.65%	89	-	-	-	-	-	-	-
2.70%	506	-	-	-	-	-	-	-
2.75%	810	-	-	-	-	-	-	-
2.80%	3,721	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-

Totals	$412,904	178,215	11,331	17,340	238,971	31,833	389,367	659,280

(Continued)

NATIONWIDE VARIABLE ACCOUNT- II (NOTES TO FINANCIAL STATEMENTS, Continued)

	DVSCS	DSIF	DSIFS	DCAP	DCAPS	DVDLS	DGI	FALFS

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	-	-	63	-	-	-
0.80%	408	9,418	-	1,259	-	-	948	-
0.85%	-	-	-	-	-	-	-	-
0.95%	3,063	-	22,837	-	3,929	756	-	63
1.05%	3,894	-	17,137	-	2,025	189	-	-
1.10%	1,540	-	5,624	-	805	-	-	-
1.15%	75,517	-	269,715	-	39,011	8,823	-	1,561
1.20%	724	-	2,990	-	23	-	-	-
1.25%	18,022	-	57,171	-	12,489	1,217	-	1,322
1.30%	140,553	3,112,824	1,631	317,980	802	-	197,101	-
1.35%	15,747	-	59,232	-	5,755	78	-	-
1.40%	56,987	1,660,709	30,930	134,386	3,621	643	96,523	487
1.45%	34,226	-	88,969	-	15,241	1,298	-	603
1.50%	16,855	-	59,129	-	13,525	696	-	1,362
1.55%	77,534	-	206,693	-	50,115	4,204	-	5,275
1.60%	7,083	-	30,110	-	2,348	626	-	1,560
1.65%	29,477	-	107,448	-	25,037	1,245	-	1,601
1.70%	12,029	-	18,804	-	8,086	1,171	-	1,258
1.75%	41,673	-	128,504	-	30,036	436	-	182
1.80%	50,908	-	78,259	-	14,896	2,039	-	665
1.85%	10,040	-	39,771	-	12,896	816	-	308
1.90%	2,966	-	14,199	-	4,577	76	-	401
1.95%	11,674	-	25,771	-	6,106	894	-	1,455
2.00%	19,560	-	92,207	-	11,092	93	-	164
2.05%	6,505	-	52,956	-	6,311	1,234	-	618
2.10%	7,975	-	18,792	-	6,391	104	-	123
2.15%	4,504	-	28,324	-	10,423	-	-	1,261
2.20%	5,986	-	12,434	-	2,750	-	-	13
2.25%	1,402	-	22,680	-	7,639	1,814	-	807
2.30%	3,071	-	6,093	-	4,894	-	-	4
2.35%	7,913	-	16,998	-	4,253	-	-	32
2.40%	1,505	-	20,066	-	1,189	243	-	73
2.45%	152	-	2,064	-	1,042	-	-	-
2.50%	437	-	8,254	-	1,592	-	-	-
2.55%	102	-	1,490	-	215	-	-	93
2.60%	1,550	-	4,491	-	3,294	-	-	-
2.65%	137	-	1,119	-	89	-	-	-
2.70%	29	-	2,186	-	641	-	-	-
2.75%	241	-	136	-	66	-	-	22
2.80%	90	-	19	-	904	-	-	-
2.85%	-	-	91	-	64	-	-	-
2.90%	-	-	350	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	81	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-

Totals	$672,079	4,782,951	1,555,674	453,625	314,316	28,695	294,572	21,313

(Continued)

NATIONWIDE VARIABLE ACCOUNT- II (NOTES TO FINANCIAL STATEMENTS, Continued)

	FCA2S	FVMOS	FQB	FQBS	FEIP	FEI2	FGP	FG2

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	25	852	-	8,175	-	9,935	-
0.85%	-	-	-	-	-	-	-	158
0.95%	423	135	-	2,274	-	386	-	666
1.05%	162	204	-	1,472	-	545	-	1,875
1.10%	204	193	-	2,647	-	10,880	-	5,158
1.15%	5,701	7,527	-	106,538	-	338,115	-	119,643
1.20%	472	92	-	1,220	-	3,963	-	246
1.25%	3,103	735	-	41,570	-	84,478	-	27,542
1.30%	-	20,720	136,101	54	5,348,160	4,244	5,702,180	1,961
1.35%	-	1,875	-	36,279	-	87,574	-	18,431
1.40%	710	11,196	59,667	9,617	2,486,273	30,642	1,586,509	11,738
1.45%	1,662	14,822	-	44,917	-	114,257	-	45,735
1.50%	2,487	1,267	-	37,794	-	72,528	-	31,180
1.55%	4,945	17,008	-	114,583	-	296,810	-	124,030
1.60%	1,076	6,087	-	12,958	-	38,751	-	9,156
1.65%	3,891	1,876	-	54,983	-	151,028	-	71,926
1.70%	1,464	394	-	24,189	-	35,687	-	17,726
1.75%	886	10,503	-	112,829	-	234,027	-	90,192
1.80%	1,897	16,622	-	91,500	-	162,502	-	83,111
1.85%	1,686	10,627	-	16,861	-	73,108	-	25,421
1.90%	910	2,670	-	7,980	-	17,176	-	12,817
1.95%	949	729	-	18,371	-	43,306	-	21,882
2.00%	694	18,459	-	32,263	-	81,801	-	50,221
2.05%	3,035	128	-	18,234	-	63,549	-	43,715
2.10%	413	8,562	-	14,406	-	40,137	-	34,751
2.15%	173	516	-	35,566	-	61,452	-	32,716
2.20%	1,563	1,886	-	9,071	-	35,258	-	62,385
2.25%	1,478	71	-	11,289	-	30,843	-	12,170
2.30%	70	6,880	-	7,829	-	15,056	-	8,755
2.35%	185	10,868	-	15,586	-	52,402	-	12,286
2.40%	-	-	-	4,090	-	10,228	-	13,722
2.45%	10	149	-	2,497	-	14,634	-	13,882
2.50%	-	-	-	2,158	-	5,745	-	4,468
2.55%	339	60	-	54	-	22,283	-	17,520
2.60%	21	-	-	6,602	-	2,233	-	1,474
2.65%	-	-	-	-	-	149	-	555
2.70%	-	-	-	1,736	-	1,183	-	297
2.75%	-	-	-	74	-	146	-	471
2.80%	44	4,744	-	1,402	-	2,456	-	6,961
2.85%	-	-	-	125	-	119	-	698
2.90%	-	-	-	-	-	145	-	-
2.95%	-	-	-	51	-	481	-	-
3.00%	-	-	-	-	-	-	-	177
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	126	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-

Totals	$40,779	177,630	196,620	901,669	7,842,608	2,240,307	7,298,624	1,037,818

(Continued)

NATIONWIDE VARIABLE ACCOUNT- II (NOTES TO FINANCIAL STATEMENTS, Continued)

	FHIP	FHIPR	FOP	FOPR	FO2	FO2R	FAMP	FCP

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	2,391	205	510	1,415	-	-	1,264	10,924
0.85%	-	-	-	-	-	1	-	-
0.95%	-	-	-	-	-	603	-	-
1.05%	-	-	-	-	-	2,804	-	-
1.10%	-	-	-	-	1,290	4,044	-	-
1.15%	-	-	-	-	24,107	127,716	-	-
1.20%	-	-	-	-	-	213	-	-
1.25%	-	-	-	-	10,585	19,275	-	-
1.30%	685,897	112,821	1,158,281	596,753	-	1,815	2,418,828	4,797,642
1.35%	-	-	-	-	-	32,957	-	-
1.40%	413,802	57,821	309,487	146,596	1,537	13,943	622,795	2,255,382
1.45%	-	-	-	-	4,277	54,256	-	-
1.50%	-	-	-	-	7,095	39,827	-	-
1.55%	-	-	-	-	8,437	137,232	-	-
1.60%	-	-	-	-	5,071	15,096	-	-
1.65%	-	-	-	-	7,719	44,096	-	-
1.70%	-	-	-	-	4,513	33,206	-	-
1.75%	-	-	-	-	2,959	87,316	-	-
1.80%	-	-	-	-	8,280	83,792	-	-
1.85%	-	-	-	-	2,578	20,180	-	-
1.90%	-	-	-	-	620	11,151	-	-
1.95%	-	-	-	-	1,169	14,854	-	-
2.00%	-	-	-	-	623	44,499	-	-
2.05%	-	-	-	-	998	5,624	-	-
2.10%	-	-	-	-	562	11,132	-	-
2.15%	-	-	-	-	575	10,808	-	-
2.20%	-	-	-	-	-	5,764	-	-
2.25%	-	-	-	-	39	3,363	-	-
2.30%	-	-	-	-	204	7,831	-	-
2.35%	-	-	-	-	-	13,694	-	-
2.40%	-	-	-	-	-	1,022	-	-
2.45%	-	-	-	-	-	3,118	-	-
2.50%	-	-	-	-	-	888	-	-
2.55%	-	-	-	-	-	1,473	-	-
2.60%	-	-	-	-	-	1,915	-	-
2.65%	-	-	-	-	-	811	-	-
2.70%	-	-	-	-	-	525	-	-
2.75%	-	-	-	-	-	110	-	-
2.80%	-	-	-	-	-	6,282	-	-
2.85%	-	-	-	-	-	2	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-

Totals	$1,102,090	170,847	1,468,278	744,764	93,238	863,238	3,042,887	7,063,948

(Continued)

NATIONWIDE VARIABLE ACCOUNT- II (NOTES TO FINANCIAL STATEMENTS, Continued)

	FC2	FIGBS	FIGBP2	FGOP	FMCS	FMC2	FVSS	FVSS2

0.65%	$-	-	90	-	-	-	-	-
0.75%	-	-	932	-	-	31	-	-
0.80%	-	580	-	1,007	1,498	-	1,076	-
0.85%	-	-	759	-	-	159	-	-
0.95%	2,327	-	1,406	-	-	932	-	-
1.05%	4,342	-	3,813	-	-	2,824	-	-
1.10%	20,236	-	63,978	-	-	14,318	-	429
1.15%	692,035	-	788,879	-	-	396,525	-	32,334
1.20%	4,827	-	5,539	-	-	3,015	-	-
1.25%	173,700	-	81,067	-	-	78,559	-	10,697
1.30%	8,024	188,876	9,134	194,973	187,541	5,712	95,472	116
1.35%	289,423	-	178,696	-	-	141,043	-	9,502
1.40%	80,340	76,651	91,151	98,113	62,434	43,219	24,875	2,973
1.45%	258,609	-	152,150	-	-	118,975	-	7,763
1.50%	188,234	-	121,523	-	-	113,909	-	11,243
1.55%	699,102	-	666,401	-	-	388,178	-	44,871
1.60%	82,768	-	33,454	-	-	45,258	-	4,663
1.65%	320,362	-	232,523	-	-	177,490	-	30,674
1.70%	95,312	-	105,359	-	-	71,143	-	3,417
1.75%	579,723	-	1,536,737	-	-	409,037	-	14,155
1.80%	337,612	-	249,091	-	-	199,701	-	13,246
1.85%	140,693	-	71,344	-	-	62,706	-	8,824
1.90%	37,377	-	24,350	-	-	30,250	-	3,476
1.95%	126,169	-	194,231	-	-	72,673	-	5,904
2.00%	173,657	-	602,270	-	-	130,493	-	6,046
2.05%	120,675	-	75,637	-	-	107,070	-	11,708
2.10%	130,516	-	110,925	-	-	74,428	-	5,024
2.15%	145,959	-	385,405	-	-	107,749	-	9,656
2.20%	72,815	-	125,266	-	-	84,325	-	1,824
2.25%	70,186	-	209,120	-	-	59,643	-	6,181
2.30%	47,899	-	27,708	-	-	21,521	-	638
2.35%	112,709	-	1,309,909	-	-	81,930	-	4,545
2.40%	29,446	-	112,074	-	-	24,056	-	856
2.45%	13,873	-	63,850	-	-	14,764	-	1,336
2.50%	14,836	-	8,394	-	-	10,321	-	494
2.55%	15,683	-	95,764	-	-	12,458	-	1,370
2.60%	6,605	-	67,571	-	-	6,042	-	4,188
2.65%	2,144	-	2,342	-	-	1,280	-	335
2.70%	8,626	-	23,189	-	-	2,267	-	-
2.75%	2,339	-	11,118	-	-	3,659	-	-
2.80%	8,924	-	12,706	-	-	10,608	-	206
2.85%	197	-	1,075	-	-	-	-	-
2.90%	261	-	10,528	-	-	1,635	-	-
2.95%	261	-	761	-	-	179	-	-
3.00%	192	-	-	-	-	-	-	-
3.05%	-	-	510	-	-	-	-	-
3.10%	-	-	643	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	56	-	-	-	-	-
3.25%	-	-	389	-	-	-	-	-

Totals	$5,119,018	266,107	7,869,817	294,093	251,473	3,130,085	121,423	258,694

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	FNRS2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FTVDM3

0.65%	$-	-	-	-	-	-	-	-
0.75%	69	-	-	-	-	-	-	-
0.80%	2,933	23	-	85	-	292	-	703
0.85%	370	-	-	-	-	-	-	-
0.95%	3,402	-	-	-	-	-	-	520
1.05%	4,313	-	-	-	-	-	-	871
1.10%	4,664	-	4,481	-	7,056	-	1,354	4,127
1.15%	172,851	-	50,991	-	100,632	-	16,370	70,062
1.20%	23	-	-	-	-	-	199	253
1.25%	19,175	-	1,763	-	6,199	-	60	5,326
1.30%	296,733	53,015	-	69,990	430	42,695	-	64,510
1.35%	57,627	-	7,744	-	18,556	-	9,392	21,365
1.40%	113,060	18,206	8,076	11,123	11,617	6,914	778	27,333
1.45%	54,087	-	33,762	-	51,820	-	5,090	15,287
1.50%	29,758	-	8,519	-	4,800	-	441	19,335
1.55%	235,233	-	68,965	-	133,211	-	31,279	102,013
1.60%	9,195	-	10,527	-	18,214	-	1,438	6,974
1.65%	76,298	-	11,150	-	29,925	-	4,280	18,470
1.70%	23,899	-	4,123	-	8,527	-	2,737	9,219
1.75%	127,448	-	119,490	-	338,863	-	76,084	72,997
1.80%	104,449	-	18,431	-	7,946	-	2,963	40,684
1.85%	21,910	-	4,294	-	9,840	-	1,362	7,167
1.90%	15,402	-	810	-	8,669	-	70	2,935
1.95%	31,742	-	15,436	-	68,522	-	12,704	22,137
2.00%	53,652	-	69,274	-	86,382	-	7,490	21,491
2.05%	9,102	-	2,772	-	9,713	-	12,505	4,045
2.10%	144,259	-	33,975	-	8,298	-	7,286	38,139
2.15%	19,867	-	159,468	-	117,050	-	47,728	18,689
2.20%	64,197	-	15,387	-	19,805	-	789	6,869
2.25%	2,173	-	12,994	-	2,813	-	12,525	2,380
2.30%	13,006	-	157	-	8,438	-	14,660	5,991
2.35%	2,656	-	208,558	-	92,338	-	32,469	273
2.40%	3,119	-	1,885	-	14,989	-	3,390	1,235
2.45%	10,280	-	11,126	-	4,702	-	4,066	15,319
2.50%	1,044	-	644	-	208	-	1,204	687
2.55%	3,355	-	8,411	-	6,198	-	7,342	2,220
2.60%	-	-	3,326	-	988	-	47	-
2.65%	1,076	-	-	-	-	-	-	159
2.70%	411	-	1,898	-	-	-	702	-
2.75%	2,418	-	-	-	3	-	-	341
2.80%	2,002	-	-	-	-	-	-	5,056
2.85%	-	-	-	-	94	-	-	-
2.90%	-	-	-	-	2,055	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-

Totals	$1,737,258	71,244	898,437	81,198	1,198,901	49,901	318,804	635,182

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	TIF2	TIF3	FTVFA2	FTVGI3	FTVIS2	FTVRD2	FTVSV2	JABS

0.65%	$-	57	-	-	-	-	-	-
0.75%	-	409	-	-	-	-	30	-
0.80%	-	930	-	352	450	-	1,059	-
0.85%	-	322	-	-	-	-	166	-
0.95%	364	2,619	-	566	287	2,292	4,790	10,766
1.05%	38	3,096	-	902	2,478	2,135	4,130	15,855
1.10%	490	45,359	550	5,404	15,462	5,495	9,121	177
1.15%	18,110	508,871	1,634	140,354	181,935	167,186	126,013	21,539
1.20%	521	4,956	-	237	2,489	3,876	1,996	311
1.25%	10,452	41,430	42	19,912	28,050	55,539	29,118	8,800
1.30%	201	51,287	4,082	155,225	184,255	3,679	64,888	123
1.35%	-	129,436	1,722	54,740	92,231	52,236	48,585	259
1.40%	3,586	67,211	639	72,805	120,287	13,571	48,018	2,462
1.45%	6,572	113,834	435	75,367	56,896	46,842	49,683	6,818
1.50%	7,497	119,354	420	40,409	57,739	69,306	39,096	9,396
1.55%	19,570	560,023	3,697	109,058	231,335	216,571	134,670	38,806
1.60%	11,835	38,141	160	9,682	27,213	23,293	14,943	3,427
1.65%	6,529	150,757	730	40,684	77,801	113,840	46,064	14,932
1.70%	4,252	81,120	909	10,199	24,279	26,466	19,489	4,414
1.75%	3,904	1,194,797	2,653	93,665	240,053	130,254	100,285	8,332
1.80%	11,123	168,500	282	73,656	128,262	96,614	71,271	11,365
1.85%	2,574	57,951	1,259	14,374	24,713	52,716	25,456	1,097
1.90%	2,877	17,188	162	5,769	2,888	20,889	8,492	137
1.95%	2,097	168,717	7	10,398	28,589	35,697	21,584	3,702
2.00%	1,492	354,798	1,496	44,124	61,839	62,750	39,526	2,799
2.05%	2,550	52,205	-	6,267	6,402	76,078	12,903	6,910
2.10%	2,705	87,331	142	11,780	21,259	51,168	21,531	530
2.15%	1,047	287,685	55	14,004	22,767	44,661	12,511	1,156
2.20%	-	71,759	27	4,567	6,582	39,988	18,800	38
2.25%	524	86,239	-	3,135	7,635	33,729	3,363	1,724
2.30%	-	26,816	-	1,810	6,401	24,432	6,442	2,866
2.35%	-	653,027	-	1,249	12,970	33,742	8,914	484
2.40%	-	73,172	-	435	3,263	6,401	577	-
2.45%	-	33,447	-	3,712	2,623	8,724	2,267	3,299
2.50%	-	4,963	-	333	952	12,738	903	18
2.55%	-	51,816	-	1,249	4,844	4,397	855	135
2.60%	-	33,415	-	1,776	1,281	6,750	1,310	-
2.65%	-	1,627	857	1,110	-	1,356	297	-
2.70%	-	13,672	-	364	201	1,959	404	-
2.75%	-	4,061	-	741	-	1,874	-	-
2.80%	-	2,426	-	3,288	104	1,056	4,914	-
2.85%	-	516	-	-	-	392	-	-
2.90%	-	4,078	-	-	-	163	-	-
2.95%	-	620	-	-	747	790	14	-
3.00%	-	-	-	-	-	79	-	-
3.05%	-	565	-	-	-	-	86	-
3.10%	-	800	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	69	-	-	-	-	-	-
3.25%	-	152	-	-	-	-	-	-

Totals	$120,910	5,371,624	21,960	1,033,702	1,687,562	1,551,724	1,004,564	182,677

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	JACAS	JAGTS	JAGTS2	JARLCS	JAIGS	JAIGS2	JPMCVP	AMTB

0.65%	$-	-	-	-	-	15	-	77
0.75%	-	-	-	-	-	161	-	1,106
0.80%	3,071	47	448	1	486	5,663	122	219
0.85%	150	-	-	-	-	60	-	657
0.95%	9,443	-	-	4,157	89	26,046	-	9,283
1.05%	12,977	-	-	4,971	388	25,929	-	3,685
1.10%	2,069	-	-	660	86	17,380	-	58,243
1.15%	90,188	-	-	6,645	9,626	285,810	-	554,017
1.20%	834	-	-	113	-	728	-	5,431
1.25%	20,094	-	-	881	5,202	30,260	-	42,594
1.30%	330,444	22,066	49,361	894	81,792	626,616	92,315	411,928
1.35%	35,576	-	-	1,669	-	88,160	-	112,636
1.40%	109,641	13,607	7,011	153	38,317	177,258	37,780	273,113
1.45%	33,214	-	-	676	1,173	73,553	-	123,072
1.50%	14,610	-	-	6,377	1,868	39,789	-	101,700
1.55%	111,125	-	-	6,331	6,209	314,330	-	506,223
1.60%	9,011	-	-	381	5,155	20,470	-	18,030
1.65%	50,390	-	-	2,743	1,545	102,732	-	195,393
1.70%	21,648	-	-	2,361	4,027	36,722	-	93,738
1.75%	88,774	-	-	12,956	1,188	441,095	-	1,234,139
1.80%	36,780	-	-	3,550	5,035	103,781	-	170,742
1.85%	12,136	-	-	892	827	32,986	-	65,106
1.90%	20,261	-	-	256	-	22,933	-	22,958
1.95%	15,519	-	-	1,676	1,175	65,582	-	159,438
2.00%	29,703	-	-	1,502	-	94,291	-	564,981
2.05%	15,947	-	-	3,749	2,183	24,914	-	169,342
2.10%	18,286	-	-	460	940	49,208	-	68,741
2.15%	27,429	-	-	3,460	324	102,729	-	314,772
2.20%	19,300	-	-	605	-	27,165	-	119,261
2.25%	7,223	-	-	2,779	-	10,781	-	217,630
2.30%	10,569	-	-	174	-	10,203	-	16,835
2.35%	28,000	-	-	4,480	-	79,657	-	1,383,480
2.40%	9,482	-	-	675	-	23,543	-	102,482
2.45%	3,387	-	-	1,177	-	9,144	-	64,361
2.50%	2,444	-	-	19	-	967	-	3,360
2.55%	6,077	-	-	-	-	16,265	-	97,468
2.60%	3,331	-	-	1,963	-	2,239	-	69,401
2.65%	-	-	-	-	-	1,025	-	2,559
2.70%	897	-	-	-	-	2,701	-	22,530
2.75%	223	-	-	-	-	1,116	-	14,038
2.80%	630	-	-	-	-	1,177	-	2,948
2.85%	99	-	-	-	-	90	-	765
2.90%	-	-	-	-	-	1,004	-	6,256
2.95%	-	-	-	-	-	225	-	626
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	148	-	765
3.10%	-	-	-	-	-	395	-	212
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	34	-	18
3.25%	-	-	-	-	-	4	-	438

Totals	$1,210,982	35,720	56,820	79,386	167,635	2,997,084	130,217	7,406,797

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	MIGSC	MVFSC	VFLG2	VFLV2	MBVAG2	MBVCG2	VFMG2	GVAAA2

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	30
0.80%	-	148	-	-	-	-	-	263
0.85%	-	-	-	-	-	-	-	-
0.95%	157	735	-	-	-	-	-	172
1.05%	-	542	-	-	-	-	-	6,548
1.10%	659	12,218	-	-	-	-	-	153,508
1.15%	21,919	134,979	2,925	3,455	574	618	19,021	1,042,944
1.20%	1,138	794	-	-	-	-	-	1,046
1.25%	13,984	27,991	2,897	3,618	-	-	19,247	72,825
1.30%	282	83,287	-	-	-	-	-	131,199
1.35%	2,963	40,352	74	986	2,289	224	4,402	235,010
1.40%	2,644	60,071	116	92	-	-	274	232,758
1.45%	7,114	61,278	585	564	-	-	125	170,037
1.50%	30,321	48,302	902	556	-	-	64	209,861
1.55%	38,007	146,935	10	7	-	690	2,636	1,061,725
1.60%	6,082	10,550	2,293	2,846	-	-	19,719	68,220
1.65%	19,960	69,063	1,108	889	-	-	4,615	285,664
1.70%	8,252	21,180	590	1,412	-	-	10,390	159,033
1.75%	24,102	186,737	453	3,781	798	106	13,109	2,171,855
1.80%	20,296	68,569	-	-	-	-	-	289,663
1.85%	19,052	30,243	-	90	873	-	625	84,517
1.90%	3,038	19,223	796	104	-	-	599	25,886
1.95%	5,897	33,178	124	587	-	-	5,403	321,593
2.00%	10,980	48,987	-	-	-	-	220	578,791
2.05%	17,232	33,061	-	-	-	-	-	97,566
2.10%	8,989	38,733	39	-	-	-	-	146,660
2.15%	6,183	43,060	-	-	-	-	-	258,633
2.20%	4,309	15,733	-	83	-	-	638	100,841
2.25%	6,215	16,775	-	54	-	-	-	398,820
2.30%	5,023	11,820	-	-	-	-	-	38,400
2.35%	3,305	50,126	201	209	-	-	244	916,152
2.40%	580	9,510	-	12	-	-	-	70,150
2.45%	2,100	3,131	-	-	-	-	-	70,997
2.50%	965	3,659	-	-	-	-	-	74,338
2.55%	311	7,222	-	-	-	-	-	72,488
2.60%	111	8,170	-	-	-	-	343	21,463
2.65%	121	-	-	-	-	-	-	16,974
2.70%	240	3,918	-	-	-	-	-	14,634
2.75%	99	119	-	-	-	-	-	4,971
2.80%	27	563	-	-	-	-	-	7,933
2.85%	-	139	-	-	-	-	-	2,725
2.90%	-	-	-	-	-	-	-	2,615
2.95%	95	109	-	-	-	-	-	1,157
3.00%	-	-	-	-	-	-	-	86
3.05%	-	465	-	-	-	-	-	651
3.10%	-	-	-	-	-	-	-	48
3.15%	60	70	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-

Totals	$292,812	1,351,745	13,113	19,345	4,534	1,638	101,674	9,621,450

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVABD2	GVAGG2	GVAGR2	GVAGI2	NVCRA2	NVCRB2	NVCCA2	NVCCN2

0.65%	$-	-	5	-	-	-	-	-
0.75%	32	95	77	30	-	-	-	-
0.80%	331	330	1,051	108	6	-	60	1
0.85%	-	-	22	-	-	-	-	-
0.95%	5,932	1,251	1,888	410	-	-	-	-
1.05%	5,753	2,739	3,233	854	-	-	-	-
1.10%	51,405	7,846	24,612	45,958	1,045	7,610	9,084	1,249
1.15%	246,460	106,496	202,871	139,392	2,716	25,821	54,188	26,559
1.20%	2,326	1,284	955	1,311	-	-	-	-
1.25%	30,502	17,560	24,469	15,867	557	502	6,910	1,489
1.30%	113,286	117,712	148,908	30,993	3,885	2,611	4,451	3,509
1.35%	54,695	43,733	77,761	38,266	110	7,231	26,071	8,419
1.40%	77,129	51,230	66,630	13,661	1,743	2,397	651	3,175
1.45%	90,330	33,285	42,560	43,552	1,829	5,062	5,472	4,320
1.50%	44,323	33,146	59,152	32,721	904	3,429	5,071	1,968
1.55%	283,540	115,080	266,753	186,272	2,699	34,459	47,458	16,641
1.60%	19,625	10,117	27,804	14,146	-	-	-	40
1.65%	110,146	31,867	73,721	55,733	346	17,910	11,390	8,227
1.70%	101,313	28,113	32,462	77,457	178	14,186	46,593	89
1.75%	632,044	170,874	409,718	449,865	1,951	99,934	186,030	39,775
1.80%	90,155	63,104	85,079	67,253	2,168	5,757	9,145	12,195
1.85%	46,250	9,791	21,961	32,060	143	6,310	13,616	1,438
1.90%	11,868	3,729	5,313	10,241	520	5,356	16,918	1,231
1.95%	68,411	19,601	51,007	49,046	330	10,791	24,602	11,834
2.00%	130,888	36,828	86,386	103,390	2,163	13,806	10,992	26,809
2.05%	103,299	8,035	14,739	82,471	41	19,302	10,121	1,658
2.10%	42,327	12,816	44,269	22,892	1,743	6,553	5,313	32,213
2.15%	183,243	12,681	65,617	160,960	-	32,618	47,152	1,392
2.20%	32,737	6,163	20,595	30,137	2,475	10,325	26,776	4,566
2.25%	423,154	5,550	18,077	390,095	-	91,616	13,704	9,204
2.30%	12,490	3,335	11,564	13,429	15	2,726	22,693	875
2.35%	891,087	14,855	59,725	821,444	372	283,024	76,466	14,412
2.40%	34,912	1,357	10,430	31,132	-	12,842	5,870	805
2.45%	50,539	1,763	5,521	46,590	-	26,335	3,349	6
2.50%	75,166	1,269	2,607	72,322	-	116,134	14,280	4,345
2.55%	56,286	2,136	6,576	52,516	-	22,035	2,832	89
2.60%	24,381	2,437	3,248	18,774	225	2,645	-	-
2.65%	16,484	557	1,124	15,762	-	-	-	57
2.70%	13,414	69	1,572	12,009	-	7,197	2,057	150
2.75%	1,219	27	588	1,174	-	2,336	-	-
2.80%	7,732	406	627	6,294	-	-	-	-
2.85%	2,890	-	3	2,760	-	1,606	222	-
2.90%	1,769	644	1,985	1,693	-	-	-	-
2.95%	1,242	20	111	1,172	-	187	278	134
3.00%	89	-	-	89	-	-	-	-
3.05%	671	114	368	661	-	602	-	-
3.10%	47	-	197	50	-	488	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	16	-	-	-	-	-
3.25%	-	-	1	-	-	-	-	-

Totals	$4,191,922	980,045	1,983,958	3,193,012	28,164	901,743	709,815	238,874

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	HIBF	HIBF3	GEM

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	93	-	1	-	-	-	264	59
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	1,060	8,028	-
1.05%	-	-	-	-	723	349	6,181	-
1.10%	10,255	9,473	5,478	-	59	470	923	-
1.15%	71,673	76,384	28,522	-	1,920	25,267	110,256	-
1.20%	-	-	282	-	-	1,353	288	-
1.25%	5,028	4,489	3,929	-	-	14,510	15,419	-
1.30%	10,995	5,495	2,550	1,351	27	34	23,011	7,565
1.35%	13,870	20,632	2,810	-	168	8,550	30,445	-
1.40%	2,136	3,560	262	233	1,033	1,777	18,672	5,517
1.45%	24,722	15,001	2,479	-	304	6,689	34,042	-
1.50%	4,943	9,891	4,028	-	662	8,197	22,864	-
1.55%	75,534	96,220	20,077	-	757	38,554	72,270	-
1.60%	449	-	361	-	-	4,462	7,299	-
1.65%	36,553	27,984	7,846	-	375	22,926	42,773	-
1.70%	13,561	2,536	3,431	-	836	6,414	6,509	-
1.75%	175,280	151,390	39,281	-	1,318	10,042	43,218	-
1.80%	9,066	8,783	6,926	-	992	18,015	25,893	-
1.85%	3,594	8,459	4,274	-	268	10,798	7,081	-
1.90%	7,100	802	1,428	-	32	3,400	3,727	-
1.95%	21,360	14,522	3,102	-	99	1,082	7,983	-
2.00%	22,583	47,106	16,454	-	810	3,015	15,180	-
2.05%	4,427	2,766	973	-	63	1,214	6,932	-
2.10%	4,995	5,362	3,661	-	267	3,998	6,564	-
2.15%	18,030	15,420	9,791	-	88	1,651	2,848	-
2.20%	9,594	18,237	3,222	-	247	1,251	2,976	-
2.25%	1,203	215	10,688	-	-	-	5,198	-
2.30%	1,870	8,914	3,418	-	77	52	2,502	-
2.35%	24,036	10,884	12,939	-	501	908	1,087	-
2.40%	9,489	1,427	5,087	-	38	-	312	-
2.45%	92	1,878	-	-	-	-	465	-
2.50%	1,449	163	4,805	-	128	-	-	-
2.55%	1,158	-	251	-	-	-	201	-
2.60%	-	989	467	-	-	-	-	-
2.65%	273	-	376	-	-	-	5	-
2.70%	-	89	3,360	-	15	-	124	-
2.75%	-	-	114	-	-	-	283	-
2.80%	-	-	-	-	-	-	4	-
2.85%	-	-	228	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	58	-	1,190	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-

Totals	$585,469	569,071	214,091	1,584	11,807	196,038	531,827	13,141

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	GEM2	GEM3	GEM6	GVGU2	GVGU	GIG	GIG3	NVIE6

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	72	-	-	-	-	-
0.80%	-	5,001	-	-	224	65	1,200	-
0.85%	-	-	1	-	-	-	-	-
0.95%	-	-	2,202	38	-	-	-	-
1.05%	-	-	2,498	-	-	-	-	123
1.10%	288	-	3,101	-	-	-	-	65
1.15%	16,111	-	208,257	1,339	-	-	-	2,118
1.20%	-	-	381	-	-	-	-	-
1.25%	2,615	-	21,050	1,902	-	-	-	276
1.30%	-	647,364	11	-	75,932	327	259,073	174
1.35%	-	-	51,966	-	-	-	-	569
1.40%	3,017	170,627	16,257	121	35,182	847	112,807	878
1.45%	2,145	-	49,882	215	-	-	-	1,684
1.50%	1,301	-	34,520	69	-	-	-	942
1.55%	11,903	-	225,202	1,824	-	-	-	3,009
1.60%	2,093	-	16,416	-	-	-	-	97
1.65%	3,222	-	61,759	258	-	-	-	337
1.70%	1,266	-	16,047	653	-	-	-	919
1.75%	1,420	-	96,562	43	-	-	-	3,704
1.80%	6,657	-	73,280	1,477	-	-	-	130
1.85%	3,710	-	18,131	534	-	-	-	1,165
1.90%	1,466	-	11,081	1,083	-	-	-	183
1.95%	1,254	-	31,938	-	-	-	-	705
2.00%	73	-	47,651	-	-	-	-	1,064
2.05%	1,674	-	7,369	-	-	-	-	633
2.10%	1,623	-	34,977	702	-	-	-	212
2.15%	1,299	-	22,164	-	-	-	-	194
2.20%	199	-	14,340	-	-	-	-	62
2.25%	1,097	-	8,449	-	-	-	-	135
2.30%	-	-	7,149	-	-	-	-	327
2.35%	-	-	1,299	-	-	-	-	932
2.40%	-	-	2,554	-	-	-	-	125
2.45%	561	-	35,676	-	-	-	-	944
2.50%	-	-	836	-	-	-	-	131
2.55%	-	-	27,670	-	-	-	-	4
2.60%	-	-	-	-	-	-	-	9
2.65%	-	-	713	-	-	-	-	-
2.70%	-	-	94	-	-	-	-	-
2.75%	-	-	908	-	-	-	-	-
2.80%	-	-	6,546	-	-	-	-	5
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-

Totals	$64,994	822,992	1,159,009	10,258	111,338	1,239	373,080	21,855

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	GEF3	GVGF2	GVGFS	GBF	CAF	GVGH2	GVGHS	GVGH6

0.65%	$-	-	-	111	-	-	-	-
0.75%	-	-	-	1,373	-	-	-	-
0.80%	468	-	302	3,175	6,052	-	123	-
0.85%	-	-	-	1,519	-	-	-	3
0.95%	-	276	-	13,677	-	302	-	911
1.05%	-	24	-	10,033	-	-	-	1,384
1.10%	-	-	-	67,018	-	68	-	682
1.15%	-	2,585	-	896,737	-	2,885	-	36,556
1.20%	-	552	-	5,726	-	-	-	51
1.25%	-	1,784	-	89,763	-	5,273	-	5,584
1.30%	44,650	-	26,227	1,447,849	451,641	-	54,176	61
1.35%	-	32	-	206,652	-	-	-	8,682
1.40%	18,460	279	8,713	795,852	153,060	177	21,139	1,756
1.45%	-	777	-	197,767	-	804	-	12,125
1.50%	-	259	-	157,121	-	1,278	-	8,476
1.55%	-	1,511	-	760,926	-	3,614	-	42,900
1.60%	-	473	-	36,116	-	240	-	5,010
1.65%	-	504	-	290,250	-	1,339	-	24,883
1.70%	-	145	-	107,392	-	1,446	-	9,688
1.75%	-	269	-	1,672,980	-	520	-	23,159
1.80%	-	4,993	-	286,711	-	4,656	-	25,827
1.85%	-	87	-	88,019	-	1,885	-	6,089
1.90%	-	-	-	24,996	-	231	-	1,830
1.95%	-	62	-	211,165	-	69	-	6,344
2.00%	-	30	-	652,406	-	-	-	9,239
2.05%	-	-	-	86,473	-	323	-	2,154
2.10%	-	112	-	130,393	-	211	-	9,291
2.15%	-	9	-	416,722	-	8	-	1,646
2.20%	-	-	-	204,715	-	182	-	4,296
2.25%	-	-	-	226,940	-	-	-	263
2.30%	-	-	-	35,160	-	-	-	1,276
2.35%	-	-	-	1,465,440	-	-	-	218
2.40%	-	-	-	127,337	-	46	-	1,944
2.45%	-	-	-	74,995	-	-	-	288
2.50%	-	-	-	4,848	-	-	-	40
2.55%	-	-	-	106,459	-	-	-	-
2.60%	-	-	-	72,255	-	-	-	141
2.65%	-	-	-	4,967	-	-	-	-
2.70%	-	-	-	26,122	-	-	-	-
2.75%	-	-	-	20,926	-	-	-	-
2.80%	-	-	-	3,853	-	-	-	-
2.85%	-	-	-	805	-	-	-	-
2.90%	-	-	-	7,529	-	-	-	-
2.95%	-	-	-	957	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	580	-	-	-	-
3.10%	-	-	-	746	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	64	-	-	-	-
3.25%	-	-	-	451	-	-	-	-

Totals	$63,578	14,763	35,242	11,044,071	610,753	25,557	75,438	252,797

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVIX8	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	BF	NVLCP2

0.65%	$-	-	262	312	321	80	-	-
0.75%	-	-	-	396	123	445	-	-
0.80%	117	4,015	131	4,821	5,072	3,722	60	-
0.85%	1	331	-	182	263	1	-	-
0.95%	964	1,246	1,517	10,582	8,733	3,287	-	-
1.05%	1,692	2,211	1,264	6,041	12,136	1,624	-	-
1.10%	305	4,216	18,320	125,701	89,368	23,711	-	130
1.15%	12,685	256,867	315,477	2,552,291	2,271,651	781,630	-	1,459
1.20%	24	3,986	3,338	24,779	40,329	1,582	-	-
1.25%	537	50,140	42,911	339,273	232,616	139,209	-	7
1.30%	15,707	175,117	96,629	534,470	451,165	144,553	32,016	494
1.35%	5,368	72,140	49,046	676,440	519,219	207,452	-	75
1.40%	8,502	92,812	121,347	646,326	463,768	187,517	8,230	25
1.45%	12,507	54,819	88,443	369,970	286,319	219,084	-	10
1.50%	3,853	84,924	38,790	387,563	263,072	138,830	-	-
1.55%	13,628	219,908	341,609	2,051,023	1,954,898	601,183	-	2,395
1.60%	2,098	30,669	23,837	209,594	105,237	49,638	-	-
1.65%	2,926	688,736	195,086	1,690,831	1,679,863	310,606	-	216
1.70%	1,535	84,766	26,518	365,957	247,596	67,083	-	72
1.75%	12,556	1,072,076	343,554	6,048,262	6,001,122	1,151,324	-	2,089
1.80%	8,644	91,446	265,997	785,449	594,323	381,104	-	263
1.85%	739	188,372	53,073	417,461	474,606	125,673	-	15
1.90%	20	340,912	56,725	362,436	421,363	138,954	-	157
1.95%	7,441	359,539	50,868	1,053,430	1,263,521	183,311	-	783
2.00%	13,527	599,645	251,924	4,253,819	1,356,527	693,695	-	504
2.05%	1,822	487,483	36,885	730,759	775,020	163,539	-	93
2.10%	7,659	262,003	68,048	468,137	630,996	83,541	-	28
2.15%	5,582	561,960	49,406	2,184,173	1,943,866	387,811	-	116
2.20%	949	100,668	77,611	799,686	338,769	106,534	-	262
2.25%	593	1,055,007	44,814	1,080,996	875,716	566,999	-	193
2.30%	303	233,098	20,156	183,918	320,785	30,304	-	57
2.35%	3,252	1,130,362	122,641	6,584,483	1,913,395	1,727,903	-	1,547
2.40%	331	86,358	22,670	407,453	338,011	103,739	-	49
2.45%	-	280,191	24,021	247,694	194,988	70,921	-	-
2.50%	250	46,182	9,062	186,847	123,646	36,662	-	73
2.55%	-	262,521	13,081	702,886	281,753	102,812	-	-
2.60%	245	174,060	15,721	265,581	134,264	30,300	-	-
2.65%	-	41,333	252	17,251	45,520	74	-	-
2.70%	-	80,632	3,713	221,344	87,855	69,749	-	961
2.75%	21	9,337	224	21,625	25,804	2,570	-	-
2.80%	-	45,841	-	24,943	34,225	11,882	-	-
2.85%	-	3,607	-	13,103	3,414	965	-	-
2.90%	-	25,909	3,276	54,702	47,131	8,426	-	-
2.95%	-	2,404	-	12,208	6,584	6,587	-	-
3.00%	-	13,215	-	401	33,725	1,314	-	-
3.05%	-	9,368	-	2,491	13,806	26	-	-
3.10%	-	8,053	-	12,576	11,495	-	-	-
3.15%	-	-	-	-	1,181	-	-	-
3.20%	-	-	-	-	-	153	-	-
3.25%	-	-	-	10,278	1,034	-	-	-

Totals	$146,383	9,398,485	2,898,247	37,150,944	26,926,194	9,068,109	40,306	12,073

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	SGRF	SGRF2	MCIF	SAM	NVMIG3	NVMIG6	GVDIV2	GVDIV3

0.65%	$-	-	-	11	-	64	-	-
0.75%	-	-	-	350	-	574	-	-
0.80%	228	-	2,960	31,143	1	-	-	814
0.85%	-	-	-	124	-	381	-	-
0.95%	-	2,997	1,336	11,443	-	-	754	-
1.05%	-	2,319	2,543	5,503	-	-	74	-
1.10%	-	21,604	2,364	29,391	-	19,394	-	-
1.15%	-	239,768	113,106	670,633	-	197,602	4,906	-
1.20%	-	1,790	1,589	840	-	1,410	-	-
1.25%	-	21,820	33,502	121,950	-	9,225	1,058	-
1.30%	94,300	2,349	521,868	2,955,573	10,073	2,449	-	156,727
1.35%	-	62,102	34,307	191,800	-	44,236	-	-
1.40%	28,531	24,650	181,374	1,638,254	1,554	21,292	661	70,846
1.45%	-	39,675	34,655	313,850	-	30,798	856	-
1.50%	-	40,373	15,218	287,750	-	28,542	1,132	-
1.55%	-	231,432	109,935	811,307	-	185,546	8,233	-
1.60%	-	8,157	17,329	46,131	-	5,469	285	-
1.65%	-	85,182	61,639	311,890	-	55,865	1,322	-
1.70%	-	35,185	16,696	95,093	-	26,751	167	-
1.75%	-	569,945	59,956	635,949	-	513,520	167	-
1.80%	-	67,985	51,241	568,056	-	52,104	2,068	-
1.85%	-	26,974	15,202	112,573	-	17,915	1,384	-
1.90%	-	9,219	5,990	49,787	-	5,167	567	-
1.95%	-	79,749	23,554	142,006	-	67,851	240	-
2.00%	-	166,523	46,969	440,373	-	158,885	-	-
2.05%	-	26,625	39,000	105,619	-	18,340	2,158	-
2.10%	-	40,990	13,080	145,872	-	31,897	856	-
2.15%	-	153,072	17,858	161,547	-	134,997	135	-
2.20%	-	36,628	7,440	174,560	-	32,267	50	-
2.25%	-	49,713	8,485	94,395	-	43,179	-	-
2.30%	-	10,835	7,428	48,722	-	5,566	7	-
2.35%	-	306,203	12,976	234,684	-	327,911	-	-
2.40%	-	39,733	2,731	40,065	-	35,127	-	-
2.45%	-	18,899	981	81,417	-	16,795	-	-
2.50%	-	4,025	1,030	10,027	-	1,326	-	-
2.55%	-	24,655	2,453	66,686	-	26,023	-	-
2.60%	-	13,948	427	17,372	-	14,823	-	-
2.65%	-	860	679	5,648	-	746	-	-
2.70%	-	6,604	648	6,344	-	6,453	-	-
2.75%	-	2,473	80	14,593	-	2,387	-	-
2.80%	-	675	4,703	9,105	-	704	-	-
2.85%	-	214	-	186	-	241	-	-
2.90%	-	2,109	-	1,607	-	2,157	-	-
2.95%	-	313	163	136	-	344	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	198	288	310	-	225	-	-
3.10%	-	445	-	-	-	437	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	39	-	-	-	38	-	-
3.25%	-	57	-	69	-	111	-	-

Totals	$123,059	2,479,111	1,473,783	10,690,744	11,628	2,147,134	27,080	228,387

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVDIV6	NVMLG1	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF

0.65%	$28	-	-	-	-	26	56	-
0.75%	252	-	-	-	-	222	457	-
0.80%	-	16	-	13	-	-	-	235
0.85%	162	-	-	-	-	172	310	-
0.95%	6,287	-	-	-	-	-	-	-
1.05%	4,415	-	-	-	-	-	-	-
1.10%	24,477	-	1	29	-	8,143	16,518	-
1.15%	295,061	-	461	1,914	-	78,203	164,440	-
1.20%	2,497	-	-	-	-	621	1,212	-
1.25%	22,112	-	9	2	-	3,808	7,775	-
1.30%	3,636	57	18	161	3,850	1,035	10,006	80,407
1.35%	66,391	-	177	76	-	17,326	36,765	-
1.40%	33,861	2	-	119	559	8,732	18,937	19,600
1.45%	51,779	-	-	1	-	12,362	25,558	-
1.50%	53,991	-	-	68	-	11,672	23,994	-
1.55%	288,245	-	395	628	-	71,855	153,769	-
1.60%	14,021	-	124	213	-	2,250	4,562	-
1.65%	88,407	-	50	721	-	23,301	46,923	-
1.70%	42,407	-	8	30	-	11,340	22,847	-
1.75%	608,788	-	571	7,743	-	204,889	434,001	-
1.80%	88,100	-	71	360	-	20,647	43,381	-
1.85%	27,060	-	25	451	-	7,734	15,160	-
1.90%	10,849	-	47	59	-	2,086	4,399	-
1.95%	82,988	-	-	7	-	26,552	57,087	-
2.00%	194,360	-	35	1,045	-	70,249	135,720	-
2.05%	34,715	-	38	97	-	7,874	16,034	-
2.10%	45,386	-	52	132	-	11,651	26,370	-
2.15%	142,569	-	-	-	-	54,055	115,675	-
2.20%	38,807	-	-	256	-	14,252	27,659	-
2.25%	53,386	-	16	206	-	23,179	41,343	-
2.30%	12,768	-	68	13	-	2,171	4,665	-
2.35%	373,715	-	145	335	-	162,833	294,417	-
2.40%	36,692	-	1	-	-	14,709	30,067	-
2.45%	22,297	-	-	-	-	7,970	15,285	-
2.50%	1,700	-	58	211	-	551	1,120	-
2.55%	80,917	-	-	17	-	12,374	22,901	-
2.60%	18,294	-	27	-	-	7,579	13,472	-
2.65%	1,342	-	-	-	-	318	623	-
2.70%	7,174	-	-	18	-	2,903	5,662	-
2.75%	2,743	-	-	3	-	1,044	1,912	-
2.80%	2,414	-	-	-	-	342	637	-
2.85%	233	-	-	-	-	113	207	-
2.90%	3,173	-	-	-	-	918	1,873	-
2.95%	299	-	-	-	-	124	281	-
3.00%	-	-	-	-	-	-	-	-
3.05%	201	-	-	-	-	90	198	-
3.10%	393	-	-	-	-	130	357	-
3.15%	-	-	-	-	-	-	-	-
3.20%	34	-	-	-	-	11	31	-
3.25%	101	-	-	-	-	61	107	-

Totals	$2,889,527	75	2,397	14,928	4,409	908,477	1,844,773	100,242

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	SCGF2	SCVF	SCVF2	SCF	SCF2	TRF	TRF2	GVUSL

0.65%	$-	-	-	-	5	-	94	-
0.75%	-	-	-	-	16	-	661	-
0.80%	-	4,037	-	8,246	-	27,628	-	874
0.85%	-	-	32	-	50	-	490	-
0.95%	222	-	1,124	-	4,808	-	111	-
1.05%	-	-	1,038	-	2,352	-	161	-
1.10%	867	-	804	-	10,182	-	59,058	-
1.15%	39,720	-	62,113	-	192,344	-	617,314	-
1.20%	-	-	211	-	1,435	-	4,642	-
1.25%	7,409	-	26,019	-	46,198	-	35,027	-
1.30%	55	521,526	-	1,059,623	3,165	2,118,341	7,969	54,482
1.35%	6,606	-	20,634	-	71,865	-	140,126	-
1.40%	2,079	199,924	4,972	510,742	13,571	828,336	67,381	12,877
1.45%	10,745	-	19,606	-	53,913	-	96,379	-
1.50%	8,840	-	9,412	-	39,271	-	97,872	-
1.55%	56,412	-	65,892	-	144,359	-	576,734	-
1.60%	2,188	-	6,415	-	12,350	-	22,542	-
1.65%	12,396	-	20,142	-	62,263	-	177,596	-
1.70%	9,687	-	5,561	-	41,484	-	84,014	-
1.75%	26,556	-	32,234	-	229,705	-	1,568,039	-
1.80%	31,323	-	22,221	-	55,919	-	164,941	-
1.85%	6,470	-	9,376	-	17,561	-	60,178	-
1.90%	4,900	-	4,598	-	12,595	-	20,351	-
1.95%	6,681	-	10,275	-	36,689	-	206,536	-
2.00%	23,441	-	12,947	-	79,888	-	515,520	-
2.05%	3,052	-	5,386	-	15,591	-	59,970	-
2.10%	3,191	-	6,437	-	15,593	-	95,615	-
2.15%	3,746	-	3,165	-	48,427	-	416,075	-
2.20%	2,652	-	2,028	-	20,259	-	103,432	-
2.25%	2,445	-	2,637	-	6,538	-	146,649	-
2.30%	782	-	3,312	-	6,140	-	19,984	-
2.35%	4,141	-	825	-	125,775	-	1,131,312	-
2.40%	599	-	346	-	11,644	-	110,437	-
2.45%	45	-	881	-	3,428	-	54,270	-
2.50%	37	-	60	-	550	-	3,891	-
2.55%	286	-	6	-	13,875	-	89,004	-
2.60%	152	-	195	-	5,573	-	53,145	-
2.65%	181	-	-	-	632	-	2,399	-
2.70%	-	-	75	-	2,370	-	22,184	-
2.75%	-	-	-	-	496	-	7,357	-
2.80%	10,736	-	-	-	1,972	-	2,309	-
2.85%	-	-	-	-	156	-	820	-
2.90%	-	-	2	-	1,033	-	6,846	-
2.95%	-	-	-	-	28	-	1,012	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	23	-	608	-
3.10%	-	-	-	-	-	-	1,098	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	95	-
3.25%	-	-	-	-	23	-	316	-

Totals	$288,642	725,487	360,981	1,578,611	1,412,114	2,974,305	6,852,564	68,233

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVSTB2	GGTC	GGTC2	GGTC3

0.65%	$-	-	-	84	-	-	-	-
0.75%	-	-	-	675	-	-	-	-
0.80%	-	-	-	-	-	14	-	429
0.85%	-	-	-	524	-	-	-	-
0.95%	-	94	-	-	-	-	43	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	15	-	19,430	529	-	-	-
1.15%	-	189	-	184,217	7,235	-	3,214	-
1.20%	-	-	-	1,472	-	-	-	-
1.25%	-	-	-	8,987	512	-	2,703	-
1.30%	267	16	8,674	2,449	4,125	2,485	-	41,960
1.35%	-	116	-	40,640	821	-	-	-
1.40%	46	35	1,239	20,894	1,175	398	284	11,726
1.45%	-	144	-	28,757	1,744	-	455	-
1.50%	-	91	-	27,720	794	-	598	-
1.55%	-	1,652	-	168,657	5,979	-	1,483	-
1.60%	-	-	-	7,472	496	-	172	-
1.65%	-	567	-	53,127	2,426	-	805	-
1.70%	-	161	-	26,113	1,361	-	328	-
1.75%	-	1,311	-	483,932	7,647	-	297	-
1.80%	-	57	-	48,819	632	-	756	-
1.85%	-	86	-	17,278	1,858	-	463	-
1.90%	-	76	-	4,530	673	-	1,087	-
1.95%	-	141	-	62,864	2,470	-	771	-
2.00%	-	73	-	165,539	5,823	-	54	-
2.05%	-	17	-	18,327	5,576	-	71	-
2.10%	-	436	-	27,550	1,653	-	97	-
2.15%	-	37	-	127,117	1,691	-	464	-
2.20%	-	101	-	32,945	1,531	-	-	-
2.25%	-	57	-	52,144	1,664	-	-	-
2.30%	-	-	-	5,371	889	-	-	-
2.35%	-	437	-	380,018	4,909	-	-	-
2.40%	-	33	-	34,082	1,300	-	-	-
2.45%	-	103	-	18,322	2,761	-	418	-
2.50%	-	33	-	1,176	2,737	-	-	-
2.55%	-	47	-	29,073	266	-	-	-
2.60%	-	-	-	17,693	202	-	-	-
2.65%	-	67	-	791	284	-	-	-
2.70%	-	-	-	6,864	817	-	-	-
2.75%	-	3	-	2,117	208	-	-	-
2.80%	-	-	-	789	48	-	-	-
2.85%	-	-	-	271	3	-	-	-
2.90%	-	-	-	2,194	7	-	-	-
2.95%	-	-	-	304	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	211	-	-	-	-
3.10%	-	-	-	322	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	28	-	-	-	-
3.25%	-	-	-	142	-	-	-	-

Totals	$313	6,195	9,913	2,132,031	72,846	2,897	14,563	54,115

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	GGTC6	GVUG2	GVUGL	EIF2	MSBF	NVRE1	NVRE2	AMTG

0.65%	$-	-	-	9	-	-	-	-
0.75%	-	-	-	130	-	-	-	-
0.80%	-	-	71	178	584	3	-	2,686
0.85%	-	-	-	75	-	-	-	-
0.95%	213	155	-	421	6,299	-	186	-
1.05%	512	-	-	488	5,875	-	-	-
1.10%	566	609	-	23,162	3,378	-	24	-
1.15%	22,334	34,518	-	287,998	92,322	-	2,738	-
1.20%	49	-	-	1,675	108	-	-	-
1.25%	3,753	6,286	-	30,543	26,277	-	290	-
1.30%	7	-	46,595	73,213	143,764	2,830	-	1,167,962
1.35%	3,397	13,808	-	60,710	26,930	-	490	-
1.40%	1,428	3,674	24,799	47,604	88,778	1,610	72	225,789
1.45%	4,182	9,478	-	49,614	44,178	-	469	-
1.50%	4,223	12,119	-	92,223	13,235	-	946	-
1.55%	25,379	52,833	-	291,041	82,490	-	2,174	-
1.60%	1,754	4,901	-	18,878	8,131	-	135	-
1.65%	5,274	21,501	-	92,790	39,554	-	215	-
1.70%	2,773	3,010	-	64,425	14,071	-	207	-
1.75%	12,837	42,699	-	645,966	84,264	-	1,844	-
1.80%	9,562	27,444	-	97,049	44,709	-	436	-
1.85%	945	5,620	-	37,896	14,888	-	221	-
1.90%	1,843	4,577	-	18,855	6,184	-	-	-
1.95%	11,267	7,075	-	94,431	19,384	-	36	-
2.00%	6,532	8,568	-	208,215	25,036	-	351	-
2.05%	746	8,801	-	33,437	10,625	-	91	-
2.10%	6,206	4,575	-	59,093	7,008	-	628	-
2.15%	6,958	7,732	-	161,916	11,057	-	27	-
2.20%	4,888	8,465	-	52,083	3,272	-	203	-
2.25%	414	2,278	-	44,567	15,821	-	-	-
2.30%	673	1,805	-	20,825	2,027	-	-	-
2.35%	677	2,993	-	337,446	44,102	-	578	-
2.40%	2,163	2,855	-	38,140	2,277	-	37	-
2.45%	2,311	2,959	-	18,155	5,440	-	63	-
2.50%	383	5,256	-	5,416	1,503	-	91	-
2.55%	1,100	3,560	-	29,813	476	-	-	-
2.60%	-	463	-	15,309	4,624	-	-	-
2.65%	358	-	-	2,838	-	-	-	-
2.70%	277	323	-	6,820	680	-	-	-
2.75%	873	3	-	4,437	109	-	-	-
2.80%	180	232	-	3,691	539	-	99	-
2.85%	-	-	-	228	7	-	-	-
2.90%	-	2	-	2,375	-	-	-	-
2.95%	-	159	-	489	37	-	-	-
3.00%	-	-	-	148	-	-	-	-
3.05%	-	-	-	185	-	-	-	-
3.10%	-	-	-	471	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	40	-	-	-	-
3.25%	-	-	-	61	-	-	-	-

Totals	$147,037	311,336	71,465	3,075,572	900,043	4,443	12,651	1,396,437

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	AMGP	AMINS	AMMCGS	AMTP	AMRS	AMFAS	AMSRS	OVMS

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	15	-
0.80%	567	53	-	4,018	128	72	83	2,046
0.85%	-	-	-	-	-	-	21	-
0.95%	-	394	1,378	-	-	380	8,999	-
1.05%	-	226	2,289	-	-	152	7,422	-
1.10%	-	23,659	202	-	5,288	597	45,829	-
1.15%	-	255,076	18,532	-	25,439	6,507	461,080	-
1.20%	-	1,580	-	-	33	48	3,036	-
1.25%	-	15,362	9,216	-	4,156	3,093	28,650	-
1.30%	109,525	30,152	77	1,136,034	13,228	3,063	87,618	819,306
1.35%	-	58,671	-	-	13,779	1,978	106,409	-
1.40%	49,966	38,831	1,355	706,185	6,369	3,528	68,299	412,958
1.45%	-	45,272	14,474	-	7,847	4,436	83,422	-
1.50%	-	40,513	2,533	-	3,498	2,913	80,769	-
1.55%	-	260,250	19,743	-	31,777	10,997	423,529	-
1.60%	-	9,651	2,624	-	1,806	2,876	16,956	-
1.65%	-	72,455	9,193	-	10,359	6,561	151,259	-
1.70%	-	32,533	3,660	-	2,740	2,424	59,369	-
1.75%	-	651,204	4,969	-	27,977	10,267	1,137,184	-
1.80%	-	73,416	10,132	-	7,296	2,739	125,720	-
1.85%	-	24,395	4,529	-	2,838	1,499	45,548	-
1.90%	-	6,561	2,183	-	538	1,769	19,061	-
1.95%	-	88,956	2,238	-	6,864	5,748	145,093	-
2.00%	-	206,704	861	-	6,723	3,786	374,015	-
2.05%	-	22,294	2,616	-	2,915	2,505	50,751	-
2.10%	-	43,815	532	-	834	1,379	69,908	-
2.15%	-	165,648	1,016	-	11,277	2,115	287,210	-
2.20%	-	42,970	2,321	-	1,408	1,701	82,381	-
2.25%	-	48,189	746	-	1,891	274	109,855	-
2.30%	-	10,131	966	-	1,358	740	19,882	-
2.35%	-	391,193	41	-	6,521	1,655	806,438	-
2.40%	-	42,966	116	-	948	355	83,644	-
2.45%	-	19,122	348	-	1,400	24	39,205	-
2.50%	-	1,654	171	-	313	131	5,004	-
2.55%	-	30,638	-	-	633	45	64,535	-
2.60%	-	18,298	-	-	300	-	39,453	-
2.65%	-	1,002	-	-	-	-	1,939	-
2.70%	-	8,081	-	-	1	-	15,921	-
2.75%	-	3,213	-	-	-	-	4,988	-
2.80%	-	767	54	-	-	28	1,761	-
2.85%	-	249	-	-	-	-	515	-
2.90%	-	2,701	-	-	-	-	4,855	-
2.95%	-	397	-	-	24	-	662	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	230	-	-	-	-	387	-
3.10%	-	558	-	-	-	-	746	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	49	-	-	-	-	65	-
3.25%	-	78	-	-	-	-	189	-

Totals	$160,058	2,790,157	119,115	1,846,237	208,506	86,385	5,169,680	1,234,310

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	OVCAFS	OVGR	OVB	OVGS3	OVGS4	OVGS	OVGSS	OVHI3

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	1,672	1,598	1,175	-	1,605	-	80
0.85%	-	-	-	-	-	-	-	-
0.95%	917	-	-	-	9,637	-	7	-
1.05%	934	-	-	-	7,693	-	224	-
1.10%	2,660	-	-	-	7,627	-	516	-
1.15%	125,403	-	-	-	235,897	-	34,323	-
1.20%	1,710	-	-	-	1,702	-	769	-
1.25%	39,753	-	-	-	51,608	-	37,264	-
1.30%	755	670,204	681,987	919,698	1,434	1,567,890	2,878	3,684
1.35%	25,371	-	-	-	104,796	-	-	-
1.40%	9,476	218,027	436,266	213,237	23,227	891,447	3,975	4,884
1.45%	49,955	-	-	-	79,487	-	14,919	-
1.50%	29,545	-	-	-	42,169	-	9,394	-
1.55%	117,742	-	-	-	168,345	-	34,690	-
1.60%	12,023	-	-	-	14,453	-	2,415	-
1.65%	59,218	-	-	-	88,994	-	18,955	-
1.70%	13,294	-	-	-	12,964	-	4,234	-
1.75%	82,835	-	-	-	112,977	-	7,366	-
1.80%	66,097	-	-	-	62,805	-	25,015	-
1.85%	21,648	-	-	-	23,715	-	7,568	-
1.90%	8,029	-	-	-	4,993	-	3,462	-
1.95%	17,757	-	-	-	20,361	-	1,618	-
2.00%	33,541	-	-	-	34,006	-	1,051	-
2.05%	32,062	-	-	-	7,152	-	2,958	-
2.10%	14,983	-	-	-	21,002	-	4,350	-
2.15%	24,990	-	-	-	11,329	-	1,526	-
2.20%	13,568	-	-	-	20,941	-	-	-
2.25%	14,826	-	-	-	2,351	-	152	-
2.30%	4,599	-	-	-	4,301	-	259	-
2.35%	16,694	-	-	-	2,198	-	-	-
2.40%	6,633	-	-	-	3,254	-	-	-
2.45%	3,597	-	-	-	170	-	-	-
2.50%	4,017	-	-	-	199	-	-	-
2.55%	1,826	-	-	-	-	-	-	-
2.60%	1,188	-	-	-	20	-	-	-
2.65%	40	-	-	-	352	-	-	-
2.70%	129	-	-	-	137	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	14	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	232	-	-	-	-	-	-	-
2.95%	48	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-

Totals	$858,109	889,903	1,119,851	1,134,110	1,182,296	2,460,942	219,888	8,648

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	OVHI4	OVHI	OVHIS	OVSC	OVSCS	OVGI	OVGIS	OVAG

0.65%	$-	-	-	-	27	-	78	-
0.75%	-	-	-	-	188	-	578	-
0.80%	-	58	-	168	-	189	-	569
0.85%	-	-	-	-	125	-	477	-
0.95%	361	-	2,289	-	1,598	-	1,207	-
1.05%	499	-	2,068	-	2,644	-	1,171	-
1.10%	97	-	770	-	24,592	-	54,419	-
1.15%	22,020	-	33,697	-	280,820	-	586,872	-
1.20%	-	-	871	-	1,773	-	4,459	-
1.25%	4,036	-	12,393	-	24,853	-	55,076	-
1.30%	-	3,448	-	40,263	2,878	210,145	7,214	135,480
1.35%	7,169	-	10,465	-	78,206	-	139,556	-
1.40%	9,427	829	8,020	10,846	29,830	56,073	67,888	26,305
1.45%	13,816	-	14,192	-	60,221	-	113,304	-
1.50%	4,727	-	6,175	-	52,939	-	115,432	-
1.55%	32,840	-	49,536	-	294,354	-	587,805	-
1.60%	1,248	-	4,018	-	17,313	-	27,125	-
1.65%	10,034	-	17,512	-	86,229	-	199,310	-
1.70%	637	-	6,463	-	38,984	-	96,511	-
1.75%	24,099	-	16,093	-	621,359	-	1,431,036	-
1.80%	11,018	-	31,685	-	102,670	-	208,148	-
1.85%	2,567	-	6,738	-	26,391	-	67,832	-
1.90%	1,590	-	2,560	-	9,840	-	22,209	-
1.95%	954	-	1,585	-	84,827	-	190,506	-
2.00%	8,212	-	12,375	-	188,808	-	486,403	-
2.05%	385	-	3,386	-	22,851	-	71,350	-
2.10%	762	-	7,168	-	55,920	-	94,499	-
2.15%	987	-	1,325	-	161,275	-	383,616	-
2.20%	1,428	-	5,686	-	39,596	-	98,871	-
2.25%	385	-	807	-	40,837	-	143,969	-
2.30%	141	-	111	-	9,124	-	20,829	-
2.35%	189	-	532	-	363,559	-	1,022,501	-
2.40%	944	-	-	-	39,568	-	99,891	-
2.45%	470	-	756	-	17,505	-	52,738	-
2.50%	-	-	-	-	1,798	-	4,940	-
2.55%	526	-	-	-	30,476	-	79,792	-
2.60%	-	-	-	-	16,551	-	51,760	-
2.65%	500	-	-	-	1,174	-	2,523	-
2.70%	285	-	123	-	7,545	-	21,533	-
2.75%	1,990	-	-	-	2,220	-	6,752	-
2.80%	2,263	-	-	-	1,008	-	2,529	-
2.85%	-	-	-	-	291	-	1,392	-
2.90%	-	-	-	-	2,373	-	5,963	-
2.95%	-	-	-	-	308	-	822	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	215	-	514	-
3.10%	-	-	-	-	455	-	899	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	39	-	78	-
3.25%	-	-	-	-	89	-	281	-

Totals	$166,606	4,335	259,399	51,277	2,846,246	266,407	6,632,658	162,354

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	PISVP1	PVGIB	PVTIGB	PVTVB	TRBCG2	TREI2	TRLT2	DSRG

0.65%	$-	-	-	-	41	-	-	-
0.75%	-	-	-	-	381	-	-	-
0.80%	-	-	-	-	301	460	296	2,234
0.85%	-	-	-	-	211	-	-	-
0.95%	4,909	-	-	-	538	950	348	-
1.05%	4,481	138	-	-	434	1,760	1,343	-
1.10%	-	481	-	-	26,981	7,919	5,584	-
1.15%	-	11,291	2,482	3,021	316,943	118,816	76,273	-
1.20%	-	-	-	-	1,825	982	588	-
1.25%	-	2,647	1,041	3,254	16,962	12,323	6,874	-
1.30%	-	-	-	-	57,300	94,660	36,133	576,367
1.35%	-	1,759	-	427	70,288	47,284	12,705	-
1.40%	-	323	1,236	86	58,362	46,512	18,282	172,045
1.45%	-	2,245	876	1,050	63,348	51,742	30,729	-
1.50%	-	2,587	1,865	852	53,544	31,193	15,227	-
1.55%	-	13,398	2,563	3,645	326,738	159,462	47,362	-
1.60%	-	1,398	60	220	13,631	9,485	5,059	-
1.65%	-	13,013	1,478	3,166	82,680	45,159	24,615	-
1.70%	-	1,422	902	527	48,358	16,099	13,955	-
1.75%	-	4,813	742	1,010	719,542	205,360	102,529	-
1.80%	-	4,131	1,951	1,022	89,980	45,516	17,010	-
1.85%	-	2,063	626	1,013	35,899	19,796	18,682	-
1.90%	-	712	-	191	8,833	2,297	3,298	-
1.95%	-	1,016	-	260	95,740	23,234	10,807	-
2.00%	-	2,922	185	1,741	224,244	31,668	27,374	-
2.05%	-	4,333	642	2,659	28,367	7,283	120,803	-
2.10%	-	2,361	89	123	52,703	27,172	19,063	-
2.15%	-	3,180	-	319	205,937	37,028	19,421	-
2.20%	-	387	-	198	52,935	23,573	17,193	-
2.25%	-	3,144	-	1,251	60,074	16,335	20,687	-
2.30%	-	447	-	755	12,311	4,513	1,706	-
2.35%	-	893	-	782	416,090	29,271	37,215	-
2.40%	-	359	419	43	54,088	1,982	4,439	-
2.45%	-	243	-	288	23,221	2,625	3,778	-
2.50%	-	578	-	429	2,970	1,577	236	-
2.55%	-	-	-	41	34,338	527	1,339	-
2.60%	-	391	-	407	19,049	2,612	7,127	-
2.65%	-	-	-	-	1,163	752	85	-
2.70%	-	-	-	201	9,416	893	244	-
2.75%	-	-	-	-	3,193	-	2,495	-
2.80%	-	96	-	66	1,236	2,512	659	-
2.85%	-	-	-	-	383	-	-	-
2.90%	-	-	-	-	2,831	5	1,503	-
2.95%	-	-	-	-	440	81	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	282	-	-	-
3.10%	-	-	-	-	583	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	50	-	-	-
3.25%	-	-	-	-	105	-	-	-

Totals	$9,390	82,771	17,157	29,047	3,294,869	1,131,418	733,066	750,646

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	VWBFR	VWBF	VWEMR	VWEM	VWHAR	VWHA	MSVFI	MSVF2

0.65%	$-	-	-	-	-	-	-	59
0.75%	-	-	-	-	-	-	-	459
0.80%	329	65	1,502	1,318	2,647	3,703	1	-
0.85%	-	-	-	-	-	-	-	414
0.95%	-	-	-	-	-	-	-	4,289
1.05%	-	-	-	-	-	-	-	3,259
1.10%	-	-	-	-	-	-	-	39,583
1.15%	-	-	-	-	-	-	-	364,805
1.20%	-	-	-	-	-	-	-	3,282
1.25%	-	-	-	-	-	-	-	30,108
1.30%	78,348	161,893	213,639	262,962	411,715	476,257	34,898	5,353
1.35%	-	-	-	-	-	-	-	85,146
1.40%	43,863	70,042	61,107	115,881	149,770	171,095	11,769	45,062
1.45%	-	-	-	-	-	-	-	73,081
1.50%	-	-	-	-	-	-	-	90,548
1.55%	-	-	-	-	-	-	-	337,446
1.60%	-	-	-	-	-	-	-	13,997
1.65%	-	-	-	-	-	-	-	119,519
1.70%	-	-	-	-	-	-	-	72,991
1.75%	-	-	-	-	-	-	-	944,013
1.80%	-	-	-	-	-	-	-	112,103
1.85%	-	-	-	-	-	-	-	42,614
1.90%	-	-	-	-	-	-	-	12,688
1.95%	-	-	-	-	-	-	-	122,180
2.00%	-	-	-	-	-	-	-	378,368
2.05%	-	-	-	-	-	-	-	46,187
2.10%	-	-	-	-	-	-	-	48,834
2.15%	-	-	-	-	-	-	-	247,557
2.20%	-	-	-	-	-	-	-	80,473
2.25%	-	-	-	-	-	-	-	148,867
2.30%	-	-	-	-	-	-	-	16,097
2.35%	-	-	-	-	-	-	-	948,184
2.40%	-	-	-	-	-	-	-	73,535
2.45%	-	-	-	-	-	-	-	45,648
2.50%	-	-	-	-	-	-	-	2,411
2.55%	-	-	-	-	-	-	-	69,241
2.60%	-	-	-	-	-	-	-	46,976
2.65%	-	-	-	-	-	-	-	1,573
2.70%	-	-	-	-	-	-	-	15,559
2.75%	-	-	-	-	-	-	-	6,780
2.80%	-	-	-	-	-	-	-	1,929
2.85%	-	-	-	-	-	-	-	670
2.90%	-	-	-	-	-	-	-	4,482
2.95%	-	-	-	-	-	-	-	445
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	949
3.10%	-	-	-	-	-	-	-	229
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	20
3.25%	-	-	-	-	-	-	-	297

Totals	$122,540	232,000	276,248	380,161	564,132	651,055	46,668	4,708,310

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	MSEM	MSEMB	MSVRE	MSVREB	VYDS	SVDF	WFVLCG	WFVMM

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	26	-	6,303	-	-	524	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	7,188	-	-	-	-
1.05%	-	-	-	1,961	-	-	-	-
1.10%	-	337	-	5,001	-	-	-	-
1.15%	-	4,361	-	201,407	1,228	-	-	71
1.20%	-	-	-	670	-	-	-	-
1.25%	-	2,766	-	37,339	4,381	-	-	-
1.30%	54,719	-	880,894	1,008	-	519,064	-	-
1.35%	-	-	-	54,004	1,422	-	-	-
1.40%	22,532	249	431,943	15,601	-	193,976	-	807
1.45%	-	2,556	-	53,430	-	-	-	-
1.50%	-	4,572	-	35,173	1,168	-	-	-
1.55%	-	3,036	-	209,199	52	-	-	-
1.60%	-	243	-	12,918	531	-	-	-
1.65%	-	612	-	65,373	318	-	-	-
1.70%	-	352	-	21,228	151	-	-	-
1.75%	-	712	-	94,027	47	-	82	-
1.80%	-	1,689	-	90,079	718	-	-	-
1.85%	-	424	-	23,913	347	-	-	-
1.90%	-	430	-	10,254	-	-	287	-
1.95%	-	159	-	19,403	493	-	-	-
2.00%	-	1	-	35,245	-	-	204	-
2.05%	-	540	-	13,101	-	-	-	-
2.10%	-	1,217	-	23,839	889	-	582	-
2.15%	-	592	-	9,680	-	-	-	-
2.20%	-	-	-	19,819	-	-	1,115	-
2.25%	-	-	-	2,677	-	-	-	-
2.30%	-	-	-	4,053	-	-	-	-
2.35%	-	-	-	850	-	-	-	-
2.40%	-	-	-	1,935	-	-	-	-
2.45%	-	-	-	7,169	-	-	-	-
2.50%	-	-	-	259	-	-	-	-
2.55%	-	-	-	1,254	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	271	-	-	-	-
2.70%	-	-	-	124	-	-	-	-
2.75%	-	-	-	121	-	-	-	-
2.80%	-	-	-	5,050	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-

Totals	$77,277	24,848	1,319,140	1,084,623	11,745	713,564	2,270	878

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	SVOF	WFVSMV	WFVTRB

0.65%	$-	-	-
0.75%	-	-	-
0.80%	3,380	-	-
0.85%	-	-	-
0.95%	-	-	-
1.05%	-	-	-
1.10%	-	85	-
1.15%	-	-	266
1.20%	-	-	-
1.25%	-	2	-
1.30%	2,315,684	-	-
1.35%	-	-	-
1.40%	754,255	-	-
1.45%	-	-	-
1.50%	-	-	-
1.55%	-	-	-
1.60%	-	-	-
1.65%	-	-	-
1.70%	-	-	-
1.75%	-	-	-
1.80%	-	-	-
1.85%	-	-	-
1.90%	-	-	-
1.95%	-	-	-
2.00%	-	-	-
2.05%	-	-	-
2.10%	-	-	-
2.15%	-	-	-
2.20%	-	-	-
2.25%	-	-	-
2.30%	-	-	-
2.35%	-	-	-
2.40%	-	-	-
2.45%	-	-	-
2.50%	-	-	-
2.55%	-	-	-
2.60%	-	-	-
2.65%	-	-	-
2.70%	-	-	-
2.75%	-	-	-
2.80%	-	-	-
2.85%	-	-	-
2.90%	-	-	-
2.95%	-	-	-
3.00%	-	-	-
3.05%	-	-	-
3.10%	-	-	-
3.15%	-	-	-
3.20%	-	-	-
3.25%	-	-	-

Totals	$3,073,319	87	266

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2008 and 2007, total transfers to the Account from the fixed account were $311,309,289 and $276,423,047, respectively, and total transfers from the Account to the fixed account were $314,743,184 and $100,675,280, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $15,745,223 and $27,519,597 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $36,092,569 and $1,508,866 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits made to All American Gold, Achiever, Future Venue, Elite Venue and Choice Venue II contracts, the Company contributed $3,684,202 and $5,763,519 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$16,006,555,754	0	$16,006,555,754

Accounts Payable of $74,681 are measured at settlement value which approximates the fair value due to the short-term nature of such assets.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2008. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

AIM VIF - Basic Value Fund - Series II (AVBV2)
2008	0.80 to	2.95	2,569,381	$5.12 to	7.08	$21,201,989	0.47%	-52.29% to	-53.33%
2007	0.80 to	2.95	2,902,901	10.74 to	15.16	50,651,888	0.35%	0.55% to	-1.64%
2006	0.95 to	2.95	3,021,464	14.14 to	15.42	52,769,013	0.12%	11.87% to	9.62%
2005	0.95 to	2.95	3,126,816	12.64 to	14.06	49,174,442	0.00%	4.43% to	2.33%
2004	0.95 to	2.80	2,372,812	12.11 to	13.78	35,865,728	0.00%	9.79% to	7.74%
AIM VIF - Capital Appreciation Fund - Series II (AVCA2)
2008	0.80 to	2.95	804,764	6.25 to	8.20	7,651,910	0.00%	-43.09% to	-44.32%
2007	0.80 to	2.95	1,044,738	10.99 to	14.72	17,629,535	0.00%	10.83% to	8.42%
2006	0.80 to	2.95	936,992	9.91 to	13.58	14,402,186	0.00%	-0.88% to	2.94	%(a)
2005	0.95 to	2.95	783,186	12.18 to	13.19	11,580,313	0.00%	7.55% to	5.38%
2004	0.95 to	2.85	995,122	11.33 to	12.54	13,783,771	0.00%	5.32% to	3.30%
AIM VIF - Capital Development Fund - Series II (AVCD2)
2008	0.80 to	3.00	1,176,724	5.82 to	9.35	12,813,434	0.00%	-47.55% to	-48.72%
2007	0.80 to	3.00	1,288,902	11.09 to	18.24	27,002,291	0.00%	9.66% to	7.21%
2006	0.80 to	3.00	1,088,041	10.12 to	17.01	20,992,339	0.00%	1.15% to	12.78	%(a)
2005	0.95 to	3.00	938,234	13.62 to	15.09	15,894,114	0.00%	8.23% to	6.00%
2004	0.95 to	2.70	681,736	12.59 to	15.48	10,765,387	0.00%	14.17% to	12.16%
Alger American Balanced Portfolio - Class S (ALBS)
2008	0.95 to	1.45	18,716	9.29 to	9.04	173,104	0.00%	-32.55% to	-32.89%
2007	0.95 to	1.45	23,143	13.77 to	13.47	317,270	0.00%	13.39% to	12.82%
2006	0.95 to	1.45	19,445	12.14 to	11.94	235,534	0.81%	3.47% to	2.95%
2005	0.95 to	1.45	37,454	11.73 to	11.60	439,160	1.78%	7.13% to	6.59%
2004	0.95 to	1.45	11,877	10.95 to	10.88	129,991	1.97%	3.28% to	2.76%
Alger American Mid Cap Growth Portfolio - Class S (ALMCS)
2008	0.95 to	1.45	35,463	7.60 to	7.40	267,952	0.00%	-58.87% to	-59.08%
2007	0.95 to	1.80	52,160	18.48 to	17.80	958,371	0.00%	30.02% to	28.90%
2006	0.95 to	1.80	42,969	14.21 to	13.81	608,077	0.00%	8.84% to	7.91%
2005	0.95 to	1.80	31,739	13.06 to	12.80	413,029	0.00%	8.50% to	7.57%
2004	0.95 to	1.45	17,910	12.03 to	11.95	215,064	0.00%	11.69% to	11.13%
AllianceBernstein VPS - Growth and Income Portfolio - Class B (ALVGIB)
2008	0.95 to	2.80	891,778	8.92 to	8.95	9,367,499	1.77%	-41.26% to	-42.36%
2007	0.95 to	2.90	1,095,470	15.18 to	15.45	19,731,218	1.22%	3.86% to	1.80%
2006	0.95 to	2.90	1,318,088	14.62 to	15.18	23,041,761	1.14%	15.88% to	13.60%
2005	0.95 to	2.90	1,458,592	12.61 to	13.36	22,196,589	1.24%	3.60% to	1.57%
2004	0.95 to	2.90	1,632,039	12.17 to	13.15	24,059,143	0.88%	10.17% to	8.00%
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class B (ALVSVB)
2008	0.80 to	2.80	934,857	6.22 to	11.08	11,843,636	0.28%	-37.79% to	-37.55	%(a)
2007	0.95 to	2.40	394,975	16.31 to	19.59	7,812,720	0.80%	0.56% to	-0.92%
2006	0.95 to	2.40	436,802	16.22 to	19.77	8,743,128	0.23%	13.12% to	11.47%
2005	0.95 to	2.40	472,597	14.34 to	17.73	8,416,951	0.55%	5.62% to	4.08%
2004	0.95 to	2.70	497,373	13.58 to	16.94	8,511,826	0.09%	17.94% to	15.86%
American Century VP - Balanced Fund - Class I (ACVB)
2008	0.80 to	1.40	2,314,333	16.32 to	17.59	43,388,355	2.68%	-20.97% to	-21.45%
2007	0.80 to	1.40	2,885,081	20.65 to	22.39	68,694,053	2.18%	4.09% to	3.46%
2006	0.80 to	1.40	3,544,356	19.84 to	21.64	81,354,666	1.99%	8.74% to	8.09%
2005	0.80 to	1.40	4,467,709	18.24 to	20.02	94,404,446	1.89%	4.10% to	3.47%
2004	0.80 to	1.40	5,476,571	17.53 to	19.35	111,421,119	1.68%	8.90% to	8.24%
American Century VP - Capital Appreciation Fund - Class I (ACVCA)
2008	0.80 to	1.40	2,882,462	11.93 to	14.27	70,456,060	0.00%	-46.62% to	-46.94%
2007	0.80 to	1.40	3,530,839	22.34 to	26.89	159,958,937	0.00%	44.63% to	43.75%
2006	0.80 to	1.40	3,982,752	15.45 to	18.71	124,686,439	0.00%	16.28% to	15.58%
2005	0.80 to	1.40	4,837,975	13.28 to	16.19	129,211,185	0.00%	21.09% to	20.36%
2004	0.80 to	1.40	5,652,516	10.97 to	13.45	124,449,595	0.00%	6.72% to	6.08%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Century VP - Income & Growth Fund - Class I (ACVIG)
2008	0.80 to	1.40	1,902,498	$9.15 to	8.57	$16,446,480	2.09%	-35.11% to	-35.50%
2007	0.80 to	1.40	2,391,422	14.09 to	13.29	32,022,315	1.98%	-0.87% to	-1.47%
2006	0.80 to	1.40	2,937,946	14.22 to	13.49	39,889,470	1.85%	16.15% to	15.45%
2005	0.80 to	1.40	3,657,933	12.24 to	11.69	42,972,046	2.07%	3.80% to	3.17%
2004	0.80 to	1.40	4,654,910	11.79 to	11.33	52,942,168	1.40%	12.09% to	11.41%
American Century VP - Income & Growth Fund - Class II (ACVIG2)
2008	0.95 to	2.85	602,251	9.57 to	7.88	6,525,719	1.80%	-35.35% to	-36.67%
2007	0.95 to	2.85	727,674	14.80 to	12.45	12,216,196	1.71%	-1.38% to	-3.23%
2006	0.95 to	2.85	861,606	15.01 to	12.86	14,784,058	1.57%	15.71% to	13.54%
2005	0.95 to	2.85	974,803	12.97 to	11.33	14,596,589	1.77%	3.53% to	1.59%
2004	0.95 to	2.85	964,870	12.53 to	11.15	14,094,019	1.13%	11.50% to	9.46%
American Century VP - Inflation Protection Fund - Class II (ACVIP2)
2008	0.75 to	3.05	10,709,237	10.07 to	10.32	120,944,215	4.72%	-2.33% to	-4.59%
2007	0.80 to	3.05	6,820,642	11.89 to	10.81	79,613,998	4.31%	8.61% to	6.14%
2006	0.80 to	3.00	6,878,406	10.94 to	10.21	74,548,587	3.41%	0.78% to	-1.45%
2005	0.80 to	3.00	7,317,685	10.86 to	10.36	79,291,554	4.66%	0.75% to	-1.48%
2004	0.80 to	3.00	5,306,858	10.78 to	10.51	57,508,773	3.39%	4.96% to	2.64%
American Century VP - International Fund - Class I (ACVI)
2008	0.80 to	1.40	1,852,745	15.27 to	14.16	26,470,256	0.84%	-45.27% to	-45.60%
2007	0.80 to	1.40	2,292,787	27.90 to	26.02	60,157,680	0.72%	17.11% to	16.40%
2006	0.80 to	1.40	2,905,577	23.82 to	22.36	65,448,602	1.67%	24.03% to	23.28%
2005	0.80 to	1.40	3,664,642	19.21 to	18.13	66,905,080	1.18%	12.35% to	11.67%
2004	0.80 to	1.40	4,655,031	17.10 to	16.24	76,046,364	0.57%	14.00% to	13.32%
American Century VP - International Fund - Class II (ACVI2)
2008	0.95 to	2.15	128,519	11.38 to	12.17	1,624,402	0.67%	-45.42% to	-46.09%
2007	0.95 to	2.15	152,551	20.85 to	22.58	3,551,239	0.56%	16.79% to	15.37%
2006	0.95 to	2.15	167,745	17.86 to	19.57	3,361,447	1.45%	23.56% to	22.07%
2005	0.95 to	2.15	187,627	14.45 to	16.03	3,059,229	1.01%	12.03% to	10.68%
2004	0.95 to	2.15	218,350	12.90 to	14.48	3,195,978	0.49%	13.68% to	12.31%
American Century VP - International Fund - Class III (ACVI3)
2008	0.80 to	1.40	1,568,771	10.15 to	9.75	15,380,530	0.83%	-45.27% to	-45.60%
2007	0.80 to	1.40	1,893,113	18.55 to	17.92	34,085,680	0.70%	17.11% to	16.40%
2006	0.80 to	1.40	2,121,586	15.84 to	15.40	32,787,298	1.62%	24.03% to	23.28%
2005	0.80 to	1.40	2,307,236	12.77 to	12.49	28,896,626	1.13%	12.20% to	11.52%
2004	0.80 to	1.40	2,469,324	11.38 to	11.20	27,706,844	0.54%	14.16% to	13.47%
American Century VP - International Fund - Class IV (ACVI4)
2008	0.95 to	2.80	943,918	9.95 to	9.11	9,133,453	0.68%	-45.47% to	-46.50%
2007	0.95 to	2.80	1,081,252	18.24 to	17.03	19,305,697	0.42%	16.77% to	14.58%
2006	0.95 to	2.65	741,894	15.62 to	14.92	11,421,722	1.45%	23.68% to	21.57%
2005	0.95 to	2.65	771,337	12.63 to	12.27	9,654,221	0.89%	11.90% to	9.99%
2004	0.95 to	2.30	493,520	11.29 to	11.19	5,550,929	0.00%	12.89% to	11.87	%(a) (b)
American Century VP - Mid Cap Value Fund - Class I (ACVMV1)
2008	0.80 to	1.40	566,200	8.07 to	7.94	4,504,507	0.09%	-24.95% to	-25.41%
2007	0.80 to	1.40	544,568	10.75 to	10.64	5,803,553	0.95%	-3.09% to	-3.68%
2006	0.80 to	1.40	299,448	11.09 to	11.05	3,310,661	1.20%	10.94% to	10.50	%(a) (b)
American Century VP - Mid Cap Value Fund - Class II (ACVMV2)
2008	0.75 to	2.90	2,949,866	7.51 to	8.99	27,697,339	0.09%	-25.08% to	-26.70%
2007	1.10 to	2.90	2,191,006	12.88 to	12.26	27,830,212	0.66%	-3.50% to	-5.27%
2006	1.10 to	2.90	1,253,439	13.35 to	12.95	16,593,330	0.67%	18.91% to	16.75%
2005	1.15 to	2.90	483,218	11.22 to	11.09	5,404,126	1.28%	12.21% to	10.89	%(a) (b)
American Century VP - Ultra(R) Fund - Class I (ACVU1)
2008	0.80 to	1.40	259,464	7.37 to	7.08	1,847,004	0.00%	-41.95% to	-42.30%
2007	0.80 to	1.40	371,822	12.70 to	12.27	4,581,136	0.00%	20.04% to	19.31%
2006	0.80 to	1.40	423,522	10.58 to	10.28	4,369,846	0.00%	-4.05% to	-4.63%
2005	0.80 to	1.40	704,273	11.02 to	10.78	7,610,398	0.00%	1.35% to	0.74%
2004	0.80 to	1.40	671,844	10.88 to	10.70	7,201,616	0.00%	9.79% to	9.13%
American Century VP - Ultra(R) Fund - Class II (ACVU2)
2008	0.95 to	2.90	868,516	7.82 to	7.74	7,868,731	0.00%	-42.20% to	-43.34%
2007	0.95 to	2.90	1,079,627	13.53 to	13.65	17,056,680	0.00%	19.69% to	17.32%
2006	0.95 to	2.90	1,132,582	11.31 to	11.64	15,069,024	0.00%	-4.30% to	-6.18%
2005	0.95 to	2.90	1,111,532	11.82 to	12.40	15,585,166	0.00%	1.01% to	-0.97%
2004	0.95 to	2.85	833,172	11.70 to	12.54	11,612,690	0.00%	9.54% to	7.44%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Century VP - Value Fund - Class I (ACVV)
2008	0.80 to	1.40	3,763,741	$17.94 to	16.68	$63,351,622	2.53%	-27.36% to	-27.80%
2007	0.80 to	1.40	4,831,480	24.70 to	23.10	112,542,386	1.78%	-5.90% to	-6.47%
2006	0.80 to	1.40	6,165,160	26.25 to	24.70	153,403,265	1.35%	17.71% to	17.00%
2005	0.80 to	1.40	7,260,905	22.30 to	21.11	154,247,554	0.93%	4.20% to	3.57%
2004	0.80 to	1.40	8,834,706	21.40 to	20.39	181,034,811	1.06%	13.42% to	12.73%
American Century VP - Value Fund - Class II (ACVV2)
2008	0.75 to	2.95	5,916,904	7.31 to	10.41	72,299,440	2.22%	-27.35% to	-28.97%
2007	0.95 to	2.95	5,881,576	14.49 to	14.65	99,951,941	1.51%	-6.21% to	-8.12%
2006	0.95 to	2.95	5,699,037	15.45 to	15.95	104,054,486	1.05%	17.34% to	14.98%
2005	0.95 to	2.95	4,664,738	13.16 to	13.87	73,014,202	0.59%	3.86% to	1.77%
2004	0.95 to	2.80	2,735,693	12.67 to	13.66	41,571,673	0.53%	13.09% to	10.98%
American Century VP - Vista(SM) Fund - Class I (ACVVS1)
2008	0.80 to	1.40	560,487	6.77 to	6.66	3,740,623	0.00%	-49.04% to	-49.34%
2007	0.80 to	1.40	951,361	13.28 to	13.14	12,519,496	0.00%	38.65% to	37.81%
2006	1.30 to	1.40	15,762	9.54 to	9.54	150,403	0.00%	-4.56% to	-4.63	%(a) (b)
American Century VP - Vista(SM) Fund - Class II (ACVVS2)
2008	0.95 to	2.80	1,499,857	6.31 to	8.04	12,523,097	0.00%	-49.20% to	-50.15%
2007	0.95 to	2.80	2,291,468	12.42 to	16.13	37,937,432	0.00%	24.25% to	35.61	%(a)
2006	1.10 to	2.90	242,388	12.25 to	11.88	2,936,912	0.00%	7.68% to	5.73%
2005	1.10 to	2.90	106,490	11.37 to	11.23	1,205,764	0.00%	13.72% to	12.35	%(a) (b)
American Funds IS - Growth Fund - Class 1 (AFGF)
2008	1.30		185,887	47.67		8,860,655	1.05%	-44.56%
2007	1.30		204,499	85.98		17,582,665	0.98%	11.17%
2006	1.30		243,531	77.34		18,835,011	0.92%	9.05%
2005	1.30		304,890	70.93		21,624,645	0.86%	14.99%
2004	1.30		328,214	61.68		20,244,087	0.35%	11.28%
American Funds IS - High Income Bond Fund - Class 1 (AFHY)
2008	1.30		42,363	30.60		1,296,441	5.45%	-24.74%
2007	1.30		35,586	40.66		1,446,977	10.75%	0.29%
2006	1.30		35,506	40.54		1,439,550	4.68%	9.45%
2005	1.30		51,290	37.04		1,899,949	5.71%	1.13%
2004	1.30		56,446	36.63		2,067,573	5.70%	8.40%
American Funds IS - U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
2008	1.30		48,345	31.42		1,519,125	3.08%	6.44%
2007	1.30		49,215	29.52		1,452,853	7.14%	5.43%
2006	1.30		62,699	28.00		1,755,517	3.68%	2.60%
2005	1.30		88,729	27.29		2,421,277	3.90%	1.37%
2004	1.30		91,982	26.92		2,476,082	4.87%	2.24%
Charles Schwab Money Market Portfolio (CHSMM)
2008	0.75 to	1.85	2,367,841	10.18 to	10.52	25,748,263	2.08%	1.35% to	0.23%
2007	0.95 to	1.85	2,030,093	10.92 to	10.50	22,118,985	4.51%	3.74% to	2.79%
2006	0.95 to	1.85	1,650,023	10.53 to	10.21	17,343,382	4.15%	3.61% to	2.67%
2005	0.95 to	1.90	1,114,003	10.16 to	9.94	11,301,111	3.00%	1.77% to	0.80%
2004	0.95 to	1.85	438,727	9.98 to	9.86	4,373,727	0.96%	-0.06% to	-0.96%
Credit Suisse Trust - Global Small Cap Portfolio (WVCP)
2008	0.80 to	1.40	184,626	8.13 to	7.56	1,407,276	1.73%	-47.18% to	-47.50%
2007	0.80 to	1.40	219,613	15.39 to	14.39	3,186,083	0.00%	-4.73% to	-5.31%
2006	0.80 to	1.40	285,608	16.15 to	15.20	4,372,655	0.00%	12.30% to	11.62%
2005	0.80 to	1.40	377,164	14.38 to	13.62	5,168,448	0.00%	15.22% to	14.52%
2004	0.80 to	1.40	509,005	12.48 to	11.89	6,084,949	0.00%	17.05% to	16.34%
Credit Suisse Trust - International Focus Portfolio (WIEP)
2008	0.80 to	1.40	1,761,884	10.95 to	10.40	18,463,105	1.68%	-41.51% to	-41.86%
2007	0.80 to	1.40	2,123,568	18.72 to	17.89	38,252,943	1.05%	15.66% to	14.96%
2006	0.80 to	1.40	2,629,775	16.18 to	15.57	41,181,190	0.99%	17.71% to	17.00%
2005	0.80 to	1.40	3,268,498	13.75 to	13.30	43,719,660	0.84%	16.50% to	15.80%
2004	0.80 to	1.40	4,168,927	11.80 to	11.49	48,123,003	0.93%	13.82% to	13.14%
Credit Suisse Trust - Small Cap Core I Portfolio (WSCP)
2008	0.80 to	1.40	2,973,366	10.80 to	11.11	33,357,355	0.08%	-35.12% to	-35.52%
2007	0.80 to	1.40	3,619,869	16.65 to	17.24	62,919,860	0.00%	-1.63% to	-2.23%
2006	0.80 to	1.40	4,550,318	16.92 to	17.63	80,816,137	0.00%	3.93% to	3.30%
2005	0.80 to	1.40	5,728,799	16.28 to	17.07	98,399,267	0.00%	-3.46% to	-4.04%
2004	0.80 to	1.40	7,254,068	16.86 to	17.78	129,733,218	0.00%	9.98% to	9.32%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Dreyfus IP - Small Cap S tock Index Portfolio - Service Class (DVSCS)
2008	0.80 to	2.80	2,849,922	$10.29 to	11.82	$34,819,726	0.81%	-31.47% to	-32.85%
2007	0.80 to	2.70	2,789,752	15.01 to	19.17	49,316,620	0.40%	-1.45% to	-3.35%
2006	0.80 to	2.50	3,003,653	15.23 to	20.00	53,124,303	0.42%	13.50% to	11.56%
2005	0.80 to	2.50	3,454,461	13.42 to	17.92	52,798,571	0.00%	6.38% to	4.56%
2004	0.80 to	2.70	3,662,793	12.62 to	17.08	50,846,240	0.46%	20.91% to	18.60%
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
2008	0.80 to	1.40	11,829,308	16.87 to	19.97	239,007,065	2.04%	-37.64% to	-38.02%
2007	0.80 to	1.40	14,260,866	27.05 to	32.22	464,467,374	1.71%	4.41% to	3.77%
2006	0.80 to	1.40	17,471,027	25.91 to	31.05	547,761,774	1.59%	14.58% to	13.89%
2005	0.80 to	1.40	21,479,216	22.61 to	27.26	590,648,682	1.54%	3.86% to	3.23%
2004	0.80 to	1.40	27,047,637	21.77 to	26.41	719,718,796	1.71%	9.76% to	9.09%
Dreyfus Stock Index Fund, Inc. - Service Class (DSIFS)
2008	0.95 to	2.85	6,903,789	9.20 to	9.08	73,597,957	1.77%	-37.92% to	-39.11%
2007	0.95 to	2.90	7,232,672	14.82 to	14.87	124,891,794	1.53%	3.99% to	1.93%
2006	0.95 to	2.90	7,034,417	14.25 to	14.59	117,546,992	1.41%	14.11% to	11.87%
2005	0.95 to	3.00	6,341,787	12.49 to	13.00	93,210,382	1.41%	3.44% to	1.31%
2004	0.95 to	3.00	5,049,202	12.07 to	12.84	72,127,749	1.74%	9.30% to	7.04%
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
2008	0.80 to	1.40	2,251,894	11.90 to	11.10	25,206,414	2.03%	-30.12% to	-30.54%
2007	0.80 to	1.40	2,667,862	17.02 to	15.98	42,947,989	1.61%	6.27% to	5.62%
2006	0.80 to	1.40	3,227,567	16.02 to	15.12	49,149,665	1.58%	15.55% to	14.85%
2005	0.80 to	1.40	4,029,605	13.86 to	13.17	53,378,443	0.02%	3.55% to	2.92%
2004	0.80 to	1.40	4,990,800	13.39 to	12.79	64,177,831	1.53%	4.21% to	3.58%
Dreyfus VIF - Appreciation Portfolio - Service Class (DCAPS)
2008	0.75 to	3.00	1,678,407	7.12 to	9.45	18,482,018	1.65%	-30.25% to	-31.83%
2007	0.95 to	3.00	1,388,567	14.34 to	13.87	22,154,594	1.41%	5.83% to	3.63%
2006	0.95 to	3.00	1,641,093	13.55 to	13.38	24,926,948	1.35%	15.11% to	12.73%
2005	0.95 to	3.00	1,814,647	11.77 to	11.87	24,136,811	0.00%	3.13% to	1.00%
2004	0.95 to	2.85	1,357,385	11.42 to	11.78	17,648,287	2.09%	3.80% to	1.81%
Dreyfus VIF - Developing Leaders Portfolio - Service Class (DVDLS)
2008	0.95 to	2.40	145,489	6.85 to	8.11	1,231,064	0.56%	-38.36% to	-39.27%
2007	0.95 to	2.40	189,656	11.12 to	13.35	2,613,330	0.53%	-12.13% to	-13.42%
2006	0.95 to	2.40	278,075	12.65 to	15.42	4,374,516	0.17%	2.54% to	1.04%
2005	0.95 to	2.40	339,465	12.34 to	15.26	5,241,910	0.00%	4.56% to	3.03%
2004	0.95 to	2.40	327,297	11.80 to	14.81	4,907,676	0.00%	9.99% to	8.38%
Dreyfus VIF - Growth and Income Portfolio - Initial Class (DGI)
2008	0.80 to	1.40	1,549,201	9.69 to	9.01	14,086,099	0.63%	-40.89% to	-41.25%
2007	0.80 to	1.40	1,896,207	16.40 to	15.34	29,317,204	0.75%	7.57% to	6.92%
2006	0.80 to	1.40	2,372,008	15.25 to	14.35	34,268,064	0.76%	13.60% to	12.91%
2005	0.80 to	1.40	2,832,165	13.42 to	12.71	36,194,164	1.29%	2.53% to	1.91%
2004	0.80 to	1.40	3,540,729	13.09 to	12.47	44,355,941	1.18%	6.61% to	5.96%
Federated IS - American Leaders Fund II - Service Class (FALFS)
2008	0.95 to	2.75	95,239	8.54 to	8.54	900,294	1.53%	-34.59% to	-35.78%
2007	0.95 to	2.75	123,768	13.06 to	13.30	1,796,271	1.29%	-10.72% to	-12.36%
2006	0.95 to	2.75	147,270	14.63 to	15.17	2,411,405	1.22%	15.38% to	13.29%
2005	0.95 to	2.75	177,529	12.68 to	13.39	2,536,537	1.27%	3.78% to	1.90%
2004	1.15 to	2.75	191,712	14.45 to	13.14	2,665,097	1.22%	8.24% to	6.49%
Federated IS - Capital Appreciation Fund II - Service Class (FCA2S)
2008	0.95 to	2.55	173,986	10.15 to	10.97	1,971,709	0.02%	-30.34% to	-31.46%
2007	0.95 to	3.15	192,944	14.57 to	14.35	3,164,519	0.55%	8.59% to	6.17%
2006	0.95 to	3.15	212,094	13.42 to	13.52	3,225,966	0.53%	14.69% to	12.15%
2005	1.05 to	3.15	236,710	11.67 to	12.06	3,170,136	0.84%	0.63% to	-1.50%
2004	1.05 to	3.15	262,174	11.60 to	12.24	3,512,976	0.53%	5.99% to	3.74%
Federated IS - Market Opportunity Fund II - Service Class (FVMOS)
2008	0.80 to	2.80	918,459	9.94 to	9.41	8,951,034	1.07%	-1.66% to	-3.64%
2007	0.80 to	2.35	295,662	10.10 to	9.84	2,944,941	1.37%	-2.28% to	-3.81%
2006	1.15 to	2.30	326,855	10.32 to	10.24	3,358,443	0.00%	3.16% to	2.37	%(a) (b)
Federated IS - Quality Bond Fund II - Primary Class (FQB)
2008	0.80 to	1.40	1,061,286	11.42 to	10.97	11,701,500	5.61%	-8.03% to	-8.59%
2007	0.80 to	1.40	1,330,368	12.42 to	12.00	16,034,879	4.53%	4.54% to	3.90%
2006	0.80 to	1.40	1,361,037	11.88 to	11.55	15,768,662	4.34%	3.32% to	2.70%
2005	0.80 to	1.40	1,866,157	11.50 to	11.25	21,031,569	3.80%	0.49% to	-0.12%
2004	0.80 to	1.40	2,208,926	11.44 to	11.26	24,906,332	4.23%	2.79% to	2.17%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Federated IS - Quality Bond Fund II - Service Class (FQBS)
2008	0.95 to	2.95	4,844,381	$10.31 to	9.04	$48,257,499	4.88%	-8.43% to	-10.28%
2007	0.95 to	2.95	5,168,222	11.26 to	10.07	56,663,144	4.31%	4.14% to	2.02%
2006	0.95 to	2.95	4,875,943	10.81 to	9.88	51,727,060	3.80%	2.94% to	0.86%
2005	0.95 to	2.95	4,648,453	10.51 to	9.79	48,245,065	3.29%	0.03% to	-1.98%
2004	0.95 to	2.85	3,548,586	10.50 to	10.78	37,072,244	3.23%	2.34% to	0.39%
Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)
2008	0.80 to	1.40	13,248,157	15.48 to	19.11	363,508,408	2.28%	-43.11% to	-43.46%
2007	0.80 to	1.40	16,421,321	27.21 to	33.80	788,830,764	1.74%	0.71% to	0.10%
2006	0.80 to	1.40	19,837,866	27.02 to	33.76	941,295,561	3.26%	19.23% to	18.52%
2005	0.80 to	1.40	24,111,620	22.66 to	28.49	951,276,572	1.68%	5.02% to	4.39%
2004	0.80 to	1.40	29,628,395	21.58 to	27.29	1,103,365,925	1.58%	10.64% to	9.97%
Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)
2008	0.95 to	2.95	9,142,932	5.37 to	8.75	93,902,730	2.22%	-43.36% to	-44.50%
2007	0.95 to	2.95	9,650,205	9.48 to	15.76	176,168,699	1.71%	-5.21% to	-1.73	%(a)
2006	1.10 to	2.95	9,285,688	18.74 to	16.04	170,040,794	2.92%	18.61% to	16.40%
2005	1.10 to	2.95	8,101,371	15.80 to	13.78	125,643,989	1.28%	4.41% to	2.47%
2004	1.10 to	2.95	6,134,314	15.13 to	13.45	91,285,573	0.82%	10.01% to	7.95%
Fidelity(R) VIP - Growth Portfolio - Initial Class (FGP)
2008	0.80 to	1.40	10,315,116	12.59 to	16.23	326,253,847	0.76%	-47.59% to	-47.91%
2007	0.80 to	1.40	12,473,199	24.02 to	31.16	745,751,636	0.84%	25.94% to	25.18%
2006	0.80 to	1.40	15,379,782	19.07 to	24.89	723,221,795	0.41%	6.00% to	5.36%
2005	0.80 to	1.40	19,493,494	17.99 to	23.63	851,535,193	0.51%	4.95% to	4.32%
2004	0.80 to	1.40	24,907,685	17.14 to	22.65	1,021,303,176	0.28%	2.55% to	1.93%
Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)
2008	0.85 to	3.00	3,750,535	5.40 to	8.19	36,441,386	0.53%	-47.76% to	-48.89%
2007	0.95 to	3.00	4,763,730	11.90 to	16.02	89,331,698	0.32%	19.02% to	22.84	%(a)
2006	1.10 to	3.00	3,396,781	15.59 to	13.04	51,229,656	0.16%	5.40% to	3.38%
2005	1.10 to	3.00	3,421,593	14.79 to	12.61	49,127,180	0.25%	4.35% to	2.35%
2004	1.10 to	2.85	3,015,154	14.17 to	12.36	41,622,162	0.09%	1.99% to	0.18%
Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)
2008	0.80 to	1.40	3,333,874	11.05 to	11.77	56,114,072	7.80%	-25.59% to	-26.04%
2007	0.80 to	1.40	4,420,785	14.84 to	15.91	100,020,943	6.64%	1.96% to	1.34%
2006	0.80 to	1.40	7,076,863	14.56 to	15.70	153,544,649	7.13%	10.35% to	9.68%
2005	0.80 to	1.40	8,818,397	13.19 to	14.31	171,137,153	14.50%	1.88% to	1.27%
2004	0.80 to	1.40	12,101,014	12.95 to	14.13	228,193,033	8.17%	8.72% to	8.06%
Fidelity(R) VIP - High Income Portfolio - Initial Class R (FHIPR)
2008	0.80 to	1.40	1,960,090	7.33 to	7.26	14,240,462	8.85%	-25.48% to	-25.94%
2007	0.80 to	1.40	1,244,598	9.84 to	9.80	12,199,909	16.76%	-1.62% to	-2.02	%(a) (b)
Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)
2008	0.80 to	1.40	3,742,007	14.72 to	14.79	68,743,113	2.41%	-44.26% to	-44.59%
2007	0.80 to	1.40	4,559,645	26.41 to	26.69	150,451,052	3.32%	16.37% to	15.66%
2006	0.80 to	1.40	5,556,872	22.70 to	23.07	158,028,879	0.90%	17.14% to	16.43%
2005	0.80 to	1.40	6,764,235	19.38 to	19.82	164,441,055	0.66%	18.10% to	17.38%
2004	0.80 to	1.40	8,332,810	16.41 to	16.88	172,049,779	1.18%	12.73% to	12.05%
Fidelity(R) VIP - Overseas Portfolio - Initial Class R (FOPR)
2008	0.80 to	1.40	3,203,770	11.16 to	10.72	34,538,550	2.39%	-44.26% to	-44.60%
2007	0.80 to	1.40	3,885,215	20.03 to	19.35	75,531,894	3.35%	16.41% to	15.70%
2006	0.80 to	1.40	4,321,249	17.20 to	16.72	72,538,615	0.89%	17.08% to	16.37%
2005	0.80 to	1.40	4,309,892	14.69 to	14.37	62,111,628	0.64%	18.16% to	17.45%
2004	0.80 to	1.40	4,483,379	12.44 to	12.24	54,961,518	1.04%	12.68% to	12.00%
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 (FO2)
2008	1.10 to	2.30	286,835	14.61 to	13.60	4,029,619	2.20%	-44.58% to	-45.25%
2007	1.10 to	2.30	341,789	26.35 to	24.83	8,701,501	2.94%	15.76% to	14.35%
2006	1.10 to	2.30	395,811	22.77 to	21.72	8,723,911	0.71%	16.48% to	15.07%
2005	1.10 to	2.30	445,790	19.55 to	18.87	8,474,142	0.53%	17.48% to	16.06%
2004	1.10 to	2.35	579,313	16.64 to	16.25	9,439,417	1.00%	12.07% to	10.65%
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)
2008	0.95 to	2.85	3,739,265	5.90 to	8.93	35,540,446	2.29%	-44.48% to	-45.55%
2007	0.95 to	2.80	4,158,503	10.63 to	16.43	71,506,434	3.02%	6.30% to	13.77	%(a)
2006	1.10 to	2.65	3,262,947	15.12 to	14.50	48,966,115	0.68%	16.52% to	14.70%
2005	1.10 to	2.75	2,671,311	12.98 to	12.62	34,592,870	0.39%	17.44% to	15.49%
2004	1.10 to	2.75	1,455,683	11.05 to	10.93	16,113,454	0.00%	10.51% to	9.29	%(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FAMP)
2008	0.80 to	1.40	6,966,315	$16.13 to	15.62	$160,712,631	2.43%	-29.29% to	-29.72%
2007	0.80 to	1.40	8,375,163	22.81 to	22.23	272,815,879	6.05%	14.58% to	13.88%
2006	0.80 to	1.40	10,118,900	19.91 to	19.52	286,791,929	2.82%	6.46% to	5.82%
2005	0.80 to	1.40	12,409,816	18.70 to	18.45	329,413,384	2.78%	3.21% to	2.59%
2004	0.80 to	1.40	15,144,673	18.12 to	17.98	387,934,534	2.80%	4.63% to	3.99%
Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FCP)
2008	0.80 to	1.40	15,111,468	21.76 to	21.80	332,663,039	0.91%	-42.97% to	-43.32%
2007	0.80 to	1.40	18,212,023	38.16 to	38.47	706,656,295	0.90%	16.65% to	15.94%
2006	0.80 to	1.40	21,578,263	32.72 to	33.18	721,451,899	1.27%	10.83% to	10.16%
2005	0.80 to	1.40	24,802,463	29.52 to	30.12	752,002,828	0.29%	16.00% to	15.31%
2004	0.80 to	1.40	27,634,632	25.45 to	26.12	725,941,419	0.34%	14.55% to	13.86%
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)
2008	0.95 to	3.10	16,338,369	6.29 to	10.54	201,905,123	0.73%	-43.24% to	-44.47%
2007	0.95 to	3.10	18,440,700	11.09 to	18.97	404,049,775	0.79%	10.88% to	13.65	%(a)
2006	1.10 to	3.10	16,826,492	19.42 to	16.70	319,679,085	1.04%	10.21% to	7.99%
2005	1.10 to	3.10	13,262,039	17.62 to	15.46	229,643,763	0.09%	15.37% to	13.04%
2004	1.10 to	3.10	7,550,491	15.28 to	13.68	113,908,694	0.10%	13.89% to	11.59%
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
2008	0.80 to	1.40	1,760,865	10.92 to	10.55	18,661,455	4.21%	-4.12% to	-4.70%
2007	0.80 to	1.40	1,827,483	11.39 to	11.07	20,308,029	3.93%	3.37% to	2.74%
2006	0.80 to	1.40	1,663,367	11.02 to	10.78	17,973,250	3.75%	3.47% to	2.84%
2005	0.80 to	1.40	1,541,808	10.65 to	10.48	16,185,460	3.17%	1.27% to	0.65%
2004	0.80 to	1.40	1,079,916	10.52 to	10.41	11,254,188	2.96%	3.48% to	2.86%
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2008	0.65 to	3.25	38,795,425	9.64 to	9.40	405,358,697	3.91%	-4.09% to	-6.60%
2007	0.95 to	3.25	39,988,032	10.15 to	10.06	440,398,413	2.72%	1.47% to	0.68	%(a)
2006	1.10 to	3.25	17,350,200	11.06 to	10.00	187,123,591	2.12%	2.99% to	0.76%
2005	1.10 to	2.90	6,089,737	10.74 to	10.02	64,530,741	2.84%	0.78% to	-1.05%
2004	1.10 to	2.85	3,702,374	10.65 to	10.52	39,157,892	2.31%	3.04% to	1.24%
Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FGOP)
2008	0.80 to	1.40	1,893,306	6.40 to	5.97	11,404,425	0.37%	-55.38% to	-55.65%
2007	0.80 to	1.40	2,355,583	14.35 to	13.47	31,965,894	0.00%	22.19% to	21.45%
2006	0.80 to	1.40	2,712,499	11.75 to	11.09	30,268,618	0.72%	4.61% to	3.98%
2005	0.80 to	1.40	3,577,040	11.23 to	10.67	38,352,113	0.93%	8.02% to	7.37%
2004	0.80 to	1.40	4,326,389	10.39 to	9.93	43,162,018	0.56%	6.33% to	5.69%
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
2008	0.80 to	1.40	2,030,889	6.80 to	6.69	13,616,500	0.35%	-39.99% to	-40.36%
2007	0.80 to	1.40	1,880,661	11.33 to	11.22	21,120,448	0.77%	14.56% to	13.86%
2006	0.80 to	1.40	1,041,179	9.89 to	9.85	10,260,773	0.00%	-1.10% to	-1.50	%(a) (b)
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FMC2)
2008	0.75 to	3.10	8,779,121	6.19 to	13.55	132,721,800	0.24%	-40.06% to	-41.48%
2007	0.95 to	3.10	8,968,155	10.66 to	23.16	228,696,376	0.50%	6.62% to	11.74	%(a)
2006	1.10 to	3.10	8,219,016	23.02 to	20.73	184,744,089	0.17%	11.17% to	8.93%
2005	1.10 to	3.10	7,193,078	20.70 to	19.03	146,085,937	0.00%	16.72% to	14.37%
2004	1.10 to	3.10	3,994,345	17.74 to	16.64	69,828,007	0.00%	23.29% to	20.79%
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
2008	0.80 to	1.40	634,932	7.87 to	7.55	4,824,772	0.60%	-51.57% to	-51.86%
2007	0.80 to	1.40	841,048	16.24 to	15.69	13,262,544	0.93%	4.75% to	4.11%
2006	0.80 to	1.40	959,780	15.50 to	15.07	14,522,707	0.54%	15.27% to	14.58%
2005	0.80 to	1.40	1,313,761	13.45 to	13.15	17,327,837	0.00%	1.74% to	1.12%
2004	0.80 to	1.40	1,973,235	13.22 to	13.01	25,716,534	0.00%	13.08% to	12.39%
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FVSS2)
2008	1.10 to	3.10	844,676	10.98 to	8.68	8,862,131	0.49%	-51.82% to	-52.80%
2007	1.10 to	3.10	1,045,050	22.79 to	18.38	22,900,224	0.63%	4.28% to	2.15%
2006	1.10 to	3.10	1,184,531	21.85 to	18.00	25,032,411	0.35%	14.74% to	12.42%
2005	1.10 to	3.10	1,244,308	19.04 to	16.01	23,050,709	0.00%	1.30% to	-0.74%
2004	1.10 to	3.10	1,160,567	18.80 to	16.13	21,344,299	0.00%	12.59% to	10.31%
Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)
2008	0.75 to	2.80	5,594,487	5.08 to	9.43	54,788,140	0.00%	-54.75% to	-55.69%
2007	0.80 to	2.80	5,413,172	13.59 to	21.28	118,510,583	0.13%	44.47% to	41.54%
2006	0.80 to	2.80	2,923,524	9.41 to	15.03	44,870,467	0.90%	-5.92% to	13.36	%(a)
2005	1.10 to	2.75	1,080,443	13.42 to	13.27	14,439,718	0.70%	34.16% to	32.67	%(a) (b)
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2008	0.80 to	1.40	534,668	8.45 to	8.31	4,453,816	2.86%	-25.68% to	-26.13%
2007	0.80 to	1.40	450,333	11.37 to	11.25	5,074,439	3.44%	7.77% to	7.12%
2006	1.30 to	1.40	162,866	10.51 to	10.51	1,711,515	3.28%	5.13% to	5.05	%(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2008	1.10 to	2.70	4,645,289	$9.22 to	8.68	$41,630,317	2.85%	-25.99% to	-27.19%
2007	1.10 to	2.70	3,748,220	12.45 to	11.92	45,656,435	2.62%	7.22% to	5.48%
2006	1.10 to	2.70	2,744,382	11.62 to	11.30	31,383,195	2.38%	8.38% to	6.63%
2005	1.15 to	2.70	851,649	10.71 to	10.60	9,071,545	0.85%	7.14% to	6.02	%(a) (b)
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2008	0.80 to	1.40	715,854	7.71 to	7.58	5,443,001	2.80%	-33.25% to	-33.65%
2007	0.80 to	1.40	521,510	11.55 to	11.43	5,970,926	3.23%	9.28% to	8.62%
2006	1.30 to	1.40	138,522	10.53 to	10.53	1,458,810	2.86%	5.33% to	5.25	%(a) (b)
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2008	1.10 to	2.90	6,972,856	8.80 to	8.23	60,026,433	2.68%	-33.54% to	-34.75%
2007	1.10 to	2.90	5,452,403	13.25 to	12.61	70,902,100	2.44%	8.75% to	6.76%
2006	1.10 to	2.90	3,209,353	12.18 to	11.81	38,598,876	1.89%	10.48% to	8.47%
2005	1.15 to	2.90	1,450,199	11.02 to	10.89	15,908,277	1.01%	10.21% to	8.91	%(a) (b)
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2008	0.80 to	1.40	481,061	7.17 to	7.06	3,404,900	2.59%	-38.57% to	-38.94%
2007	0.80 to	1.40	307,780	11.68 to	11.56	3,564,229	3.24%	10.31% to	9.64%
2006	0.80 to	1.40	85,450	10.59 to	10.55	901,603	2.10%	5.88% to	5.46	%(a) (b)
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2008	1.10 to	2.70	1,631,753	8.43 to	7.94	13,382,199	2.19%	-38.85% to	-39.84%
2007	1.10 to	2.70	1,398,391	13.78 to	13.20	18,889,628	2.17%	9.85% to	8.07%
2006	1.10 to	2.90	1,094,121	12.55 to	12.17	13,545,883	1.72%	11.69% to	9.66%
2005	1.15 to	2.90	626,404	11.23 to	11.10	6,999,070	0.99%	12.29% to	10.97	%(a) (b)
Financial Investors VIT - First Horizon Core Equity Portfolio (FHGIP)
2005	1.55 to	2.35	56,260	10.89 to	10.68	604,067	1.26%	-4.24% to	-5.02%
2004	1.55 to	2.35	63,802	11.37 to	11.25	720,213	1.40%	3.84% to	3.00%
First Horizon Capital Appreciation Portfolio (FHCAP)
2005	1.55 to	2.30	4,666	11.89 to	11.69	55,110	0.00%	1.46% to	0.69%
2004	1.55 to	2.30	4,651	11.72 to	11.60	54,300	0.00%	9.52% to	8.69%
Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)
2008	0.80 to	2.80	2,181,313	6.42 to	9.01	20,523,237	2.72%	-53.05% to	-54.00%
2007	0.80 to	2.80	2,877,413	13.67 to	19.58	57,939,683	1.81%	27.66% to	25.08%
2006	0.80 to	2.80	1,703,817	10.71 to	15.66	27,220,949	1.21%	7.06% to	24.59	%(a)
2005	1.10 to	2.75	588,613	12.71 to	12.57	7,454,753	0.17%	27.11% to	25.70	%(a) (b)
Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)
2008	0.95 to	2.25	358,613	11.85 to	13.32	4,967,042	2.39%	-40.95% to	-41.72%
2007	0.95 to	2.25	462,809	20.06 to	22.86	10,928,425	1.98%	14.35% to	12.85%
2006	0.95 to	2.25	531,179	17.54 to	20.25	11,028,499	1.19%	20.29% to	18.72%
2005	0.95 to	2.25	634,836	14.58 to	17.06	11,022,531	1.12%	9.13% to	7.70%
2004	0.95 to	2.25	759,444	13.36 to	15.84	12,142,293	1.42%	17.40% to	15.86%
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
2008	0.65 to	3.25	25,106,259	6.17 to	9.17	247,362,383	2.54%	-40.78% to	-42.33%
2007	0.80 to	3.25	16,511,364	12.48 to	15.91	278,332,427	1.98%	14.52% to	11.67%
2006	0.80 to	3.25	8,716,921	10.89 to	14.24	129,480,230	1.07%	8.94% to	17.53	%(a)
2005	0.95 to	2.90	3,144,611	12.60 to	12.19	39,198,071	1.15%	9.09% to	6.95%
2004	0.95 to	2.70	1,223,594	11.55 to	11.42	14,077,001	0.45%	15.52% to	14.17	%(a) (b)
Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)
2008	0.80 to	2.65	456,888	6.62 to	6.54	3,010,257	3.50%	-33.79% to	-34.62	%(a) (b)
Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)
2008	0.80 to	2.80	5,797,396	12.17 to	11.85	72,143,518	3.87%	5.36% to	3.23%
2007	0.80 to	2.80	4,159,217	11.55 to	11.48	49,473,961	2.64%	10.14% to	7.91%
2006	1.10 to	2.65	1,905,578	10.95 to	10.66	20,725,398	2.53%	11.61% to	9.86%
2005	1.15 to	2.65	501,187	9.81 to	9.71	4,902,407	0.88%	-1.94% to	-2.93	%(a) (b)
Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)
2008	0.80 to	2.95	10,666,736	8.01 to	7.56	83,813,696	5.45%	-30.22% to	-31.73%
2007	0.80 to	2.95	10,613,089	11.48 to	11.07	120,358,043	3.75%	2.92% to	0.68%
2006	0.80 to	2.80	4,753,427	11.16 to	11.01	52,751,296	0.46%	11.57% to	10.07	%(a) (b)
Franklin Templeton VIP - Rising Dividends Securities Fund - Class 2 (FTVRD2)
2008	0.95 to	3.00	6,005,955	9.98 to	9.86	69,210,732	1.80%	-27.79% to	-29.29%
2007	0.95 to	3.00	7,191,142	13.82 to	13.94	115,583,625	2.42%	-3.62% to	-5.62%
2006	0.95 to	3.00	8,485,936	14.33 to	14.78	142,480,300	1.10%	16.01% to	13.62%
2005	0.95 to	3.00	8,398,809	12.36 to	13.00	122,425,253	0.91%	2.45% to	0.33%
2004	0.95 to	2.95	5,740,207	12.06 to	12.97	82,208,252	0.58%	9.94% to	7.72%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)
2008	0.75 to	3.05	3,847,456	$6.89 to	11.52	$51,984,101	1.08%	-33.52% to	-35.06%
2007	0.80 to	3.05	3,336,527	9.87 to	17.74	68,664,008	0.72%	-3.16% to	-5.37%
2006	0.80 to	2.80	3,184,805	10.19 to	18.93	68,147,428	0.58%	1.91% to	13.71	%(a)
2005	0.95 to	2.65	2,432,175	15.07 to	18.19	45,353,134	0.81%	7.74% to	5.89%
2004	0.95 to	2.75	1,537,632	13.98 to	15.75	26,753,540	0.14%	22.57% to	20.35%
Janus Aspen Series - Balanced Portfolio - Service Class (JABS)
2008	0.95 to	2.55	848,549	12.08 to	11.96	10,629,343	2.43%	-16.86% to	-18.20%
2007	0.95 to	2.55	908,896	14.53 to	14.63	13,784,481	2.33%	9.23% to	7.46%
2006	0.95 to	2.55	946,961	13.30 to	13.61	13,298,761	2.03%	9.37% to	7.61%
2005	0.95 to	2.55	889,457	12.16 to	12.65	11,543,065	1.93%	6.64% to	4.92%
2004	0.95 to	2.55	965,605	11.40 to	12.06	11,838,785	2.75%	7.26% to	5.53%
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
2008	0.80 to	2.85	6,759,021	6.45 to	11.01	62,774,776	0.01%	-44.76% to	-45.90%
2007	0.80 to	2.85	4,763,489	11.67 to	20.36	70,732,848	0.18%	35.54% to	32.72%
2006	0.80 to	2.80	3,715,916	8.61 to	15.37	36,031,995	0.13%	8.25% to	6.07%
2005	0.80 to	2.80	4,486,139	7.95 to	14.49	39,249,662	0.01%	11.66% to	9.41%
2004	0.80 to	2.80	5,056,803	7.12 to	13.24	38,894,723	0.02%	17.02% to	14.67%
Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)
2008	0.80 to	1.40	628,439	2.83 to	2.68	1,696,007	0.09%	-44.42% to	-44.76%
2007	0.80 to	1.40	733,774	5.09 to	4.86	3,581,793	0.31%	20.72% to	19.99%
2006	0.80 to	1.40	957,855	4.22 to	4.05	3,893,993	0.00%	6.97% to	6.32%
2005	0.80 to	1.40	1,331,430	3.94 to	3.81	5,087,677	0.00%	10.66% to	9.99%
2004	0.80 to	1.40	1,940,791	3.56 to	3.46	6,737,842	0.00%	-0.24% to	-0.84%
Janus Aspen Series - Global Technology Portfolio - Service II Class (JAGTS2)
2008	0.80 to	1.40	342,194	8.26 to	7.93	2,732,234	0.09%	-44.35% to	-44.68%
2007	0.80 to	1.40	394,297	14.84 to	14.34	5,684,417	0.33%	20.78% to	20.04%
2006	0.80 to	1.40	411,359	12.29 to	11.94	4,935,597	0.00%	7.08% to	6.43%
2005	0.80 to	1.40	465,574	11.48 to	11.22	5,242,415	0.00%	10.44% to	9.77%
2004	0.80 to	1.40	608,518	10.39 to	10.22	6,234,982	0.00%	0.03% to	-0.58%
Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)
2008	0.80 to	2.60	333,684	6.32 to	10.35	3,604,801	0.69%	-36.75% to	-37.90%
2007	0.80 to	2.60	321,741	10.00 to	16.66	5,521,409	0.50%	-0.03% to	3.36	%(a)
2006	0.95 to	2.50	237,661	15.64 to	16.18	3,888,158	0.15%	9.72% to	8.01%
2005	0.95 to	2.50	177,552	14.26 to	14.98	2,697,907	1.32%	9.86% to	8.15%
2004	0.95 to	2.70	141,265	12.98 to	13.81	1,972,978	2.26%	16.35% to	14.29%
Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)
2008	0.80 to	2.15	711,183	7.97 to	18.03	6,402,172	2.65%	-52.61% to	-53.26%
2007	0.80 to	2.15	879,729	16.81 to	38.58	16,732,189	0.44%	26.99% to	25.25%
2006	0.80 to	2.15	1,090,672	13.24 to	30.80	16,201,270	1.82%	45.46% to	43.49%
2005	0.80 to	2.45	1,379,274	9.10 to	21.28	14,034,749	0.98%	30.89% to	28.72%
2004	0.80 to	2.45	1,822,897	6.95 to	16.53	14,029,437	0.77%	17.74% to	15.78%
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
2008	0.65 to	3.25	8,802,005	4.85 to	11.68	113,283,262	2.77%	-52.52% to	-53.77%
2007	0.80 to	3.25	7,719,861	29.56 to	25.27	212,963,970	0.45%	27.04% to	23.89%
2006	0.80 to	3.25	6,010,855	23.27 to	20.40	131,707,793	1.95%	45.53% to	41.94%
2005	0.80 to	2.20	1,666,749	15.99 to	14.63	25,822,972	1.10%	30.96% to	29.12%
2004	0.80 to	2.20	995,810	12.21 to	11.33	11,887,853	0.91%	17.76% to	13.29	%(b)
JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMCVP)
2008	0.80 to	1.40	654,300	9.66 to	9.39	6,164,916	1.13%	-33.74% to	-34.14%
2007	0.80 to	1.40	934,069	14.58 to	14.26	13,355,230	0.93%	1.63% to	1.01%
2006	0.80 to	1.40	1,328,877	14.35 to	14.12	18,795,204	0.59%	15.91% to	15.21%
2005	0.80 to	1.40	2,326,240	12.38 to	12.25	28,535,450	0.22%	8.34% to	7.69%
2004	0.80 to	1.40	837,806	11.42 to	11.38	9,536,123	0.00%	14.23% to	13.78	%(a) (b)
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
2008	0.65 to	3.25	38,156,662	8.59 to	8.09	355,647,246	4.55%	-13.99% to	-16.24%
2007	0.80 to	3.25	38,220,042	15.25 to	9.66	424,912,124	3.23%	3.93% to	1.35%
2006	0.80 to	3.25	19,400,879	14.68 to	9.53	224,892,310	3.51%	3.37% to	0.82%
2005	0.80 to	2.75	8,471,408	14.20 to	9.59	116,762,312	2.78%	0.63% to	-1.34%
2004	0.80 to	2.75	8,511,968	14.11 to	9.72	125,688,679	3.65%	-0.03% to	-1.99%
MFS(R) VIT - Investors Growth Stock Series - Service Class (MIGSC)
2008	0.95 to	2.80	1,184,843	8.47 to	8.41	11,622,597	0.30%	-37.58% to	-38.75%
2007	0.95 to	3.15	1,427,758	13.57 to	13.50	22,610,416	0.09%	9.96% to	7.51%
2006	0.95 to	3.15	1,642,788	12.34 to	12.55	23,833,223	0.00%	6.29% to	3.93%
2005	0.95 to	3.15	1,866,912	11.61 to	12.08	25,659,631	0.14%	3.24% to	0.95%
2004	1.10 to	3.15	1,330,865	13.65 to	11.97	17,804,034	0.00%	7.79% to	5.55%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

MFS(R) VIT - Value Series - Service Class (MVFSC)
2008	0.80 to	3.05	5,622,918	$7.91 to	11.04	$71,657,666	1.02%	-33.28% to	-34.80%
2007	0.80 to	3.15	4,556,477	11.85 to	16.86	87,844,770	0.73%	6.73% to	4.19%
2006	0.80 to	3.15	3,466,377	11.10 to	16.18	63,110,866	0.70%	11.02% to	16.72	%(a)
2005	1.10 to	3.15	1,732,243	15.74 to	13.86	26,565,220	0.77%	5.30% to	3.12%
2004	1.10 to	3.15	871,754	14.94 to	13.44	12,731,984	0.38%	13.56% to	11.21%
MTB Large Cap Growth Fund II (VFLG2)
2008	1.15 to	2.35	85,778	7.46 to	7.05	641,766	0.42%	-39.76% to	-40.49%
2007	1.15 to	2.35	90,603	12.39 to	11.85	1,130,341	0.38%	7.89% to	6.58%
2006	1.15 to	2.35	91,381	11.48 to	11.12	1,057,960	0.54%	9.08% to	7.76%
2005	1.15 to	2.35	87,319	10.53 to	10.32	928,731	0.45%	0.85% to	-0.37%
2004	1.15 to	2.35	58,138	10.44 to	10.36	611,643	0.75%	4.37% to	3.58	%(a) (b)
MTB Large Cap Value Fund II (VFLV2)
2008	1.15 to	2.40	105,574	8.62 to	8.13	912,662	1.27%	-40.10% to	-40.86%
2007	1.15 to	2.35	111,241	14.39 to	13.77	1,613,063	1.08%	0.39% to	-0.83%
2006	1.15 to	2.35	100,046	14.34 to	13.89	1,450,895	1.01%	16.26% to	14.85%
2005	1.15 to	2.35	82,930	12.33 to	12.09	1,038,567	0.97%	9.02% to	7.70%
2004	1.15 to	2.35	50,546	11.31 to	11.23	579,510	1.08%	13.12% to	12.26	%(a) (b)
MTB Managed Allocation Fund - Aggressive Growth II (MBVAG2)
2008	1.15 to	1.85	22,130	7.61 to	7.42	166,461	0.45%	-41.31% to	-41.73%
2007	1.15 to	1.85	33,329	12.97 to	12.73	429,215	1.38%	6.46% to	5.70%
2006	1.15 to	1.85	27,147	12.19 to	12.04	329,302	3.32%	13.51% to	12.71%
2005	1.35 to	1.75	11,254	10.72 to	10.69	120,559	1.08%	7.21% to	6.92	%(a) (b)
MTB Managed Allocation Fund - Conservative Growth II (MBVCG2)
2008	1.15 to	1.75	22,506	8.94 to	8.74	198,924	2.65%	-20.62% to	-21.10%
2007	1.15 to	1.75	8,194	11.26 to	11.08	92,000	2.66%	3.94% to	3.30%
2006	1.15 to	1.75	8,142	10.83 to	10.72	88,038	3.85%	5.73% to	5.09%
2005	1.25 to	1.75	3,652	10.24 to	10.20	37,354	3.18%	2.39% to	2.04	%(a) (b)
MTB Managed Allocation Fund - Moderate Growth II (VFMG2)
2008	1.15 to	2.60	567,913	8.95 to	8.36	5,101,299	1.30%	-29.89% to	-30.92%
2007	1.15 to	2.60	651,956	12.76 to	12.10	8,384,121	2.05%	5.65% to	4.10%
2006	1.15 to	2.60	703,592	12.08 to	11.62	8,580,243	2.61%	9.15% to	7.56%
2005	1.15 to	2.60	659,109	11.07 to	10.81	7,392,704	1.78%	2.80% to	1.30%
2004	1.15 to	2.35	396,790	10.77 to	10.68	4,342,283	1.60%	7.65% to	6.84	%(a) (b)
Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)
2008	0.80 to	3.10	81,161,084	7.70 to	7.23	609,557,811	3.17%	-30.34% to	-31.96%
2007	0.80 to	2.95	42,263,897	11.06 to	10.66	460,727,179	2.72%	5.29% to	2.99%
2006	0.80 to	2.70	12,975,664	10.50 to	10.37	135,528,888	3.29%	5.01% to	3.67	%(a) (b)
Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)
2008	0.80 to	3.10	33,032,987	9.57 to	8.99	306,925,600	7.38%	-10.59% to	-12.67%
2007	0.80 to	2.95	12,421,457	10.71 to	10.32	130,936,805	8.10%	2.15% to	-0.07%
2006	1.05 to	2.70	1,749,769	10.47 to	10.35	18,258,647	0.44%	4.65% to	3.49	%(a) (b)
Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)
2008	0.75 to	3.05	6,969,825	6.22 to	7.00	50,870,236	2.90%	-39.10% to	-40.51%
2007	0.80 to	3.05	5,365,947	12.23 to	11.78	64,844,710	2.79%	13.44% to	10.86%
2006	0.80 to	2.50	2,159,481	10.78 to	10.66	23,167,616	0.10%	7.85% to	6.62	%(a) (b)
Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)
2008	0.65 to	3.25	15,955,035	5.63 to	5.92	98,887,216	2.18%	-44.58% to	-46.03%
2007	0.80 to	3.25	11,269,769	11.44 to	10.98	127,268,601	0.71%	11.00% to	8.24%
2006	0.80 to	3.10	4,677,116	10.31 to	10.15	47,960,489	1.16%	3.09% to	1.50	%(a) (b)
Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)
2008	0.80 to	3.10	38,038,535	6.05 to	5.81	225,395,652	3.41%	-38.56% to	-39.99%
2007	0.80 to	2.95	8,176,408	9.84 to	9.70	79,871,976	2.28%	-1.61% to	-3.04	%(a) (b)
Nationwide VIT - Cardinal Aggressive Fund - Class II (NVCRA2)
2008	0.80 to	2.60	688,094	6.38 to	6.30	4,366,517	1.64%	-36.21% to	-36.99	%(a) (b)
Nationwide VIT - Cardinal Balanced Fund - Class II (NVCRB2)
2008	1.10 to	3.10	17,964,614	7.93 to	7.82	141,470,743	1.93%	-20.70% to	-21.77	%(a) (b)
Nationwide VIT - Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2008	0.80 to	2.95	15,353,953	7.22 to	7.12	110,154,375	1.75%	-27.78% to	-28.8	%(a) (b)
Nationwide VIT - Cardinal Conservative Fund - Class II (NVCCN2)
2008	1.10 to	2.95	5,226,256	9.08 to	8.97	47,264,496	2.21%	-9.18% to	-10.32	%(a) (b)
Nationwide VIT - Cardinal Moderate Fund - Class II (NVCMD2)
2008	0.80 to	2.95	13,903,119	7.58 to	7.47	104,822,308	1.77%	-24.19% to	-25.29	%(a) (b)
Nationwide VIT - Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2008	1.10 to	2.70	14,026,096	6.84 to	6.77	95,660,793	1.72%	-31.56% to	-32.31	%(a) (b)
Nationwide VIT - Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2008	1.10 to	2.95	4,777,489	8.31 to	8.21	39,524,433	1.94%	-16.89% to	-17.93	%(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES to FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	total Return***

Nationwide VIT - Core Bond Fund - Class I (NVCBD1)
2008	1.30 to	1.40	42,991	$9.86 to	9.85	$423,815	3.07%	-1.41% to	-1.48	%(a) (b)
Nationwide VIT - Core Bond Fund - Class II (NVCBD2)
2008	1.05 to	2.70	279,918	9.85 to	9.74	2,747,847	3.51%	-1.46% to	-2.56	%(a) (b)
Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)
2008	0.95 to	2.35	833,712	9.45 to	9.73	8,523,732	8.79%	-28.67% to	-29.68%
2007	0.95 to	2.35	1,099,805	13.25 to	13.84	15,862,330	7.26%	2.15% to	0.70%
2006	0.95 to	2.35	1,370,433	12.98 to	13.75	19,466,090	6.92%	9.56% to	8.01%
2005	0.95 to	2.35	1,835,081	11.84 to	12.73	23,862,058	7.21%	1.41% to	-0.02%
2004	0.95 to	2.75	2,793,276	11.68 to	11.69	36,076,240	7.36%	9.05% to	7.07%
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
2008	0.80 to	2.75	3,688,239	7.78 to	7.81	30,220,484	8.86%	-28.67% to	-30.08%
2007	0.80 to	2.80	3,534,655	10.90 to	11.15	40,885,129	8.09%	2.34% to	0.26%
2006	0.80 to	2.45	2,697,783	10.65 to	11.19	30,684,739	7.38%	6.54% to	7.90	%(a)
2005	0.95 to	2.35	1,650,804	10.47 to	10.38	17,226,530	8.47%	4.74% to	3.76	%(a) (b)
Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)
2008	0.80 to	1.40	33,579	14.58 to	13.87	468,183	1.15%	-58.10% to	-58.36%
2007	0.80 to	1.40	40,673	34.80 to	33.31	1,361,399	0.67%	44.41% to	43.53%
2006	0.80 to	1.40	52,896	24.10 to	23.21	1,232,735	0.66%	35.63% to	34.81%
2005	0.80 to	1.40	71,734	17.77 to	17.21	1,239,682	0.59%	31.58% to	30.79%
2004	0.80 to	1.40	91,659	13.51 to	13.16	1,210,001	0.79%	19.78% to	19.05%
Nationwide VIT - Gartmore Emerging Markets Fund - Class II (GEM2)
2008	1.10 to	2.45	88,202	21.04 to	19.41	1,800,059	0.82%	-58.39% to	-58.96%
2007	1.10 to	2.45	134,775	50.56 to	47.29	6,651,015	0.42%	43.59% to	41.62%
2006	1.10 to	2.45	171,105	35.22 to	33.39	5,894,605	0.52%	34.82% to	32.99%
2005	1.10 to	2.45	229,328	26.12 to	25.11	5,880,895	0.39%	30.88% to	29.10%
2004	1.10 to	2.45	308,910	19.96 to	19.45	6,083,130	0.89%	19.11% to	17.49%
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
2008	0.80 to	1.40	1,827,343	15.93 to	15.30	28,122,168	1.09%	-58.17% to	-58.42%
2007	0.80 to	1.40	2,599,261	38.08 to	36.80	96,119,470	0.68%	44.38% to	43.50%
2006	0.80 to	1.40	2,337,802	26.38 to	25.64	60,183,472	0.78%	35.55% to	34.74%
2005	0.80 to	1.40	2,370,880	19.46 to	19.03	45,251,879	0.50%	31.60% to	30.80%
2004	0.80 to	1.40	1,392,714	14.79 to	14.55	20,303,030	1.15%	19.79% to	19.07%
Nationwide VIT - Gartmore Emerging Markets Fund - Class VI (GEM6)
2008	0.75 to	2.80	2,681,445	4.27 to	11.52	32,388,303	0.99%	-58.18% to	-59.05%
2007	0.95 to	2.80	3,749,821	13.46 to	28.12	109,631,081	0.59%	34.62% to	41.36	%(a)
2006	1.10 to	2.80	2,839,512	20.83 to	19.89	58,358,811	0.62%	35.06% to	32.74%
2005	1.10 to	2.75	1,795,459	15.42 to	15.00	27,469,297	0.51%	31.03% to	28.86%
2004	1.10 to	2.75	690,336	11.77 to	11.64	8,096,434	1.65%	17.71% to	16.41	%(a) (b)
Nationwide VIT - Gartmore Global Utilities Fund - Class II (GVGU2)
2008	1.15 to	2.10	23,118	17.85 to	16.87	404,326	2.63%	-33.94% to	-34.57%
2007	0.95 to	2.10	35,923	25.25 to	25.78	952,362	2.10%	18.91% to	17.53%
2006	0.95 to	2.10	46,958	21.23 to	21.94	1,053,325	2.21%	36.03% to	34.45%
2005	0.95 to	2.10	54,377	15.61 to	16.32	902,655	1.71%	5.18% to	3.96%
2004	0.95 to	2.10	67,201	14.84 to	15.70	1,066,556	1.00%	28.33% to	26.84%
Nationwide VIT - Gartmore Global Utilities Fund - Class III (GVGU)
2008	0.80 to	1.40	340,376	15.73 to	15.10	5,166,421	2.86%	-33.44% to	-33.84%
2007	0.80 to	1.40	549,810	23.63 to	22.83	12,602,303	2.41%	19.42% to	18.70%
2006	0.80 to	1.40	703,436	19.78 to	19.23	13,573,005	2.45%	36.49% to	35.67%
2005	0.80 to	1.40	442,364	14.49 to	14.18	6,284,975	2.27%	5.63% to	4.99%
2004	0.80 to	1.40	578,802	13.72 to	13.50	7,825,622	1.25%	28.91% to	28.13%
Nationwide VIT - Gartmore International Equity Fund - Class I (GIG)
2008	0.80 to	1.40	7,437	8.62 to	8.20	61,400	1.38%	-46.49% to	-46.81%
2007	0.80 to	1.40	7,935	16.11 to	15.42	123,047	0.38%	26.12% to	25.36%
2006	0.80 to	1.40	10,735	12.77 to	12.30	133,086	1.00%	31.90% to	31.11%
2005	0.80 to	1.40	15,486	9.68 to	9.38	146,183	0.96%	29.17% to	28.39%
2004	0.80 to	1.40	15,800	7.50 to	7.31	116,027	0.73%	13.28% to	12.60%
Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3)
2008	0.80 to	1.40	1,123,906	13.65 to	13.11	14,805,125	1.25%	-46.47% to	-46.80%
2007	0.80 to	1.40	1,528,618	25.50 to	24.63	37,816,487	0.44%	26.13% to	25.36%
2006	0.80 to	1.40	1,396,070	20.21 to	19.65	27,532,803	1.27%	31.89% to	31.10%
2005	0.80 to	1.40	847,716	15.33 to	14.99	12,738,956	0.74%	29.14% to	28.36%
2004	0.80 to	1.40	348,335	11.87 to	11.68	4,073,360	1.00%	13.44% to	12.75%
Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)
2008	1.10 to	2.60	510,631	5.47 to	5.41	2,781,264	1.52%	-45.33% to	-45.88	%(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT - Gartmore Worldwide Leaders Fund - Class III (GEF3)
2008	0.80 to	1.40	249,753	$11.28 to	10.96	$2,748,870	0.67%	-44.77% to	-45.11%
2007	0.80 to	1.40	376,901	20.42 to	19.97	7,550,213	0.49%	18.98% to	18.25%
2006	0.80 to	1.40	384,266	17.17 to	16.89	6,502,021	0.82%	24.81% to	24.06%
2005	0.80 to	1.40	219,580	13.75 to	13.62	2,992,804	0.44%	18.39% to	17.67%
2004	1.30 to	1.40	19,645	11.58 to	11.57	227,435	0.00%	15.79% to	15.71	%(a) (b)
Nationwide VIT - Global Financial Services Fund - Class II (GVGF2)
2008	0.95 to	2.15	55,720	9.49 to	10.80	623,060	1.65%	-46.85% to	-47.50%
2007	0.95 to	2.15	65,660	17.86 to	20.57	1,389,160	2.84%	-2.35% to	-3.54%
2006	0.95 to	2.30	85,448	18.29 to	21.20	1,862,421	1.63%	18.95% to	17.33%
2005	0.95 to	2.30	91,491	15.38 to	18.07	1,683,814	1.68%	9.74% to	8.25%
2004	0.95 to	2.30	111,302	14.02 to	16.69	1,878,091	1.63%	19.62% to	17.99%
Nationwide VIT - Global Financial Services Fund - Class III (GVGFS)
2008	0.80 to	1.40	212,769	10.01 to	9.61	2,057,788	2.14%	-46.64% to	-46.97%
2007	0.80 to	1.40	168,520	18.76 to	18.13	3,068,547	3.09%	-1.92% to	-2.51%
2006	0.80 to	1.40	230,182	19.13 to	18.59	4,294,613	2.27%	19.38% to	18.66%
2005	0.80 to	1.40	235,707	16.02 to	15.67	3,701,998	1.28%	10.28% to	9.62%
2004	0.80 to	1.40	401,465	14.53 to	14.29	5,747,991	2.12%	20.16% to	19.43%
Nationwide VIT - Government Bond Fund - Class I (GBF)
2008	0.65 to	3.25	51,150,296	10.78 to	10.61	710,154,637	4.30%	7.02% to	4.22%
2007	0.80 to	3.25	42,800,012	18.15 to	10.18	579,531,623	4.58%	6.30% to	3.66%
2006	0.80 to	3.25	21,636,655	17.07 to	9.82	251,897,848	4.10%	2.52% to	-0.01%
2005	0.80 to	2.95	11,094,727	16.65 to	9.90	145,003,624	3.61%	2.44% to	0.23%
2004	0.80 to	2.80	9,699,069	16.26 to	9.90	136,685,517	5.37%	2.44% to	0.37%
Tax qualified
2006	1.30		1,626,743	46.68		75,942,558	4.10%		2.00%
2005	1.30		1,939,292	45.77		88,757,078	3.61%		1.92%
2004	1.30		2,272,676	44.90		102,051,082	5.37%		1.92%
Non-tax qualified
2006	1.30		779,383	46.56		36,288,472	4.10%		2.00%
2005	1.30		967,697	45.65		44,172,372	3.61%		1.92%
2004	1.30		1,096,169	44.78		49,091,808	5.37%		1.92%
Nationwide VIT - Growth Fund - Class I (CAF)
2008	0.80 to	1.40	2,568,010	9.98 to	10.98	31,041,966	0.27%	-39.20% to	-39.57%
2007	0.80 to	1.40	3,094,521	16.41 to	18.16	61,757,970	0.17%	18.58% to	17.86%
2006	0.80 to	1.40	3,637,231	13.84 to	15.41	61,410,149	0.05%	5.32% to	4.69%
2005	0.80 to	1.40	4,490,233	13.14 to	14.72	72,042,518	0.08%	5.65% to	5.01%
2004	0.80 to	1.40	5,607,355	12.44 to	14.02	85,306,314	0.30%	7.29% to	6.64%
Nationwide VIT - Health Sciences Fund - Class II (GVGH2)
2008	0.95 to	2.40	104,433	10.33 to	12.22	1,341,247	0.10%	-26.11% to	-27.19%
2007	0.95 to	2.40	124,698	13.98 to	16.78	2,178,340	0.01%	11.85% to	10.20%
2006	0.95 to	2.40	146,024	12.50 to	15.23	2,295,803	0.00%	1.46% to	-0.02%
2005	0.95 to	2.40	164,699	12.32 to	15.23	2,566,533	0.00%	7.16% to	5.60%
2004	0.95 to	2.40	219,080	11.50 to	14.42	3,205,101	0.00%	6.54% to	4.98%
Nationwide VIT - Health Sciences Fund - Class III (GVGHS)
2008	0.80 to	1.40	425,425	11.01 to	10.57	4,518,907	0.27%	-25.83% to	-26.28%
2007	0.80 to	1.40	476,539	14.84 to	14.34	6,861,700	0.07%	12.32% to	11.63%
2006	0.80 to	1.40	539,659	13.21 to	12.84	6,954,737	0.00%	1.88% to	1.27%
2005	0.80 to	1.40	681,589	12.97 to	12.68	8,666,245	0.00%	7.56% to	6.91%
2004	0.80 to	1.40	753,248	12.06 to	11.86	8,950,781	0.00%	6.98% to	6.33%
Nationwide VIT - Health Sciences Fund - Class VI (GVGH6)
2008	0.95 to	2.60	1,764,395	8.88 to	8.21	15,216,848	0.03%	-26.15% to	-27.38%
2007	0.95 to	2.60	1,289,936	12.03 to	11.31	15,179,536	0.06%	11.90% to	10.02%
2006	0.95 to	2.50	1,150,570	10.75 to	10.31	12,177,962	0.00%	1.45% to	-0.14%
2005	0.95 to	2.75	981,490	10.59 to	10.28	10,290,290	0.00%	7.21% to	5.27%
2004	0.95 to	2.65	506,914	9.88 to	9.77	4,990,392	0.00%	-1.18% to	-2.31	%(a) (b)
Nationwide VIT - International Index Fund - Class VIII (GVIX8)
2008	0.80 to	2.75	996,023	6.68 to	6.33	6,515,309	1.84%	-43.55% to	-44.66%
2007	0.80 to	2.60	994,418	11.83 to	11.48	11,613,924	1.36%	8.51% to	6.53%
2006	0.80 to	2.50	344,723	10.90 to	10.78	3,735,515	1.44%	9.05% to	7.80	%(a) (b)
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
2008	0.80 to	3.10	28,976,150	10.00 to	10.31	340,600,981	2.05%	-37.35% to	-38.81%
2007	0.80 to	3.10	31,376,425	15.96 to	16.85	595,372,007	1.99%	5.11% to	2.66%
2006	0.80 to	3.15	31,476,825	15.19 to	16.39	574,617,190	2.05%	15.94% to	13.20%
2005	0.80 to	3.15	28,651,809	13.10 to	14.48	456,283,327	2.09%	7.07% to	4.54%
2004	0.80 to	3.15	15,370,206	12.24 to	13.85	229,534,791	2.08%	13.11% to	10.44%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
2008	0.65 to	2.90	17,322,335	$9.43 to	10.21	$194,173,796	3.48%	-6.63% to	-8.75%
2007	0.80 to	2.90	12,824,884	12.51 to	11.19	155,324,013	3.57%	4.53% to	2.31%
2006	0.80 to	2.90	11,627,252	11.96 to	10.94	135,903,498	3.06%	5.32% to	3.09%
2005	0.80 to	2.90	10,630,963	11.36 to	10.61	119,046,011	2.93%	2.48% to	0.32%
2004	0.80 to	2.85	8,879,736	11.09 to	10.58	97,796,092	2.75%	3.82% to	1.67%
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
2008	0.65 to	3.25	149,844,350	7.75 to	10.12	1,725,868,410	2.83%	-23.70% to	-25.69%
2007	0.75 to	3.25	145,018,915	10.15 to	13.62	2,213,097,547	2.80%	1.55% to	2.21	%(a)
2006	0.80 to	3.25	119,084,540	13.55 to	13.32	1,748,946,215	2.59%	10.46% to	7.74%
2005	0.80 to	3.25	68,034,438	12.27 to	12.36	912,007,522	2.38%	4.50% to	1.93%
2004	0.80 to	3.10	39,171,967	11.74 to	12.16	503,658,002	2.41%	8.66% to	6.14%
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2008	0.65 to	3.25	102,697,193	6.95 to	10.24	1,214,743,220	2.48%	-31.84% to	-33.62%
2007	0.80 to	3.25	100,235,949	15.31 to	15.43	1,754,174,386	2.38%	5.30% to	2.68%
2006	0.80 to	3.25	84,334,918	14.54 to	15.03	1,411,443,294	2.32%	13.63% to	10.83%
2005	0.80 to	3.25	54,186,761	12.79 to	13.56	803,417,643	2.25%	6.22% to	3.60%
2004	0.80 to	3.25	28,932,284	12.05 to	13.09	404,519,632	2.13%	11.20% to	8.45%
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2008	0.65 to	3.20	42,212,488	8.55 to	10.11	478,690,281	3.20%	-15.60% to	-17.76%
2007	0.80 to	3.00	37,093,457	13.43 to	12.41	505,146,597	3.22%	5.01% to	2.67%
2006	0.80 to	3.00	26,410,052	12.79 to	12.09	346,803,038	2.80%	7.56% to	5.18%
2005	0.80 to	3.00	21,337,805	11.89 to	11.49	262,262,110	2.75%	3.65% to	1.36%
2004	0.80 to	3.00	14,377,462	11.47 to	11.34	171,579,370	2.61%	6.30% to	3.94%
Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)
2008	0.80 to	1.40	243,504	9.34 to	9.08	2,218,666	2.75%	-26.14% to	-26.59%
2007	0.80 to	1.40	265,247	12.64 to	12.36	3,289,279	2.30%	3.78% to	3.15%
2006	0.80 to	1.40	285,299	12.18 to	11.99	3,426,244	2.46%	11.35% to	10.68%
2005	0.80 to	1.40	230,571	10.94 to	10.83	2,499,509	2.31%	1.72% to	1.11%
2004	1.30 to	1.40	82,004	10.72 to	10.71	878,643	1.67%	7.17% to	7.10	%(a) (b)
Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class II (NVLCP2)
2008	0.80 to	2.70	224,113	9.88 to	9.75	2,199,217	2.74%	-1.24% to	-2.50	%(a) (b)
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
2008	0.80 to	1.40	1,380,783	3.82 to	3.63	5,042,610	0.00%	-46.54% to	-46.87%
2007	0.80 to	1.40	2,013,233	7.15 to	6.82	13,821,540	0.00%	8.14% to	7.48%
2006	0.80 to	1.40	2,500,190	6.61 to	6.35	15,951,881	0.00%	9.03% to	8.37%
2005	0.80 to	1.40	2,707,801	6.06 to	5.86	15,930,090	0.00%	8.87% to	8.21%
2004	0.80 to	1.40	2,756,609	5.57 to	5.41	14,976,290	0.00%	14.42% to	13.72%
Nationwide VIT - Mid Cap Growth Fund - Class II (SGRF2)
2008	0.95 to	3.20	2,006,297	8.26 to	8.54	18,751,282	0.00%	-46.79% to	-48.01%
2007	0.95 to	3.25	16,359,805	15.52 to	16.39	287,785,579	0.00%	7.69% to	5.18%
2006	0.95 to	3.25	7,591,461	14.41 to	15.58	124,920,647	0.00%	8.61% to	6.09%
2005	0.95 to	2.90	1,755,225	13.27 to	14.83	26,824,934	0.00%	8.56% to	6.43%
2004	0.95 to	2.80	1,007,022	12.22 to	13.96	14,330,559	0.00%	14.12% to	11.99%
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
2008	0.80 to	3.05	5,965,468	10.76 to	10.79	67,891,140	1.25%	-36.97% to	-38.41%
2007	0.80 to	3.05	6,776,727	17.07 to	17.51	121,741,631	1.44%	6.69% to	4.26%
2006	0.80 to	2.95	7,922,124	16.00 to	16.86	132,450,412	1.14%	9.01% to	6.66%
2005	0.80 to	3.00	9,202,373	14.67 to	15.79	140,639,610	1.01%	11.20% to	8.75%
2004	0.80 to	3.00	9,133,807	13.20 to	14.52	124,396,672	0.54%	14.81% to	12.26%
Nationwide VIT - Money Market Fund - Class I (SAM)
2008	0.65 to	3.25	58,886,454	10.20 to	9.57	801,127,428	1.98%	1.39% to	-1.26%
2007	0.80 to	3.25	46,091,872	14.17 to	9.69	640,751,455	4.69%	3.95% to	1.37%
2006	0.80 to	3.25	30,582,760	13.64 to	9.56	454,065,260	4.85%	3.70% to	1.14%
2005	0.80 to	2.90	25,994,392	13.15 to	9.55	403,550,772	2.81%	1.85% to	-0.30%
2004	0.80 to	2.85	24,692,825	12.91 to	9.59	402,897,044	0.83%	0.00% to	-2.06%
Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)
2008	0.80 to	1.40	236,983	6.11 to	6.08	1,442,366	0.11%	-38.93% to	-39.17	%(a) (b)
Nationwide VIT - Multi-Manager International Growth Fund - Class VI (NVMIG6)
2008	0.65 to	3.25	33,672,563	6.10 to	5.99	203,779,302	0.00%	-39.02% to	-40.09	%(a) (b)
Nationwide VIT - Multi-Manager International Value Fund - Class II (GVDIV2)
2008	0.95 to	2.20	93,231	10.09 to	11.08	1,064,102	1.54%	-46.99% to	-47.74%
2007	0.95 to	2.30	114,548	19.03 to	21.03	2,483,741	1.68%	1.73% to	0.33%
2006	0.95 to	2.30	138,583	18.71 to	20.96	2,966,966	1.79%	21.24% to	19.60%
2005	0.95 to	2.30	159,058	15.43 to	17.53	2,822,637	1.12%	10.73% to	9.22%
2004	0.95 to	2.70	207,842	13.93 to	15.94	3,356,473	3.40%	18.86% to	16.76%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
2008	0.80 to	1.40	801,982	$12.15 to	11.74	$9,450,119	1.71%	-46.76% to	-47.09%
2007	0.80 to	1.40	1,163,407	22.81 to	22.18	25,890,831	2.19%	2.10% to	1.48%
2006	0.80 to	1.40	1,414,407	22.34 to	21.85	30,988,347	2.04%	21.77% to	21.03%
2005	0.80 to	1.40	1,317,124	18.35 to	18.06	23,825,534	1.54%	11.16% to	10.49%
2004	0.80 to	1.40	1,098,371	16.51 to	16.34	17,968,143	2.34%	19.30% to	18.58%
Nationwide VIT - Multi-Manager International Value Fund - Class VI (GVDIV6)
2008	0.65 to	3.25	14,917,379	5.44 to	7.48	119,779,486	1.55%	-46.80% to	-48.20%
2007	0.95 to	3.25	17,958,586	15.73 to	14.43	274,210,858	2.13%	1.72% to	-0.66%
2006	0.95 to	3.25	8,623,100	15.46 to	14.53	130,577,252	1.68%	21.25% to	18.44%
2005	0.95 to	2.90	2,983,147	12.75 to	12.34	37,643,603	1.41%	10.74% to	8.57%
2004	0.95 to	2.65	975,961	11.51 to	11.38	11,193,338	0.88%	15.15% to	13.84	%(a) (b)
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2008	0.80 to	1.40	4,988	6.33 to	6.30	31,488	0.49%	-36.70% to	-36.95	%(a) (b)
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2008	1.10 to	2.60	100,379	6.31 to	6.25	631,180	0.35%	-36.86% to	-37.51	%(a) (b)
Nationwide VIT - Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2008	0.80 to	2.75	538,618	6.31 to	6.23	3,379,434	0.97%	-36.85% to	-37.69	%(a) (b)
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2008	0.80 to	1.40	82,831	6.25 to	6.22	515,576	0.00%	-37.54% to	-37.79	%(a) (b)
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2008	0.65 to	3.25	13,384,980	6.24 to	6.13	82,917,533	0.00%	-37.57% to	-38.67	%(a) (b)
Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2008	0.65 to	3.25	25,339,928	6.73 to	6.61	169,207,097	1.07%	-32.72% to	-33.90	%(a) (b)
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2008	0.80 to	1.40	1,159,659	4.50 to	4.27	4,987,989	0.00%	-46.85% to	-47.17%
2007	0.80 to	1.40	1,333,156	8.47 to	8.08	10,842,638	0.00%	8.87% to	8.21%
2006	0.80 to	1.40	1,582,686	7.78 to	7.47	11,881,738	0.00%	2.38% to	1.77%
2005	0.80 to	1.40	2,005,492	7.60 to	7.34	14,778,743	0.00%	7.23% to	6.58%
2004	0.80 to	1.40	2,492,775	7.08 to	6.89	17,218,219	0.00%	12.51% to	11.83%
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2008	0.95 to	2.65	968,639	5.59 to	8.75	9,006,487	0.00%	-47.04% to	-47.96%
2007	0.95 to	2.80	1,534,096	10.55 to	15.18	26,997,038	0.00%	5.55% to	6.42	%(a)
2006	1.10 to	2.50	874,697	16.77 to	15.87	14,347,686	0.00%	1.86% to	0.42%
2005	1.10 to	2.50	833,849	16.47 to	15.81	13,450,257	0.00%	6.55% to	5.05%
2004	1.10 to	2.50	638,942	15.45 to	15.05	9,662,816	0.00%	11.92% to	10.34%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
2008	0.80 to	1.40	2,629,323	14.74 to	13.81	36,629,666	1.08%	-32.70% to	-33.10%
2007	0.80 to	1.40	3,462,637	21.90 to	20.65	72,051,759	1.12%	-7.64% to	-8.21%
2006	0.80 to	1.40	4,662,412	23.71 to	22.50	105,594,388	0.43%	16.36% to	15.66%
2005	0.80 to	1.40	5,997,704	20.38 to	19.45	117,326,190	0.06%	2.25% to	1.63%
2004	0.80 to	1.40	7,841,197	19.93 to	19.14	150,777,246	0.00%	16.36% to	15.66%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2008	0.85 to	2.90	1,254,598	6.75 to	11.18	17,069,075	0.90%	-32.88% to	-34.27%
2007	0.95 to	2.70	1,429,150	14.60 to	19.38	29,121,568	0.90%	-8.12% to	-9.75%
2006	0.95 to	2.70	1,931,451	15.89 to	21.48	43,101,602	0.22%	15.99% to	13.94%
2005	0.95 to	2.50	1,711,970	13.70 to	18.96	33,130,471	0.00%	1.81% to	0.22%
2004	0.95 to	2.70	1,569,325	13.45 to	18.85	30,077,570	0.00%	15.89% to	13.84%
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
2008	0.80 to	1.40	3,418,854	24.14 to	22.30	76,995,047	0.79%	-38.68% to	-39.06%
2007	0.80 to	1.40	4,226,617	39.37 to	36.59	156,048,695	0.09%	1.31% to	0.69%
2006	0.80 to	1.40	5,162,695	38.86 to	36.34	189,121,006	0.10%	11.14% to	10.47%
2005	0.80 to	1.40	6,249,268	34.96 to	32.89	206,998,058	0.00%	11.42% to	10.75%
2004	0.80 to	1.40	7,419,392	31.38 to	29.70	221,665,394	0.00%	18.07% to	17.36%
Nationwide VIT - Multi-Manager Small Company Fund - Class II (SCF2)
2008	0.65 to	3.25	4,915,642	6.21 to	10.48	61,690,354	0.61%	-38.76% to	-40.36%
2007	0.95 to	3.25	4,806,056	16.16 to	17.57	99,556,181	0.00%	0.92% to	-1.44%
2006	0.95 to	3.25	4,583,575	16.02 to	17.83	94,540,917	0.06%	10.69% to	8.13%
2005	0.95 to	2.90	3,282,029	14.47 to	16.65	61,689,901	0.00%	10.95% to	8.77%
2004	0.95 to	2.65	2,079,601	13.04 to	16.79	35,465,182	0.00%	17.66% to	15.64%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT - Nationwide Fund - Class I (TRF)
2008	0.80 to	1.40	3,836,090	$14.51 to	16.35	$139,622,623	1.38%	-42.02% to	-42.37%
2007	0.80 to	1.40	4,753,992	25.03 to	28.38	292,472,857	1.05%	7.31% to	6.66%
2006	0.80 to	1.40	3,758,145	23.33 to	26.61	99,304,252	1.04%	12.72% to	12.04%
2005	0.80 to	1.40	4,977,888	20.70 to	23.75	117,501,938	0.87%	6.58% to	5.94%
2004	0.80 to	1.40	6,455,251	19.42 to	22.41	143,936,000	1.22%	8.87% to	8.22%
Tax qualified
2006	1.30		1,402,652	109.59		153,719,563	1.04%	12.15%
2005	1.30		1,654,420	97.71		161,661,582	0.87%	6.05%
2004	1.30		1,922,412	92.14		177,133,737	1.22%	8.32%
Non-tax qualified
2006	1.30		720,281	106.77		76,904,383	1.04%	12.15%
2005	1.30		839,281	95.20		79,898,458	0.87%	6.05%
2004	1.30		986,311	89.77		88,539,823	1.22%	8.32%
Nationwide VIT - Nationwide Fund - Class II (TRF2)
2008	0.65 to	3.25	28,046,162	5.97 to	8.44	280,666,419	1.23%	-41.99% to	-43.51%
2007	0.95 to	3.25	23,169,599	10.10 to	14.95	404,959,033	0.93%	1.03% to	4.37	%(a)
2006	1.10 to	3.25	11,257,455	16.96 to	14.32	185,406,908	0.96%	12.16% to	9.73%
2005	1.10 to	2.95	1,503,114	15.12 to	13.16	22,317,067	0.68%	5.87% to	3.89%
2004	1.10 to	2.95	618,825	14.29 to	12.67	8,749,904	1.25%	8.33% to	6.30%
Nationwide VIT - Nationwide Leaders Fund - Class III (GVUSL)
2008	0.80 to	1.40	344,880	8.54 to	8.20	2,847,343	0.77%	-50.34% to	-50.64%
2007	0.80 to	1.40	397,523	17.20 to	16.62	6,641,009	1.16%	10.66% to	9.99%
2006	0.80 to	1.40	416,108	15.55 to	15.11	6,311,879	0.74%	15.20% to	14.50%
2005	0.80 to	1.40	335,241	13.49 to	13.20	4,438,380	1.75%	9.42% to	8.76%
2004	0.80 to	1.40	109,158	12.33 to	12.13	1,327,655	0.41%	17.82% to	17.11%
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)
2008	1.30 to	1.40	12,714	5.14 to	5.13	65,309	0.00%	-48.63% to	-48.66	%(a) (b)
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class II (NVNMO2)
2008	1.10 to	2.75	165,613	5.12 to	5.06	843,322	0.00%	-48.84% to	-49.41	%(a) (b)
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)
2008	0.80 to	1.40	255,949	6.15 to	6.12	1,567,453	0.43%	-38.55% to	-38.80	%(a) (b)
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class II (NVNSR2)
2008	0.65 to	3.25	41,560,970	6.15 to	6.04	253,618,648	0.39%	-38.50% to	-39.59	%(a) (b)
Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)
2008	0.80 to	2.90	1,618,282	9.89 to	9.75	15,898,860	2.47%	-1.10% to	-2.50	%(a) (b)
Nationwide VIT - Technology and Communications Fund - Class I (GGTC)
2008	0.80 to	1.40	69,320	2.04 to	1.94	135,605	0.00%	-48.98% to	-49.29%
2007	0.80 to	1.40	89,808	4.00 to	3.83	346,234	0.00%	19.13% to	18.40%
2006	0.80 to	1.40	134,349	3.36 to	3.23	437,058	0.00%	10.28% to	9.62%
2005	0.80 to	1.40	206,846	3.05 to	2.95	613,233	0.00%	-1.31% to	-1.91%
2004	0.80 to	1.40	275,982	3.09 to	3.01	833,304	0.00%	3.48% to	2.85%
Nationwide VIT - Technology and Communications Fund - Class II (GGTC2)
2008	1.15 to	2.45	59,489	10.17 to	9.41	593,313	0.00%	-49.38% to	-50.05%
2007	0.95 to	2.45	77,916	13.74 to	18.83	1,535,827	0.00%	18.85% to	17.04%
2006	0.95 to	2.45	86,480	11.56 to	16.09	1,441,736	0.00%	9.63% to	7.97%
2005	0.95 to	2.45	103,102	10.55 to	14.90	1,576,432	0.00%	-1.72% to	-3.20%
2004	0.95 to	2.45	153,937	10.73 to	15.39	2,408,354	0.00%	3.04% to	1.48%
Nationwide VIT - Technology and Communications Fund - Class III (GGTC3)
2008	0.80 to	1.40	328,516	7.53 to	7.23	2,390,551	0.00%	-49.00% to	-49.31%
2007	0.80 to	1.40	430,126	14.77 to	14.27	6,165,718	0.00%	19.22% to	18.49%
2006	0.80 to	1.40	503,432	12.38 to	12.04	6,083,287	0.00%	10.20% to	9.53%
2005	0.80 to	1.40	399,751	11.24 to	10.99	4,406,502	0.00%	-1.31% to	-1.90%
2004	0.80 to	1.40	575,407	11.39 to	11.20	6,459,815	0.00%	3.44% to	2.82%
Nationwide VIT - Technology and Communications Fund - Class VI (GGTC6)
2008	0.95 to	2.80	677,283	7.10 to	6.50	4,669,470	0.00%	-49.29% to	-50.25%
2007	0.95 to	2.80	1,169,229	14.01 to	13.07	15,963,363	0.00%	18.76% to	16.53%
2006	0.95 to	2.45	606,445	11.79 to	11.33	7,020,073	0.00%	10.14% to	8.48%
2005	0.95 to	2.50	335,200	10.71 to	10.43	3,556,148	0.00%	-1.72% to	-3.25%
2004	0.95 to	2.40	250,218	10.89 to	10.79	2,713,673	0.00%	8.94% to	7.89	%(a) (b)
Nationwide VIT - U.S. Growth Leaders Fund - Class II (GVUG2)
2008	0.95 to	2.95	1,047,552	6.51 to	10.06	12,820,073	0.00%	-42.03% to	-43.20%
2007	0.95 to	2.95	1,094,930	11.22 to	17.70	23,231,890	0.00%	12.24% to	18.50	%(a)
2006	1.10 to	2.95	1,117,672	18.07 to	14.94	19,776,812	0.17%	-1.60% to	-3.43%
2005	1.10 to	2.95	1,053,974	18.36 to	15.47	19,056,867	0.00%	10.47% to	8.41%
2004	1.10 to	2.95	643,867	16.62 to	14.27	10,597,692	0.00%	10.87% to	8.79%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT - U.S. Growth Leaders Fund - Class III (GVUGL)
2008	0.80 to	1.40	270,231	$10.76 to	10.33	$2,805,775	0.00%	-41.73% to	-42.08%
2007	0.80 to	1.40	329,074	18.46 to	17.84	5,894,162	0.00%	21.45% to	20.71%
2006	0.80 to	1.40	454,175	15.20 to	14.78	6,733,083	0.25%	-1.08% to	-1.68%
2005	0.80 to	1.40	651,383	15.37 to	15.03	9,813,069	0.00%	11.10% to	10.43%
2004	0.80 to	1.40	652,165	13.83 to	13.61	8,890,581	0.00%	11.55% to	10.87%
Nationwide VIT - Van Kampen Comstock Value Fund - Class II (EIF2)
2008	0.65 to	3.25	8,010,536	6.21 to	9.03	85,951,615	1.57%	-37.63% to	-39.26%
2007	0.80 to	3.25	18,188,564	12.93 to	14.86	315,762,751	1.56%	-3.39% to	-5.79%
2006	0.80 to	3.25	11,215,121	13.38 to	15.77	203,267,045	1.51%	14.64% to	11.81%
2005	0.80 to	3.00	3,772,570	11.67 to	14.20	60,363,959	1.31%	3.12% to	0.84%
2004	0.80 to	3.00	2,181,509	11.32 to	14.09	34,193,585	1.18%	13.17% to	13.57	%(a)
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
2008	0.80 to	2.95	4,888,835	12.10 to	8.86	50,278,472	7.18%	-17.95% to	-19.73%
2007	0.80 to	2.95	5,127,598	14.75 to	11.04	65,624,015	3.96%	3.78% to	1.52%
2006	0.80 to	2.70	4,491,128	14.21 to	11.36	56,418,087	4.15%	4.00% to	2.02%
2005	0.80 to	2.35	4,431,813	13.67 to	11.25	54,176,221	4.11%	1.36% to	-0.21%
2004	0.80 to	2.35	3,294,635	13.48 to	11.28	40,671,999	5.14%	5.68% to	4.03%
Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)
2008	0.80 to	1.40	146,484	5.62 to	5.59	819,751	4.56%	-43.84% to	-44.06	%(a) (b)
Nationwide VIT - Van Kampen Real Estate Fund - Class II (NVRE2)
2008	0.95 to	2.80	319,169	5.60 to	5.53	1,779,763	3.53%	-44.02% to	-44.73	%(a) (b)
Neuberger Berman AMT - Growth Portfolio - Class I (AMTG)
2008	0.80 to	1.40	2,411,370	12.76 to	14.52	67,084,772	0.00%	-44.13% to	-44.47%
2007	0.80 to	1.40	2,896,657	22.83 to	26.15	143,154,846	0.00%	21.71% to	20.97%
2006	0.80 to	1.40	3,507,840	18.76 to	21.62	141,328,488	0.00%	13.16% to	12.48%
2005	0.80 to	1.40	4,407,773	16.58 to	19.22	155,259,354	0.00%	12.59% to	11.91%
2004	0.80 to	1.40	5,418,656	14.72 to	17.18	167,323,055	0.00%	15.67% to	14.97%
Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)
2008	0.80 to	1.40	928,163	9.15 to	8.57	8,023,491	0.53%	-37.75% to	-38.13%
2007	0.80 to	1.40	1,105,261	14.69 to	13.86	15,420,332	0.26%	6.52% to	5.88%
2006	0.80 to	1.40	1,399,614	13.79 to	13.09	18,425,578	0.61%	12.47% to	11.79%
2005	0.80 to	1.40	1,777,747	12.26 to	11.71	20,912,861	0.14%	7.53% to	6.88%
2004	0.80 to	1.40	2,342,770	11.40 to	10.95	25,763,450	0.11%	14.89% to	14.19%
Neuberger Berman AMT - International Portfolio - Class S (AMINS)
2008	0.80 to	3.25	1,025,292	5.65 to	7.10	7,732,508	0.00%	-46.87% to	-48.18%
2007	0.80 to	3.25	20,563,376	10.64 to	13.71	293,656,493	2.14%	2.38% to	-0.16%
2006	0.80 to	3.25	10,936,799	10.39 to	13.73	153,950,501	0.34%	3.93% to	19.45	%(a)
2005	1.10 to	2.90	816,611	11.66 to	11.52	9,478,809	0.19%	16.64% to	15.23	%(a) (b)
Neuberger Berman AMT - Mid Cap Growth Portfolio - Class S (AMMCGS)
2008	0.95 to	2.45	400,219	10.54 to	11.44	4,818,061	0.00%	-44.05% to	-44.90%
2007	0.95 to	2.80	507,184	18.83 to	20.39	10,958,939	0.00%	21.03% to	18.76%
2006	0.95 to	2.80	502,810	15.56 to	17.17	9,020,221	0.00%	13.39% to	11.27%
2005	0.95 to	2.80	497,419	13.72 to	15.43	7,966,901	0.00%	12.35% to	10.26%
2004	0.95 to	2.80	543,076	12.22 to	13.99	7,797,293	0.00%	14.93% to	12.79%
Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)
2008	0.80 to	1.40	4,031,046	14.91 to	17.56	71,403,179	0.49%	-52.77% to	-53.06%
2007	0.80 to	1.40	4,821,251	31.57 to	37.41	181,803,724	0.61%	8.46% to	7.80%
2006	0.80 to	1.40	5,867,088	29.10 to	34.71	205,069,108	0.68%	11.35% to	10.67%
2005	0.80 to	1.40	7,134,701	26.14 to	31.36	225,087,003	0.95%	17.10% to	16.40%
2004	0.80 to	1.40	7,656,207	22.32 to	26.94	207,292,280	0.01%	18.02% to	17.31%
Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)
2008	0.80 to	2.95	1,216,019	5.60 to	6.46	8,275,433	0.93%	-46.38% to	-47.55%
2007	0.80 to	2.95	1,309,013	10.44 to	12.31	16,737,536	0.38%	2.22% to	0.00%
2006	0.80 to	2.55	1,440,361	10.21 to	12.39	18,134,505	0.33%	2.14% to	8.11	%(a)
2005	1.10 to	2.70	345,932	11.58 to	11.45	3,990,761	0.00%	15.77% to	14.53	%(a) (b)
Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS)
2008	0.80 to	2.80	406,370	5.85 to	7.91	3,706,928	0.00%	-39.96% to	-41.17%
2007	0.80 to	2.80	392,938	9.74 to	13.45	6,032,559	0.00%	-0.29% to	-2.32%
2006	0.80 to	2.50	399,331	9.77 to	15.09	6,218,632	0.00%	-2.34% to	2.63	%(a)
2005	0.95 to	2.50	361,496	12.43 to	14.71	5,431,443	0.00%	1.92% to	0.33%
2004	1.05 to	2.50	257,470	12.18 to	14.66	3,819,533	0.00%	10.70% to	9.08%
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
2008	0.80 to	3.05	2,392,040	8.68 to	9.31	24,246,445	0.27%	-39.93% to	-41.29%
2007	0.80 to	3.25	29,683,131	14.45 to	15.71	500,470,234	0.10%	6.75% to	4.10%
2006	0.80 to	3.25	14,567,602	13.54 to	15.09	232,049,667	0.09%	12.80% to	10.02%
2005	0.80 to	3.00	2,318,131	12.00 to	13.81	33,095,968	0.00%	6.00% to	3.66%
2004	0.95 to	3.00	851,027	12.45 to	13.32	11,561,669	0.00%	12.20% to	9.88%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Oppenheimer VAF - Balanced Fund - Non-Service Class (OVMS)
2008	0.80 to	1.40	2,972,160	$13.61 to	14.36	$52,339,138	2.98%	-43.92% to	-44.26%
2007	0.80 to	1.40	3,793,326	24.27 to	25.77	119,039,885	2.68%	2.95% to	2.33%
2006	0.80 to	1.40	4,523,880	23.58 to	25.18	137,769,586	2.17%	10.26% to	9.59%
2005	0.80 to	1.40	5,647,775	21.38 to	22.98	155,150,510	1.80%	3.06% to	2.44%
2004	0.80 to	1.40	6,601,220	20.75 to	22.43	175,416,139	1.04%	9.22% to	8.56%
Oppenheimer VAF - Capital Appreciation Fund - Service Class (OVCAFS)
2008	0.95 to	2.95	3,576,621	7.76 to	7.81	33,310,024	0.00%	-46.18% to	-47.27%
2007	0.95 to	2.95	3,981,882	14.42 to	14.82	69,363,812	0.01%	12.77% to	10.48%
2006	0.95 to	2.95	4,129,863	12.79 to	13.41	64,078,686	0.19%	6.66% to	4.51%
2005	0.95 to	2.90	4,173,108	11.99 to	12.85	61,055,416	0.66%	3.87% to	1.83%
2004	0.95 to	2.75	3,161,586	11.54 to	12.65	44,803,436	0.18%	5.60% to	3.68%
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
2008	0.80 to	1.40	3,977,449	10.59 to	9.88	39,665,920	0.15%	-45.95% to	-46.28%
2007	0.80 to	1.40	4,805,480	19.60 to	18.39	89,129,237	0.24%	13.23% to	12.54%
2006	0.80 to	1.40	6,037,158	17.31 to	16.34	99,391,010	0.39%	7.09% to	6.44%
2005	0.80 to	1.40	7,865,933	16.16 to	15.36	121,515,526	0.95%	4.26% to	3.63%
2004	0.80 to	1.40	10,200,109	15.50 to	14.82	151,901,981	0.31%	6.08% to	5.44%
Oppenheimer VAF - Core Bond Fund - Non-Service Class (OVB)
2008	0.80 to	1.40	3,473,316	10.78 to	10.87	48,106,805	4.82%	-39.54% to	-39.90%
2007	0.80 to	1.40	4,466,808	17.82 to	18.09	102,125,225	5.26%	3.55% to	2.92%
2006	0.80 to	1.40	5,265,751	17.21 to	17.57	115,936,276	5.40%	4.44% to	3.81%
2005	0.80 to	1.40	6,433,177	16.48 to	16.93	135,323,164	5.43%	1.77% to	1.15%
2004	0.80 to	1.40	8,037,160	16.19 to	16.74	165,175,386	4.84%	4.65% to	4.02%
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
2008	0.80 to	1.40	4,134,462	13.99 to	13.52	56,156,335	1.57%	-40.67% to	-41.03%
2007	0.80 to	1.40	4,898,499	23.58 to	22.92	112,720,550	1.39%	5.48% to	4.84%
2006	0.80 to	1.40	5,524,646	22.35 to	21.86	121,147,673	0.98%	16.75% to	16.05%
2005	0.80 to	1.40	5,308,749	19.15 to	18.84	100,226,186	0.96%	13.43% to	12.74%
2004	0.80 to	1.40	4,802,654	16.88 to	16.71	80,353,321	1.07%	18.24% to	17.53%
Oppenheimer VAF - Global Securities Fund - Class 4 (OVGS4)
2008	0.95 to	2.70	5,863,169	9.43 to	8.68	53,981,607	1.24%	-40.91% to	-41.96%
2007	0.95 to	2.70	6,661,852	15.96 to	14.96	104,330,390	1.12%	5.05% to	3.18%
2006	0.95 to	2.70	6,304,392	15.20 to	14.50	94,470,011	0.85%	16.29% to	14.24%
2005	0.95 to	2.50	5,674,152	13.07 to	12.73	73,470,008	0.64%	12.97% to	11.20%
2004	0.95 to	2.70	2,505,064	11.57 to	11.43	28,879,946	0.00%	15.69% to	14.33	%(a) (b)
Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
2008	0.80 to	1.40	4,605,983	24.87 to	23.88	117,211,377	1.61%	-40.67% to	-41.03%
2007	0.80 to	1.40	5,756,123	41.92 to	40.49	248,042,653	1.41%	5.46% to	4.82%
2006	0.80 to	1.40	7,165,665	39.75 to	38.62	294,029,956	1.05%	16.75% to	16.05%
2005	0.80 to	1.40	8,956,758	34.04 to	33.28	315,862,240	1.04%	13.40% to	12.71%
2004	0.80 to	1.40	11,400,256	30.02 to	29.53	355,783,572	1.28%	18.21% to	17.50%
Oppenheimer VAF - Global Securities Fund - Service Class (OVGSS)
2008	0.95 to	2.30	675,950	11.35 to	13.48	9,467,392	1.32%	-40.90% to	-41.71%
2007	0.95 to	2.30	862,593	19.20 to	23.12	20,585,407	1.22%	5.07% to	3.63%
2006	0.95 to	2.30	967,988	18.27 to	22.31	22,124,575	0.88%	16.25% to	14.67%
2005	0.95 to	2.30	1,118,144	15.72 to	19.46	22,094,897	0.85%	12.98% to	11.44%
2004	0.95 to	2.30	1,316,404	13.91 to	17.46	23,100,094	1.49%	17.75% to	16.15%
Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)
2008	0.80 to	1.40	126,679	2.01 to	1.99	252,740	4.88%	-79.06% to	-79.19%
2007	0.80 to	1.40	48,923	9.61 to	9.57	468,403	0.00%	-3.91% to	-4.30	%(a) (b)
Oppenheimer VAF - High Income Fund - Class 4 (OVHI4)
2008	0.95 to	2.80	2,070,239	2.03 to	1.97	4,158,939	5.83%	-78.83% to	-79.23%
2007	0.95 to	2.75	991,751	9.59 to	9.47	9,472,520	0.00%	-4.12% to	-5.29	%(a) (b)
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
2008	0.80 to	1.40	23,524	2.21 to	2.18	51,336	8.75%	-78.84% to	-78.97%
2007	0.80 to	1.40	49,246	10.46 to	10.35	510,531	7.99%	-0.91% to	-1.51%
2006	1.30 to	1.40	87,967	10.52 to	10.51	924,954	0.00%	5.16% to	5.09	%(a) (b)
Oppenheimer VAF - High Income Fund - Service Class (OVHIS)
2008	0.95 to	2.70	1,274,342	2.64 to	2.70	3,677,309	7.68%	-78.78% to	-79.15%
2007	0.95 to	2.70	1,877,575	12.44 to	12.94	25,692,805	8.06%	-1.42% to	-3.17%
2006	0.95 to	2.75	3,180,409	12.62 to	12.22	44,449,263	7.17%	8.19% to	6.23%
2005	0.95 to	2.45	3,038,153	11.66 to	12.67	39,502,363	5.82%	1.04% to	-0.49%
2004	0.95 to	2.35	2,601,130	11.54 to	13.18	33,693,872	4.57%	7.70% to	6.24%
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
2008	0.80 to	1.40	440,857	6.07 to	5.97	2,638,595	0.51%	-38.33% to	-38.70%
2007	0.80 to	1.40	418,752	9.84 to	9.74	4,084,325	0.29%	-2.00% to	-2.60%
2006	0.80 to	1.40	227,665	10.04 to	10.00	2,277,965	0.00%	0.41% to	0.01	% (a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Oppenheimer VAF - Main Street Small Cap Fund(R) - Service Class (OVSCS)
2008	0.65 to	3.25	8,337,343	$6.27 to	10.52	$105,311,346	0.29%	-38.41% to	-40.02%
2007	0.95 to	3.25	6,050,092	16.03 to	17.54	125,648,459	0.13%	-2.33% to	-4.61%
2006	0.95 to	3.25	3,305,000	16.41 to	18.39	70,852,158	0.01%	13.57% to	10.94%
2005	0.95 to	2.90	1,105,896	14.45 to	16.74	21,104,247	0.00%	8.68% to	6.54%
2004	0.95 to	2.70	731,026	13.29 to	17.34	12,914,027	0.00%	18.05% to	15.96%
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
2008	0.80 to	1.40	2,022,607	6.69 to	6.35	12,938,096	1.56%	-38.96% to	-39.33%
2007	0.80 to	1.40	2,487,109	10.97 to	10.47	26,194,088	1.03%	3.58% to	2.95%
2006	0.80 to	1.40	2,841,846	10.59 to	10.17	29,040,677	1.13%	14.11% to	13.42%
2005	0.80 to	1.40	3,231,392	9.28 to	8.96	29,087,134	1.38%	5.13% to	4.50%
2004	0.80 to	1.40	3,830,214	8.83 to	8.58	32,960,291	0.87%	8.58% to	7.93%
Oppenheimer VAF - Main Street(R) - Service Class (OVGIS)
2008	0.65 to	3.25	27,005,578	6.26 to	8.57	272,771,613	1.22%	-39.02% to	-40.62%
2007	0.95 to	3.25	24,014,369	14.72 to	14.44	402,804,694	0.63%	3.16% to	0.75%
2006	0.95 to	3.25	14,409,505	14.27 to	14.33	236,003,634	0.48%	13.67% to	11.04%
2005	0.95 to	2.95	3,831,295	12.56 to	13.01	55,729,762	0.95%	4.74% to	2.63%
2004	0.95 to	2.85	2,371,195	11.99 to	12.70	33,173,754	0.49%	8.11% to	6.04%
Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)
2008	0.80 to	1.40	2,176,324	3.41 to	3.24	7,101,334	0.00%	-49.48% to	-49.78%
2007	0.80 to	1.40	2,576,050	6.75 to	6.45	16,720,309	0.00%	5.48% to	4.84%
2006	0.80 to	1.40	3,147,364	6.40 to	6.15	19,465,941	0.00%	2.13% to	1.52%
2005	0.80 to	1.40	4,765,383	6.27 to	6.06	28,985,432	0.00%	11.43% to	10.76%
2004	0.80 to	1.40	5,103,889	5.63 to	5.47	28,008,620	0.00%	18.82% to	18.10%
Pioneer Small Cap Value II VCT Portfolio - Class I (SFRSCV)
2005	0.95 to	1.05	80,124	15.46 to	15.43	1,237,644	0.48%	13.86% to	13.74%
2004	0.95 to	1.05	38,238	13.58 to	13.56	519,026	0.00%	21.15% to	21.02%
Pioneer VCT - Pioneer Small Cap Value Portfolio - Class I (PISVP1)
2008	0.95 to	1.05	105,733	6.12 to	6.10	646,042	0.60%	-38.59% to	-38.65%
2007	0.95 to	1.05	117,897	9.96 to	9.95	1,173,591	0.73%	-7.85% to	-7.94%
2006	0.95 to	1.05	124,148	10.81 to	10.80	1,341,708	0.26%	8.10% to	8.04	%(a) (b)
Putnam VT - Growth and Income Fund - Class IB (PVGIB)
2008	1.05 to	2.80	387,088	8.31 to	8.26	3,423,016	2.18%	-39.34% to	-40.42%
2007	1.05 to	2.80	468,881	13.69 to	13.86	6,876,101	1.36%	-7.03% to	-8.68%
2006	1.05 to	2.80	551,603	14.73 to	15.18	8,748,454	1.52%	14.70% to	12.67%
2005	0.95 to	2.80	644,011	12.87 to	13.47	8,937,063	1.64%	4.23% to	2.29%
2004	1.05 to	2.80	491,760	12.33 to	13.17	6,602,053	0.90%	9.94% to	8.00%
Putnam VT - International Equity Fund - Class IB (PVTIGB)
2008	1.15 to	2.40	61,180	12.12 to	11.28	724,632	2.19%	-44.60% to	-45.30%
2007	1.15 to	2.40	71,037	21.88 to	20.62	1,525,012	2.96%	7.11% to	5.75%
2006	1.15 to	2.40	87,538	20.43 to	19.50	1,761,143	0.61%	26.25% to	24.66%
2005	1.15 to	2.65	92,906	16.18 to	15.53	1,485,977	1.49%	10.91% to	9.23%
2004	1.15 to	2.65	126,817	14.59 to	14.22	1,836,698	2.11%	14.86% to	13.12%
Putnam VT - Voyager Fund - Class IB (PVTVB)
2008	1.15 to	2.80	142,184	8.63 to	7.85	1,187,340	0.00%	-37.76% to	-38.80%
2007	1.15 to	2.80	168,443	13.87 to	12.82	2,271,117	0.00%	4.30% to	2.55%
2006	0.95 to	2.80	213,216	12.21 to	12.50	2,766,251	0.10%	4.44% to	2.49%
2005	0.95 to	2.80	276,236	11.69 to	12.20	3,456,648	0.71%	4.69% to	2.74%
2004	1.10 to	2.80	261,001	12.22 to	11.87	3,144,631	0.17%	3.88% to	2.09%
T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)
2008	0.65 to	3.25	19,673,406	5.86 to	7.07	147,156,139	0.12%	-43.02% to	-44.52%
2007	0.80 to	3.25	10,055,319	11.81 to	12.74	133,588,581	0.14%	11.58% to	8.81%
2006	0.80 to	2.90	1,860,568	10.59 to	11.78	22,408,234	0.29%	5.86% to	6.17	%(a)
2005	1.10 to	2.90	596,546	11.23 to	11.10	6,676,122	0.19%	12.32% to	10.96	%(a) (b)
T. Rowe Price Equity Income Portfolio - II (TREI2)
2008	0.80 to	2.95	7,723,076	7.13 to	7.43	60,261,084	2.21%	-36.78% to	-38.15%
2007	0.80 to	2.95	6,128,523	11.28 to	12.01	76,349,143	1.66%	2.20% to	-0.03%
2006	0.80 to	2.95	4,412,317	11.04 to	12.01	54,220,730	1.32%	10.35% to	15.16	%(a)
2005	1.10 to	2.80	1,288,795	10.56 to	10.44	13,568,484	1.31%	5.59% to	4.39	%(a) (b)
T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)
2008	0.80 to	2.90	4,360,949	10.79 to	10.08	46,053,950	3.75%	0.50% to	-1.63%
2007	0.80 to	2.90	2,984,605	10.74 to	10.25	31,585,239	3.11%	4.38% to	2.16%
2006	1.10 to	2.80	897,335	10.34 to	10.05	9,206,800	3.73%	2.88% to	1.12%
2005	1.10 to	2.70	297,273	10.05 to	9.95	2,977,178	2.51%	0.54% to	-0.54	%(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2008	0.80 to	1.40	2,380,596	$12.77 to	15.38	$38,616,074	0.77%	-34.95% to	-35.34%
2007	0.80 to	1.40	2,887,153	19.64 to	23.79	72,290,938	0.55%	6.92% to	6.27%
2006	0.80 to	1.40	3,504,269	18.37 to	22.39	82,432,140	0.11%	8.33% to	7.68%
2005	0.80 to	1.40	4,359,987	16.95 to	20.79	95,023,542	0.00%	2.79% to	2.17%
2004	0.80 to	1.40	5,445,879	16.49 to	20.35	115,826,541	0.36%	5.36% to	4.72%
Van Eck Worldwide Insurance Trust - Bond Fund - Class R1 (VWBFR)
2008	0.80 to	1.40	642,414	12.77 to	12.42	8,003,418	8.12%	2.87% to	2.25%
2007	0.80 to	1.40	731,903	12.42 to	12.15	8,910,518	5.57%	8.94% to	8.27%
2006	0.80 to	1.40	690,934	11.40 to	11.22	7,763,189	7.87%	5.55% to	4.91%
2005	0.80 to	1.40	653,908	10.80 to	10.69	6,998,382	6.56%	-3.89% to	-4.47%
2004	0.80 to	1.40	494,491	11.24 to	11.19	5,536,020	0.00%	12.37% to	11.92	%(a) (b)
Van Eck Worldwide Insurance Trust - Bond Fund - Initial Class (VWBF)
2008	0.80 to	1.40	703,225	17.70 to	18.55	15,375,868	9.07%	2.78% to	2.16%
2007	0.80 to	1.40	889,847	17.22 to	18.16	19,097,162	6.47%	8.83% to	8.17%
2006	0.80 to	1.40	1,107,173	15.82 to	16.79	21,961,040	8.79%	5.63% to	4.99%
2005	0.80 to	1.40	1,440,459	14.98 to	15.99	26,984,368	7.64%	-3.81% to	-4.39%
2004	0.80 to	1.40	1,831,299	15.57 to	16.72	35,793,497	9.55%	8.28% to	7.62%
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Class R1 (VWEMR)
2008	0.80 to	1.40	763,916	10.94 to	10.63	8,156,428	0.00%	-65.03% to	-65.25%
2007	0.80 to	1.40	1,152,258	31.28 to	30.60	35,362,793	0.40%	36.46% to	35.63%
2006	0.80 to	1.40	1,106,434	22.92 to	22.56	25,013,200	0.53%	38.42% to	37.59%
2005	0.80 to	1.40	877,819	16.56 to	16.40	14,412,087	0.59%	30.81% to	30.02%
2004	0.80 to	1.40	513,201	12.66 to	12.61	6,474,361	0.00%	26.61% to	26.10	%(a) (b)
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)
2008	0.80 to	1.40	1,264,058	10.25 to	9.53	12,153,665	0.00%	-65.06% to	-65.27%
2007	0.80 to	1.40	1,599,935	29.33 to	27.43	44,248,455	0.46%	36.51% to	35.68%
2006	0.80 to	1.40	2,079,717	21.49 to	20.22	42,350,828	0.63%	38.38% to	37.55%
2005	0.80 to	1.40	2,663,102	15.53 to	14.70	39,392,769	0.84%	30.94% to	30.15%
2004	0.80 to	1.40	3,491,296	11.86 to	11.29	39,648,217	0.64%	24.88% to	24.13%
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Class R1 (VWHAR)
2008	0.80 to	1.40	1,219,284	17.93 to	17.43	21,333,920	0.35%	-46.53% to	-46.85%
2007	0.80 to	1.40	1,400,348	33.53 to	32.79	46,055,901	0.11%	44.16% to	43.28%
2006	0.80 to	1.40	1,470,219	23.26 to	22.89	33,718,368	0.07%	23.54% to	22.80%
2005	0.80 to	1.40	1,551,985	18.83 to	18.64	28,960,958	0.19%	50.41% to	49.50%
2004	0.80 to	1.40	746,021	12.52 to	12.47	9,304,789	0.00%	25.17% to	24.67	%(a) (b)
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)
2008	0.80 to	1.40	892,365	24.91 to	23.83	24,758,601	0.31%	-46.56% to	-46.88%
2007	0.80 to	1.40	1,118,247	46.61 to	44.87	58,352,118	0.12%	44.19% to	43.31%
2006	0.80 to	1.40	1,340,984	32.32 to	31.31	48,678,714	0.07%	23.50% to	22.75%
2005	0.80 to	1.40	1,699,058	26.17 to	25.51	49,998,755	0.35%	50.46% to	49.56%
2004	0.80 to	1.40	2,157,026	17.39 to	17.05	42,204,825	0.43%	23.24% to	22.49%
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)
2008	0.80 to	1.40	312,617	9.73 to	9.58	2,999,638	4.42%	-10.92% to	-11.46%
2007	1.30 to	1.40	328,510	10.83 to	10.82	3,557,887	4.01%	4.08% to	3.97%
2006	0.80 to	1.40	136,094	10.44 to	10.40	1,416,424	1.17%	4.45% to	4.03	%(a) (b)
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (MSVF2)
2008	0.65 to	3.25	22,132,369	8.92 to	8.94	214,874,888	4.27%	-11.04% to	-13.37%
2007	0.95 to	3.25	25,887,057	11.60 to	10.32	286,272,488	3.60%	4.21% to	1.78%
2006	0.95 to	3.25	10,572,601	11.13 to	10.14	113,144,737	3.36%	2.58% to	0.20%
2005	0.95 to	2.90	1,959,026	10.85 to	10.22	20,680,370	2.78%	2.95% to	0.93%
2004	1.10 to	2.85	797,097	10.44 to	10.13	8,251,586	3.48%	2.93% to	1.12%
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)
2008	0.80 to	1.40	256,891	17.71 to	16.52	4,280,827	7.11%	-15.66% to	-16.17%
2007	0.80 to	1.40	351,451	21.00 to	19.71	6,980,725	7.33%	5.68% to	5.03%
2006	0.80 to	1.40	498,158	19.88 to	18.77	9,413,461	8.31%	9.92% to	9.26%
2005	0.80 to	1.40	725,492	18.08 to	17.18	12,534,982	7.55%	11.36% to	10.68%
2004	0.80 to	1.40	992,232	16.24 to	15.52	15,474,285	6.82%	9.18% to	8.52%
Van Kampen UIF - Emerging Markets Debt Portfolio - Class II (MSEMB)
2008	1.10 to	2.15	91,031	14.79 to	13.87	1,317,461	7.10%	-15.92% to	-16.81%
2007	1.10 to	2.15	113,859	17.59 to	16.68	1,965,340	7.38%	5.22% to	4.10%
2006	1.10 to	2.15	145,536	16.72 to	16.02	2,396,495	8.35%	9.59% to	8.43%
2005	1.10 to	2.45	171,015	15.26 to	14.64	2,577,975	7.16%	10.91% to	9.40%
2004	0.95 to	2.45	246,266	11.80 to	13.38	3,341,560	8.89%	9.03% to	7.38%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
2008	0.80 to	1.40	2,056,027	$30.32 to	28.44	$59,067,311	3.36%	-38.39% to	-38.77%
2007	0.80 to	1.40	2,592,043	49.21 to	46.45	121,497,196	1.18%	-17.74% to	-18.24%
2006	0.80 to	1.40	3,810,701	59.82 to	56.82	218,265,572	1.07%	36.94% to	36.12%
2005	0.80 to	1.40	4,368,496	43.68 to	41.74	183,618,271	1.20%	16.12% to	15.42%
2004	0.80 to	1.40	5,160,818	37.62 to	36.16	187,725,450	1.47%	35.30% to	34.49%
Van Kampen UIF - U.S. Real Estate Portfolio - Class II (MSVREB)
2008	0.95 to	2.80	3,061,013	11.91 to	12.96	42,791,166	2.76%	-38.64% to	-39.80%
2007	0.95 to	2.70	3,568,905	19.41 to	21.64	81,882,876	1.04%	-18.06% to	-19.52%
2006	0.95 to	2.80	4,145,461	23.69 to	26.78	116,700,717	0.94%	36.36% to	33.83%
2005	0.95 to	2.70	3,310,194	17.37 to	20.07	68,799,980	1.14%	15.65% to	13.61%
2004	0.95 to	2.75	2,479,086	15.02 to	17.65	44,807,033	1.33%	34.78% to	32.33%
Victory VIF - Diversified Stock Fund - Class A (VYDS)
2008	1.15 to	2.10	57,375	9.98 to	9.47	564,917	0.75%	-38.58% to	-39.17%
2007	1.15 to	2.10	66,078	16.25 to	15.57	1,063,078	0.66%	8.68% to	7.63%
2006	1.15 to	2.10	65,321	14.95 to	14.47	969,737	0.30%	12.38% to	11.30%
2005	1.15 to	2.10	64,852	13.30 to	13.00	859,735	0.07%	7.50% to	6.47%
2004	1.15 to	2.00	40,476	12.37 to	12.23	502,687	0.97%	8.40% to	7.47%
Wells Fargo AVT - Discovery Fund(SM) (SVDF)
2008	0.80 to	1.40	1,508,012	15.55 to	18.44	32,197,505	0.00%	-44.80% to	-45.14%
2007	0.80 to	1.40	1,793,964	28.18 to	33.62	69,679,934	0.00%	21.34% to	20.60%
2006	0.80 to	1.40	2,138,630	23.22 to	27.88	68,607,503	0.00%	13.73% to	13.04%
2005	0.80 to	1.40	2,486,339	20.42 to	24.66	70,294,123	0.00%	7.41% to	6.76%
2004	0.80 to	1.40	3,008,430	19.01 to	23.10	79,265,637	0.00%	14.79% to	14.10%
Wells Fargo AVT - Large Company Growth Fund (WFVLCG)
2008	1.75 to	2.20	11,776	6.66 to	6.54	77,336	0.27%	-40.06% to	-40.34%
2007	1.75 to	2.20	12,402	11.12 to	10.96	136,370	0.00%	5.72% to	5.23%
2006	1.40 to	2.20	13,143	10.60 to	10.41	137,213	0.00%	0.92% to	0.10%
2005	1.40 to	2.20	13,234	10.50 to	10.40	137,863	0.18%	4.22% to	3.38%
2004	2.10		2,297	10.06		23,117	0.00%	0.64%	(a) (b)
Wells Fargo AVT - Money Market Fund (WFVMM)
2008	1.15 to	1.40	20,154	10.95 to	10.84	218,444	1.76%	1.10% to	0.84%
2007	1.15 to	1.40	1,632	10.83 to	10.74	17,585	4.60%	3.47% to	3.20%
2006	1.15 to	1.40	1,635	10.47 to	10.41	17,055	26.87%	3.22% to	2.96%
2005	1.40		1,058	10.11		10,698	34.36%	1.11%
Wells Fargo AVT - Opportunity Fund(SM) (SVOF)
2008	0.80 to	1.40	4,815,928	20.38 to	23.63	144,228,895	1.88%	-40.58% to	-40.94%
2007	0.80 to	1.40	5,757,665	34.29 to	40.01	291,024,130	0.62%	5.78% to	5.13%
2006	0.80 to	1.40	7,005,669	32.42 to	38.06	334,888,686	0.00%	11.32% to	10.65%
2005	0.80 to	1.40	8,710,393	29.12 to	34.39	373,720,329	0.00%	7.02% to	6.38%
2004	0.80 to	1.40	10,844,850	27.21 to	32.33	434,154,524	0.00%	17.27% to	16.57%
Wells Fargo AVT - Small-Mid Cap Value Fund (WFVSMV)
2008	1.10 to	1.25	1,260	5.18 to	5.17	6,526	0.00%	-45.16% to	-45.24%
2007	1.25		39	9.43		368	0.00%	-5.65%	(a) (b)
Wells Fargo AVT - Total Return Bond Fund (WFVTRB)
2008	1.15		2,116	11.04		23,352	4.80%	1.21%
2007	1.15		2,116	10.90		23,072	4.56%	4.96%
2006	1.15		2,116	10.39		21,981	4.32%	2.63%
2005	1.15		2,116	10.12		21,419	0.49%	0.73%

2008	Reserves for annuity contracts in payout phase:	7,453,205
2008	Contract owners’ equity	$16,006,481,073
2007	Reserves for annuity contracts in payout phase:	12,121,909
2007	Contract owners’ equity	$22,175,260,947
2006	Reserves for annuity contracts in payout phase:	11,157,956
2006	Contract owners’ equity	$17,880,717,436
2005	Reserves for annuity contracts in payout phase:	9,694,221
2005	Contract owners’ equity	$13,950,161,968
2004	Reserves for annuity contracts in payout phase:	9,554,595
2004	Contract owners’ equity	$12,749,242,735

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of the value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009